THE DIRECTOR SELECT

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Select variable annuity. Please read it carefully before you purchase your variable annuity.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Evergreen Variable Annuity Trust, Hartford HLS Series Fund II, Inc. and Hartford Series Fund, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2008

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

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TABLE OF CONTENTS

                                                                        PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    15
THE CONTRACT                                                                  16
  Purchases and Contract Value                                                16
  Charges and Fees                                                            21
  The Hartford's Principal First                                              23
  Death Benefit                                                               25
  Surrenders                                                                  28
ANNUITY PAYOUTS                                                               30
OTHER PROGRAMS AVAILABLE                                                      33
OTHER INFORMATION                                                             35
  Legal Proceedings                                                           37
  More Information                                                            37
FEDERAL TAX CONSIDERATIONS                                                    37
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      44
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                       7%
  Second Year                                                                                          6%
  Third Year                                                                                           6%
  Fourth Year                                                                                          5%
  Fifth Year                                                                                           4%
  Sixth Year                                                                                           3%
  Seventh Year                                                                                         2%
  Eighth Year                                                                                          0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                            $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                   1.25%
  Total Separate Account Annual Expenses                                                              1.25%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)                                 0.75%
 The Hartford's Principal First Charge (4)
  Optional Death Benefit Charge                                                                       0.15%
  Earnings Protection Benefit Charge                                                                  0.20%
  Total Separate Account Annual Expenses with all optional charges                                    2.35%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.05%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,006
3 years                                                                   $1,702
5 years                                                                   $2,315
10 years                                                                  $3,983

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $349
3 years                                                                   $1,118
5 years                                                                   $1,905
10 years                                                                  $3,953

(3)  If you do not Surrender your Contract:

1 year                                                                      $379
3 years                                                                   $1,148
5 years                                                                   $1,935
10 years                                                                  $3,983

CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
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          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document

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acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

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GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS

FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
EVERGREEN VARIABLE
ANNUITY TRUST
 EVERGREEN VA BALANCED     Capital growth and current    Evergreen Investment
  FUND -- CLASS 1*         income                        Management Company, LLC
 EVERGREEN VA FUNDAMENTAL  Capital growth with the       Evergreen Investment
  LARGE CAP FUND -- CLASS  potential for current income  Management Company, LLC
  1
 EVERGREEN VA GROWTH FUND  Long-term growth of capital   Evergreen Investment
  -- CLASS 1                                             Management Company, LLC
 EVERGREEN VA              Long-term capital growth and  Evergreen Investment
  INTERNATIONAL EQUITY     secondarily, modest income    Management Company, LLC
  FUND -- CLASS 1
 EVERGREEN VA OMEGA FUND   Long-term growth of capital   Evergreen Investment
  -- CLASS 1                                             Management Company, LLC
 EVERGREEN VA SPECIAL      Capital growth                Evergreen Investment
  VALUES FUND -- CLASS 1                                 Management Company, LLC

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FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
II, INC.
 HARTFORD GROWTH           Capital appreciation          HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                                 Sub-advised by Wellington
  -- CLASS IA                                            Management Company, LLP
 HARTFORD LARGECAP GROWTH  Long-term growth of capital   HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                   Sub-advised by Hartford
                                                         Investment Management Company
 HARTFORD MIDCAP GROWTH    Long-term growth of capital   HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                   Sub-advised by Hartford
                                                         Investment Management Company
 HARTFORD SMALLCAP GROWTH  Maximize capital              HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP and
                                                         Hartford Investment Management
                                                         Company
 HARTFORD SMALLCAP VALUE   Capital appreciation          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                   Sub-advised by Kayne Anderson
                                                         Rudnick Investment Management,
                                                         LLC, Metropolitan West Capital
                                                         Management, LLC and SSgA Funds
                                                         Management, Inc.
 HARTFORD U.S. GOVERNMENT  Maximize total return with a  HL Investment Advisors, LLC
  SECURITIES HLS FUND --   high level of current income  Sub-advised by Hartford
  CLASS IA                 consistent with prudent       Investment Management Company
                           investment risk
 HARTFORD VALUE            Capital appreciation          HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                                 Sub-advised by Wellington
  -- CLASS IA                                            Management Company, LLP
HARTFORD SERIES FUND,
INC.
 HARTFORD ADVISERS HLS     Maximum long-term total       HL Investment Advisors, LLC
  FUND -- CLASS IA         return                        Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD CAPITAL          Growth of capital             HL Investment Advisors, LLC
  APPRECIATION HLS FUND                                  Sub-advised by Wellington
  -- CLASS IA                                            Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital             HL Investment Advisors, LLC
  EQUITY HLS FUND --                                     Sub-advised by Wellington
  CLASS IA                                               Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current income  HL Investment Advisors, LLC
  GROWTH HLS FUND --       consistent with growth of     Sub-advised by Wellington
  CLASS IA                 capital                       Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current income  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with growth of     Sub-advised by Wellington
                           capital                       Management Company, LLP
 HARTFORD FUNDAMENTAL      Long-term capital             HL Investment Advisors, LLC
  GROWTH HLS FUND --       appreciation                  Sub-advised by Wellington
  CLASS IA (1)                                           Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total rate  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     of return                     Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  COMMUNICATIONS HLS FUND  appreciation                  Sub-advised by Wellington
  -- CLASS IA +                                          Management Company, LLP

12

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FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 HARTFORD GLOBAL EQUITY    Seeks long term capital       HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  FINANCIAL SERVICES HLS   appreciation                  Sub-advised by Wellington
  FUND -- CLASS IA +                                     Management Company, LLP
 HARTFORD GLOBAL GROWTH    Growth of capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                   Sub-advised by Wellington
  (2)                                                    Management Company, LLP
 HARTFORD GLOBAL HEALTH    Long-term capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA +   appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  TECHNOLOGY HLS FUND --   appreciation                  Sub-advised by Wellington
  CLASS IA +                                             Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital             HL Investment Advisors, LLC
  -- CLASS IA              appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with      HL Investment Advisors, LLC
  FUND -- CLASS IA         growth of capital as a        Sub-advised by Hartford
                           secondary objective           Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide investment   HL Investment Advisors, LLC
  -- CLASS IA              results which approximate     Sub-advised by Hartford
                           the price and yield           Investment Management Company
                           performance of publicly
                           traded common stocks in the
                           aggregate
 HARTFORD INTERNATIONAL    Capital appreciation          HL Investment Advisors, LLC
  GROWTH HLS FUND --                                     Sub-advised by Wellington
  CLASS IA (3)                                           Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term growth of capital   HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                                 Sub-advised by Wellington
  -- CLASS IA                                            Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation          HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                                 Sub-advised by Wellington
  -- CLASS IA                                            Management Company, LLP
 HARTFORD MIDCAP HLS FUND  Long-term growth of capital   HL Investment Advisors, LLC
  -- CLASS IA +                                          Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD MIDCAP VALUE     Long-term capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA +   appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA**   consistent with liquidity     Sub-advised by Hartford
                           and preservation of capital   Investment Management Company
 HARTFORD MORTGAGE         Maximum current income        HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of     Sub-advised by Hartford
  CLASS IA                 principal and maintenance of  Investment Management Company liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD SMALL COMPANY    Growth of capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                   Sub-advised by Wellington
                                                         Management Company, LLP and
                                                         Hartford Investment Management
                                                         Company

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FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND   Long-term growth of capital   HL Investment Advisors, LLC
  -- CLASS IA                                            Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,     HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a secondary    Sub-advised by Hartford
  IA                       objective                     Investment Management Company
 HARTFORD VALUE HLS FUND   Long-term total return        HL Investment Advisors, LLC
  -- CLASS IA                                            Sub-advised by Wellington
                                                         Management Company, LLP
 FIXED ACCUMULATION        Preservation of capital       Hartford Life Insurance
  FEATURE***                                             Company or Hartford Life and
                                                         Annuity Insurance Company --
                                                         General Account

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

* Effective May 30, 2008, the fund will be renamed Evergreen VA Diversified Capital Builder Fund.

** In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

*** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

NOTES

(1)  Formerly Hartford Focus HLS Fund -- Class IA

(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA

(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IA

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

14

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SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

-------------------------------------------------------------------------------

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY

16

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NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

-------------------------------------------------------------------------------

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium

18

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Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract

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owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held

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  under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six

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Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract

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Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit.

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries

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- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

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OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

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Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

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If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance

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Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

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COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for

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Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

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3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the

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dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for

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your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The

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  Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC., a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and

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your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                           WHAT IT'S USED FOR
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Access                                  Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment                   Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                               Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives)
                                        receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances            Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Support                                 Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial
                                        Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                                Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                              Inclusion of our products on a Financial Intermediary's "preferred list";
                                        participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                                  Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.

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Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the SAI.

LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

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In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union

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partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and (2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after

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      any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will

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not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

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F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as

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indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified

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Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age

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59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annu

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ity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c),

                                                                     APP I-7

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403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.

HARTFORD LIFE INSURANCE COMPANY

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.240         $4.793         $4.526         $4.417         $3.775
  Accumulation Unit Value at end of
   period                                 $5.518         $5.240         $4.793         $4.526         $4.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            310,726        383,003        483,227        593,819        695,038
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.079         $1.028         $1.015             --
  Accumulation Unit Value at end of
   period                                 $1.222         $1.170         $1.079         $1.028             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            145            166            168             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.317        $11.563        $10.133         $8.596         $6.113
  Accumulation Unit Value at end of
   period                                $15.365        $13.317        $11.563        $10.133         $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            151,622        179,776        214,703        248,147        269,870
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.252         $1.972         $1.743         $1.513             --
  Accumulation Unit Value at end of
   period                                 $2.577         $2.252         $1.972         $1.743             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303            116            122            116             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.426         $1.284         $1.220         $1.139         $0.896
  Accumulation Unit Value at end of
   period                                 $1.526         $1.426         $1.284         $1.220         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,980         57,035         66,846         73,174         97,135
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.133         $1.086         $1.037             --
  Accumulation Unit Value at end of
   period                                 $1.323         $1.247         $1.133         $1.086             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             33             24             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.434         $4.708         $4.803         $4.398
  Accumulation Unit Value at end of
   period                                 $3.775         $4.434         $4.708         $4.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            783,545        939,510       1,054,157      1,156,230
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.709         $8.388         $7.501         $5.526
  Accumulation Unit Value at end of
   period                                 $6.113         $7.709         $8.388         $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            292,724        340,758        357,409        347,433
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.204         $1.325         $1.422         $1.182
  Accumulation Unit Value at end of
   period                                 $0.896         $1.204         $1.325         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             80,918         81,871         78,728         41,232
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-2

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.909         $3.289         $3.143         $2.831         $2.261
  Accumulation Unit Value at end of
   period                                 $4.179         $3.909         $3.289         $3.143         $2.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            194,225        228,908        267,597        293,672        312,130
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.513         $1.284         $1.237         $1.125             --
  Accumulation Unit Value at end of
   period                                 $1.604         $1.513         $1.284         $1.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            155            153            178             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.202         $1.161         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.514         $1.434         $1.202         $1.161         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,787         38,311         21,129          9,143          1,019
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.180         $1.150         $1.064             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.396         $1.180         $1.150             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              3             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.076         $0.991         $0.973         $0.767
  Accumulation Unit Value at end of
   period                                 $1.325         $1.165         $1.076         $0.991         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,388          6,064          7,514          8,201          9,348
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.038         $0.964         $0.959             --
  Accumulation Unit Value at end of
   period                                 $1.257         $1.115         $1.038         $0.964             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             10             10             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.034         $1.892         $1.853         $1.664         $1.378
  Accumulation Unit Value at end of
   period                                 $2.341         $2.034         $1.892         $1.853         $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,226         29,935         36,629         41,339         42,943
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.269         $1.191         $1.176         $1.092             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.269         $1.191         $1.176             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.669         $2.816         $2.570         $2.471
  Accumulation Unit Value at end of
   period                                 $2.261         $2.669         $2.816         $2.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            333,014        346,410        342,990        388,624
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.767         $1.031             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,939          8,042             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.533         $1.656         $1.796         $1.476
  Accumulation Unit Value at end of
   period                                 $1.378         $1.533         $1.656         $1.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,883         54,476         61,514         57,797
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.119         $0.955         $0.785         $0.496
  Accumulation Unit Value at end of
   period                                 $1.643         $1.349         $1.119         $0.955         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,942          2,340          3,555          4,558          6,609
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.080         $0.930         $0.790             --
  Accumulation Unit Value at end of
   period                                 $1.559         $1.290         $1.080         $0.930             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.187         $1.089         $0.981         $0.763
  Accumulation Unit Value at end of
   period                                 $1.290         $1.416         $1.187         $1.089         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,297          2,884          3,472          4,080          4,111
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.145         $1.059         $0.980             --
  Accumulation Unit Value at end of
   period                                 $1.223         $1.355         $1.145         $1.059             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.112         $1.874         $1.849         $1.571         $1.174
  Accumulation Unit Value at end of
   period                                 $2.609         $2.112         $1.874         $1.849         $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,777         53,418         63,800         83,751         66,603
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.002         $1.791         $1.783         $1.584             --
  Accumulation Unit Value at end of
   period                                 $2.451         $2.002         $1.791         $1.783             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39              9              9              5             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.155         $1.962         $1.767         $1.587         $1.214
  Accumulation Unit Value at end of
   period                                 $2.258         $2.155         $1.962         $1.767         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,990         26,009         31,254         37,645         41,109
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.052         $1.885         $1.712         $1.609             --
  Accumulation Unit Value at end of
   period                                 $2.133         $2.052         $1.885         $1.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             13             18             12             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.711         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.496         $0.711             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,772          1,177             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.952         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.763         $0.952             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,483          1,840             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.792         $1.952         $1.315
  Accumulation Unit Value at end of
   period                                 $1.174         $1.476         $1.792         $1.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             71,074         82,650         87,887         25,343
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.469         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.214         $1.481         $1.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,202         43,097         28,572             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-4

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.548         $0.503         $0.458         $0.458         $0.287
  Accumulation Unit Value at end of
   period                                 $0.617         $0.548         $0.503         $0.458         $0.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,956         28,694         35,275         46,196         63,767
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.522         $0.483         $0.444         $0.466             --
  Accumulation Unit Value at end of
   period                                 $0.582         $0.522         $0.483         $0.444             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             29             29             16             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.293         $1.251         $1.126         $0.858
  Accumulation Unit Value at end of
   period                                 $1.541         $1.336         $1.293         $1.251         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,206         25,143         28,695         23,666         19,485
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.286         $1.255         $1.224         $1.146             --
  Accumulation Unit Value at end of
   period                                 $1.470         $1.286         $1.255         $1.224             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             29             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.605         $1.450         $1.263         $1.091         $0.768
  Accumulation Unit Value at end of
   period                                 $2.055         $1.605         $1.450         $1.263         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,098         39,877         48,045         38,842         12,405
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.544         $1.408         $1.236         $1.109             --
  Accumulation Unit Value at end of
   period                                 $1.961         $1.544         $1.408         $1.236             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.296         $1.285         $1.211         $0.996
  Accumulation Unit Value at end of
   period                                 $1.444         $1.423         $1.296         $1.285         $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,491         43,292         50,862         78,622         93,068
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.239         $1.239         $1.188             --
  Accumulation Unit Value at end of
   period                                 $1.357         $1.348         $1.239         $1.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             --             --             13             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.473         $0.621         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.287         $0.473         $0.621             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,930         61,337         39,523             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.976             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.858             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,321             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.768             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,775             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.068         $1.070         $1.035
  Accumulation Unit Value at end of
   period                                 $0.996         $1.083         $1.068         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,185         41,323         22,916         14,681
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.396         $4.733         $4.586         $4.206         $3.324
  Accumulation Unit Value at end of
   period                                 $5.606         $5.396         $4.733         $4.586         $4.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,535         59,414         73,161         87,505         99,567
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.004         $0.981         $0.922             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.135         $1.004         $0.981             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             17             20             --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.345         $1.283         $1.042         $0.699
  Accumulation Unit Value at end of
   period                                 $2.018         $1.649         $1.345         $1.283         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             49,326         49,518         40,715         33,143         11,302
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.577         $1.298         $1.249         $1.063             --
  Accumulation Unit Value at end of
   period                                 $1.914         $1.577         $1.298         $1.249             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              5              1             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.575         $2.095         $1.850         $1.587         $1.207
  Accumulation Unit Value at end of
   period                                 $3.240         $2.575         $2.095         $1.850         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             93,462        107,026        110,923        117,542        126,142
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.375         $1.128         $1.005         $0.879             --
  Accumulation Unit Value at end of
   period                                 $1.716         $1.375         $1.128         $1.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             43             26             22             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.292         $1.795         $1.532         $1.326         $0.874
  Accumulation Unit Value at end of
   period                                 $2.468         $2.292         $1.795         $1.532         $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,812         23,721         24,780         10,775          7,862
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.193         $1.731         $1.491         $1.330             --
  Accumulation Unit Value at end of
   period                                 $2.341         $2.193         $1.731         $1.491             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.340         $5.012         $5.608         $4.712
  Accumulation Unit Value at end of
   period                                 $3.324         $4.340         $5.012         $5.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            116,035        139,878        156,211        159,752
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.854         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.699         $0.854             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,326          1,985             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.856         $2.267         $1.641
  Accumulation Unit Value at end of
   period                                 $1.207         $1.489         $1.856         $2.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            146,846        178,290        215,743        222,722
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.932         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.874         $0.932             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,284            467             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-6

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.085         $3.702         $3.210         $2.791         $2.053
  Accumulation Unit Value at end of
   period                                 $4.652         $4.085         $3.702         $3.210         $2.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,394         94,251        117,021        137,233        158,486
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.873         $2.626         $2.296         $2.057             --
  Accumulation Unit Value at end of
   period                                 $3.244         $2.873         $2.626         $2.296             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              9             10             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.504         $1.384         $1.205         $0.852
  Accumulation Unit Value at end of
   period                                 $1.766         $1.751         $1.504         $1.384         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             59,974         73,144         90,802        108,460        107,899
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.451         $1.347         $1.201             --
  Accumulation Unit Value at end of
   period                                 $1.675         $1.675         $1.451         $1.347             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68              5              5             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.994         $1.929         $1.899         $1.905         $1.915
  Accumulation Unit Value at end of
   period                                 $2.067         $1.994         $1.929         $1.899         $1.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,036         83,112        112,715        104,740        170,474
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.061         $1.054         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.118         $1.088         $1.061         $1.054             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             40              8              8             --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.972         $2.875         $2.844         $2.765         $2.738
  Accumulation Unit Value at end of
   period                                 $3.034         $2.972         $2.875         $2.844         $2.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,570         33,589         42,838         52,484         64,733
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.271         $1.268         $1.251             --
  Accumulation Unit Value at end of
   period                                 $1.319         $1.303         $1.271         $1.268             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15             14             15             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.423         $2.546         $2.056         $1.371
  Accumulation Unit Value at end of
   period                                 $2.053         $2.423         $2.546         $2.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            185,616        231,978        241,334        118,306
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.991         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.852         $0.991             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            100,135         26,956             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.911         $1.863         $1.777         $1.716
  Accumulation Unit Value at end of
   period                                 $1.915         $1.911         $1.863         $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            260,944        263,654        191,493        216,372
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.563         $2.414         $2.217         $2.211
  Accumulation Unit Value at end of
   period                                 $2.738         $2.563         $2.414         $2.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             92,074         63,568         55,914         70,604
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.575         $2.278         $1.907         $1.721         $1.118
  Accumulation Unit Value at end of
   period                                 $2.905         $2.575         $2.278         $1.907         $1.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,873         67,727         82,104        100,070        117,303
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.546         $1.305         $1.235             --
  Accumulation Unit Value at end of
   period                                 $1.938         $1.733         $1.546         $1.305             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             25             23             22             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.352         $1.233         $1.082         $0.730
  Accumulation Unit Value at end of
   period                                 $1.383         $1.427         $1.352         $1.233         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,396         28,616         34,754         26,586         20,592
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.312         $1.207         $1.130             --
  Accumulation Unit Value at end of
   period                                 $1.320         $1.373         $1.312         $1.207             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             11              7             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.728         $5.942         $5.488         $5.335         $4.271
  Accumulation Unit Value at end of
   period                                 $7.036         $6.728         $5.942         $5.488         $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            130,974        161,643        197,801        239,561        276,783
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.090         $0.971         $0.905         $0.890             --
  Accumulation Unit Value at end of
   period                                 $1.131         $1.090         $0.971         $0.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             53             69             64             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.249         $3.139         $3.103         $3.003         $2.819
  Accumulation Unit Value at end of
   period                                 $3.358         $3.249         $3.139         $3.103         $3.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            104,930        116,043        139,424        159,731        188,788
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.371         $1.366         $1.343             --
  Accumulation Unit Value at end of
   period                                 $1.442         $1.407         $1.371         $1.366             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             13             17             18             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.931         $2.251         $1.374
  Accumulation Unit Value at end of
   period                                 $1.118         $1.622         $1.931         $2.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            116,296        130,794        140,975        107,808
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.730             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,515             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.710         $6.587         $7.176         $6.066
  Accumulation Unit Value at end of
   period                                 $4.271         $5.710         $6.587         $7.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            311,394        380,360        419,495        432,424
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.593         $2.416         $2.185         $2.258
  Accumulation Unit Value at end of
   period                                 $2.819         $2.593         $2.416         $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            230,140        220,125        155,850        171,567
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-8

-------------------------------------------------------------------------------

                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.123         $1.093         $1.090         $1.082         $1.072         $1.007
  Accumulation Unit Value at end of
   period                                 $1.158         $1.123         $1.093         $1.090         $1.082         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,405         50,951         67,635         81,802         86,319        133,069
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.061         $1.067         $1.072             --             --
  Accumulation Unit Value at end of
   period                                 $1.105         $1.081         $1.061         $1.067             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              1             25             23             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.133         $1.061         $0.971         $0.764         $1.000
  Accumulation Unit Value at end of
   period                                 $1.467         $1.363         $1.133         $1.061         $0.971         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,590         41,853         31,220         30,046         53,020         24,514
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.304         $1.093         $1.032         $0.958             --             --
  Accumulation Unit Value at end of
   period                                 $1.392         $1.304         $1.093         $1.032             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             14             --             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.403         $1.311         $1.117         $0.797         $0.975
  Accumulation Unit Value at end of
   period                                 $1.526         $1.649         $1.403         $1.311         $1.117         $0.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,156         31,408         30,211         18,541          9,635          1,826
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.362         $1.284         $1.136             --             --
  Accumulation Unit Value at end of
   period                                 $1.456         $1.587         $1.362         $1.284             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             49             45             45             --             --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.052         $0.970         $0.933         $0.888         $0.777         $0.871
  Accumulation Unit Value at end of
   period                                 $1.109         $1.052         $0.970         $0.933         $0.888         $0.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,209          1,514          1,283          1,445          1,573          5,518
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.995         $0.925         $0.898         $0.871             --             --
  Accumulation Unit Value at end of
   period                                 $1.040         $0.995         $0.925         $0.898             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             47             47             46             --             --

                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999
--------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,987             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.965         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.871         $0.965             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,879            613             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------

                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.229         $1.141         $1.058         $1.009             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.367         $1.229         $1.141         $1.058             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,932          7,254          9,934         11,299         12,999             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.207         $1.131         $1.071             --             --
  Accumulation Unit Value at end of
   period                                 $1.412         $1.332         $1.207         $1.131             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5             --             --             --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.312         $1.247         $1.109         $0.808         $1.120
  Accumulation Unit Value at end of
   period                                 $1.578         $1.439         $1.312         $1.247         $1.109         $0.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,188          4,519          6,021          7,035          7,900          9,626
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.996         $0.916         $0.878         $0.818             --             --
  Accumulation Unit Value at end of
   period                                 $1.083         $0.996         $0.916         $0.878             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             13             11             --             --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.008         $1.651         $1.441         $1.224         $0.944         $1.068
  Accumulation Unit Value at end of
   period                                 $2.281         $2.008         $1.651         $1.441         $1.224         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,308          6,885          7,996          9,654         10,807         12,356
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.192         $0.988         $0.870         $0.758             --             --
  Accumulation Unit Value at end of
   period                                 $1.342         $1.192         $0.988         $0.870             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             37             37             25             --             --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.853         $0.814         $0.794         $0.750         $0.542         $0.736
  Accumulation Unit Value at end of
   period                                 $0.943         $0.853         $0.814         $0.794         $0.750         $0.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,051          3,731          4,715          6,445          7,421          8,130
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.636         $0.613         $0.603         $0.587             --             --
  Accumulation Unit Value at end of
   period                                 $0.698         $0.636         $0.613         $0.603             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             74             74             74             --             --

                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999
--------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.086         $0.907
  Accumulation Unit Value at end of
   period                                 $1.120         $1.215         $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,986         13,917         13,249
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.321         $1.409         $1.109
  Accumulation Unit Value at end of
   period                                 $1.068         $1.321         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,977         17,172         14,722
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.874         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.736         $0.874             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,410          7,622             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --

APP IV-10

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.145         $1.787         $1.634         $1.374         $1.074
  Accumulation Unit Value at end of
   period                                 $1.959         $2.145         $1.787         $1.634         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,769          2,177          2,229          1,660          1,110
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.600         $1.344         $1.239         $1.074             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.600         $1.344         $1.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             50             51             48             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.355             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.074             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                882             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $5.240         $4.793         $4.526         $4.417         $3.775
   of period
  Accumulation Unit Value at end of       $5.518         $5.240         $4.793         $4.526         $4.417
   period
  Number of Accumulation Units           420,259        524,275        664,969        849,089        990,614
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.170         $1.079         $1.028         $1.015             --
   of period
  Accumulation Unit Value at end of       $1.222         $1.170         $1.079         $1.028             --
   period
  Number of Accumulation Units               502             --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.317        $11.563        $10.133         $8.596         $6.113
   of period
  Accumulation Unit Value at end of      $15.365        $13.317        $11.563        $10.133         $8.596
   period
  Number of Accumulation Units           228,923        275,831        331,508        391,196        435,058
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $2.252         $1.972         $1.743         $1.513             --
   of period
  Accumulation Unit Value at end of       $2.577         $2.252         $1.972         $1.743             --
   period
  Number of Accumulation Units               278             33             34             23             --
   outstanding at end of period (in
   thousands)
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.426         $1.284         $1.220         $1.139         $0.896
   of period
  Accumulation Unit Value at end of       $1.526         $1.426         $1.284         $1.220         $1.139
   period
  Number of Accumulation Units           106,825        133,074        158,942        175,924        191,413
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.247         $1.133         $1.086         $1.037             --
   of period
  Accumulation Unit Value at end of       $1.323         $1.247         $1.133         $1.086             --
   period
  Number of Accumulation Units               114             62             62              3             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $4.434         $4.708         $4.803         $4.398
   of period
  Accumulation Unit Value at end of       $3.775         $4.434         $4.708         $4.803
   period
  Number of Accumulation Units          1,098,795      1,267,553      1,358,395      1,425,393
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $7.709         $8.388         $7.501         $5.526
   of period
  Accumulation Unit Value at end of       $6.113         $7.709         $8.388         $7.501
   period
  Number of Accumulation Units           474,117        551,294        573,419        537,835
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.204         $1.325         $1.422         $1.182
   of period
  Accumulation Unit Value at end of       $0.896         $1.204         $1.325         $1.422
   period
  Number of Accumulation Units           187,354        190,354        156,473         78,909
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)

                                                                   APP IV-11

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.909         $3.289         $3.143         $2.831         $2.261
  Accumulation Unit Value at end of
   period                                 $4.179         $3.909         $3.289         $3.143         $2.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            420,148        491,809        579,183        627,365        664,685
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.513         $1.284         $1.237         $1.125             --
  Accumulation Unit Value at end of
   period                                 $1.604         $1.513         $1.284         $1.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314             16             17             11             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.202         $1.161         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.514         $1.434         $1.202         $1.161         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             88,776         90,534         79,776         25,818          1,894
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.180         $1.150         $1.064             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.396         $1.180         $1.150             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.076         $0.991         $0.973         $0.767
  Accumulation Unit Value at end of
   period                                 $1.325         $1.165         $1.076         $0.991         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,195         14,462         18,378         19,507         23,736
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.038         $0.964         $0.959             --
  Accumulation Unit Value at end of
   period                                 $1.257         $1.115         $1.038         $0.964             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.034         $1.892         $1.853         $1.664         $1.378
  Accumulation Unit Value at end of
   period                                 $2.341         $2.034         $1.892         $1.853         $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             61,172         73,542         90,311        108,710        112,019
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.269         $1.191         $1.176         $1.092             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.269         $1.191         $1.176             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.669         $2.816         $2.570         $2.471
  Accumulation Unit Value at end of
   period                                 $2.261         $2.669         $2.816         $2.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            679,820        690,922        678,899        760,046
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.767         $1.031             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,548         16,775             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.533         $1.656         $1.796         $1.476
  Accumulation Unit Value at end of
   period                                 $1.378         $1.533         $1.656         $1.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            123,500        139,322        152,814        149,495
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-12

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.119         $0.955         $0.785         $0.496
  Accumulation Unit Value at end of
   period                                 $1.643         $1.349         $1.119         $0.955         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          3,085          4,689          6,449          9,607
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.080         $0.930         $0.790             --
  Accumulation Unit Value at end of
   period                                 $1.559         $1.290         $1.080         $0.930             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.187         $1.089         $0.981         $0.763
  Accumulation Unit Value at end of
   period                                 $1.290         $1.416         $1.187         $1.089         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,183          2,817          3,594          4,996          6,179
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.145         $1.059         $0.980             --
  Accumulation Unit Value at end of
   period                                 $1.223         $1.355         $1.145         $1.059             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.112         $1.874         $1.849         $1.571         $1.174
  Accumulation Unit Value at end of
   period                                 $2.609         $2.112         $1.874         $1.849         $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             87,173        104,724        123,366        141,301        136,702
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.002         $1.791         $1.783         $1.584             --
  Accumulation Unit Value at end of
   period                                 $2.451         $2.002         $1.791         $1.783             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2              2              7             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.155         $1.962         $1.767         $1.587         $1.214
  Accumulation Unit Value at end of
   period                                 $2.258         $2.155         $1.962         $1.767         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,783         35,996         43,395         53,369         58,678
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.052         $1.885         $1.712         $1.609             --
  Accumulation Unit Value at end of
   period                                 $2.133         $2.052         $1.885         $1.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.711         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.496         $0.711             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,222          1,221             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.952         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.763         $0.952             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,328          3,277             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.792         $1.952         $1.315
  Accumulation Unit Value at end of
   period                                 $1.174         $1.476         $1.792         $1.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            149,612        173,294        174,669         54,890
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.469         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.214         $1.481         $1.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             59,531         67,198         45,574             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                   APP IV-13

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.548         $0.503         $0.458         $0.458         $0.287
   of period
  Accumulation Unit Value at end of       $0.617         $0.548         $0.503         $0.458         $0.458
   period
  Number of Accumulation Units            26,498         34,988         44,127         59,481         84,814
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $0.522         $0.483         $0.444         $0.466             --
   of period
  Accumulation Unit Value at end of       $0.582         $0.522         $0.483         $0.444             --
   period
  Number of Accumulation Units                78             --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.336         $1.293         $1.251         $1.126         $0.858
   of period
  Accumulation Unit Value at end of       $1.541         $1.336         $1.293         $1.251         $1.126
   period
  Number of Accumulation Units            43,859         54,960         62,205         53,371         29,388
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.286         $1.255         $1.224         $1.146             --
   of period
  Accumulation Unit Value at end of       $1.470         $1.286         $1.255         $1.224             --
   period
  Number of Accumulation Units                 8             --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.605         $1.450         $1.263         $1.091         $0.768
   of period
  Accumulation Unit Value at end of       $2.055         $1.605         $1.450         $1.263         $1.091
   period
  Number of Accumulation Units            54,277         50,394         45,637         37,557         19,078
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.544         $1.408         $1.236         $1.109             --
   of period
  Accumulation Unit Value at end of       $1.961         $1.544         $1.408         $1.236             --
   period
  Number of Accumulation Units               188             15             16              9             --
   outstanding at end of period (in
   thousands)
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.423         $1.296         $1.285         $1.211         $0.996
   of period
  Accumulation Unit Value at end of       $1.444         $1.423         $1.296         $1.285         $1.211
   period
  Number of Accumulation Units            57,770         68,869         79,622         99,421        116,081
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.348         $1.239         $1.239         $1.188             --
   of period
  Accumulation Unit Value at end of       $1.357         $1.348         $1.239         $1.239             --
   period
  Number of Accumulation Units                45             26             27             --             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.473         $0.621         $1.000             --
   of period
  Accumulation Unit Value at end of       $0.287         $0.473         $0.621             --
   period
  Number of Accumulation Units            70,939         83,872         53,985             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.976             --             --             --
   of period
  Accumulation Unit Value at end of       $0.858             --             --             --
   period
  Number of Accumulation Units             4,478             --             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.986             --             --             --
   of period
  Accumulation Unit Value at end of       $0.768             --             --             --
   period
  Number of Accumulation Units             2,200             --             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.083         $1.068         $1.070         $1.035
   of period
  Accumulation Unit Value at end of       $0.996         $1.083         $1.068         $1.070
   period
  Number of Accumulation Units            66,625         56,423         29,644         20,235
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)

APP IV-14

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $5.396         $4.733         $4.586         $4.206         $3.324
   of period
  Accumulation Unit Value at end of       $5.606         $5.396         $4.733         $4.586         $4.206
   period
  Number of Accumulation Units            59,230         74,749         94,721        115,308        133,354
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.135         $1.004         $0.981         $0.922             --
   of period
  Accumulation Unit Value at end of       $1.169         $1.135         $1.004         $0.981             --
   period
  Number of Accumulation Units                50             12             13             --             --
   outstanding at end of period (in
   thousands)
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.649         $1.345         $1.283         $1.042         $0.699
   of period
  Accumulation Unit Value at end of       $2.018         $1.649         $1.345         $1.283         $1.042
   period
  Number of Accumulation Units            83,046         85,641         73,035         56,814         27,889
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.577         $1.298         $1.249         $1.063             --
   of period
  Accumulation Unit Value at end of       $1.914         $1.577         $1.298         $1.249             --
   period
  Number of Accumulation Units                21              2              2             --             --
   outstanding at end of period (in
   thousands)
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.575         $2.095         $1.850         $1.587         $1.207
   of period
  Accumulation Unit Value at end of       $3.240         $2.575         $2.095         $1.850         $1.587
   period
  Number of Accumulation Units           154,625        180,057        203,885        229,281        250,801
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.375         $1.128         $1.005         $0.879             --
   of period
  Accumulation Unit Value at end of       $1.716         $1.375         $1.128         $1.005             --
   period
  Number of Accumulation Units                30             18             19              4             --
   outstanding at end of period (in
   thousands)
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.292         $1.795         $1.532         $1.326         $0.874
   of period
  Accumulation Unit Value at end of       $2.468         $2.292         $1.795         $1.532         $1.326
   period
  Number of Accumulation Units            28,899         36,735         33,338         18,203         13,557
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $2.193         $1.731         $1.491         $1.330             --
   of period
  Accumulation Unit Value at end of       $2.341         $2.193         $1.731         $1.491             --
   period
  Number of Accumulation Units                22             12             13             --             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $4.340         $5.012         $5.608         $4.712
   of period
  Accumulation Unit Value at end of       $3.324         $4.340         $5.012         $5.608
   period
  Number of Accumulation Units           146,694        178,287        194,774        191,225
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.854         $1.000             --             --
   of period
  Accumulation Unit Value at end of       $0.699         $0.854             --             --
   period
  Number of Accumulation Units            15,665          5,121             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.489         $1.856         $2.267         $1.641
   of period
  Accumulation Unit Value at end of       $1.207         $1.489         $1.856         $2.267
   period
  Number of Accumulation Units           281,655        339,519        399,368        391,871
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.932         $1.000             --             --
   of period
  Accumulation Unit Value at end of       $0.874         $0.932             --             --
   period
  Number of Accumulation Units             8,439            865             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)

                                                                   APP IV-15

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $4.085         $3.702         $3.210         $2.791         $2.053
   of period
  Accumulation Unit Value at end of       $4.652         $4.085         $3.702         $3.210         $2.791
   period
  Number of Accumulation Units           124,309        156,958        190,200        223,973        261,643
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $2.873         $2.626         $2.296         $2.057             --
   of period
  Accumulation Unit Value at end of       $3.244         $2.873         $2.626         $2.296             --
   period
  Number of Accumulation Units                --             --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.751         $1.504         $1.384         $1.205         $0.852
   of period
  Accumulation Unit Value at end of       $1.766         $1.751         $1.504         $1.384         $1.205
   period
  Number of Accumulation Units           101,869        126,148        152,040        186,816        195,560
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.675         $1.451         $1.347         $1.201             --
   of period
  Accumulation Unit Value at end of       $1.675         $1.675         $1.451         $1.347             --
   period
  Number of Accumulation Units               113             22             22             22             --
   outstanding at end of period (in
   thousands)
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.994         $1.929         $1.899         $1.905         $1.915
   of period
  Accumulation Unit Value at end of       $2.067         $1.994         $1.929         $1.899         $1.905
   period
  Number of Accumulation Units           108,436        103,041         99,615        118,238        171,179
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.088         $1.061         $1.054         $1.065             --
   of period
  Accumulation Unit Value at end of       $1.118         $1.088         $1.061         $1.054             --
   period
  Number of Accumulation Units                --             --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.972         $2.875         $2.844         $2.765         $2.738
   of period
  Accumulation Unit Value at end of       $3.034         $2.972         $2.875         $2.844         $2.765
   period
  Number of Accumulation Units            25,735         33,183         40,727         49,453         64,103
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.303         $1.271         $1.268         $1.251             --
   of period
  Accumulation Unit Value at end of       $1.319         $1.303         $1.271         $1.268             --
   period
  Number of Accumulation Units                59             14             14             --             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.423         $2.546         $2.056         $1.371
   of period
  Accumulation Unit Value at end of       $2.053         $2.423         $2.546         $2.056
   period
  Number of Accumulation Units           304,733        376,063        377,347        181,142
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.991         $1.000             --             --
   of period
  Accumulation Unit Value at end of       $0.852         $0.991             --             --
   period
  Number of Accumulation Units           155,364         51,670             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.911         $1.863         $1.777         $1.716
   of period
  Accumulation Unit Value at end of       $1.915         $1.911         $1.863         $1.777
   period
  Number of Accumulation Units           293,058        276,875        180,014        270,072
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.563         $2.414         $2.217         $2.211
   of period
  Accumulation Unit Value at end of       $2.738         $2.563         $2.414         $2.217
   period
  Number of Accumulation Units            94,164         60,191         43,651         52,197
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)

APP IV-16

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.575         $2.278         $1.907         $1.721         $1.118
   of period
  Accumulation Unit Value at end of       $2.905         $2.575         $2.278         $1.907         $1.721
   period
  Number of Accumulation Units            96,395        119,387        141,614        175,080        207,965
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.733         $1.546         $1.305         $1.235             --
   of period
  Accumulation Unit Value at end of       $1.938         $1.733         $1.546         $1.305             --
   period
  Number of Accumulation Units                26             --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.427         $1.352         $1.233         $1.082         $0.730
   of period
  Accumulation Unit Value at end of       $1.383         $1.427         $1.352         $1.233         $1.082
   period
  Number of Accumulation Units            30,335         38,966         48,226         42,958         27,880
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.373         $1.312         $1.207         $1.130             --
   of period
  Accumulation Unit Value at end of       $1.320         $1.373         $1.312         $1.207             --
   period
  Number of Accumulation Units                42             17             18              1             --
   outstanding at end of period (in
   thousands)
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $6.728         $5.942         $5.488         $5.335         $4.271
   of period
  Accumulation Unit Value at end of       $7.036         $6.728         $5.942         $5.488         $5.335
   period
  Number of Accumulation Units           198,119        250,639        313,939        396,626        465,306
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.090         $0.971         $0.905         $0.890             --
   of period
  Accumulation Unit Value at end of       $1.131         $1.090         $0.971         $0.905             --
   period
  Number of Accumulation Units                83             31             31             26             --
   outstanding at end of period (in
   thousands)
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $3.249         $3.139         $3.103         $3.003         $2.819
   of period
  Accumulation Unit Value at end of       $3.358         $3.249         $3.139         $3.103         $3.003
   period
  Number of Accumulation Units           147,518        158,095        182,360        201,034        240,139
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.407         $1.371         $1.366         $1.343             --
   of period
  Accumulation Unit Value at end of       $1.442         $1.407         $1.371         $1.366             --
   period
  Number of Accumulation Units               231             25             26              3             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.622         $1.931         $2.251         $1.374
   of period
  Accumulation Unit Value at end of       $1.118         $1.622         $1.931         $2.251
   period
  Number of Accumulation Units           218,257        249,660        269,723        198,856
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.929             --             --             --
   of period
  Accumulation Unit Value at end of       $0.730             --             --             --
   period
  Number of Accumulation Units             7,631             --             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $5.710         $6.587         $7.176         $6.066
   of period
  Accumulation Unit Value at end of       $4.271         $5.710         $6.587         $7.176
   period
  Number of Accumulation Units           522,928        614,994        655,469        638,407
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $2.593         $2.416         $2.185         $2.258
   of period
  Accumulation Unit Value at end of       $2.819         $2.593         $2.416         $2.185
   period
  Number of Accumulation Units           279,414        243,035        184,934        197,575
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)

                                                                   APP IV-17

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.123         $1.093         $1.090         $1.082         $1.072
   of period
  Accumulation Unit Value at end of       $1.158         $1.123         $1.093         $1.090         $1.082
   period
  Number of Accumulation Units            63,742         62,634         75,980         83,522        115,520
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.081         $1.061         $1.067         $1.072             --
   of period
  Accumulation Unit Value at end of       $1.105         $1.081         $1.061         $1.067             --
   period
  Number of Accumulation Units                19             20             20              3             --
   outstanding at end of period (in
   thousands)
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.363         $1.133         $1.061         $0.971         $0.764
   of period
  Accumulation Unit Value at end of       $1.467         $1.363         $1.133         $1.061         $0.971
   period
  Number of Accumulation Units            47,688         55,950         52,670         50,682         54,847
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.304         $1.093         $1.032         $0.958             --
   of period
  Accumulation Unit Value at end of       $1.392         $1.304         $1.093         $1.032             --
   period
  Number of Accumulation Units                41             12             12             --             --
   outstanding at end of period (in
   thousands)
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.649         $1.403         $1.311         $1.117         $0.797
   of period
  Accumulation Unit Value at end of       $1.526         $1.649         $1.403         $1.311         $1.117
   period
  Number of Accumulation Units            48,842         57,227         53,865         30,338         12,917
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.587         $1.362         $1.284         $1.136             --
   of period
  Accumulation Unit Value at end of       $1.456         $1.587         $1.362         $1.284             --
   period
  Number of Accumulation Units                55             12             12             --             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.007             --             --             --
   of period
  Accumulation Unit Value at end of       $1.072             --             --             --
   period
  Number of Accumulation Units           159,439             --             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.000         $1.000             --             --
   of period
  Accumulation Unit Value at end of       $0.764         $1.000             --             --
   period
  Number of Accumulation Units            46,156         19,695             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.975             --             --             --
   of period
  Accumulation Unit Value at end of       $0.797             --             --             --
   period
  Number of Accumulation Units             2,475             --             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)

-------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II and Series IIR of The Director Select variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

-------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TWO

                SERIES II AND SERIES IIR OF THE DIRECTOR SELECT

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       7
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008 and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $11,395,165; 2006: $13,470,181; and 2005: $39,158,097.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

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BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance & Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank

4                                            HARTFORD LIFE INSURANCE COMPANY

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Hornor Townsend & Kent, Inc., Horwitz & Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc., Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc., M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments, N.C., Inc., Southwest

HARTFORD LIFE INSURANCE COMPANY                                            5

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Securities, Inc., Spectrum Capital, Inc., Spelman & Co., Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William
C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

6                                            HARTFORD LIFE INSURANCE COMPANY

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The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            7

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.

HARTFORD LIFE INSURANCE COMPANY

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.240         $4.793         $4.526         $4.417         $3.775
  Accumulation Unit Value at end of
   period                                 $5.518         $5.240         $4.793         $4.526         $4.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            310,726        383,003        483,227        593,819        695,038
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.180         $4.745         $4.487         $4.386         $3.754
  Accumulation Unit Value at end of
   period                                 $5.447         $5.180         $4.745         $4.487         $4.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,792          7,400          9,039         10,727         11,823
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.178         $4.746         $4.490         $4.391         $3.760
  Accumulation Unit Value at end of
   period                                 $5.442         $5.178         $4.746         $4.490         $4.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,246          7,028          7,962          8,349          7,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.119         $4.699         $4.452         $4.361         $3.740
  Accumulation Unit Value at end of
   period                                 $5.372         $5.119         $4.699         $4.452         $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,973         26,173         29,346         32,391         32,887
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.119         $4.699         $4.452         $4.361         $3.740
  Accumulation Unit Value at end of
   period                                 $5.372         $5.119         $4.699         $4.452         $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,973         26,173         29,346         32,391         32,887
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.085         $4.675         $4.436         $4.370             --
  Accumulation Unit Value at end of
   period                                 $5.329         $5.085         $4.675         $4.436             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,367          2,343          2,311          2,121             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.085         $4.675         $4.436         $4.352         $3.737
  Accumulation Unit Value at end of
   period                                 $5.329         $5.085         $4.675         $4.436         $4.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,367          2,343          2,311          2,121          1,324
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.074         $4.667         $4.431         $4.348         $3.736
  Accumulation Unit Value at end of
   period                                 $5.314         $5.074         $4.667         $4.431         $4.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,016          3,448          3,729          4,279          3,239

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.434         $4.708         $4.803         $4.398
  Accumulation Unit Value at end of
   period                                 $3.775         $4.434         $4.708         $4.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            783,545        939,510       1,054,157      1,156,230
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.416         $4.696         $4.798         $4.663
  Accumulation Unit Value at end of
   period                                 $3.754         $4.416         $4.696         $4.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,900         14,292         11,997          4,952
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.426         $4.767             --             --
  Accumulation Unit Value at end of
   period                                 $3.760         $4.426             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,857          5,292             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.740             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,594             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.408         $4.754             --             --
  Accumulation Unit Value at end of
   period                                 $3.740         $4.408             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,594          1,934             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.737             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                248             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.736             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                252             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.180         $1.087         $1.033         $1.019             --
  Accumulation Unit Value at end of
   period                                 $1.235         $1.180         $1.087         $1.033             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,793            831            861            322             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.040         $4.643         $4.415         $4.356             --
  Accumulation Unit Value at end of
   period                                 $5.271         $5.040         $4.643         $4.415             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,313          2,560          2,793          2,719             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.040         $4.643         $4.415         $4.339         $3.734
  Accumulation Unit Value at end of
   period                                 $5.271         $5.040         $4.643         $4.415         $4.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,313          2,560          2,793          2,719            885
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.079         $1.028         $1.015             --
  Accumulation Unit Value at end of
   period                                 $1.222         $1.170         $1.079         $1.028             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            145            166            168             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.317        $11.563        $10.133         $8.596         $6.113
  Accumulation Unit Value at end of
   period                                $15.365        $13.317        $11.563        $10.133         $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            151,622        179,776        214,703        248,147        269,870
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.165        $11.448        $10.048         $8.536         $6.080
  Accumulation Unit Value at end of
   period                                $15.166        $13.165        $11.448        $10.048         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,272          4,044          4,679          5,016          5,357
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.450        $10.054         $8.546         $6.090
  Accumulation Unit Value at end of
   period                                $15.154        $13.160        $11.450        $10.054         $8.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,249          4,568          4,952          5,279          4,252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.010        $11.336         $9.969         $8.487         $6.057
  Accumulation Unit Value at end of
   period                                $14.958        $13.010        $11.336         $9.969         $8.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,664         18,457         20,389         21,290         20,870
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.010        $11.336         $9.969         $8.487         $6.057
  Accumulation Unit Value at end of
   period                                $14.958        $13.010        $11.336         $9.969         $8.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,664         18,457         20,389         21,290         20,870
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.924        $11.278         $9.933         $8.595             --
  Accumulation Unit Value at end of
   period                                $14.837        $12.924        $11.278         $9.933             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,109          1,418          1,479          1,322             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.924        $11.278         $9.933         $8.469         $6.053
  Accumulation Unit Value at end of
   period                                $14.837        $12.924        $11.278         $9.933         $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,109          1,418          1,479          1,322            854

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.734             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.709         $8.388         $7.501         $5.526
  Accumulation Unit Value at end of
   period                                 $6.113         $7.709         $8.388         $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            292,724        340,758        357,409        347,433
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.678         $8.367         $7.494         $6.255
  Accumulation Unit Value at end of
   period                                 $6.080         $7.678         $8.367         $7.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,692          6,040          4,645          1,112
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.695         $8.843             --             --
  Accumulation Unit Value at end of
   period                                 $6.090         $7.695             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,814          2,896             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.057             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,705             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.664         $8.820             --             --
  Accumulation Unit Value at end of
   period                                 $6.057         $7.664             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,705          1,244             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.053             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.896        $11.259         $9.921         $8.463         $6.052
  Accumulation Unit Value at end of
   period                                $14.797        $12.896        $11.259         $9.921         $8.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,941          2,198          2,433          2,499          1,856
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.272         $1.986         $1.752         $1.518             --
  Accumulation Unit Value at end of
   period                                 $2.605         $2.272         $1.986         $1.752             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,211            271            250            120             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.810        $11.202         $9.885         $8.569             --
  Accumulation Unit Value at end of
   period                                $14.677        $12.810        $11.202         $9.885             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,692          1,767          2,098          1,989             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.810        $11.202         $9.885         $8.445         $6.048
  Accumulation Unit Value at end of
   period                                $14.677        $12.810        $11.202         $9.885         $8.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,692          1,767          2,098          1,989            410
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.252         $1.972         $1.743         $1.513             --
  Accumulation Unit Value at end of
   period                                 $2.577         $2.252         $1.972         $1.743             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303            116            122            116             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.426         $1.284         $1.220         $1.139         $0.896
  Accumulation Unit Value at end of
   period                                 $1.526         $1.426         $1.284         $1.220         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,980         57,035         66,846         73,174         97,135
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.410         $1.271         $1.209         $1.131         $0.891
  Accumulation Unit Value at end of
   period                                 $1.506         $1.410         $1.271         $1.209         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,216          2,778          3,277          3,458          4,460
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.409         $1.271         $1.210         $1.133         $0.892
  Accumulation Unit Value at end of
   period                                 $1.505         $1.409         $1.271         $1.210         $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,186          3,374          3,710          3,002          2,171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.393         $1.259         $1.200         $1.125         $0.887
  Accumulation Unit Value at end of
   period                                 $1.485         $1.393         $1.259         $1.200         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,809         11,475         11,567         11,162         10,465
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.393         $1.259         $1.200         $1.125         $0.887
  Accumulation Unit Value at end of
   period                                 $1.485         $1.393         $1.259         $1.200         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,809         11,475         11,567         11,162         10,465

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.052             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.048             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.204         $1.325         $1.422         $1.182
  Accumulation Unit Value at end of
   period                                 $0.896         $1.204         $1.325         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             80,918         81,871         78,728         41,232
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.199         $1.322         $1.420         $1.281
  Accumulation Unit Value at end of
   period                                 $0.891         $1.199         $1.322         $1.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,537          4,719          3,737          1,552
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.390             --             --
  Accumulation Unit Value at end of
   period                                 $0.892         $1.201             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,791          1,374             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,613             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.387             --             --
  Accumulation Unit Value at end of
   period                                 $0.887         $1.197             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,613            630             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.252         $1.196         $1.139             --
  Accumulation Unit Value at end of
   period                                 $1.473         $1.384         $1.252         $1.196             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,788            991          1,052            717             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.252         $1.196         $1.122         $0.887
  Accumulation Unit Value at end of
   period                                 $1.473         $1.384         $1.252         $1.196         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,788            991          1,052            717            280
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.250         $1.194         $1.122         $0.887
  Accumulation Unit Value at end of
   period                                 $1.469         $1.381         $1.250         $1.194         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,697          1,928          1,842          1,820          1,000
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.870        $10.758        $10.288         $9.812             --
  Accumulation Unit Value at end of
   period                                $12.618        $11.870        $10.758        $10.288             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.244         $1.190         $1.135             --
  Accumulation Unit Value at end of
   period                                 $1.457         $1.372         $1.244         $1.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,063          3,430          3,502          2,260             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.244         $1.190         $1.119         $0.886
  Accumulation Unit Value at end of
   period                                 $1.457         $1.372         $1.244         $1.190         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,063          3,430          3,502          2,260            211
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.133         $1.086         $1.037             --
  Accumulation Unit Value at end of
   period                                 $1.323         $1.247         $1.133         $1.086             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             33             24             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.909         $3.289         $3.143         $2.831         $2.261
  Accumulation Unit Value at end of
   period                                 $4.179         $3.909         $3.289         $3.143         $2.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            194,225        228,908        267,597        293,672        312,130
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.865         $3.256         $3.116         $2.811         $2.248
  Accumulation Unit Value at end of
   period                                 $4.126         $3.865         $3.256         $3.116         $2.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,529          5,561          5,948          5,931          5,813
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.863         $3.257         $3.118         $2.814         $2.252
  Accumulation Unit Value at end of
   period                                 $4.122         $3.863         $3.257         $3.118         $2.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,308          7,813          7,994          7,486          5,496

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.886             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.669         $2.816         $2.570         $2.471
  Accumulation Unit Value at end of
   period                                 $2.261         $2.669         $2.816         $2.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            333,014        346,410        342,990        388,624
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.658         $2.809         $2.567         $2.655
  Accumulation Unit Value at end of
   period                                 $2.248         $2.658         $2.809         $2.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,275          4,665          2,938          1,030
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.664         $2.754             --             --
  Accumulation Unit Value at end of
   period                                 $2.252         $2.664             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,838          2,968             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.819         $3.224         $3.092         $2.795         $2.240
  Accumulation Unit Value at end of
   period                                 $4.069         $3.819         $3.224         $3.092         $2.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,240         37,690         39,520         38,811         37,938
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.819         $3.224         $3.092         $2.795         $2.240
  Accumulation Unit Value at end of
   period                                 $4.069         $3.819         $3.224         $3.092         $2.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,240         37,690         39,520         38,811         37,938
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.794         $3.208         $3.081         $2.793             --
  Accumulation Unit Value at end of
   period                                 $4.036         $3.794         $3.208         $3.081             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,873          2,865          2,698          1,990             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.794         $3.208         $3.081         $2.789         $2.238
  Accumulation Unit Value at end of
   period                                 $4.036         $3.794         $3.208         $3.081         $2.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,873          2,865          2,698          1,990          1,197
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.786         $3.202         $3.077         $2.787         $2.238
  Accumulation Unit Value at end of
   period                                 $4.025         $3.786         $3.202         $3.077         $2.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,041          4,513          4,814          4,799          3,412
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.526         $1.292         $1.243         $1.128             --
  Accumulation Unit Value at end of
   period                                 $1.621         $1.526         $1.292         $1.243             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                684            399            408            131             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.761         $3.186         $3.066         $2.785             --
  Accumulation Unit Value at end of
   period                                 $3.992         $3.761         $3.186         $3.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,373          4,499          4,455          3,461             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.761         $3.186         $3.066         $2.781         $2.236
  Accumulation Unit Value at end of
   period                                 $3.992         $3.761         $3.186         $3.066         $2.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,373          4,499          4,455          3,461            563
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.513         $1.284         $1.237         $1.125             --
  Accumulation Unit Value at end of
   period                                 $1.604         $1.513         $1.284         $1.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            155            153            178             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.202         $1.161         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.514         $1.434         $1.202         $1.161         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,787         38,311         21,129          9,143          1,019

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.240             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,579             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.653         $2.747             --             --
  Accumulation Unit Value at end of
   period                                 $2.240         $2.653             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,579          1,190             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.238             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                369             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.238             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.236             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.198         $1.159         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.505         $1.427         $1.198         $1.159         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                832          1,035            539            413             12
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.425         $1.197         $1.158         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.502         $1.425         $1.197         $1.158         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,215          1,239            822            422             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.193         $1.156         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.492         $1.418         $1.193         $1.156         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,024          2,963          1,415            605             16
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.193         $1.156         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.492         $1.418         $1.193         $1.156         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,024          2,963          1,415            605             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.411         $1.189         $1.154         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.483         $1.411         $1.189         $1.154             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                377            250            158             61             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.411         $1.189         $1.154         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $1.483         $1.411         $1.189         $1.154         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                377            250            158             61             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.409         $1.188         $1.154         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $1.480         $1.409         $1.188         $1.154         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                577            501            321            216              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.405         $1.185         $1.152         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.474         $1.405         $1.185         $1.152             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101             31             65             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.184         $1.152         $1.064             --
  Accumulation Unit Value at end of
   period                                 $1.471         $1.402         $1.184         $1.152             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                943            853            683            293             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.184         $1.152         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $1.471         $1.402         $1.184         $1.152         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                943            853            683            293             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.180         $1.150         $1.064             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.396         $1.180         $1.150             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              3             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.076         $0.991         $0.973         $0.767
  Accumulation Unit Value at end of
   period                                 $1.325         $1.165         $1.076         $0.991         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,388          6,064          7,514          8,201          9,348
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.068         $0.986         $0.969         $0.765
  Accumulation Unit Value at end of
   period                                 $1.312         $1.156         $1.068         $0.986         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            164            155            165            240
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.152         $1.066         $0.984         $0.968         $0.765
  Accumulation Unit Value at end of
   period                                 $1.307         $1.152         $1.066         $0.984         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                536            550            527            625            690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.058         $0.979         $0.964         $0.763
  Accumulation Unit Value at end of
   period                                 $1.294         $1.143         $1.058         $0.979         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,885          2,081          2,210          2,510          2,664
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.058         $0.979         $0.964         $0.763
  Accumulation Unit Value at end of
   period                                 $1.294         $1.143         $1.058         $0.979         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,885          2,081          2,210          2,510          2,664
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.053         $0.975         $0.967             --
  Accumulation Unit Value at end of
   period                                 $1.284         $1.135         $1.053         $0.975             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240             72             71             73             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.053         $0.975         $0.962         $0.762
  Accumulation Unit Value at end of
   period                                 $1.284         $1.135         $1.053         $0.975         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240             72             71             73             43
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.051         $0.974         $0.961         $0.762
  Accumulation Unit Value at end of
   period                                 $1.281         $1.133         $1.051         $0.974         $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                257            250            352            371            274
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.045         $0.969         $0.962             --
  Accumulation Unit Value at end of
   period                                 $1.271         $1.125         $1.045         $0.969             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.767         $1.031             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,939          8,042             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.029         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.765         $1.029             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            136             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.029         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.765         $1.029             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                836            317             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.763             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.028         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.763         $1.028             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772             51             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.046         $0.970         $0.964             --
  Accumulation Unit Value at end of
   period                                 $1.270         $1.125         $1.046         $0.970             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            126            152            113             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.046         $0.970         $0.959         $0.762
  Accumulation Unit Value at end of
   period                                 $1.270         $1.125         $1.046         $0.970         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            126            152            113             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.038         $0.964         $0.959             --
  Accumulation Unit Value at end of
   period                                 $1.257         $1.115         $1.038         $0.964             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             10             10             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.034         $1.892         $1.853         $1.664         $1.378
  Accumulation Unit Value at end of
   period                                 $2.341         $2.034         $1.892         $1.853         $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,226         29,935         36,629         41,339         42,943
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.010         $1.873         $1.838         $1.653         $1.371
  Accumulation Unit Value at end of
   period                                 $2.311         $2.010         $1.873         $1.838         $1.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                602            709            805            877            930
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.010         $1.873         $1.839         $1.655         $1.373
  Accumulation Unit Value at end of
   period                                 $2.309         $2.010         $1.873         $1.839         $1.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            550            581            485            355
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.987         $1.855         $1.823         $1.643         $1.366
  Accumulation Unit Value at end of
   period                                 $2.279         $1.987         $1.855         $1.823         $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,451          2,951          2,928          2,705          2,281
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.987         $1.855         $1.823         $1.643         $1.366
  Accumulation Unit Value at end of
   period                                 $2.279         $1.987         $1.855         $1.823         $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,451          2,951          2,928          2,705          2,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.974         $1.845         $1.817         $1.682             --
  Accumulation Unit Value at end of
   period                                 $2.261         $1.974         $1.845         $1.817             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                596            239            208            131             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.974         $1.845         $1.817         $1.640         $1.365
  Accumulation Unit Value at end of
   period                                 $2.261         $1.974         $1.845         $1.817         $1.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                596            239            208            131             76

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.533         $1.656         $1.796         $1.476
  Accumulation Unit Value at end of
   period                                 $1.378         $1.533         $1.656         $1.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,883         54,476         61,514         57,797
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.527         $1.652         $1.794         $1.576
  Accumulation Unit Value at end of
   period                                 $1.371         $1.527         $1.652         $1.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                967          1,005          1,092            391
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.530         $1.656             --             --
  Accumulation Unit Value at end of
   period                                 $1.373         $1.530             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            286             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.366             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                789             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.524         $1.651             --             --
  Accumulation Unit Value at end of
   period                                 $1.366         $1.524             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                789            191             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.365             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.969         $1.842         $1.814         $1.639         $1.365
  Accumulation Unit Value at end of
   period                                 $2.255         $1.969         $1.842         $1.814         $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                316            346            381            439            295
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.199         $1.182         $1.096             --
  Accumulation Unit Value at end of
   period                                 $1.464         $1.280         $1.199         $1.182             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42              9             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.833         $1.808         $1.677             --
  Accumulation Unit Value at end of
   period                                 $2.237         $1.956         $1.833         $1.808             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            199            195            163             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.833         $1.808         $1.635         $1.364
  Accumulation Unit Value at end of
   period                                 $2.237         $1.956         $1.833         $1.808         $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            199            195            163             40
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.269         $1.191         $1.176         $1.092             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.269         $1.191         $1.176             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             --             --             --             --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.119         $0.955         $0.785         $0.496
  Accumulation Unit Value at end of
   period                                 $1.643         $1.349         $1.119         $0.955         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,942          2,340          3,555          4,558          6,609
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.111         $0.950         $0.782         $0.494
  Accumulation Unit Value at end of
   period                                 $1.627         $1.337         $1.111         $0.950         $0.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             35             51             52            163
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.333         $1.109         $0.948         $0.781         $0.494
  Accumulation Unit Value at end of
   period                                 $1.621         $1.333         $1.109         $0.948         $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            181            193            226            197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.322         $1.101         $0.943         $0.778         $0.493
  Accumulation Unit Value at end of
   period                                 $1.605         $1.322         $1.101         $0.943         $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                467            728            805            952            942
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.322         $1.101         $0.943         $0.778         $0.493
  Accumulation Unit Value at end of
   period                                 $1.605         $1.322         $1.101         $0.943         $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                467            728            805            952            942

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.365             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.364             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.711         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.496         $0.711             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,772          1,177             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.710         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.494         $0.710             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43              8             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.710         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.494         $0.710             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125             12             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.493             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.709         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.493         $0.709             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.095         $0.940         $0.796             --
  Accumulation Unit Value at end of
   period                                 $1.592         $1.313         $1.095         $0.940             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             40             51             25             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.095         $0.940         $0.776         $0.492
  Accumulation Unit Value at end of
   period                                 $1.592         $1.313         $1.095         $0.940         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             40             51             25             33
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.311         $1.093         $0.939         $0.776         $0.492
  Accumulation Unit Value at end of
   period                                 $1.588         $1.311         $1.093         $0.939         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             93            219            251            222
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.087         $0.934         $0.792             --
  Accumulation Unit Value at end of
   period                                 $1.576         $1.302         $1.087         $0.934             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.088         $0.935         $0.793             --
  Accumulation Unit Value at end of
   period                                 $1.575         $1.302         $1.088         $0.935             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             49             49             73             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.088         $0.935         $0.774         $0.492
  Accumulation Unit Value at end of
   period                                 $1.575         $1.302         $1.088         $0.935         $0.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             49             49             73              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.080         $0.930         $0.790             --
  Accumulation Unit Value at end of
   period                                 $1.559         $1.290         $1.080         $0.930             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.187         $1.089         $0.981         $0.763
  Accumulation Unit Value at end of
   period                                 $1.290         $1.416         $1.187         $1.089         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,297          2,884          3,472          4,080          4,111
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.179         $1.083         $0.977         $0.761
  Accumulation Unit Value at end of
   period                                 $1.277         $1.404         $1.179         $1.083         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            166            176            185            210
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.176         $1.081         $0.976         $0.760
  Accumulation Unit Value at end of
   period                                 $1.273         $1.400         $1.176         $1.081         $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            147            154            165            179

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.952         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.763         $0.952             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,483          1,840             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.951         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.761         $0.951             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239             70             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.951         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.760         $0.951             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113             32             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.168         $1.075         $0.972         $0.758
  Accumulation Unit Value at end of
   period                                 $1.260         $1.389         $1.168         $1.075         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,528          1,785          1,927          2,173          2,009
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.168         $1.075         $0.972         $0.758
  Accumulation Unit Value at end of
   period                                 $1.260         $1.389         $1.168         $1.075         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,528          1,785          1,927          2,173          2,009
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.162         $1.071         $0.988             --
  Accumulation Unit Value at end of
   period                                 $1.250         $1.379         $1.162         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200             75             75             98             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.162         $1.071         $0.970         $0.758
  Accumulation Unit Value at end of
   period                                 $1.250         $1.379         $1.162         $1.071         $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200             75             75             98             88
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.376         $1.160         $1.070         $0.969         $0.757
  Accumulation Unit Value at end of
   period                                 $1.246         $1.376         $1.160         $1.070         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            197            202            212            204
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.153         $1.064         $0.983             --
  Accumulation Unit Value at end of
   period                                 $1.237         $1.367         $1.153         $1.064             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.154         $1.066         $0.985             --
  Accumulation Unit Value at end of
   period                                 $1.236         $1.367         $1.154         $1.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             82             87             88             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.154         $1.066         $0.967         $0.757
  Accumulation Unit Value at end of
   period                                 $1.236         $1.367         $1.154         $1.066         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             82             87             88             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.145         $1.059         $0.980             --
  Accumulation Unit Value at end of
   period                                 $1.223         $1.355         $1.145         $1.059             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.112         $1.874         $1.849         $1.571         $1.174
  Accumulation Unit Value at end of
   period                                 $2.609         $2.112         $1.874         $1.849         $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,777         53,418         63,800         83,751         66,603

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.950         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.758         $0.950             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.792         $1.952         $1.315
  Accumulation Unit Value at end of
   period                                 $1.174         $1.476         $1.792         $1.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             71,074         82,650         87,887         25,343

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.088         $1.855         $1.834         $1.560         $1.167
  Accumulation Unit Value at end of
   period                                 $2.575         $2.088         $1.855         $1.834         $1.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,822          2,214          2,540          2,730          2,830
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.087         $1.855         $1.835         $1.562         $1.169
  Accumulation Unit Value at end of
   period                                 $2.573         $2.087         $1.855         $1.835         $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,808          3,201          3,416          3,192          2,500
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.064         $1.837         $1.819         $1.551         $1.163
  Accumulation Unit Value at end of
   period                                 $2.539         $2.064         $1.837         $1.819         $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,477          6,837          7,288          7,164          5,670
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.064         $1.837         $1.819         $1.551         $1.163
  Accumulation Unit Value at end of
   period                                 $2.539         $2.064         $1.837         $1.819         $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,477          6,837          7,288          7,164          5,670
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.050         $1.828         $1.813         $1.605             --
  Accumulation Unit Value at end of
   period                                 $2.519         $2.050         $1.828         $1.813             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,498            822            783            597             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.050         $1.828         $1.813         $1.548         $1.162
  Accumulation Unit Value at end of
   period                                 $2.519         $2.050         $1.828         $1.813         $1.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,498            822            783            597            126
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.045         $1.824         $1.811         $1.547         $1.162
  Accumulation Unit Value at end of
   period                                 $2.512         $2.045         $1.824         $1.811         $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,011          1,097          1,119          1,126            893
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.576        $10.336        $10.268         $9.105             --
  Accumulation Unit Value at end of
   period                                $14.203        $11.576        $10.336        $10.268             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             13             12             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.032         $1.815         $1.804         $1.601             --
  Accumulation Unit Value at end of
   period                                 $2.492         $2.032         $1.815         $1.804             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,573          1,773          1,885          1,374             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.032         $1.815         $1.804         $1.544         $1.161
  Accumulation Unit Value at end of
   period                                 $2.492         $2.032         $1.815         $1.804         $1.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,573          1,773          1,885          1,374             32

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.470         $1.788         $1.951         $1.451
  Accumulation Unit Value at end of
   period                                 $1.167         $1.470         $1.788         $1.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,114          3,664          4,200            602
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.773             --             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.474             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,431          1,802             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.163             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,716             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.468         $1.769             --             --
  Accumulation Unit Value at end of
   period                                 $1.163         $1.468             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,716            344             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.162             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.162             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.161             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.002         $1.791         $1.783         $1.584             --
  Accumulation Unit Value at end of
   period                                 $2.451         $2.002         $1.791         $1.783             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39              9              9              5             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.155         $1.962         $1.767         $1.587         $1.214
  Accumulation Unit Value at end of
   period                                 $2.258         $2.155         $1.962         $1.767         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,990         26,009         31,254         37,645         41,109
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.133         $1.946         $1.755         $1.578         $1.209
  Accumulation Unit Value at end of
   period                                 $2.233         $2.133         $1.946         $1.755         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,085          1,533          1,877          2,095          2,210
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.130         $1.943         $1.754         $1.577         $1.210
  Accumulation Unit Value at end of
   period                                 $2.227         $2.130         $1.943         $1.754         $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,048          1,197          1,373          1,547          1,614
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.108         $1.927         $1.741         $1.569         $1.205
  Accumulation Unit Value at end of
   period                                 $2.202         $2.108         $1.927         $1.741         $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,457          5,745          6,349          6,929          6,776
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.108         $1.927         $1.741         $1.569         $1.205
  Accumulation Unit Value at end of
   period                                 $2.202         $2.108         $1.927         $1.741         $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,457          5,745          6,349          6,929          6,776
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.094         $1.917         $1.735         $1.625             --
  Accumulation Unit Value at end of
   period                                 $2.184         $2.094         $1.917         $1.735             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                800            246            286            251             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.094         $1.917         $1.735         $1.565         $1.204
  Accumulation Unit Value at end of
   period                                 $2.184         $2.094         $1.917         $1.735         $1.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                800            246            286            251            174
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.090         $1.914         $1.733         $1.564         $1.204
  Accumulation Unit Value at end of
   period                                 $2.178         $2.090         $1.914         $1.733         $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                799            914            963          1,099            897
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.070         $1.898         $1.720         $1.614             --
  Accumulation Unit Value at end of
   period                                 $2.156         $2.070         $1.898         $1.720             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             15              9              7             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.469         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.214         $1.481         $1.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,202         43,097         28,572             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.468         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.209         $1.477         $1.468             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,283          2,412          1,264             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.478         $1.387             --             --
  Accumulation Unit Value at end of
   period                                 $1.210         $1.478             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,466          1,277             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.205             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,008             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.386             --             --
  Accumulation Unit Value at end of
   period                                 $1.205         $1.474             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,008            670             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.204             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.204             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.076         $1.904         $1.727         $1.620             --
  Accumulation Unit Value at end of
   period                                 $2.161         $2.076         $1.904         $1.727             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            504            541            557             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.076         $1.904         $1.727         $1.561         $1.203
  Accumulation Unit Value at end of
   period                                 $2.161         $2.076         $1.904         $1.727         $1.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            504            541            557            413
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.052         $1.885         $1.712         $1.609             --
  Accumulation Unit Value at end of
   period                                 $2.133         $2.052         $1.885         $1.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             13             18             12             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.548         $0.503         $0.458         $0.458         $0.287
  Accumulation Unit Value at end of
   period                                 $0.617         $0.548         $0.503         $0.458         $0.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,956         28,694         35,275         46,196         63,767
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.543         $0.499         $0.455         $0.455         $0.286
  Accumulation Unit Value at end of
   period                                 $0.610         $0.543         $0.499         $0.455         $0.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,433          1,812          2,095          2,458          2,799
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.542         $0.498         $0.455         $0.455         $0.286
  Accumulation Unit Value at end of
   period                                 $0.608         $0.542         $0.498         $0.455         $0.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                853          1,109          1,270          1,502          1,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.536         $0.494         $0.452         $0.453         $0.285
  Accumulation Unit Value at end of
   period                                 $0.601         $0.536         $0.494         $0.452         $0.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,633          6,111          7,041          8,437          9,353
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.536         $0.494         $0.452         $0.453         $0.285
  Accumulation Unit Value at end of
   period                                 $0.601         $0.536         $0.494         $0.452         $0.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,633          6,111          7,041          8,437          9,353
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.533         $0.491         $0.450         $0.471             --
  Accumulation Unit Value at end of
   period                                 $0.596         $0.533         $0.491         $0.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740             98            110             96             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.533         $0.491         $0.450         $0.452         $0.285
  Accumulation Unit Value at end of
   period                                 $0.596         $0.533         $0.491         $0.450         $0.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740             98            110             96             77

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.203             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.473         $0.621         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.287         $0.473         $0.621             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,930         61,337         39,523             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.472         $0.620         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.286         $0.472         $0.620             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,152          3,574          1,695             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.473         $0.729             --             --
  Accumulation Unit Value at end of
   period                                 $0.286         $0.473             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,791          1,717             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,418             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.471         $0.728             --             --
  Accumulation Unit Value at end of
   period                                 $0.285         $0.471             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,418            881             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.532         $0.491         $0.449         $0.451         $0.285
  Accumulation Unit Value at end of
   period                                 $0.595         $0.532         $0.491         $0.449         $0.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                906            978          1,158          1,332          1,108
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.527         $0.487         $0.446         $0.467             --
  Accumulation Unit Value at end of
   period                                 $0.589         $0.527         $0.487         $0.446             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.528         $0.488         $0.448         $0.469             --
  Accumulation Unit Value at end of
   period                                 $0.590         $0.528         $0.488         $0.448             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            161            250            410             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.528         $0.488         $0.448         $0.451         $0.284
  Accumulation Unit Value at end of
   period                                 $0.590         $0.528         $0.488         $0.448         $0.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            161            250            410             98
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.522         $0.483         $0.444         $0.466             --
  Accumulation Unit Value at end of
   period                                 $0.582         $0.522         $0.483         $0.444             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             29             29             16             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.293         $1.251         $1.126         $0.858
  Accumulation Unit Value at end of
   period                                 $1.541         $1.336         $1.293         $1.251         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,206         25,143         28,695         23,666         19,485
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.286         $1.246         $1.123         $0.858
  Accumulation Unit Value at end of
   period                                 $1.528         $1.327         $1.286         $1.246         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                433            620            740            592            412
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.284         $1.244         $1.122         $0.857
  Accumulation Unit Value at end of
   period                                 $1.523         $1.323         $1.284         $1.244         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                973          1,114          1,170            920            311
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.314         $1.277         $1.239         $1.119         $0.856
  Accumulation Unit Value at end of
   period                                 $1.510         $1.314         $1.277         $1.239         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,660         10,864         12,138         11,190          9,632
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.314         $1.277         $1.239         $1.119         $0.856
  Accumulation Unit Value at end of
   period                                 $1.510         $1.314         $1.277         $1.239         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,660         10,864         12,138         11,190          9,632

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.284             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.976             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.858             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,321             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.858             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.857             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,267             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,267             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.270         $1.235         $1.152             --
  Accumulation Unit Value at end of
   period                                 $1.498         $1.306         $1.270         $1.235             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,233            612            680            482             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.270         $1.235         $1.117         $0.856
  Accumulation Unit Value at end of
   period                                 $1.498         $1.306         $1.270         $1.235         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,233            612            680            482            326
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.268         $1.233         $1.116         $0.856
  Accumulation Unit Value at end of
   period                                 $1.494         $1.303         $1.268         $1.233         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                960          1,086          1,097            992            601
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.264         $1.230         $1.150             --
  Accumulation Unit Value at end of
   period                                 $1.486         $1.297         $1.264         $1.230             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104              5              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.261         $1.229         $1.149             --
  Accumulation Unit Value at end of
   period                                 $1.482         $1.294         $1.261         $1.229             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,182          1,333          1,605            633             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.261         $1.229         $1.114         $0.855
  Accumulation Unit Value at end of
   period                                 $1.482         $1.294         $1.261         $1.229         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,182          1,333          1,605            633             32
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.286         $1.255         $1.224         $1.146             --
  Accumulation Unit Value at end of
   period                                 $1.470         $1.286         $1.255         $1.224             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             29             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.605         $1.450         $1.263         $1.091         $0.768
  Accumulation Unit Value at end of
   period                                 $2.055         $1.605         $1.450         $1.263         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,098         39,877         48,045         38,842         12,405
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.594         $1.442         $1.258         $1.088         $0.767
  Accumulation Unit Value at end of
   period                                 $2.037         $1.594         $1.442         $1.258         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                706            876            696            420            267
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.590         $1.440         $1.256         $1.087         $0.767
  Accumulation Unit Value at end of
   period                                 $2.032         $1.590         $1.440         $1.256         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,284          2,222          1,959          1,427            498

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.855             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.768             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,775             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.767             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.767             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.432         $1.251         $1.085         $0.766
  Accumulation Unit Value at end of
   period                                 $2.014         $1.579         $1.432         $1.251         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,153          9,823          8,244          6,715          5,559
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.432         $1.251         $1.085         $0.766
  Accumulation Unit Value at end of
   period                                 $2.014         $1.579         $1.432         $1.251         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,153          9,823          8,244          6,715          5,559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.568         $1.424         $1.246         $1.114             --
  Accumulation Unit Value at end of
   period                                 $1.998         $1.568         $1.424         $1.246             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,285            994            772            386             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.568         $1.424         $1.246         $1.082         $0.766
  Accumulation Unit Value at end of
   period                                 $1.998         $1.568         $1.424         $1.246         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,285            994            772            386            227
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.565         $1.422         $1.245         $1.082         $0.766
  Accumulation Unit Value at end of
   period                                 $1.993         $1.565         $1.422         $1.245         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,895          1,962          1,760          1,445            909
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.063        $14.611        $12.803        $11.462             --
  Accumulation Unit Value at end of
   period                                $20.435        $16.063        $14.611        $12.803             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             12             11              9             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.555         $1.415         $1.240         $1.111             --
  Accumulation Unit Value at end of
   period                                 $1.977         $1.555         $1.415         $1.240             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,802          2,657          2,447          1,150             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.555         $1.415         $1.240         $1.079         $0.765
  Accumulation Unit Value at end of
   period                                 $1.977         $1.555         $1.415         $1.240         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,802          2,657          2,447          1,150            180
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.544         $1.408         $1.236         $1.109             --
  Accumulation Unit Value at end of
   period                                 $1.961         $1.544         $1.408         $1.236             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.296         $1.285         $1.211         $0.996
  Accumulation Unit Value at end of
   period                                 $1.444         $1.423         $1.296         $1.285         $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,491         43,292         50,862         78,622         93,068

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                828             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                828             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.068         $1.070         $1.035
  Accumulation Unit Value at end of
   period                                 $0.996         $1.083         $1.068         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,185         41,323         22,916         14,681

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.283         $1.274         $1.203         $0.990
  Accumulation Unit Value at end of
   period                                 $1.426         $1.406         $1.283         $1.274         $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,680          3,122          3,920          4,362          4,321
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.283         $1.275         $1.204         $0.992
  Accumulation Unit Value at end of
   period                                 $1.424         $1.406         $1.283         $1.275         $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,441          2,489          2,677          2,616          2,070
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.270         $1.264         $1.196         $0.986
  Accumulation Unit Value at end of
   period                                 $1.406         $1.390         $1.270         $1.264         $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,042         16,233         18,139         19,696         20,260
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.270         $1.264         $1.196         $0.986
  Accumulation Unit Value at end of
   period                                 $1.406         $1.390         $1.270         $1.264         $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,042         16,233         18,139         19,696         20,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.264         $1.259         $1.205             --
  Accumulation Unit Value at end of
   period                                 $1.395         $1.381         $1.264         $1.259             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,130          1,102          1,208          1,201             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.264         $1.259         $1.193         $0.986
  Accumulation Unit Value at end of
   period                                 $1.395         $1.381         $1.264         $1.259         $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,130          1,102          1,208          1,201            966
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.378         $1.262         $1.258         $1.192         $0.986
  Accumulation Unit Value at end of
   period                                 $1.391         $1.378         $1.262         $1.258         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,515          2,759          2,860          2,843          1,945
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.836        $10.851        $10.829        $10.371             --
  Accumulation Unit Value at end of
   period                                $11.937        $11.836        $10.851        $10.829             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.369         $1.255         $1.253         $1.201             --
  Accumulation Unit Value at end of
   period                                 $1.380         $1.369         $1.255         $1.253             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,251          1,275          1,214            964             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.369         $1.255         $1.253         $1.190         $0.985
  Accumulation Unit Value at end of
   period                                 $1.380         $1.369         $1.255         $1.253         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,251          1,275          1,214            964            193

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.065         $1.069         $1.084
  Accumulation Unit Value at end of
   period                                 $0.990         $1.079         $1.065         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,605          2,815          1,881            707
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.128             --             --
  Accumulation Unit Value at end of
   period                                 $0.992         $1.081             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,366            861             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.986             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,228             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.125             --             --
  Accumulation Unit Value at end of
   period                                 $0.986         $1.077             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,228            468             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.986             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.986             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.985             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.239         $1.239         $1.188             --
  Accumulation Unit Value at end of
   period                                 $1.357         $1.348         $1.239         $1.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             --             --             13             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.396         $4.733         $4.586         $4.206         $3.324
  Accumulation Unit Value at end of
   period                                 $5.606         $5.396         $4.733         $4.586         $4.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,535         59,414         73,161         87,505         99,567
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.334         $4.685         $4.547         $4.177         $3.306
  Accumulation Unit Value at end of
   period                                 $5.534         $5.334         $4.685         $4.547         $4.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,150          1,484          1,798          2,159          2,479
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.333         $4.686         $4.550         $4.182         $3.311
  Accumulation Unit Value at end of
   period                                 $5.529         $5.333         $4.686         $4.550         $4.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,161          1,310          1,481          1,504          1,407
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.272         $4.640         $4.511         $4.152         $3.293
  Accumulation Unit Value at end of
   period                                 $5.458         $5.272         $4.640         $4.511         $4.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,929          4,727          5,323          5,751          5,722
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.272         $4.640         $4.511         $4.152         $3.293
  Accumulation Unit Value at end of
   period                                 $5.458         $5.272         $4.640         $4.511         $4.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,929          4,727          5,323          5,751          5,722
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.237         $4.616         $4.495         $4.211             --
  Accumulation Unit Value at end of
   period                                 $5.414         $5.237         $4.616         $4.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                547            191            216            189             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.237         $4.616         $4.495         $4.144         $3.291
  Accumulation Unit Value at end of
   period                                 $5.414         $5.237         $4.616         $4.495         $4.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                547            191            216            189            142
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.225         $4.608         $4.489         $4.141         $3.290
  Accumulation Unit Value at end of
   period                                 $5.399         $5.225         $4.608         $4.489         $4.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                408            512            562            609            534
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.145         $1.011         $0.986         $0.925             --
  Accumulation Unit Value at end of
   period                                 $1.182         $1.145         $1.011         $0.986             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             41             49             37             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.340         $5.012         $5.608         $4.712
  Accumulation Unit Value at end of
   period                                 $3.324         $4.340         $5.012         $5.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            116,035        139,878        156,211        159,752
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.323         $4.999         $5.602         $5.182
  Accumulation Unit Value at end of
   period                                 $3.306         $4.323         $4.999         $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,783          3,212          3,070          1,107
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.332         $5.175             --             --
  Accumulation Unit Value at end of
   period                                 $3.311         $4.332             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,338          1,016             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.293             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,773             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.315         $5.161             --             --
  Accumulation Unit Value at end of
   period                                 $3.293         $4.315             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,773            485             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.291             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.290             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.191         $4.584         $4.473         $4.198             --
  Accumulation Unit Value at end of
   period                                 $5.355         $5.191         $4.584         $4.473             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            231            284            309             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.191         $4.584         $4.473         $4.132         $3.288
  Accumulation Unit Value at end of
   period                                 $5.355         $5.191         $4.584         $4.473         $4.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            231            284            309            147
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.004         $0.981         $0.922             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.135         $1.004         $0.981             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             17             20             --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.345         $1.283         $1.042         $0.699
  Accumulation Unit Value at end of
   period                                 $2.018         $1.649         $1.345         $1.283         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             49,326         49,518         40,715         33,143         11,302
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.635         $1.336         $1.276         $1.038         $0.697
  Accumulation Unit Value at end of
   period                                 $1.997         $1.635         $1.336         $1.276         $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,762          1,817          1,350          1,005            481
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.630         $1.333         $1.274         $1.036         $0.696
  Accumulation Unit Value at end of
   period                                 $1.991         $1.630         $1.333         $1.274         $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,132          2,983          2,391          1,697            567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.324         $1.267         $1.032         $0.694
  Accumulation Unit Value at end of
   period                                 $1.971         $1.616         $1.324         $1.267         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,927         10,495          8,745          7,302          4,509
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.324         $1.267         $1.032         $0.694
  Accumulation Unit Value at end of
   period                                 $1.971         $1.616         $1.324         $1.267         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,927         10,495          8,745          7,302          4,509
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.317         $1.262         $1.071             --
  Accumulation Unit Value at end of
   period                                 $1.955         $1.606         $1.317         $1.262             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,410          1,127            962            557             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.317         $1.262         $1.030         $0.694
  Accumulation Unit Value at end of
   period                                 $1.955         $1.606         $1.317         $1.262         $1.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,410          1,127            962            557            202

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.288             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.854         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.699         $0.854             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,326          1,985             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.854         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.697         $0.854             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253              6             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.853         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.696         $0.853             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330             33             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,264             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.852         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.694         $0.852             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,264             48             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.602         $1.315         $1.261         $1.029         $0.694
  Accumulation Unit Value at end of
   period                                 $1.950         $1.602         $1.315         $1.261         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,462          1,414          1,508            949            501
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.591         $1.307         $1.255         $1.067             --
  Accumulation Unit Value at end of
   period                                 $1.935         $1.591         $1.307         $1.255             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133             48             23             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.592         $1.308         $1.256         $1.068             --
  Accumulation Unit Value at end of
   period                                 $1.934         $1.592         $1.308         $1.256             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,924          1,954          1,894          1,005             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.592         $1.308         $1.256         $1.027         $0.693
  Accumulation Unit Value at end of
   period                                 $1.934         $1.592         $1.308         $1.256         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,924          1,954          1,894          1,005             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.577         $1.298         $1.249         $1.063             --
  Accumulation Unit Value at end of
   period                                 $1.914         $1.577         $1.298         $1.249             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              5              1             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.575         $2.095         $1.850         $1.587         $1.207
  Accumulation Unit Value at end of
   period                                 $3.240         $2.575         $2.095         $1.850         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             93,462        107,026        110,923        117,542        126,142
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.545         $2.074         $1.835         $1.576         $1.201
  Accumulation Unit Value at end of
   period                                 $3.198         $2.545         $2.074         $1.835         $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,717          2,397          2,482          2,400          2,264
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.544         $2.074         $1.836         $1.578         $1.203
  Accumulation Unit Value at end of
   period                                 $3.195         $2.544         $2.074         $1.836         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,422          2,372          2,249          1,749            844
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.053         $1.820         $1.566         $1.196
  Accumulation Unit Value at end of
   period                                 $3.154         $2.515         $2.053         $1.820         $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,072          6,401          5,610          4,453          3,394
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.053         $1.820         $1.566         $1.196
  Accumulation Unit Value at end of
   period                                 $3.154         $2.515         $2.053         $1.820         $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,072          6,401          5,610          4,453          3,394

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.693             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.856         $2.267         $1.641
  Accumulation Unit Value at end of
   period                                 $1.207         $1.489         $1.856         $2.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            146,846        178,290        215,743        222,722
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.851         $2.265         $1.806
  Accumulation Unit Value at end of
   period                                 $1.201         $1.483         $1.851         $2.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,256          2,550          2,312            449
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.487         $1.842             --             --
  Accumulation Unit Value at end of
   period                                 $1.203         $1.487             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707            613             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.196             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                947             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.838             --             --
  Accumulation Unit Value at end of
   period                                 $1.196         $1.481             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                947            265             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.043         $1.814         $1.580             --
  Accumulation Unit Value at end of
   period                                 $3.129         $2.499         $2.043         $1.814             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,199            673            573            387             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.043         $1.814         $1.563         $1.195
  Accumulation Unit Value at end of
   period                                 $3.129         $2.499         $2.043         $1.814         $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,199            673            573            387            114
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.493         $2.039         $1.812         $1.562         $1.195
  Accumulation Unit Value at end of
   period                                 $3.120         $2.493         $2.039         $1.812         $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                947            924            862            810            411
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.136         $1.010         $0.881             --
  Accumulation Unit Value at end of
   period                                 $1.734         $1.387         $1.136         $1.010             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                206             97            106             35             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.029         $1.805         $1.576             --
  Accumulation Unit Value at end of
   period                                 $3.095         $2.477         $2.029         $1.805             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,843          2,105          2,219          1,611             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.029         $1.805         $1.559         $1.194
  Accumulation Unit Value at end of
   period                                 $3.095         $2.477         $2.029         $1.805         $1.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,843          2,105          2,219          1,611             33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.375         $1.128         $1.005         $0.879             --
  Accumulation Unit Value at end of
   period                                 $1.716         $1.375         $1.128         $1.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             43             26             22             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.292         $1.795         $1.532         $1.326         $0.874
  Accumulation Unit Value at end of
   period                                 $2.468         $2.292         $1.795         $1.532         $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,812         23,721         24,780         10,775          7,862
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.273         $1.782         $1.524         $1.321         $0.871
  Accumulation Unit Value at end of
   period                                 $2.443         $2.273         $1.782         $1.524         $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                417            471            402            253            170
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.266         $1.778         $1.521         $1.319         $0.871
  Accumulation Unit Value at end of
   period                                 $2.435         $2.266         $1.778         $1.521         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                760            867            734            527            190

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.195             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.195             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.194             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.932         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.874         $0.932             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,284            467             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.931         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.871         $0.931             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117              2             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.931         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.871         $0.931             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.247         $1.765         $1.513         $1.314         $0.869
  Accumulation Unit Value at end of
   period                                 $2.411         $2.247         $1.765         $1.513         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,422          3,025          2,482          1,878          1,447
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.247         $1.765         $1.513         $1.314         $0.869
  Accumulation Unit Value at end of
   period                                 $2.411         $2.247         $1.765         $1.513         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,422          3,025          2,482          1,878          1,447
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.232         $1.756         $1.507         $1.340             --
  Accumulation Unit Value at end of
   period                                 $2.391         $2.232         $1.756         $1.507             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            262            261             90             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.232         $1.756         $1.507         $1.311         $0.868
  Accumulation Unit Value at end of
   period                                 $2.391         $2.232         $1.756         $1.507         $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            262            261             90             49
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.227         $1.753         $1.505         $1.310         $0.868
  Accumulation Unit Value at end of
   period                                 $2.385         $2.227         $1.753         $1.505         $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            362            368            263            172
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.212         $1.743         $1.498         $1.334             --
  Accumulation Unit Value at end of
   period                                 $2.366         $2.212         $1.743         $1.498             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             33             30             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.213         $1.745         $1.500         $1.336             --
  Accumulation Unit Value at end of
   period                                 $2.365         $2.213         $1.745         $1.500             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            291            242            115             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.213         $1.745         $1.500         $1.308         $0.867
  Accumulation Unit Value at end of
   period                                 $2.365         $2.213         $1.745         $1.500         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            291            242            115              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.193         $1.731         $1.491         $1.330             --
  Accumulation Unit Value at end of
   period                                 $2.341         $2.193         $1.731         $1.491             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.085         $3.702         $3.210         $2.791         $2.053
  Accumulation Unit Value at end of
   period                                 $4.652         $4.085         $3.702         $3.210         $2.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,394         94,251        117,021        137,233        158,486

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.869             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.930         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.869         $0.930             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.868             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.868             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.867             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.423         $2.546         $2.056         $1.371
  Accumulation Unit Value at end of
   period                                 $2.053         $2.423         $2.546         $2.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            185,616        231,978        241,334        118,306

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.038         $3.665         $3.183         $2.772         $2.042
  Accumulation Unit Value at end of
   period                                 $4.592         $4.038         $3.665         $3.183         $2.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,199          4,144          4,882          5,464          6,107
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.037         $3.666         $3.185         $2.775         $2.045
  Accumulation Unit Value at end of
   period                                 $4.588         $4.037         $3.666         $3.185         $2.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,517          1,688          1,786          1,952          2,183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.991         $3.629         $3.158         $2.756         $2.034
  Accumulation Unit Value at end of
   period                                 $4.529         $3.991         $3.629         $3.158         $2.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                945          1,250          1,633          1,741          1,912
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.991         $3.629         $3.158         $2.756         $2.034
  Accumulation Unit Value at end of
   period                                 $4.529         $3.991         $3.629         $3.158         $2.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                945          1,250          1,633          1,741          1,912
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.965         $3.611         $3.146         $2.809             --
  Accumulation Unit Value at end of
   period                                 $4.492         $3.965         $3.611         $3.146             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            501            477            336             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.965         $3.611         $3.146         $2.750         $2.033
  Accumulation Unit Value at end of
   period                                 $4.492         $3.965         $3.611         $3.146         $2.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            501            477            336            131
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.956         $3.604         $3.142         $2.748         $2.032
  Accumulation Unit Value at end of
   period                                 $4.480         $3.956         $3.604         $3.142         $2.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             35             38             39             39
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.899         $2.644         $2.307         $2.063             --
  Accumulation Unit Value at end of
   period                                 $3.279         $2.899         $2.644         $2.307             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             19             15             12             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.930         $3.586         $3.131         $2.801             --
  Accumulation Unit Value at end of
   period                                 $4.443         $3.930         $3.586         $3.131             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             36             74             82             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.930         $3.586         $3.131         $2.742         $2.031
  Accumulation Unit Value at end of
   period                                 $4.443         $3.930         $3.586         $3.131         $2.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             36             74             82             20

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.414         $2.540         $2.054         $1.589
  Accumulation Unit Value at end of
   period                                 $2.042         $2.414         $2.540         $2.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,089          8,731          6,668          1,455
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.419         $2.573             --             --
  Accumulation Unit Value at end of
   period                                 $2.045         $2.419             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,419          2,757             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.034             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,091             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.409         $2.566             --             --
  Accumulation Unit Value at end of
   period                                 $2.034         $2.409             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,091          1,063             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.033             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.032             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.031             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.873         $2.626         $2.296         $2.057             --
  Accumulation Unit Value at end of
   period                                 $3.244         $2.873         $2.626         $2.296             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              9             10             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.504         $1.384         $1.205         $0.852
  Accumulation Unit Value at end of
   period                                 $1.766         $1.751         $1.504         $1.384         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             59,974         73,144         90,802        108,460        107,899
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.736         $1.493         $1.377         $1.200         $0.850
  Accumulation Unit Value at end of
   period                                 $1.748         $1.736         $1.493         $1.377         $1.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,174          2,795          3,165          3,364          3,655
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.731         $1.490         $1.374         $1.199         $0.849
  Accumulation Unit Value at end of
   period                                 $1.742         $1.731         $1.490         $1.374         $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,294          4,881          5,414          6,017          5,092
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.479         $1.367         $1.194         $0.847
  Accumulation Unit Value at end of
   period                                 $1.725         $1.716         $1.479         $1.367         $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,253         25,892         28,670         31,217         30,126
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.479         $1.367         $1.194         $0.847
  Accumulation Unit Value at end of
   period                                 $1.725         $1.716         $1.479         $1.367         $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,253         25,892         28,670         31,217         30,126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.472         $1.362         $1.210             --
  Accumulation Unit Value at end of
   period                                 $1.711         $1.705         $1.472         $1.362             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,943          1,267          1,392          1,351             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.472         $1.362         $1.192         $0.846
  Accumulation Unit Value at end of
   period                                 $1.711         $1.705         $1.472         $1.362         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,943          1,267          1,392          1,351            998
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.701         $1.469         $1.360         $1.191         $0.846
  Accumulation Unit Value at end of
   period                                 $1.706         $1.701         $1.469         $1.360         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,293          3,672          4,002          4,177          3,206
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.689         $1.461         $1.353         $1.205             --
  Accumulation Unit Value at end of
   period                                 $1.693         $1.689         $1.461         $1.353             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197             40             15             11             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.991         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.852         $0.991             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            100,135         26,956             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.991         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.850         $0.991             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,953            537             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.990         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.849         $0.990             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,992            710             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.847             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,917             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.989         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.847         $0.989             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,917            244             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.462         $1.355         $1.207             --
  Accumulation Unit Value at end of
   period                                 $1.692         $1.690         $1.462         $1.355             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,853          1,945          2,216          2,203             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.462         $1.355         $1.188         $0.846
  Accumulation Unit Value at end of
   period                                 $1.692         $1.690         $1.462         $1.355         $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,853          1,945          2,216          2,203            764
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.451         $1.347         $1.201             --
  Accumulation Unit Value at end of
   period                                 $1.675         $1.675         $1.451         $1.347             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68              5              5             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.994         $1.929         $1.899         $1.905         $1.915
  Accumulation Unit Value at end of
   period                                 $2.067         $1.994         $1.929         $1.899         $1.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,036         83,112        112,715        104,740        170,474
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.972         $1.910         $1.883         $1.892         $1.904
  Accumulation Unit Value at end of
   period                                 $2.040         $1.972         $1.910         $1.883         $1.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,450          2,901          2,635          2,878          3,613
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.971         $1.910         $1.884         $1.894         $1.907
  Accumulation Unit Value at end of
   period                                 $2.039         $1.971         $1.910         $1.884         $1.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,826          2,491          2,413          2,262          2,906
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.891         $1.868         $1.881         $1.897
  Accumulation Unit Value at end of
   period                                 $2.012         $1.948         $1.891         $1.868         $1.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,273          5,115          4,524          6,241          6,980
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.891         $1.868         $1.881         $1.897
  Accumulation Unit Value at end of
   period                                 $2.012         $1.948         $1.891         $1.868         $1.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,273          5,115          4,524          6,241          6,980
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.936         $1.881         $1.862         $1.875             --
  Accumulation Unit Value at end of
   period                                 $1.996         $1.936         $1.881         $1.862             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,914          1,180            611            478             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.936         $1.881         $1.862         $1.877         $1.896
  Accumulation Unit Value at end of
   period                                 $1.996         $1.936         $1.881         $1.862         $1.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,914          1,180            611            478            263

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                315             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.911         $1.863         $1.777         $1.716
  Accumulation Unit Value at end of
   period                                 $1.915         $1.911         $1.863         $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            260,944        263,654        191,493        216,372
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.903         $1.858         $1.776         $1.735
  Accumulation Unit Value at end of
   period                                 $1.904         $1.903         $1.858         $1.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,344          7,235          3,808          1,061
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.907         $1.870             --             --
  Accumulation Unit Value at end of
   period                                 $1.907         $1.907             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,393          3,504             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.900             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.897             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,104             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.900         $1.865             --             --
  Accumulation Unit Value at end of
   period                                 $1.897         $1.900             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,104            840             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.900             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.896             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.931         $1.878         $1.859         $1.875         $1.895
  Accumulation Unit Value at end of
   period                                 $1.991         $1.931         $1.878         $1.859         $1.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                554            311            155            161            216
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.041         $1.014         $1.005         $1.013             --
  Accumulation Unit Value at end of
   period                                 $1.072         $1.041         $1.014         $1.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255             --             --             13             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.919         $1.868         $1.853         $1.869             --
  Accumulation Unit Value at end of
   period                                 $1.975         $1.919         $1.868         $1.853             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,556          2,447            747            349             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.919         $1.868         $1.853         $1.871         $1.894
  Accumulation Unit Value at end of
   period                                 $1.975         $1.919         $1.868         $1.853         $1.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,556          2,447            747            349             53
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.061         $1.054         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.118         $1.088         $1.061         $1.054             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             40              8              8             --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.972         $2.875         $2.844         $2.765         $2.738
  Accumulation Unit Value at end of
   period                                 $3.034         $2.972         $2.875         $2.844         $2.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,570         33,589         42,838         52,484         64,733
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.938         $2.846         $2.820         $2.746         $2.723
  Accumulation Unit Value at end of
   period                                 $2.995         $2.938         $2.846         $2.820         $2.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,159          1,531          1,801          2,309          3,033
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.937         $2.846         $2.821         $2.749         $2.727
  Accumulation Unit Value at end of
   period                                 $2.993         $2.937         $2.846         $2.821         $2.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                692            785            940            965            939
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.903         $2.818         $2.798         $2.730         $2.712
  Accumulation Unit Value at end of
   period                                 $2.954         $2.903         $2.818         $2.798         $2.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,279          6,588          7,329          8,109          9,021
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.903         $2.818         $2.798         $2.730         $2.712
  Accumulation Unit Value at end of
   period                                 $2.954         $2.903         $2.818         $2.798         $2.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,279          6,588          7,329          8,109          9,021

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.900             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.895             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.899             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.894             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.563         $2.414         $2.217         $2.211
  Accumulation Unit Value at end of
   period                                 $2.738         $2.563         $2.414         $2.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             92,074         63,568         55,914         70,604
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.553         $2.408         $2.214         $2.232
  Accumulation Unit Value at end of
   period                                 $2.723         $2.553         $2.408         $2.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,315          2,085            769            120
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.558         $2.434             --             --
  Accumulation Unit Value at end of
   period                                 $2.727         $2.558             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,154            381             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.712             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,943             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.548         $2.428             --             --
  Accumulation Unit Value at end of
   period                                 $2.712         $2.548             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,943            286             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.884         $2.804         $2.787         $2.740             --
  Accumulation Unit Value at end of
   period                                 $2.930         $2.884         $2.804         $2.787             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                898            358            315            288             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.884         $2.804         $2.787         $2.724         $2.710
  Accumulation Unit Value at end of
   period                                 $2.930         $2.884         $2.804         $2.787         $2.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                898            358            315            288            251
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.878         $2.799         $2.784         $2.722         $2.710
  Accumulation Unit Value at end of
   period                                 $2.922         $2.878         $2.799         $2.784         $2.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            542            565            721            449
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.315         $1.280         $1.274         $1.254             --
  Accumulation Unit Value at end of
   period                                 $1.334         $1.315         $1.280         $1.274             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             14             15              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.859         $2.785         $2.774         $2.732             --
  Accumulation Unit Value at end of
   period                                 $2.898         $2.859         $2.785         $2.774             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                250            260            302            263             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.859         $2.785         $2.774         $2.717         $2.708
  Accumulation Unit Value at end of
   period                                 $2.898         $2.859         $2.785         $2.774         $2.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                250            260            302            263            256
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.271         $1.268         $1.251             --
  Accumulation Unit Value at end of
   period                                 $1.319         $1.303         $1.271         $1.268             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15             14             15             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.575         $2.278         $1.907         $1.721         $1.118
  Accumulation Unit Value at end of
   period                                 $2.905         $2.575         $2.278         $1.907         $1.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,873         67,727         82,104        100,070        117,303
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.545         $2.256         $1.890         $1.709         $1.112
  Accumulation Unit Value at end of
   period                                 $2.867         $2.545         $2.256         $1.890         $1.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,959          2,590          3,061          3,407          3,693
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.544         $2.256         $1.892         $1.711         $1.114
  Accumulation Unit Value at end of
   period                                 $2.865         $2.544         $2.256         $1.892         $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,678          1,830          2,044          2,226          2,245

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.710             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.710             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.708             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.931         $2.251         $1.374
  Accumulation Unit Value at end of
   period                                 $1.118         $1.622         $1.931         $2.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            116,296        130,794        140,975        107,808
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.926         $2.248         $1.510
  Accumulation Unit Value at end of
   period                                 $1.112         $1.616         $1.926         $2.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,849          4,211          3,653            726
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.620         $1.856             --             --
  Accumulation Unit Value at end of
   period                                 $1.114         $1.620             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,883          1,190             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.234         $1.876         $1.699         $1.108
  Accumulation Unit Value at end of
   period                                 $2.828         $2.515         $2.234         $1.876         $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,857          6,084          6,633          7,613          7,510
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.234         $1.876         $1.699         $1.108
  Accumulation Unit Value at end of
   period                                 $2.828         $2.515         $2.234         $1.876         $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,857          6,084          6,633          7,613          7,510
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.222         $1.869         $1.762             --
  Accumulation Unit Value at end of
   period                                 $2.805         $2.499         $2.222         $1.869             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,222            501            457            386             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.222         $1.869         $1.695         $1.107
  Accumulation Unit Value at end of
   period                                 $2.805         $2.499         $2.222         $1.869         $1.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,222            501            457            386            186
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.493         $2.219         $1.867         $1.694         $1.107
  Accumulation Unit Value at end of
   period                                 $2.797         $2.493         $2.219         $1.867         $1.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            730            742            845            699
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.557         $1.311         $1.238             --
  Accumulation Unit Value at end of
   period                                 $1.959         $1.748         $1.557         $1.311             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121             11             11             11             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.207         $1.860         $1.757             --
  Accumulation Unit Value at end of
   period                                 $2.775         $2.477         $2.207         $1.860             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                358            338            372            364             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.207         $1.860         $1.691         $1.106
  Accumulation Unit Value at end of
   period                                 $2.775         $2.477         $2.207         $1.860         $1.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                358            338            372            364             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.546         $1.305         $1.235             --
  Accumulation Unit Value at end of
   period                                 $1.938         $1.733         $1.546         $1.305             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             25             23             22             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.352         $1.233         $1.082         $0.730
  Accumulation Unit Value at end of
   period                                 $1.383         $1.427         $1.352         $1.233         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,396         28,616         34,754         26,586         20,592

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.108             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,993             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.613         $1.851             --             --
  Accumulation Unit Value at end of
   period                                 $1.108         $1.613             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,993            451             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.107             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.107             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.106             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.730             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,515             --             --             --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.417         $1.344         $1.228         $1.079         $0.729
  Accumulation Unit Value at end of
   period                                 $1.371         $1.417         $1.344         $1.228         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                752          1,062          1,131            926            814
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.413         $1.342         $1.226         $1.078         $0.729
  Accumulation Unit Value at end of
   period                                 $1.367         $1.413         $1.342         $1.226         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,453          2,835          2,881          1,940            794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.403         $1.334         $1.221         $1.075         $0.728
  Accumulation Unit Value at end of
   period                                 $1.356         $1.403         $1.334         $1.221         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,349         10,605         11,140         10,270          9,290
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.403         $1.334         $1.221         $1.075         $0.728
  Accumulation Unit Value at end of
   period                                 $1.356         $1.403         $1.334         $1.221         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,349         10,605         11,140         10,270          9,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.328         $1.217         $1.135             --
  Accumulation Unit Value at end of
   period                                 $1.345         $1.394         $1.328         $1.217             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,478            541            609            344             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.328         $1.217         $1.073         $0.728
  Accumulation Unit Value at end of
   period                                 $1.345         $1.394         $1.328         $1.217         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,478            541            609            344            156
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.325         $1.216         $1.072         $0.727
  Accumulation Unit Value at end of
   period                                 $1.341         $1.391         $1.325         $1.216         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,488          1,693          1,828          1,894          1,117
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.059        $13.410        $12.310        $11.501             --
  Accumulation Unit Value at end of
   period                                $13.541        $14.059        $13.410        $12.310             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.382         $1.319         $1.211         $1.132             --
  Accumulation Unit Value at end of
   period                                 $1.330         $1.382         $1.319         $1.211             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,353          2,483          2,590          1,919             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.382         $1.319         $1.211         $1.070         $0.727
  Accumulation Unit Value at end of
   period                                 $1.330         $1.382         $1.319         $1.211         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,353          2,483          2,590          1,919             80

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.729             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.729             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,577             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,577             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.727             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.727             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.312         $1.207         $1.130             --
  Accumulation Unit Value at end of
   period                                 $1.320         $1.373         $1.312         $1.207             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             11              7             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.728         $5.942         $5.488         $5.335         $4.271
  Accumulation Unit Value at end of
   period                                 $7.036         $6.728         $5.942         $5.488         $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            130,974        161,643        197,801        239,561        276,783
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.651         $5.883         $5.442         $5.298         $4.248
  Accumulation Unit Value at end of
   period                                 $6.946         $6.651         $5.883         $5.442         $5.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,948          3,786          4,540          5,117          5,585
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.649         $5.884         $5.446         $5.304         $4.255
  Accumulation Unit Value at end of
   period                                 $6.940         $6.649         $5.884         $5.446         $5.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,800          3,032          3,303          3,323          2,899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.573         $5.825         $5.400         $5.267         $4.232
  Accumulation Unit Value at end of
   period                                 $6.850         $6.573         $5.825         $5.400         $5.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,813          8,608          9,447         10,221         10,114
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.573         $5.825         $5.400         $5.267         $4.232
  Accumulation Unit Value at end of
   period                                 $6.850         $6.573         $5.825         $5.400         $5.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,813          8,608          9,447         10,221         10,114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.529         $5.795         $5.380         $5.275             --
  Accumulation Unit Value at end of
   period                                 $6.795         $6.529         $5.795         $5.380             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,578            891            967            774             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.529         $5.795         $5.380         $5.256         $4.229
  Accumulation Unit Value at end of
   period                                 $6.795         $6.529         $5.795         $5.380         $5.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,578            891            967            774            423
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.515         $5.785         $5.373         $5.252         $4.228
  Accumulation Unit Value at end of
   period                                 $6.776         $6.515         $5.785         $5.373         $5.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                910          1,051          1,128          1,216            728
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.100         $0.978         $0.909         $0.893             --
  Accumulation Unit Value at end of
   period                                 $1.143         $1.100         $0.978         $0.909             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                601            258            270            133             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.710         $6.587         $7.176         $6.066
  Accumulation Unit Value at end of
   period                                 $4.271         $5.710         $6.587         $7.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            311,394        380,360        419,495        432,424
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.687         $6.571         $7.169         $6.716
  Accumulation Unit Value at end of
   period                                 $4.248         $5.687         $6.571         $7.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,190          7,340          6,395          2,105
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.699         $6.708             --             --
  Accumulation Unit Value at end of
   period                                 $4.255         $5.699             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,917          2,302             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.232             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,013             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.676         $6.691             --             --
  Accumulation Unit Value at end of
   period                                 $4.232         $5.676             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,013            964             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.229             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.228             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.472         $5.756         $5.354         $5.260             --
  Accumulation Unit Value at end of
   period                                 $6.721         $6.472         $5.756         $5.354             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,118          1,264          1,359          1,021             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.472         $5.756         $5.354         $5.241         $4.225
  Accumulation Unit Value at end of
   period                                 $6.721         $6.472         $5.756         $5.354         $5.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,118          1,264          1,359          1,021             97
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.090         $0.971         $0.905         $0.890             --
  Accumulation Unit Value at end of
   period                                 $1.131         $1.090         $0.971         $0.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             53             69             64             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.249         $3.139         $3.103         $3.003         $2.819
  Accumulation Unit Value at end of
   period                                 $3.358         $3.249         $3.139         $3.103         $3.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            104,930        116,043        139,424        159,731        188,788
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.212         $3.108         $3.076         $2.982         $2.804
  Accumulation Unit Value at end of
   period                                 $3.315         $3.212         $3.108         $3.076         $2.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,403          3,945          4,479          4,747          5,621
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.211         $3.108         $3.078         $2.985         $2.808
  Accumulation Unit Value at end of
   period                                 $3.312         $3.211         $3.108         $3.078         $2.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,444          5,224          5,590          5,228          4,724
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.174         $3.077         $3.052         $2.964         $2.793
  Accumulation Unit Value at end of
   period                                 $3.269         $3.174         $3.077         $3.052         $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,339         24,602         26,054         28,417         28,318
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.174         $3.077         $3.052         $2.964         $2.793
  Accumulation Unit Value at end of
   period                                 $3.269         $3.174         $3.077         $3.052         $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,339         24,602         26,054         28,417         28,318
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.153         $3.062         $3.041         $2.980             --
  Accumulation Unit Value at end of
   period                                 $3.243         $3.153         $3.062         $3.041             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,323          1,835          1,844          1,628             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.153         $3.062         $3.041         $2.958         $2.791
  Accumulation Unit Value at end of
   period                                 $3.243         $3.153         $3.062         $3.041         $2.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,323          1,835          1,844          1,628          1,178

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.225             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.593         $2.416         $2.185         $2.258
  Accumulation Unit Value at end of
   period                                 $2.819         $2.593         $2.416         $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            230,140        220,125        155,850        171,567
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.583         $2.410         $2.182         $2.234
  Accumulation Unit Value at end of
   period                                 $2.804         $2.583         $2.410         $2.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,051          4,831          2,190            756
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.588         $2.450             --             --
  Accumulation Unit Value at end of
   period                                 $2.808         $2.588             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,552          2,403             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.793             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,521             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.578         $2.444             --             --
  Accumulation Unit Value at end of
   period                                 $2.793         $2.578             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,521            768             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.791             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.146         $3.056         $3.038         $2.956         $2.791
  Accumulation Unit Value at end of
   period                                 $3.234         $3.146         $3.056         $3.038         $2.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,208          2,811          3,038          3,053          1,990
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.445        $13.075        $13.007        $12.762             --
  Accumulation Unit Value at end of
   period                                $13.808        $13.445        $13.075        $13.007             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             15             12              7             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125         $3.041         $3.027         $2.971             --
  Accumulation Unit Value at end of
   period                                 $3.208         $3.125         $3.041         $3.027             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,669          3,472          3,885          2,846             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125         $3.041         $3.027         $2.950         $2.789
  Accumulation Unit Value at end of
   period                                 $3.208         $3.125         $3.041         $3.027         $2.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,669          3,472          3,885          2,846          1,301
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.371         $1.366         $1.343             --
  Accumulation Unit Value at end of
   period                                 $1.442         $1.407         $1.371         $1.366             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             13             17             18             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.123         $1.093         $1.090         $1.082         $1.072
  Accumulation Unit Value at end of
   period                                 $1.158         $1.123         $1.093         $1.090         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,405         50,951         67,635         81,802         86,319
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.087         $1.086         $1.079         $1.071
  Accumulation Unit Value at end of
   period                                 $1.148         $1.115         $1.087         $1.086         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,720          2,011          2,225          2,479          3,122
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.113         $1.086         $1.085         $1.078         $1.071
  Accumulation Unit Value at end of
   period                                 $1.145         $1.113         $1.086         $1.085         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,752          3,544          3,729          2,503          1,751
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.080         $1.080         $1.075         $1.070
  Accumulation Unit Value at end of
   period                                 $1.135         $1.105         $1.080         $1.080         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,432         24,248         25,749         28,505         33,554
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.080         $1.080         $1.075         $1.070
  Accumulation Unit Value at end of
   period                                 $1.135         $1.105         $1.080         $1.080         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,432         24,248         25,749         28,505         33,554

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.791             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.789             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.072             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            133,069             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.071             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,044             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.071             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,286             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.070             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,318             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.070             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,318             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.074         $1.076         $1.077             --
  Accumulation Unit Value at end of
   period                                 $1.126         $1.098         $1.074         $1.076             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,389          1,745          1,691          1,633             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.074         $1.076         $1.073         $1.069
  Accumulation Unit Value at end of
   period                                 $1.126         $1.098         $1.074         $1.076         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,389          1,745          1,691          1,633          1,279
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.072         $1.075         $1.072         $1.069
  Accumulation Unit Value at end of
   period                                 $1.123         $1.095         $1.072         $1.075         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,470          2,350          2,484          2,384          1,997
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.069         $1.072         $1.075             --
  Accumulation Unit Value at end of
   period                                 $1.117         $1.091         $1.069         $1.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66            169             44              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.067         $1.071         $1.074             --
  Accumulation Unit Value at end of
   period                                 $1.114         $1.088         $1.067         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,035          4,037          4,053          2,943             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.067         $1.071         $1.070         $1.068
  Accumulation Unit Value at end of
   period                                 $1.114         $1.088         $1.067         $1.071         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,035          4,037          4,053          2,943            995
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.061         $1.067         $1.072             --
  Accumulation Unit Value at end of
   period                                 $1.105         $1.081         $1.061         $1.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              1             25             23             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.133         $1.061         $0.971         $0.764
  Accumulation Unit Value at end of
   period                                 $1.467         $1.363         $1.133         $1.061         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,590         41,853         31,220         30,046         53,020
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.125         $1.055         $0.967         $0.762
  Accumulation Unit Value at end of
   period                                 $1.453         $1.352         $1.125         $1.055         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,100          1,487          1,410          1,592          1,460
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.123         $1.053         $0.965         $0.762
  Accumulation Unit Value at end of
   period                                 $1.448         $1.348         $1.123         $1.053         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,653          1,939          2,010          1,667          1,711

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.069             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                448             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.069             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.000         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.764         $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,514         11,987             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.999         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.762         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,163            156             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.999         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.762         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,294            270             --             --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.115         $1.048         $0.962         $0.760
  Accumulation Unit Value at end of
   period                                 $1.433         $1.337         $1.115         $1.048         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,624          9,263          8,992          8,410          8,795
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.115         $1.048         $0.962         $0.760
  Accumulation Unit Value at end of
   period                                 $1.433         $1.337         $1.115         $1.048         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,624          9,263          8,992          8,410          8,795
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.109         $1.044         $0.965             --
  Accumulation Unit Value at end of
   period                                 $1.422         $1.328         $1.109         $1.044             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,909            849            813            551             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.109         $1.044         $0.959         $0.759
  Accumulation Unit Value at end of
   period                                 $1.422         $1.328         $1.109         $1.044         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,909            849            813            551            351
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.325         $1.107         $1.042         $0.959         $0.759
  Accumulation Unit Value at end of
   period                                 $1.418         $1.325         $1.107         $1.042         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924          1,012          1,065          1,138            815
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.101         $1.037         $0.961             --
  Accumulation Unit Value at end of
   period                                 $1.407         $1.316         $1.101         $1.037             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             22             23             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.102         $1.039         $0.962             --
  Accumulation Unit Value at end of
   period                                 $1.406         $1.316         $1.102         $1.039             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814            792            782            597             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.102         $1.039         $0.957         $0.759
  Accumulation Unit Value at end of
   period                                 $1.406         $1.316         $1.102         $1.039         $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814            792            782            597            121
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.304         $1.093         $1.032         $0.958             --
  Accumulation Unit Value at end of
   period                                 $1.392         $1.304         $1.093         $1.032             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             14             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.403         $1.311         $1.117         $0.797
  Accumulation Unit Value at end of
   period                                 $1.526         $1.649         $1.403         $1.311         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,156         31,408         30,211         18,541          9,635

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.760             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,222             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.998         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.760         $0.998             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,222             73             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.759             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.759             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.759             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.797             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,826             --             --             --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.637         $1.395         $1.306         $1.114         $0.796
  Accumulation Unit Value at end of
   period                                 $1.513         $1.637         $1.395         $1.306         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,004          1,498          1,079            555            376
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.634         $1.393         $1.304         $1.113         $0.796
  Accumulation Unit Value at end of
   period                                 $1.509         $1.634         $1.393         $1.304         $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,272          1,248          1,280            669            149
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.385         $1.299         $1.110         $0.795
  Accumulation Unit Value at end of
   period                                 $1.496         $1.622         $1.385         $1.299         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,456          6,117          4,647          2,964          2,608
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.385         $1.299         $1.110         $0.795
  Accumulation Unit Value at end of
   period                                 $1.496         $1.622         $1.385         $1.299         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,456          6,117          4,647          2,964          2,608
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.378         $1.294         $1.142             --
  Accumulation Unit Value at end of
   period                                 $1.484         $1.612         $1.378         $1.294             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,143            501            401             97             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.378         $1.294         $1.108         $0.795
  Accumulation Unit Value at end of
   period                                 $1.484         $1.612         $1.378         $1.294         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,143            501            401             97             54
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.608         $1.375         $1.293         $1.107         $0.795
  Accumulation Unit Value at end of
   period                                 $1.480         $1.608         $1.375         $1.293         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,239            981            952            668            183
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.244        $15.622        $14.698        $12.988             --
  Accumulation Unit Value at end of
   period                                $16.774        $18.244        $15.622        $14.698             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.597         $1.368         $1.288         $1.139             --
  Accumulation Unit Value at end of
   period                                 $1.468         $1.597         $1.368         $1.288             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                894            965            998            739             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.597         $1.368         $1.288         $1.105         $0.794
  Accumulation Unit Value at end of
   period                                 $1.468         $1.597         $1.368         $1.288         $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                894            965            998            739             48

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.796             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.796             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.794             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.362         $1.284         $1.136             --
  Accumulation Unit Value at end of
   period                                 $1.456         $1.587         $1.362         $1.284             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             49             45             45             --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.052         $0.970         $0.933         $0.888         $0.777
  Accumulation Unit Value at end of
   period                                 $1.109         $1.052         $0.970         $0.933         $0.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,209          1,514          1,283          1,445          1,573
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.041         $0.961         $0.926         $0.883         $0.774
  Accumulation Unit Value at end of
   period                                 $1.095         $1.041         $0.961         $0.926         $0.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            193            374            468            491
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $0.953         $0.918         $0.876         $0.768
  Accumulation Unit Value at end of
   period                                 $1.085         $1.032         $0.953         $0.918         $0.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                473            510            496            477            504
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.021         $0.945         $0.912         $0.871         $0.765
  Accumulation Unit Value at end of
   period                                 $1.072         $1.021         $0.945         $0.912         $0.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            156            183            217            235
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.021         $0.945         $0.912         $0.871         $0.765
  Accumulation Unit Value at end of
   period                                 $1.072         $1.021         $0.945         $0.912         $0.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            156            183            217            235
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.014         $0.940         $0.908         $0.878             --
  Accumulation Unit Value at end of
   period                                 $1.063         $1.014         $0.940         $0.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108             71             71             71             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.014         $0.940         $0.908         $0.870         $0.764
  Accumulation Unit Value at end of
   period                                 $1.063         $1.014         $0.940         $0.908         $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108             71             71             71            180
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.009         $0.935         $0.905         $0.866         $0.762
  Accumulation Unit Value at end of
   period                                 $1.057         $1.009         $0.935         $0.905         $0.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            489            482            267             51
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.933         $0.904         $0.875             --
  Accumulation Unit Value at end of
   period                                 $1.053         $1.006         $0.933         $0.904             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.871         $0.965         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.777         $0.871         $0.965             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,518          1,879            613             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.868         $0.963         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.774         $0.868         $0.963             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780            687            555             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.863         $0.957             --             --
  Accumulation Unit Value at end of
   period                                 $0.768         $0.863             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,253            139             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.860             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.860         $0.956             --             --
  Accumulation Unit Value at end of
   period                                 $0.765         $0.860             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266             75             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.735             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.764             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.733             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.933         $0.904         $0.876             --
  Accumulation Unit Value at end of
   period                                 $1.052         $1.006         $0.933         $0.904             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                532            543            589            626             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.933         $0.904         $0.867         $0.764
  Accumulation Unit Value at end of
   period                                 $1.052         $1.006         $0.933         $0.904         $0.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                532            543            589            626            233
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.995         $0.925         $0.898         $0.871             --
  Accumulation Unit Value at end of
   period                                 $1.040         $0.995         $0.925         $0.898             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             47             47             46             --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.229         $1.141         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.462         $1.367         $1.229         $1.141         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,932          7,254          9,934         11,299         12,999
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.361         $1.225         $1.139         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.453         $1.361         $1.225         $1.139         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            237            316            319            366
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.223         $1.139         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.450         $1.359         $1.223         $1.139         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                982          1,086          1,194          1,235          1,248
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.220         $1.137         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.441         $1.352         $1.220         $1.137         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185            413            443            506            624
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.220         $1.137         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.441         $1.352         $1.220         $1.137         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185            413            443            506            624
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.346         $1.216         $1.135         $1.072             --
  Accumulation Unit Value at end of
   period                                 $1.432         $1.346         $1.216         $1.135             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            107             69             61             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.346         $1.216         $1.135         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.432         $1.346         $1.216         $1.135         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            107             69             61             70

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.735             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.764             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.344         $1.215         $1.134         $1.058         $1.009
  Accumulation Unit Value at end of
   period                                 $1.430         $1.344         $1.215         $1.134         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            259            271            580            232
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.269         $1.148         $1.073         $1.015             --
  Accumulation Unit Value at end of
   period                                 $1.348         $1.269         $1.148         $1.073             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             20             23             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.338         $1.211         $1.133         $1.071             --
  Accumulation Unit Value at end of
   period                                 $1.421         $1.338         $1.211         $1.133             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                542            599            901            761             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.338         $1.211         $1.133         $1.057         $1.009
  Accumulation Unit Value at end of
   period                                 $1.421         $1.338         $1.211         $1.133         $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                542            599            901            761             49
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.207         $1.131         $1.071             --
  Accumulation Unit Value at end of
   period                                 $1.412         $1.332         $1.207         $1.131             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5             --             --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.312         $1.247         $1.109         $0.808
  Accumulation Unit Value at end of
   period                                 $1.578         $1.439         $1.312         $1.247         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,188          4,519          6,021          7,035          7,900
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.299         $1.237         $1.102         $0.804
  Accumulation Unit Value at end of
   period                                 $1.558         $1.423         $1.299         $1.237         $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            193            202            111            116
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $0.943         $0.898         $0.800         $0.584
  Accumulation Unit Value at end of
   period                                 $1.129         $1.032         $0.943         $0.898         $0.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                761            852          1,041          1,058          1,091
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.021         $0.935         $0.892         $0.796         $0.582
  Accumulation Unit Value at end of
   period                                 $1.116         $1.021         $0.935         $0.892         $0.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            271            317            237            283
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.021         $0.935         $0.892         $0.796         $0.582
  Accumulation Unit Value at end of
   period                                 $1.116         $1.021         $0.935         $0.892         $0.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            271            317            237            283

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.120         $1.215         $1.086         $0.907
  Accumulation Unit Value at end of
   period                                 $0.808         $1.120         $1.215         $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,626         11,986         13,917         13,249
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.212         $1.085         $0.799
  Accumulation Unit Value at end of
   period                                 $0.804         $1.115         $1.212         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            112            146             39
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.811         $0.882             --             --
  Accumulation Unit Value at end of
   period                                 $0.584         $0.811             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,141          1,198             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.541             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.582             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.809         $0.880             --             --
  Accumulation Unit Value at end of
   period                                 $0.582         $0.809             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129             44             --             --

46                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.015         $0.930         $0.888         $0.825             --
  Accumulation Unit Value at end of
   period                                 $1.107         $1.015         $0.930         $0.888             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             42             84             18             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.015         $0.930         $0.888         $0.794         $0.581
  Accumulation Unit Value at end of
   period                                 $1.107         $1.015         $0.930         $0.888         $0.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             42             84             18              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.009         $0.925         $0.885         $0.791         $0.579
  Accumulation Unit Value at end of
   period                                 $1.101         $1.009         $0.925         $0.885         $0.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                385            466            697            294            532
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.924         $0.884         $0.822             --
  Accumulation Unit Value at end of
   period                                 $1.096         $1.006         $0.924         $0.884             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.924         $0.884         $0.823             --
  Accumulation Unit Value at end of
   period                                 $1.095         $1.006         $0.924         $0.884             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                381            397            409            146             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.924         $0.884         $0.792         $0.581
  Accumulation Unit Value at end of
   period                                 $1.095         $1.006         $0.924         $0.884         $0.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                381            397            409            146            429
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.996         $0.916         $0.878         $0.818             --
  Accumulation Unit Value at end of
   period                                 $1.083         $0.996         $0.916         $0.878             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             13             11             --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.008         $1.651         $1.441         $1.224         $0.944
  Accumulation Unit Value at end of
   period                                 $2.281         $2.008         $1.651         $1.441         $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,308          6,885          7,996          9,654         10,807
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.985         $1.635         $1.429         $1.216         $0.939
  Accumulation Unit Value at end of
   period                                 $2.251         $1.985         $1.635         $1.429         $1.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            498            534            487            538
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.235         $1.017         $0.890         $0.757         $0.585
  Accumulation Unit Value at end of
   period                                 $1.400         $1.235         $1.017         $0.890         $0.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,219          1,391          1,282            894            659

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.541             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.581             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.539             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.579             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.541             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.581             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.321         $1.409         $1.109
  Accumulation Unit Value at end of
   period                                 $0.944         $1.068         $1.321         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,356         14,977         17,172         14,722
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.063         $1.318         $1.407         $1.222
  Accumulation Unit Value at end of
   period                                 $0.939         $1.063         $1.318         $1.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                606            773            678            118
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.663         $0.818             --             --
  Accumulation Unit Value at end of
   period                                 $0.585         $0.663             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            524             --             --

HARTFORD LIFE INSURANCE COMPANY                                           47

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.008         $0.883         $0.753         $0.583
  Accumulation Unit Value at end of
   period                                 $1.383         $1.222         $1.008         $0.883         $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                736            947            891            727            629
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.222         $1.008         $0.883         $0.753         $0.583
  Accumulation Unit Value at end of
   period                                 $1.383         $1.222         $1.008         $0.883         $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                736            947            891            727            629
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.214         $1.003         $0.880         $0.764             --
  Accumulation Unit Value at end of
   period                                 $1.372         $1.214         $1.003         $0.880             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            326            296            178             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.214         $1.003         $0.880         $0.751         $0.582
  Accumulation Unit Value at end of
   period                                 $1.372         $1.214         $1.003         $0.880         $0.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            326            296            178             60
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.208         $0.999         $0.877         $0.749         $0.580
  Accumulation Unit Value at end of
   period                                 $1.364         $1.208         $0.999         $0.877         $0.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,093            903          1,173            964            266
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.204         $0.997         $0.876         $0.761             --
  Accumulation Unit Value at end of
   period                                 $1.359         $1.204         $0.997         $0.876             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247            262            331            257             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.204         $0.997         $0.876         $0.762             --
  Accumulation Unit Value at end of
   period                                 $1.357         $1.204         $0.997         $0.876             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,258          2,520          3,019          1,666             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.204         $0.997         $0.876         $0.749         $0.582
  Accumulation Unit Value at end of
   period                                 $1.357         $1.204         $0.997         $0.876         $0.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,258          2,520          3,019          1,666            103
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.192         $0.988         $0.870         $0.758             --
  Accumulation Unit Value at end of
   period                                 $1.342         $1.192         $0.988         $0.870             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             37             37             25             --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.853         $0.814         $0.794         $0.750         $0.542
  Accumulation Unit Value at end of
   period                                 $0.943         $0.853         $0.814         $0.794         $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,051          3,731          4,715          6,445          7,421

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.610             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.583             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                795             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.661         $0.817             --             --
  Accumulation Unit Value at end of
   period                                 $0.583         $0.661             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                795            662             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.610             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.582             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.608             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.580             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.609             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.582             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.736         $0.874         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.542         $0.736         $0.874             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,130         10,410          7,622             --

48                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.844         $0.807         $0.788         $0.745         $0.540
  Accumulation Unit Value at end of
   period                                 $0.932         $0.844         $0.807         $0.788         $0.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518            565            774            814            819
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.660         $0.631         $0.617         $0.584         $0.423
  Accumulation Unit Value at end of
   period                                 $0.728         $0.660         $0.631         $0.617         $0.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,579          2,189          2,656          2,821          3,101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.653         $0.626         $0.612         $0.580         $0.421
  Accumulation Unit Value at end of
   period                                 $0.719         $0.653         $0.626         $0.612         $0.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                537          1,007          1,136          1,186          1,170
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.653         $0.626         $0.612         $0.580         $0.421
  Accumulation Unit Value at end of
   period                                 $0.719         $0.653         $0.626         $0.612         $0.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                537          1,007          1,136          1,186          1,170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.649         $0.623         $0.610         $0.592             --
  Accumulation Unit Value at end of
   period                                 $0.714         $0.649         $0.623         $0.610             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            175            188            195             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.649         $0.623         $0.610         $0.579         $0.421
  Accumulation Unit Value at end of
   period                                 $0.714         $0.649         $0.623         $0.610         $0.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            175            188            195            191
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.645         $0.620         $0.608         $0.577         $0.419
  Accumulation Unit Value at end of
   period                                 $0.709         $0.645         $0.620         $0.608         $0.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                833            870          1,014          1,147            806
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.643         $0.618         $0.607         $0.590             --
  Accumulation Unit Value at end of
   period                                 $0.707         $0.643         $0.618         $0.607             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             71             71             42             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.643         $0.618         $0.607         $0.591             --
  Accumulation Unit Value at end of
   period                                 $0.706         $0.643         $0.618         $0.607             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            398            535            641             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.643         $0.618         $0.607         $0.577         $0.420
  Accumulation Unit Value at end of
   period                                 $0.706         $0.643         $0.618         $0.607         $0.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            398            535            641            141

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.734         $0.873         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.540         $0.734         $0.873             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                895          1,444            987             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.575         $0.700             --             --
  Accumulation Unit Value at end of
   period                                 $0.423         $0.575             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,035          3,208             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.421             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,010             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.573         $0.699             --             --
  Accumulation Unit Value at end of
   period                                 $0.421         $0.573             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,010            721             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.421             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.396             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.419             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.420             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           49

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.636         $0.613         $0.603         $0.587             --
  Accumulation Unit Value at end of
   period                                 $0.698         $0.636         $0.613         $0.603             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             74             74             74             --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.145         $1.787         $1.634         $1.374         $1.074
  Accumulation Unit Value at end of
   period                                 $1.959         $2.145         $1.787         $1.634         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,769          2,177          2,229          1,660          1,110
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.126         $1.773         $1.624         $1.368         $1.071
  Accumulation Unit Value at end of
   period                                 $1.938         $2.126         $1.773         $1.624         $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            233            222            154            123
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.120         $1.770         $1.621         $1.366         $1.070
  Accumulation Unit Value at end of
   period                                 $1.932         $2.120         $1.770         $1.621         $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                682            824            620            489            153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.101         $1.756         $1.611         $1.360         $1.067
  Accumulation Unit Value at end of
   period                                 $1.912         $2.101         $1.756         $1.611         $1.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,089          1,430          1,245            744            659
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.101         $1.756         $1.611         $1.360         $1.067
  Accumulation Unit Value at end of
   period                                 $1.912         $2.101         $1.756         $1.611         $1.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,089          1,430          1,245            744            659
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.087         $1.747         $1.605         $1.386             --
  Accumulation Unit Value at end of
   period                                 $1.896         $2.087         $1.747         $1.605             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                734            466            241            125             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.087         $1.747         $1.605         $1.357         $1.066
  Accumulation Unit Value at end of
   period                                 $1.896         $2.087         $1.747         $1.605         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                734            466            241            125             53
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.358         $1.249         $1.056         $0.830
  Accumulation Unit Value at end of
   period                                 $1.473         $1.622         $1.358         $1.249         $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                762            891            783            642            353
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.617         $1.356         $1.247         $1.079             --
  Accumulation Unit Value at end of
   period                                 $1.467         $1.617         $1.356         $1.247             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             62             65             42             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.355             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.074             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                882             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.352             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.071             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.351         $1.112             --             --
  Accumulation Unit Value at end of
   period                                 $1.070         $1.351             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62         14,584             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.067             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                391             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.111             --             --
  Accumulation Unit Value at end of
   period                                 $1.067         $1.348             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                391         45,012             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.066             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.816             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.830             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

50                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.068         $1.735         $1.597         $1.382             --
  Accumulation Unit Value at end of
   period                                 $1.876         $2.068         $1.735         $1.597             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,312          1,327          1,331            753             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.068         $1.735         $1.597         $1.353         $1.065
  Accumulation Unit Value at end of
   period                                 $1.876         $2.068         $1.735         $1.597         $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,312          1,327          1,331            753             47
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.600         $1.344         $1.239         $1.074             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.600         $1.344         $1.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             50             51             48             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.065             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.240         $4.793         $4.526         $4.417         $3.775
  Accumulation Unit Value at end of
   period                                 $5.518         $5.240         $4.793         $4.526         $4.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            420,259        524,275        664,969        849,089        990,614
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.180         $4.745         $4.487         $4.386         $3.754
  Accumulation Unit Value at end of
   period                                 $5.447         $5.180         $4.745         $4.487         $4.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,882         11,371         13,573         16,313         18,005
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.178         $4.746         $4.490         $4.391         $3.760
  Accumulation Unit Value at end of
   period                                 $5.442         $5.178         $4.746         $4.490         $4.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,310          8,240          9,007          9,899          8,909
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.119         $4.699         $4.452         $4.361         $3.740
  Accumulation Unit Value at end of
   period                                 $5.372         $5.119         $4.699         $4.452         $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,878         27,343         30,425         34,277         34,998
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.119         $4.699         $4.452         $4.361         $3.740
  Accumulation Unit Value at end of
   period                                 $5.372         $5.119         $4.699         $4.452         $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,878         27,343         30,425         34,277         34,998
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.085         $4.675         $4.436         $4.370             --
  Accumulation Unit Value at end of
   period                                 $5.329         $5.085         $4.675         $4.436             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,372          2,813          2,731          2,761             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.434         $4.708         $4.803         $4.398
  Accumulation Unit Value at end of
   period                                 $3.775         $4.434         $4.708         $4.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           1,098,795      1,267,553      1,358,395      1,425,393
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.416         $4.696         $4.798         $4.663
  Accumulation Unit Value at end of
   period                                 $3.754         $4.416         $4.696         $4.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,905         19,558         16,402          7,318
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.426         $4.767             --             --
  Accumulation Unit Value at end of
   period                                 $3.760         $4.426             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,893          5,847             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.740             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,973             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.408         $4.754             --             --
  Accumulation Unit Value at end of
   period                                 $3.740         $4.408             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,973          2,085             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           51

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.085         $4.675         $4.436         $4.352         $3.737
  Accumulation Unit Value at end of
   period                                 $5.329         $5.085         $4.675         $4.436         $4.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,372          2,813          2,731          2,761          2,279
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.074         $4.667         $4.431         $4.348         $3.736
  Accumulation Unit Value at end of
   period                                 $5.314         $5.074         $4.667         $4.431         $4.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,172          2,555          2,668          2,975          2,597
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.180         $1.087         $1.033         $1.019             --
  Accumulation Unit Value at end of
   period                                 $1.235         $1.180         $1.087         $1.033             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                877            377            364            383             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.040         $4.643         $4.415         $4.356             --
  Accumulation Unit Value at end of
   period                                 $5.271         $5.040         $4.643         $4.415             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,045          2,421          2,661          2,309             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.040         $4.643         $4.415         $4.339         $3.734
  Accumulation Unit Value at end of
   period                                 $5.271         $5.040         $4.643         $4.415         $4.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,045          2,421          2,661          2,309            704
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.079         $1.028         $1.015             --
  Accumulation Unit Value at end of
   period                                 $1.222         $1.170         $1.079         $1.028             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.317        $11.563        $10.133         $8.596         $6.113
  Accumulation Unit Value at end of
   period                                $15.365        $13.317        $11.563        $10.133         $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            228,923        275,831        331,508        391,196        435,058
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.165        $11.448        $10.048         $8.536         $6.080
  Accumulation Unit Value at end of
   period                                $15.166        $13.165        $11.448        $10.048         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,360          6,367          7,402          8,139          8,681
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.450        $10.054         $8.546         $6.090
  Accumulation Unit Value at end of
   period                                $15.154        $13.160        $11.450        $10.054         $8.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,817          6,387          6,833          7,133          5,933
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.010        $11.336         $9.969         $8.487         $6.057
  Accumulation Unit Value at end of
   period                                $14.958        $13.010        $11.336         $9.969         $8.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,007         16,577         18,326         19,711         19,063

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.737             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.736             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.589             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.734             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.709         $8.388         $7.501         $5.526
  Accumulation Unit Value at end of
   period                                 $6.113         $7.709         $8.388         $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            474,117        551,294        573,419        537,835
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.678         $8.367         $7.494         $6.255
  Accumulation Unit Value at end of
   period                                 $6.080         $7.678         $8.367         $7.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,801          8,950          7,125          2,064
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.695         $8.843             --             --
  Accumulation Unit Value at end of
   period                                 $6.090         $7.695             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,328          3,892             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.057             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,381             --             --             --

52                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.010        $11.336         $9.969         $8.487         $6.057
  Accumulation Unit Value at end of
   period                                $14.958        $13.010        $11.336         $9.969         $8.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,007         16,577         18,326         19,711         19,063
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.924        $11.278         $9.933         $8.595             --
  Accumulation Unit Value at end of
   period                                $14.837        $12.924        $11.278         $9.933             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,177          2,173          2,208          2,104             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.924        $11.278         $9.933         $8.469         $6.053
  Accumulation Unit Value at end of
   period                                $14.837        $12.924        $11.278         $9.933         $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,177          2,173          2,208          2,104          1,619
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.896        $11.259         $9.921         $8.463         $6.052
  Accumulation Unit Value at end of
   period                                $14.797        $12.896        $11.259         $9.921         $8.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,506          1,904          2,064          2,189          1,656
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.272         $1.986         $1.752         $1.518             --
  Accumulation Unit Value at end of
   period                                 $2.605         $2.272         $1.986         $1.752             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                824            536            531            365             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.810        $11.202         $9.885         $8.569             --
  Accumulation Unit Value at end of
   period                                $14.677        $12.810        $11.202         $9.885             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,707          1,922          2,138          2,120             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.810        $11.202         $9.885         $8.445         $6.048
  Accumulation Unit Value at end of
   period                                $14.677        $12.810        $11.202         $9.885         $8.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,707          1,922          2,138          2,120            526
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.252         $1.972         $1.743         $1.513             --
  Accumulation Unit Value at end of
   period                                 $2.577         $2.252         $1.972         $1.743             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                278             33             34             23             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.426         $1.284         $1.220         $1.139         $0.896
  Accumulation Unit Value at end of
   period                                 $1.526         $1.426         $1.284         $1.220         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            106,825        133,074        158,942        175,924        191,413
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.410         $1.271         $1.209         $1.131         $0.891
  Accumulation Unit Value at end of
   period                                 $1.506         $1.410         $1.271         $1.209         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,525          7,725          8,916          9,505         10,728

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.664         $8.820             --             --
  Accumulation Unit Value at end of
   period                                 $6.057         $7.664             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,381          1,167             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.053             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.052             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.451             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.048             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.204         $1.325         $1.422         $1.182
  Accumulation Unit Value at end of
   period                                 $0.896         $1.204         $1.325         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            187,354        190,354        156,473         78,909
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.199         $1.322         $1.420         $1.281
  Accumulation Unit Value at end of
   period                                 $0.891         $1.199         $1.322         $1.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,718         10,571          8,838          3,576

HARTFORD LIFE INSURANCE COMPANY                                           53

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.409         $1.271         $1.210         $1.133         $0.892
  Accumulation Unit Value at end of
   period                                 $1.505         $1.409         $1.271         $1.210         $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,844          7,425          7,789          6,778          4,842
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.393         $1.259         $1.200         $1.125         $0.887
  Accumulation Unit Value at end of
   period                                 $1.485         $1.393         $1.259         $1.200         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,500         17,740         18,751         18,307         17,074
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.393         $1.259         $1.200         $1.125         $0.887
  Accumulation Unit Value at end of
   period                                 $1.485         $1.393         $1.259         $1.200         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,500         17,740         18,751         18,307         17,074
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.252         $1.196         $1.139             --
  Accumulation Unit Value at end of
   period                                 $1.473         $1.384         $1.252         $1.196             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,661          3,262          3,245          2,088             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.252         $1.196         $1.122         $0.887
  Accumulation Unit Value at end of
   period                                 $1.473         $1.384         $1.252         $1.196         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,661          3,262          3,245          2,088            938
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.250         $1.194         $1.122         $0.887
  Accumulation Unit Value at end of
   period                                 $1.469         $1.381         $1.250         $1.194         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,324          2,847          2,930          2,845          1,426
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.870        $10.758        $10.288         $9.812             --
  Accumulation Unit Value at end of
   period                                $12.618        $11.870        $10.758        $10.288             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              7              6              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.244         $1.190         $1.135             --
  Accumulation Unit Value at end of
   period                                 $1.457         $1.372         $1.244         $1.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,480          5,815          5,988          3,911             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.244         $1.190         $1.119         $0.886
  Accumulation Unit Value at end of
   period                                 $1.457         $1.372         $1.244         $1.190         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,480          5,815          5,988          3,911            905
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.133         $1.086         $1.037             --
  Accumulation Unit Value at end of
   period                                 $1.323         $1.247         $1.133         $1.086             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114             62             62              3             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.390             --             --
  Accumulation Unit Value at end of
   period                                 $0.892         $1.201             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,699          2,500             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,557             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.387             --             --
  Accumulation Unit Value at end of
   period                                 $0.887         $1.197             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,557          1,104             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.840             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.886             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

54                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.909         $3.289         $3.143         $2.831         $2.261
  Accumulation Unit Value at end of
   period                                 $4.179         $3.909         $3.289         $3.143         $2.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            420,148        491,809        579,183        627,365        664,685
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.865         $3.256         $3.116         $2.811         $2.248
  Accumulation Unit Value at end of
   period                                 $4.126         $3.865         $3.256         $3.116         $2.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,311         11,842         12,825         13,014         13,057
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.863         $3.257         $3.118         $2.814         $2.252
  Accumulation Unit Value at end of
   period                                 $4.122         $3.863         $3.257         $3.118         $2.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,685         13,689         13,981         13,084          9,357
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.819         $3.224         $3.092         $2.795         $2.240
  Accumulation Unit Value at end of
   period                                 $4.069         $3.819         $3.224         $3.092         $2.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,135         44,550         47,327         46,907         44,068
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.819         $3.224         $3.092         $2.795         $2.240
  Accumulation Unit Value at end of
   period                                 $4.069         $3.819         $3.224         $3.092         $2.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,135         44,550         47,327         46,907         44,068
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.794         $3.208         $3.081         $2.793             --
  Accumulation Unit Value at end of
   period                                 $4.036         $3.794         $3.208         $3.081             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,256          5,013          5,054          4,615             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.794         $3.208         $3.081         $2.789         $2.238
  Accumulation Unit Value at end of
   period                                 $4.036         $3.794         $3.208         $3.081         $2.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,256          5,013          5,054          4,615          3,351
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.786         $3.202         $3.077         $2.787         $2.238
  Accumulation Unit Value at end of
   period                                 $4.025         $3.786         $3.202         $3.077         $2.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,866          4,464          4,498          4,527          3,249
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.526         $1.292         $1.243         $1.128             --
  Accumulation Unit Value at end of
   period                                 $1.621         $1.526         $1.292         $1.243             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,186            516            446            446             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.761         $3.186         $3.066         $2.785             --
  Accumulation Unit Value at end of
   period                                 $3.992         $3.761         $3.186         $3.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,973          5,401          5,724          4,648             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.669         $2.816         $2.570         $2.471
  Accumulation Unit Value at end of
   period                                 $2.261         $2.669         $2.816         $2.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            679,820        690,922        678,899        760,046
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.658         $2.809         $2.567         $2.655
  Accumulation Unit Value at end of
   period                                 $2.248         $2.658         $2.809         $2.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,719          9,103          5,687          2,453
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.664         $2.754             --             --
  Accumulation Unit Value at end of
   period                                 $2.252         $2.664             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,905          4,063             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.240             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,663             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.653         $2.747             --             --
  Accumulation Unit Value at end of
   period                                 $2.240         $2.653             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,663          1,722             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.238             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.238             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                368             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           55

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.761         $3.186         $3.066         $2.781         $2.236
  Accumulation Unit Value at end of
   period                                 $3.992         $3.761         $3.186         $3.066         $2.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,973          5,401          5,724          4,648          1,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.513         $1.284         $1.237         $1.125             --
  Accumulation Unit Value at end of
   period                                 $1.604         $1.513         $1.284         $1.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314             16             17             11             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.202         $1.161         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.514         $1.434         $1.202         $1.161         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             88,776         90,534         79,776         25,818          1,894
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.198         $1.159         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.505         $1.427         $1.198         $1.159         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,269          3,529          2,949            980             66
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.425         $1.197         $1.158         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.502         $1.425         $1.197         $1.158         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,681          2,399          1,716          1,037             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.193         $1.156         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.492         $1.418         $1.193         $1.156         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,307          6,632          5,229          1,965             76
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.193         $1.156         $1.074         $1.000
  Accumulation Unit Value at end of
   period                                 $1.492         $1.418         $1.193         $1.156         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,307          6,632          5,229          1,965             76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.411         $1.189         $1.154         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.483         $1.411         $1.189         $1.154             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,241          1,477            799            213             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.411         $1.189         $1.154         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $1.483         $1.411         $1.189         $1.154         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,241          1,477            799            213             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.409         $1.188         $1.154         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $1.480         $1.409         $1.188         $1.154         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,224          1,146          1,016            578            290

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.133             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.236             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

56                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.405         $1.185         $1.152         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.474         $1.405         $1.185         $1.152             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             12             10              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.184         $1.152         $1.064             --
  Accumulation Unit Value at end of
   period                                 $1.471         $1.402         $1.184         $1.152             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985            834            861            530             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.184         $1.152         $1.073         $1.000
  Accumulation Unit Value at end of
   period                                 $1.471         $1.402         $1.184         $1.152         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985            834            861            530             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.180         $1.150         $1.064             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.396         $1.180         $1.150             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.076         $0.991         $0.973         $0.767
  Accumulation Unit Value at end of
   period                                 $1.325         $1.165         $1.076         $0.991         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,195         14,462         18,378         19,507         23,736
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.068         $0.986         $0.969         $0.765
  Accumulation Unit Value at end of
   period                                 $1.312         $1.156         $1.068         $0.986         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                639            558            724            643            817
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.152         $1.066         $0.984         $0.968         $0.765
  Accumulation Unit Value at end of
   period                                 $1.307         $1.152         $1.066         $0.984         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                935          1,085          1,390          1,663          1,828
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.058         $0.979         $0.964         $0.763
  Accumulation Unit Value at end of
   period                                 $1.294         $1.143         $1.058         $0.979         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,437          2,743          3,287          3,644          3,889
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.058         $0.979         $0.964         $0.763
  Accumulation Unit Value at end of
   period                                 $1.294         $1.143         $1.058         $0.979         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,437          2,743          3,287          3,644          3,889
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.053         $0.975         $0.967             --
  Accumulation Unit Value at end of
   period                                 $1.284         $1.135         $1.053         $0.975             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                741            358            202            168             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.767         $1.031             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,548         16,775             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.029         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.765         $1.029             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                868            578             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.029         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.765         $1.029             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,837          1,019             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.763             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,190             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.028         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.763         $1.028             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,190            284             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           57

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.053         $0.975         $0.962         $0.762
  Accumulation Unit Value at end of
   period                                 $1.284         $1.135         $1.053         $0.975         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                741            358            202            168            154
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.051         $0.974         $0.961         $0.762
  Accumulation Unit Value at end of
   period                                 $1.281         $1.133         $1.051         $0.974         $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            462            514            559            410
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.045         $0.969         $0.962             --
  Accumulation Unit Value at end of
   period                                 $1.271         $1.125         $1.045         $0.969             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43              9             25             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.046         $0.970         $0.964             --
  Accumulation Unit Value at end of
   period                                 $1.270         $1.125         $1.046         $0.970             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            267            322            257             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.046         $0.970         $0.959         $0.762
  Accumulation Unit Value at end of
   period                                 $1.270         $1.125         $1.046         $0.970         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            267            322            257             64
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.038         $0.964         $0.959             --
  Accumulation Unit Value at end of
   period                                 $1.257         $1.115         $1.038         $0.964             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.034         $1.892         $1.853         $1.664         $1.378
  Accumulation Unit Value at end of
   period                                 $2.341         $2.034         $1.892         $1.853         $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             61,172         73,542         90,311        108,710        112,019
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.010         $1.873         $1.838         $1.653         $1.371
  Accumulation Unit Value at end of
   period                                 $2.311         $2.010         $1.873         $1.838         $1.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,704          2,078          2,398          2,474          2,208
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.010         $1.873         $1.839         $1.655         $1.373
  Accumulation Unit Value at end of
   period                                 $2.309         $2.010         $1.873         $1.839         $1.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,026          1,041          1,103            990            897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.987         $1.855         $1.823         $1.643         $1.366
  Accumulation Unit Value at end of
   period                                 $2.279         $1.987         $1.855         $1.823         $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,531          3,920          4,287          4,570          3,273

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.698             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.762             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.533         $1.656         $1.796         $1.476
  Accumulation Unit Value at end of
   period                                 $1.378         $1.533         $1.656         $1.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            123,500        139,322        152,814        149,495
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.527         $1.652         $1.794         $1.576
  Accumulation Unit Value at end of
   period                                 $1.371         $1.527         $1.652         $1.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,292          2,529          2,288            954
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.530         $1.656             --             --
  Accumulation Unit Value at end of
   period                                 $1.373         $1.530             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                743            353             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.366             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,068             --             --             --

58                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.987         $1.855         $1.823         $1.643         $1.366
  Accumulation Unit Value at end of
   period                                 $2.279         $1.987         $1.855         $1.823         $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,531          3,920          4,287          4,570          3,273
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.974         $1.845         $1.817         $1.682             --
  Accumulation Unit Value at end of
   period                                 $2.261         $1.974         $1.845         $1.817             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                823            316            319            340             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.974         $1.845         $1.817         $1.640         $1.365
  Accumulation Unit Value at end of
   period                                 $2.261         $1.974         $1.845         $1.817         $1.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                823            316            319            340             95
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.969         $1.842         $1.814         $1.639         $1.365
  Accumulation Unit Value at end of
   period                                 $2.255         $1.969         $1.842         $1.814         $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            355            359            359            314
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.199         $1.182         $1.096             --
  Accumulation Unit Value at end of
   period                                 $1.464         $1.280         $1.199         $1.182             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             28             30             20             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.833         $1.808         $1.677             --
  Accumulation Unit Value at end of
   period                                 $2.237         $1.956         $1.833         $1.808             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            413            433            313             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.833         $1.808         $1.635         $1.364
  Accumulation Unit Value at end of
   period                                 $2.237         $1.956         $1.833         $1.808         $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            413            433            313            140
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.269         $1.191         $1.176         $1.092             --
  Accumulation Unit Value at end of
   period                                 $1.449         $1.269         $1.191         $1.176             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.119         $0.955         $0.785         $0.496
  Accumulation Unit Value at end of
   period                                 $1.643         $1.349         $1.119         $0.955         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          3,085          4,689          6,449          9,607
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.111         $0.950         $0.782         $0.494
  Accumulation Unit Value at end of
   period                                 $1.627         $1.337         $1.111         $0.950         $0.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                203            205            238            286            323

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.524         $1.651             --             --
  Accumulation Unit Value at end of
   period                                 $1.366         $1.524             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,068            196             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.365             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.365             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.364             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.711         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.496         $0.711             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,222          1,221             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.710         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.494         $0.710             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201             22             --             --

HARTFORD LIFE INSURANCE COMPANY                                           59

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.333         $1.109         $0.948         $0.781         $0.494
  Accumulation Unit Value at end of
   period                                 $1.621         $1.333         $1.109         $0.948         $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            161            213            295            127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.322         $1.101         $0.943         $0.778         $0.493
  Accumulation Unit Value at end of
   period                                 $1.605         $1.322         $1.101         $0.943         $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756            999          1,172          1,378          1,376
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.322         $1.101         $0.943         $0.778         $0.493
  Accumulation Unit Value at end of
   period                                 $1.605         $1.322         $1.101         $0.943         $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756            999          1,172          1,378          1,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.095         $0.940         $0.796             --
  Accumulation Unit Value at end of
   period                                 $1.592         $1.313         $1.095         $0.940             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            105            107             96             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.095         $0.940         $0.776         $0.492
  Accumulation Unit Value at end of
   period                                 $1.592         $1.313         $1.095         $0.940         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            105            107             96            140
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.311         $1.093         $0.939         $0.776         $0.492
  Accumulation Unit Value at end of
   period                                 $1.588         $1.311         $1.093         $0.939         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69            133            144            147             66
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.087         $0.934         $0.792             --
  Accumulation Unit Value at end of
   period                                 $1.576         $1.302         $1.087         $0.934             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.088         $0.935         $0.793             --
  Accumulation Unit Value at end of
   period                                 $1.575         $1.302         $1.088         $0.935             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             34             41             45             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.088         $0.935         $0.774         $0.492
  Accumulation Unit Value at end of
   period                                 $1.575         $1.302         $1.088         $0.935         $0.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             34             41             45             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.080         $0.930         $0.790             --
  Accumulation Unit Value at end of
   period                                 $1.559         $1.290         $1.080         $0.930             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.710         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.494         $0.710             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             37             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.493             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.709         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.493         $0.709             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367             99             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.397             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

60                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.187         $1.089         $0.981         $0.763
  Accumulation Unit Value at end of
   period                                 $1.290         $1.416         $1.187         $1.089         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,183          2,817          3,594          4,996          6,179
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.179         $1.083         $0.977         $0.761
  Accumulation Unit Value at end of
   period                                 $1.277         $1.404         $1.179         $1.083         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            276            307            364            567
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.176         $1.081         $0.976         $0.760
  Accumulation Unit Value at end of
   period                                 $1.273         $1.400         $1.176         $1.081         $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            249            297            323            277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.168         $1.075         $0.972         $0.758
  Accumulation Unit Value at end of
   period                                 $1.260         $1.389         $1.168         $1.075         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878          1,046          1,346          1,486          1,546
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.168         $1.075         $0.972         $0.758
  Accumulation Unit Value at end of
   period                                 $1.260         $1.389         $1.168         $1.075         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878          1,046          1,346          1,486          1,546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.162         $1.071         $0.988             --
  Accumulation Unit Value at end of
   period                                 $1.250         $1.379         $1.162         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            128            130            194             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.162         $1.071         $0.970         $0.758
  Accumulation Unit Value at end of
   period                                 $1.250         $1.379         $1.162         $1.071         $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            128            130            194            172
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.376         $1.160         $1.070         $0.969         $0.757
  Accumulation Unit Value at end of
   period                                 $1.246         $1.376         $1.160         $1.070         $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            127            151            153            165
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.153         $1.064         $0.983             --
  Accumulation Unit Value at end of
   period                                 $1.237         $1.367         $1.153         $1.064             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.154         $1.066         $0.985             --
  Accumulation Unit Value at end of
   period                                 $1.236         $1.367         $1.154         $1.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             91             98            100             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.952         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.763         $0.952             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,328          3,277             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.951         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.761         $0.951             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            180             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.951         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.760         $0.951             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            118             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.950         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.758         $0.950             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426             74             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           61

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.154         $1.066         $0.967         $0.757
  Accumulation Unit Value at end of
   period                                 $1.236         $1.367         $1.154         $1.066         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             91             98            100             55
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.145         $1.059         $0.980             --
  Accumulation Unit Value at end of
   period                                 $1.223         $1.355         $1.145         $1.059             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.112         $1.874         $1.849         $1.571         $1.174
  Accumulation Unit Value at end of
   period                                 $2.609         $2.112         $1.874         $1.849         $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             87,173        104,724        123,366        141,301        136,702
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.088         $1.855         $1.834         $1.560         $1.167
  Accumulation Unit Value at end of
   period                                 $2.575         $2.088         $1.855         $1.834         $1.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,561          5,971          6,563          7,219          7,237
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.087         $1.855         $1.835         $1.562         $1.169
  Accumulation Unit Value at end of
   period                                 $2.573         $2.087         $1.855         $1.835         $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,524          4,917          5,314          5,219          3,580
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.064         $1.837         $1.819         $1.551         $1.163
  Accumulation Unit Value at end of
   period                                 $2.539         $2.064         $1.837         $1.819         $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,234          9,080          9,750         10,288          8,301
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.064         $1.837         $1.819         $1.551         $1.163
  Accumulation Unit Value at end of
   period                                 $2.539         $2.064         $1.837         $1.819         $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,234          9,080          9,750         10,288          8,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.050         $1.828         $1.813         $1.605             --
  Accumulation Unit Value at end of
   period                                 $2.519         $2.050         $1.828         $1.813             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,395          1,706          1,747          1,646             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.050         $1.828         $1.813         $1.548         $1.162
  Accumulation Unit Value at end of
   period                                 $2.519         $2.050         $1.828         $1.813         $1.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,395          1,706          1,747          1,646            634
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.045         $1.824         $1.811         $1.547         $1.162
  Accumulation Unit Value at end of
   period                                 $2.512         $2.045         $1.824         $1.811         $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                928          1,146          1,211          1,638            677

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.756             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.792         $1.952         $1.315
  Accumulation Unit Value at end of
   period                                 $1.174         $1.476         $1.792         $1.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            149,612        173,294        174,669         54,890
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.470         $1.788         $1.951         $1.451
  Accumulation Unit Value at end of
   period                                 $1.167         $1.470         $1.788         $1.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,790          8,750          7,682          1,465
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.773             --             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.474             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,358          2,825             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.163             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,355             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.468         $1.769             --             --
  Accumulation Unit Value at end of
   period                                 $1.163         $1.468             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,355            565             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.162             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.162             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             --             --             --

62                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.576        $10.336        $10.268         $9.105             --
  Accumulation Unit Value at end of
   period                                $14.203        $11.576        $10.336        $10.268             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             16              9              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.032         $1.815         $1.804         $1.601             --
  Accumulation Unit Value at end of
   period                                 $2.492         $2.032         $1.815         $1.804             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,895          2,072          2,132          1,682             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.032         $1.815         $1.804         $1.544         $1.161
  Accumulation Unit Value at end of
   period                                 $2.492         $2.032         $1.815         $1.804         $1.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,895          2,072          2,132          1,682             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.002         $1.791         $1.783         $1.584             --
  Accumulation Unit Value at end of
   period                                 $2.451         $2.002         $1.791         $1.783             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2              2              7             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.155         $1.962         $1.767         $1.587         $1.214
  Accumulation Unit Value at end of
   period                                 $2.258         $2.155         $1.962         $1.767         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,783         35,996         43,395         53,369         58,678
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.133         $1.946         $1.755         $1.578         $1.209
  Accumulation Unit Value at end of
   period                                 $2.233         $2.133         $1.946         $1.755         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,877          2,378          2,673          3,054          3,337
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.130         $1.943         $1.754         $1.577         $1.210
  Accumulation Unit Value at end of
   period                                 $2.227         $2.130         $1.943         $1.754         $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,806          2,170          2,348          2,698          2,635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.108         $1.927         $1.741         $1.569         $1.205
  Accumulation Unit Value at end of
   period                                 $2.202         $2.108         $1.927         $1.741         $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,102          5,034          5,776          6,431          6,090
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.108         $1.927         $1.741         $1.569         $1.205
  Accumulation Unit Value at end of
   period                                 $2.202         $2.108         $1.927         $1.741         $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,102          5,034          5,776          6,431          6,090
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.094         $1.917         $1.735         $1.625             --
  Accumulation Unit Value at end of
   period                                 $2.184         $2.094         $1.917         $1.735             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                789            539            555            510             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.161             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.469         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.214         $1.481         $1.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             59,531         67,198         45,574             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.468         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.209         $1.477         $1.468             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,528          3,677          2,127             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.478         $1.387             --             --
  Accumulation Unit Value at end of
   period                                 $1.210         $1.478             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,214          1,627             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.205             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,053             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.386             --             --
  Accumulation Unit Value at end of
   period                                 $1.205         $1.474             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,053            729             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           63

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.094         $1.917         $1.735         $1.565         $1.204
  Accumulation Unit Value at end of
   period                                 $2.184         $2.094         $1.917         $1.735         $1.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                789            539            555            510            369
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.090         $1.914         $1.733         $1.564         $1.204
  Accumulation Unit Value at end of
   period                                 $2.178         $2.090         $1.914         $1.733         $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                539            706            748            840            635
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.070         $1.898         $1.720         $1.614             --
  Accumulation Unit Value at end of
   period                                 $2.156         $2.070         $1.898         $1.720             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32              8              4              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.076         $1.904         $1.727         $1.620             --
  Accumulation Unit Value at end of
   period                                 $2.161         $2.076         $1.904         $1.727             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            492            516            607             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.076         $1.904         $1.727         $1.561         $1.203
  Accumulation Unit Value at end of
   period                                 $2.161         $2.076         $1.904         $1.727         $1.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            492            516            607            242
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.052         $1.885         $1.712         $1.609             --
  Accumulation Unit Value at end of
   period                                 $2.133         $2.052         $1.885         $1.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             --             --             --             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.548         $0.503         $0.458         $0.458         $0.287
  Accumulation Unit Value at end of
   period                                 $0.617         $0.548         $0.503         $0.458         $0.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,498         34,988         44,127         59,481         84,814
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.543         $0.499         $0.455         $0.455         $0.286
  Accumulation Unit Value at end of
   period                                 $0.610         $0.543         $0.499         $0.455         $0.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,871          2,265          2,615          3,150          4,301
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.542         $0.498         $0.455         $0.455         $0.286
  Accumulation Unit Value at end of
   period                                 $0.608         $0.542         $0.498         $0.455         $0.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,505          1,688          1,896          2,292          2,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.536         $0.494         $0.452         $0.453         $0.285
  Accumulation Unit Value at end of
   period                                 $0.601         $0.536         $0.494         $0.452         $0.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,182          4,787          5,851          7,047          7,332

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.204             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.204             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.203             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.473         $0.621         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.287         $0.473         $0.621             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             70,939         83,872         53,985             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.472         $0.620         $1.000             --
  Accumulation Unit Value at end of
   period                                 $0.286         $0.472         $0.620             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,939          4,200          2,603             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.473         $0.729             --             --
  Accumulation Unit Value at end of
   period                                 $0.286         $0.473             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,131          1,864             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,285             --             --             --

64                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.536         $0.494         $0.452         $0.453         $0.285
  Accumulation Unit Value at end of
   period                                 $0.601         $0.536         $0.494         $0.452         $0.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,182          4,787          5,851          7,047          7,332
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.533         $0.491         $0.450         $0.471             --
  Accumulation Unit Value at end of
   period                                 $0.596         $0.533         $0.491         $0.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                760            764            970            956             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.533         $0.491         $0.450         $0.452         $0.285
  Accumulation Unit Value at end of
   period                                 $0.596         $0.533         $0.491         $0.450         $0.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                760            764            970            956            782
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.532         $0.491         $0.449         $0.451         $0.285
  Accumulation Unit Value at end of
   period                                 $0.595         $0.532         $0.491         $0.449         $0.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,114          1,795          1,958          2,223          1,359
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.527         $0.487         $0.446         $0.467             --
  Accumulation Unit Value at end of
   period                                 $0.589         $0.527         $0.487         $0.446             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.528         $0.488         $0.448         $0.469             --
  Accumulation Unit Value at end of
   period                                 $0.590         $0.528         $0.488         $0.448             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            248            270            277             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.528         $0.488         $0.448         $0.451         $0.284
  Accumulation Unit Value at end of
   period                                 $0.590         $0.528         $0.488         $0.448         $0.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            248            270            277            323
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.522         $0.483         $0.444         $0.466             --
  Accumulation Unit Value at end of
   period                                 $0.582         $0.522         $0.483         $0.444             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.293         $1.251         $1.126         $0.858
  Accumulation Unit Value at end of
   period                                 $1.541         $1.336         $1.293         $1.251         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             43,859         54,960         62,205         53,371         29,388
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.286         $1.246         $1.123         $0.858
  Accumulation Unit Value at end of
   period                                 $1.528         $1.327         $1.286         $1.246         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,944          2,258          2,177          1,478            925

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.471         $0.728             --             --
  Accumulation Unit Value at end of
   period                                 $0.285         $0.471             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,285            629             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.257             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.284             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.976             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.858             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,478             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.858             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           65

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.284         $1.244         $1.122         $0.857
  Accumulation Unit Value at end of
   period                                 $1.523         $1.323         $1.284         $1.244         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,651          3,206          3,560          2,632          1,219
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.314         $1.277         $1.239         $1.119         $0.856
  Accumulation Unit Value at end of
   period                                 $1.510         $1.314         $1.277         $1.239         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,172         16,391         17,247         17,445         15,417
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.314         $1.277         $1.239         $1.119         $0.856
  Accumulation Unit Value at end of
   period                                 $1.510         $1.314         $1.277         $1.239         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,172         16,391         17,247         17,445         15,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.270         $1.235         $1.152             --
  Accumulation Unit Value at end of
   period                                 $1.498         $1.306         $1.270         $1.235             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,501          2,703          2,456          1,879             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.270         $1.235         $1.117         $0.856
  Accumulation Unit Value at end of
   period                                 $1.498         $1.306         $1.270         $1.235         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,501          2,703          2,456          1,879          1,204
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.268         $1.233         $1.116         $0.856
  Accumulation Unit Value at end of
   period                                 $1.494         $1.303         $1.268         $1.233         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,530          2,018          2,098          2,097          1,360
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.264         $1.230         $1.150             --
  Accumulation Unit Value at end of
   period                                 $1.486         $1.297         $1.264         $1.230             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284              3              3              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.261         $1.229         $1.149             --
  Accumulation Unit Value at end of
   period                                 $1.482         $1.294         $1.261         $1.229             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,288          1,281          1,336          1,006             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.261         $1.229         $1.114         $0.855
  Accumulation Unit Value at end of
   period                                 $1.482         $1.294         $1.261         $1.229         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,288          1,281          1,336          1,006            286
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.286         $1.255         $1.224         $1.146             --
  Accumulation Unit Value at end of
   period                                 $1.470         $1.286         $1.255         $1.224             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.857             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.768             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.855             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

66                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.605         $1.450         $1.263         $1.091         $0.768
  Accumulation Unit Value at end of
   period                                 $2.055         $1.605         $1.450         $1.263         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             54,277         50,394         45,637         37,557         19,078
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.594         $1.442         $1.258         $1.088         $0.767
  Accumulation Unit Value at end of
   period                                 $2.037         $1.594         $1.442         $1.258         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,563          1,852          1,728            963            661
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.590         $1.440         $1.256         $1.087         $0.767
  Accumulation Unit Value at end of
   period                                 $2.032         $1.590         $1.440         $1.256         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,114          3,099          2,908          1,888            902
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.432         $1.251         $1.085         $0.766
  Accumulation Unit Value at end of
   period                                 $2.014         $1.579         $1.432         $1.251         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,615         11,075          9,983          8,190          6,692
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.579         $1.432         $1.251         $1.085         $0.766
  Accumulation Unit Value at end of
   period                                 $2.014         $1.579         $1.432         $1.251         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,615         11,075          9,983          8,190          6,692
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.568         $1.424         $1.246         $1.114             --
  Accumulation Unit Value at end of
   period                                 $1.998         $1.568         $1.424         $1.246             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,185          1,654          1,533          1,050             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.568         $1.424         $1.246         $1.082         $0.766
  Accumulation Unit Value at end of
   period                                 $1.998         $1.568         $1.424         $1.246         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,185          1,654          1,533          1,050            923
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.565         $1.422         $1.245         $1.082         $0.766
  Accumulation Unit Value at end of
   period                                 $1.993         $1.565         $1.422         $1.245         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,904          1,893          2,193          1,685          1,139
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.063        $14.611        $12.803        $11.462             --
  Accumulation Unit Value at end of
   period                                $20.435        $16.063        $14.611        $12.803             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              1              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.555         $1.415         $1.240         $1.111             --
  Accumulation Unit Value at end of
   period                                 $1.977         $1.555         $1.415         $1.240             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,378          1,640          1,538            906             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.768             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,200             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.767             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.767             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,462             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,462             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           67

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.555         $1.415         $1.240         $1.079         $0.765
  Accumulation Unit Value at end of
   period                                 $1.977         $1.555         $1.415         $1.240         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,378          1,640          1,538            906            431
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.544         $1.408         $1.236         $1.109             --
  Accumulation Unit Value at end of
   period                                 $1.961         $1.544         $1.408         $1.236             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188             15             16              9             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.296         $1.285         $1.211         $0.996
  Accumulation Unit Value at end of
   period                                 $1.444         $1.423         $1.296         $1.285         $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             57,770         68,869         79,622         99,421        116,081
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.283         $1.274         $1.203         $0.990
  Accumulation Unit Value at end of
   period                                 $1.426         $1.406         $1.283         $1.274         $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,075          3,374          3,931          4,485          5,225
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.283         $1.275         $1.204         $0.992
  Accumulation Unit Value at end of
   period                                 $1.424         $1.406         $1.283         $1.275         $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,856          2,876          3,117          3,024          2,497
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.270         $1.264         $1.196         $0.986
  Accumulation Unit Value at end of
   period                                 $1.406         $1.390         $1.270         $1.264         $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,809         16,254         17,539         19,217         20,153
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.270         $1.264         $1.196         $0.986
  Accumulation Unit Value at end of
   period                                 $1.406         $1.390         $1.270         $1.264         $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,809         16,254         17,539         19,217         20,153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.264         $1.259         $1.205             --
  Accumulation Unit Value at end of
   period                                 $1.395         $1.381         $1.264         $1.259             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,593          1,862          1,801          1,885             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381         $1.264         $1.259         $1.193         $0.986
  Accumulation Unit Value at end of
   period                                 $1.395         $1.381         $1.264         $1.259         $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,593          1,862          1,801          1,885          1,363
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.378         $1.262         $1.258         $1.192         $0.986
  Accumulation Unit Value at end of
   period                                 $1.391         $1.378         $1.262         $1.258         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,816          1,905          2,162          2,337          1,990

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.716             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                191             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.068         $1.070         $1.035
  Accumulation Unit Value at end of
   period                                 $0.996         $1.083         $1.068         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,625         56,423         29,644         20,235
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.065         $1.069         $1.084
  Accumulation Unit Value at end of
   period                                 $0.990         $1.079         $1.065         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,543          2,770          2,132            481
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.128             --             --
  Accumulation Unit Value at end of
   period                                 $0.992         $1.081             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,155            794             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.986             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,359             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.125             --             --
  Accumulation Unit Value at end of
   period                                 $0.986         $1.077             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,359            766             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.986             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.986             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --

68                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.836        $10.851        $10.829        $10.371             --
  Accumulation Unit Value at end of
   period                                $11.937        $11.836        $10.851        $10.829             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              9              5              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.369         $1.255         $1.253         $1.201             --
  Accumulation Unit Value at end of
   period                                 $1.380         $1.369         $1.255         $1.253             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,341          1,534          1,779          1,553             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.369         $1.255         $1.253         $1.190         $0.985
  Accumulation Unit Value at end of
   period                                 $1.380         $1.369         $1.255         $1.253         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,341          1,534          1,779          1,553            743
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.239         $1.239         $1.188             --
  Accumulation Unit Value at end of
   period                                 $1.357         $1.348         $1.239         $1.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             26             27             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.396         $4.733         $4.586         $4.206         $3.324
  Accumulation Unit Value at end of
   period                                 $5.606         $5.396         $4.733         $4.586         $4.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             59,230         74,749         94,721        115,308        133,354
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.334         $4.685         $4.547         $4.177         $3.306
  Accumulation Unit Value at end of
   period                                 $5.534         $5.334         $4.685         $4.547         $4.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,624          2,198          2,630          3,108          3,507
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.333         $4.686         $4.550         $4.182         $3.311
  Accumulation Unit Value at end of
   period                                 $5.529         $5.333         $4.686         $4.550         $4.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,071          1,162          1,430          1,535          1,375
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.272         $4.640         $4.511         $4.152         $3.293
  Accumulation Unit Value at end of
   period                                 $5.458         $5.272         $4.640         $4.511         $4.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,412          3,183          3,713          4,083          4,174
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.272         $4.640         $4.511         $4.152         $3.293
  Accumulation Unit Value at end of
   period                                 $5.458         $5.272         $4.640         $4.511         $4.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,412          3,183          3,713          4,083          4,174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.237         $4.616         $4.495         $4.211             --
  Accumulation Unit Value at end of
   period                                 $5.414         $5.237         $4.616         $4.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                614            436            438            421             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.985             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.340         $5.012         $5.608         $4.712
  Accumulation Unit Value at end of
   period                                 $3.324         $4.340         $5.012         $5.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            146,694        178,287        194,774        191,225
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.323         $4.999         $5.602         $5.182
  Accumulation Unit Value at end of
   period                                 $3.306         $4.323         $4.999         $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,443          3,811          3,552          1,310
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.332         $5.175             --             --
  Accumulation Unit Value at end of
   period                                 $3.311         $4.332             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,243            890             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.293             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,091             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.315         $5.161             --             --
  Accumulation Unit Value at end of
   period                                 $3.293         $4.315             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,091            212             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           69

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.237         $4.616         $4.495         $4.144         $3.291
  Accumulation Unit Value at end of
   period                                 $5.414         $5.237         $4.616         $4.495         $4.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                614            436            438            421            353
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.225         $4.608         $4.489         $4.141         $3.290
  Accumulation Unit Value at end of
   period                                 $5.399         $5.225         $4.608         $4.489         $4.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                538            591            655            693            655
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.145         $1.011         $0.986         $0.925             --
  Accumulation Unit Value at end of
   period                                 $1.182         $1.145         $1.011         $0.986             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164             55             56             60             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.191         $4.584         $4.473         $4.198             --
  Accumulation Unit Value at end of
   period                                 $5.355         $5.191         $4.584         $4.473             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            320            433            375             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.191         $4.584         $4.473         $4.132         $3.288
  Accumulation Unit Value at end of
   period                                 $5.355         $5.191         $4.584         $4.473         $4.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            320            433            375            238
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $1.004         $0.981         $0.922             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.135         $1.004         $0.981             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             12             13             --             --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.345         $1.283         $1.042         $0.699
  Accumulation Unit Value at end of
   period                                 $2.018         $1.649         $1.345         $1.283         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,046         85,641         73,035         56,814         27,889
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.635         $1.336         $1.276         $1.038         $0.697
  Accumulation Unit Value at end of
   period                                 $1.997         $1.635         $1.336         $1.276         $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,733          3,002          2,453          1,402          1,178
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.630         $1.333         $1.274         $1.036         $0.696
  Accumulation Unit Value at end of
   period                                 $1.991         $1.630         $1.333         $1.274         $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,131          4,314          3,792          2,107          1,108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.324         $1.267         $1.032         $0.694
  Accumulation Unit Value at end of
   period                                 $1.971         $1.616         $1.324         $1.267         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,376         13,682         11,683          7,695          5,606

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.291             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.290             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.288             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.854         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.699         $0.854             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,665          5,121             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.854         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.697         $0.854             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                754            225             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.853         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.696         $0.853             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                816            236             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,405             --             --             --

70                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.324         $1.267         $1.032         $0.694
  Accumulation Unit Value at end of
   period                                 $1.971         $1.616         $1.324         $1.267         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,376         13,682         11,683          7,695          5,606
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.317         $1.262         $1.071             --
  Accumulation Unit Value at end of
   period                                 $1.955         $1.606         $1.317         $1.262             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,688          2,585          2,210            960             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.606         $1.317         $1.262         $1.030         $0.694
  Accumulation Unit Value at end of
   period                                 $1.955         $1.606         $1.317         $1.262         $1.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,688          2,585          2,210            960            595
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.602         $1.315         $1.261         $1.029         $0.694
  Accumulation Unit Value at end of
   period                                 $1.950         $1.602         $1.315         $1.261         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,174          1,264          1,250          1,119            717
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.591         $1.307         $1.255         $1.067             --
  Accumulation Unit Value at end of
   period                                 $1.935         $1.591         $1.307         $1.255             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153             41             26             10             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.592         $1.308         $1.256         $1.068             --
  Accumulation Unit Value at end of
   period                                 $1.934         $1.592         $1.308         $1.256             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,614          2,698          2,508            902             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.592         $1.308         $1.256         $1.027         $0.693
  Accumulation Unit Value at end of
   period                                 $1.934         $1.592         $1.308         $1.256         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,614          2,698          2,508            902            108
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.577         $1.298         $1.249         $1.063             --
  Accumulation Unit Value at end of
   period                                 $1.914         $1.577         $1.298         $1.249             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              2              2             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.575         $2.095         $1.850         $1.587         $1.207
  Accumulation Unit Value at end of
   period                                 $3.240         $2.575         $2.095         $1.850         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            154,625        180,057        203,885        229,281        250,801
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.545         $2.074         $1.835         $1.576         $1.201
  Accumulation Unit Value at end of
   period                                 $3.198         $2.545         $2.074         $1.835         $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,238          3,656          3,789          3,899          3,688

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.852         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.694         $0.852             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,405             64             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.694             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.693             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.856         $2.267         $1.641
  Accumulation Unit Value at end of
   period                                 $1.207         $1.489         $1.856         $2.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            281,655        339,519        399,368        391,871
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.851         $2.265         $1.806
  Accumulation Unit Value at end of
   period                                 $1.201         $1.483         $1.851         $2.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,970          4,466          4,366            970

HARTFORD LIFE INSURANCE COMPANY                                           71

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.544         $2.074         $1.836         $1.578         $1.203
  Accumulation Unit Value at end of
   period                                 $3.195         $2.544         $2.074         $1.836         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,401          3,734          3,535          2,765          1,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.053         $1.820         $1.566         $1.196
  Accumulation Unit Value at end of
   period                                 $3.154         $2.515         $2.053         $1.820         $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,673          7,684          7,468          6,197          4,538
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.053         $1.820         $1.566         $1.196
  Accumulation Unit Value at end of
   period                                 $3.154         $2.515         $2.053         $1.820         $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,673          7,684          7,468          6,197          4,538
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.043         $1.814         $1.580             --
  Accumulation Unit Value at end of
   period                                 $3.129         $2.499         $2.043         $1.814             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,122          1,661          1,550          1,167             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.043         $1.814         $1.563         $1.195
  Accumulation Unit Value at end of
   period                                 $3.129         $2.499         $2.043         $1.814         $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,122          1,661          1,550          1,167            376
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.493         $2.039         $1.812         $1.562         $1.195
  Accumulation Unit Value at end of
   period                                 $3.120         $2.493         $2.039         $1.812         $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          1,133            961            915            325
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.136         $1.010         $0.881             --
  Accumulation Unit Value at end of
   period                                 $1.734         $1.387         $1.136         $1.010             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259             55             62             34             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.029         $1.805         $1.576             --
  Accumulation Unit Value at end of
   period                                 $3.095         $2.477         $2.029         $1.805             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,270          2,667          2,887          2,210             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.029         $1.805         $1.559         $1.194
  Accumulation Unit Value at end of
   period                                 $3.095         $2.477         $2.029         $1.805         $1.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,270          2,667          2,887          2,210            148
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.375         $1.128         $1.005         $0.879             --
  Accumulation Unit Value at end of
   period                                 $1.716         $1.375         $1.128         $1.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             18             19              4             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.487         $1.842             --             --
  Accumulation Unit Value at end of
   period                                 $1.203         $1.487             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                891            733             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.196             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,320             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.838             --             --
  Accumulation Unit Value at end of
   period                                 $1.196         $1.481             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,320            394             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.195             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.195             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.194             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

72                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.292         $1.795         $1.532         $1.326         $0.874
  Accumulation Unit Value at end of
   period                                 $2.468         $2.292         $1.795         $1.532         $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,899         36,735         33,338         18,203         13,557
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.273         $1.782         $1.524         $1.321         $0.871
  Accumulation Unit Value at end of
   period                                 $2.443         $2.273         $1.782         $1.524         $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                916          1,250          1,147            683            509
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.266         $1.778         $1.521         $1.319         $0.871
  Accumulation Unit Value at end of
   period                                 $2.435         $2.266         $1.778         $1.521         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,013            998            740            433            191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.247         $1.765         $1.513         $1.314         $0.869
  Accumulation Unit Value at end of
   period                                 $2.411         $2.247         $1.765         $1.513         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,622          4,298          3,533          2,550          1,625
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.247         $1.765         $1.513         $1.314         $0.869
  Accumulation Unit Value at end of
   period                                 $2.411         $2.247         $1.765         $1.513         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,622          4,298          3,533          2,550          1,625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.232         $1.756         $1.507         $1.340             --
  Accumulation Unit Value at end of
   period                                 $2.391         $2.232         $1.756         $1.507             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,202            923            810            474             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.232         $1.756         $1.507         $1.311         $0.868
  Accumulation Unit Value at end of
   period                                 $2.391         $2.232         $1.756         $1.507         $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,202            923            810            474            310
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.227         $1.753         $1.505         $1.310         $0.868
  Accumulation Unit Value at end of
   period                                 $2.385         $2.227         $1.753         $1.505         $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            599            568            419            226
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.212         $1.743         $1.498         $1.334             --
  Accumulation Unit Value at end of
   period                                 $2.366         $2.212         $1.743         $1.498             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             25             21             12             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.213         $1.745         $1.500         $1.336             --
  Accumulation Unit Value at end of
   period                                 $2.365         $2.213         $1.745         $1.500             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                729            720            732            563             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.932         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.874         $0.932             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,439            865             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.931         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.871         $0.931             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287             57             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.931         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.871         $0.931             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142             20             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.869             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                483             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.930         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.869         $0.930             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                483             51             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.868             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.868             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           73

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.213         $1.745         $1.500         $1.308         $0.867
  Accumulation Unit Value at end of
   period                                 $2.365         $2.213         $1.745         $1.500         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                729            720            732            563             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.193         $1.731         $1.491         $1.330             --
  Accumulation Unit Value at end of
   period                                 $2.341         $2.193         $1.731         $1.491             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             12             13             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.085         $3.702         $3.210         $2.791         $2.053
  Accumulation Unit Value at end of
   period                                 $4.652         $4.085         $3.702         $3.210         $2.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            124,309        156,958        190,200        223,973        261,643
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.038         $3.665         $3.183         $2.772         $2.042
  Accumulation Unit Value at end of
   period                                 $4.592         $4.038         $3.665         $3.183         $2.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,120          6,393          7,475          8,505          9,734
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.037         $3.666         $3.185         $2.775         $2.045
  Accumulation Unit Value at end of
   period                                 $4.588         $4.037         $3.666         $3.185         $2.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,485          2,760          2,952          3,072          3,286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.991         $3.629         $3.158         $2.756         $2.034
  Accumulation Unit Value at end of
   period                                 $4.529         $3.991         $3.629         $3.158         $2.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,401          1,878          2,316          2,540          2,580
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.991         $3.629         $3.158         $2.756         $2.034
  Accumulation Unit Value at end of
   period                                 $4.529         $3.991         $3.629         $3.158         $2.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,401          1,878          2,316          2,540          2,580
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.965         $3.611         $3.146         $2.809             --
  Accumulation Unit Value at end of
   period                                 $4.492         $3.965         $3.611         $3.146             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780            812            728            503             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.965         $3.611         $3.146         $2.750         $2.033
  Accumulation Unit Value at end of
   period                                 $4.492         $3.965         $3.611         $3.146         $2.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780            812            728            503            193
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.956         $3.604         $3.142         $2.748         $2.032
  Accumulation Unit Value at end of
   period                                 $4.480         $3.956         $3.604         $3.142         $2.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             63             64             78             98

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.907             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.867             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.423         $2.546         $2.056         $1.371
  Accumulation Unit Value at end of
   period                                 $2.053         $2.423         $2.546         $2.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            304,733        376,063        377,347        181,142
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.414         $2.540         $2.054         $1.589
  Accumulation Unit Value at end of
   period                                 $2.042         $2.414         $2.540         $2.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,277         13,702         11,574          3,185
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.419         $2.573             --             --
  Accumulation Unit Value at end of
   period                                 $2.045         $2.419             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,640          4,091             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.034             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,102             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.409         $2.566             --             --
  Accumulation Unit Value at end of
   period                                 $2.034         $2.409             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,102            869             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.033             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.032             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             --             --             --

74                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.899         $2.644         $2.307         $2.063             --
  Accumulation Unit Value at end of
   period                                 $3.279         $2.899         $2.644         $2.307             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             71             59             41             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.930         $3.586         $3.131         $2.801             --
  Accumulation Unit Value at end of
   period                                 $4.443         $3.930         $3.586         $3.131             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             52             56             56             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.930         $3.586         $3.131         $2.742         $2.031
  Accumulation Unit Value at end of
   period                                 $4.443         $3.930         $3.586         $3.131         $2.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             52             56             56             13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.873         $2.626         $2.296         $2.057             --
  Accumulation Unit Value at end of
   period                                 $3.244         $2.873         $2.626         $2.296             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.504         $1.384         $1.205         $0.852
  Accumulation Unit Value at end of
   period                                 $1.766         $1.751         $1.504         $1.384         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            101,869        126,148        152,040        186,816        195,560
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.736         $1.493         $1.377         $1.200         $0.850
  Accumulation Unit Value at end of
   period                                 $1.748         $1.736         $1.493         $1.377         $1.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,475          5,648          6,444          7,316          7,468
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.731         $1.490         $1.374         $1.199         $0.849
  Accumulation Unit Value at end of
   period                                 $1.742         $1.731         $1.490         $1.374         $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,036          8,146          8,896          9,810          8,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.479         $1.367         $1.194         $0.847
  Accumulation Unit Value at end of
   period                                 $1.725         $1.716         $1.479         $1.367         $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,908         28,889         31,994         35,615         34,214
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.479         $1.367         $1.194         $0.847
  Accumulation Unit Value at end of
   period                                 $1.725         $1.716         $1.479         $1.367         $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,908         28,889         31,994         35,615         34,214
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.472         $1.362         $1.210             --
  Accumulation Unit Value at end of
   period                                 $1.711         $1.705         $1.472         $1.362             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,915          3,332          3,446          3,761             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.914             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.031             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.991         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.852         $0.991             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            155,364         51,670             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.991         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.850         $0.991             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,720          1,477             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.990         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.849         $0.990             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,377          2,699             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.847             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,818             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.989         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.847         $0.989             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,818          1,171             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           75

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.472         $1.362         $1.192         $0.846
  Accumulation Unit Value at end of
   period                                 $1.711         $1.705         $1.472         $1.362         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,915          3,332          3,446          3,761          3,023
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.701         $1.469         $1.360         $1.191         $0.846
  Accumulation Unit Value at end of
   period                                 $1.706         $1.701         $1.469         $1.360         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,444          3,911          4,102          4,185          2,824
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.689         $1.461         $1.353         $1.205             --
  Accumulation Unit Value at end of
   period                                 $1.693         $1.689         $1.461         $1.353             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218             75             25             19             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.462         $1.355         $1.207             --
  Accumulation Unit Value at end of
   period                                 $1.692         $1.690         $1.462         $1.355             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,840          1,869          2,000          2,222             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.462         $1.355         $1.188         $0.846
  Accumulation Unit Value at end of
   period                                 $1.692         $1.690         $1.462         $1.355         $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,840          1,869          2,000          2,222          1,218
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.451         $1.347         $1.201             --
  Accumulation Unit Value at end of
   period                                 $1.675         $1.675         $1.451         $1.347             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113             22             22             22             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.994         $1.929         $1.899         $1.905         $1.915
  Accumulation Unit Value at end of
   period                                 $2.067         $1.994         $1.929         $1.899         $1.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            108,436        103,041         99,615        118,238        171,179
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.972         $1.910         $1.883         $1.892         $1.904
  Accumulation Unit Value at end of
   period                                 $2.040         $1.972         $1.910         $1.883         $1.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,537          4,193          3,175          3,694          5,306
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.971         $1.910         $1.884         $1.894         $1.907
  Accumulation Unit Value at end of
   period                                 $2.039         $1.971         $1.910         $1.884         $1.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,456          1,765          1,070          1,119          1,522
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.891         $1.868         $1.881         $1.897
  Accumulation Unit Value at end of
   period                                 $2.012         $1.948         $1.891         $1.868         $1.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,565          8,953          5,418          4,937          6,630

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.846             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                315             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.911         $1.863         $1.777         $1.716
  Accumulation Unit Value at end of
   period                                 $1.915         $1.911         $1.863         $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            293,058        276,875        180,014        270,072
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.903         $1.858         $1.776         $1.735
  Accumulation Unit Value at end of
   period                                 $1.904         $1.903         $1.858         $1.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,804          6,226          2,940            917
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.907         $1.870             --             --
  Accumulation Unit Value at end of
   period                                 $1.907         $1.907             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,326          1,387             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.900             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.897             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,220             --             --             --

76                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.891         $1.868         $1.881         $1.897
  Accumulation Unit Value at end of
   period                                 $2.012         $1.948         $1.891         $1.868         $1.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,565          8,953          5,418          4,937          6,630
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.936         $1.881         $1.862         $1.875             --
  Accumulation Unit Value at end of
   period                                 $1.996         $1.936         $1.881         $1.862             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,024          1,099            821            618             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.936         $1.881         $1.862         $1.877         $1.896
  Accumulation Unit Value at end of
   period                                 $1.996         $1.936         $1.881         $1.862         $1.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,024          1,099            821            618            580
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.931         $1.878         $1.859         $1.875         $1.895
  Accumulation Unit Value at end of
   period                                 $1.991         $1.931         $1.878         $1.859         $1.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,704            910          1,070            858            676
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.041         $1.014         $1.005         $1.013             --
  Accumulation Unit Value at end of
   period                                 $1.072         $1.041         $1.014         $1.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335             74             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.919         $1.868         $1.853         $1.869             --
  Accumulation Unit Value at end of
   period                                 $1.975         $1.919         $1.868         $1.853             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,928          2,021          1,266            761             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.919         $1.868         $1.853         $1.871         $1.894
  Accumulation Unit Value at end of
   period                                 $1.975         $1.919         $1.868         $1.853         $1.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,928          2,021          1,266            761            229
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.061         $1.054         $1.065             --
  Accumulation Unit Value at end of
   period                                 $1.118         $1.088         $1.061         $1.054             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.972         $2.875         $2.844         $2.765         $2.738
  Accumulation Unit Value at end of
   period                                 $3.034         $2.972         $2.875         $2.844         $2.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,735         33,183         40,727         49,453         64,103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.938         $2.846         $2.820         $2.746         $2.723
  Accumulation Unit Value at end of
   period                                 $2.995         $2.938         $2.846         $2.820         $2.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                782          1,111          1,373          1,670          2,179

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.900         $1.865             --             --
  Accumulation Unit Value at end of
   period                                 $1.897         $1.900             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,220            941             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.900             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.896             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.900             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.895             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.899             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.894             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.563         $2.414         $2.217         $2.211
  Accumulation Unit Value at end of
   period                                 $2.738         $2.563         $2.414         $2.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             94,164         60,191         43,651         52,197
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.553         $2.408         $2.214         $2.232
  Accumulation Unit Value at end of
   period                                 $2.723         $2.553         $2.408         $2.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,519          1,526            606            270

HARTFORD LIFE INSURANCE COMPANY                                           77

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.937         $2.846         $2.821         $2.749         $2.727
  Accumulation Unit Value at end of
   period                                 $2.993         $2.937         $2.846         $2.821         $2.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                526            617            687            689            731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.903         $2.818         $2.798         $2.730         $2.712
  Accumulation Unit Value at end of
   period                                 $2.954         $2.903         $2.818         $2.798         $2.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,200          5,352          5,844          6,548          7,562
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.903         $2.818         $2.798         $2.730         $2.712
  Accumulation Unit Value at end of
   period                                 $2.954         $2.903         $2.818         $2.798         $2.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,200          5,352          5,844          6,548          7,562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.884         $2.804         $2.787         $2.740             --
  Accumulation Unit Value at end of
   period                                 $2.930         $2.884         $2.804         $2.787             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                928            573            613            644             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.884         $2.804         $2.787         $2.724         $2.710
  Accumulation Unit Value at end of
   period                                 $2.930         $2.884         $2.804         $2.787         $2.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                928            573            613            644            633
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.878         $2.799         $2.784         $2.722         $2.710
  Accumulation Unit Value at end of
   period                                 $2.922         $2.878         $2.799         $2.784         $2.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            408            436            536            349
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.315         $1.280         $1.274         $1.254             --
  Accumulation Unit Value at end of
   period                                 $1.334         $1.315         $1.280         $1.274             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173             25              5              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.859         $2.785         $2.774         $2.732             --
  Accumulation Unit Value at end of
   period                                 $2.898         $2.859         $2.785         $2.774             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            372            452            384             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.859         $2.785         $2.774         $2.717         $2.708
  Accumulation Unit Value at end of
   period                                 $2.898         $2.859         $2.785         $2.774         $2.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            372            452            384            262
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.271         $1.268         $1.251             --
  Accumulation Unit Value at end of
   period                                 $1.319         $1.303         $1.271         $1.268             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             14             14             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.558         $2.434             --             --
  Accumulation Unit Value at end of
   period                                 $2.727         $2.558             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,012            302             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.712             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,201             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.548         $2.428             --             --
  Accumulation Unit Value at end of
   period                                 $2.712         $2.548             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,201            305             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.710             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.710             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.671             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.708             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

78                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.575         $2.278         $1.907         $1.721         $1.118
  Accumulation Unit Value at end of
   period                                 $2.905         $2.575         $2.278         $1.907         $1.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             96,395        119,387        141,614        175,080        207,965
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.545         $2.256         $1.890         $1.709         $1.112
  Accumulation Unit Value at end of
   period                                 $2.867         $2.545         $2.256         $1.890         $1.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,828          4,806          5,561          6,456          7,251
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.544         $2.256         $1.892         $1.711         $1.114
  Accumulation Unit Value at end of
   period                                 $2.865         $2.544         $2.256         $1.892         $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,666          1,901          2,012          2,312          2,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.234         $1.876         $1.699         $1.108
  Accumulation Unit Value at end of
   period                                 $2.828         $2.515         $2.234         $1.876         $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,991          7,391          7,648          8,853          9,267
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.515         $2.234         $1.876         $1.699         $1.108
  Accumulation Unit Value at end of
   period                                 $2.828         $2.515         $2.234         $1.876         $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,991          7,391          7,648          8,853          9,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.222         $1.869         $1.762             --
  Accumulation Unit Value at end of
   period                                 $2.805         $2.499         $2.222         $1.869             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,699          1,296          1,122          1,126             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.499         $2.222         $1.869         $1.695         $1.107
  Accumulation Unit Value at end of
   period                                 $2.805         $2.499         $2.222         $1.869         $1.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,699          1,296          1,122          1,126            653
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.493         $2.219         $1.867         $1.694         $1.107
  Accumulation Unit Value at end of
   period                                 $2.797         $2.493         $2.219         $1.867         $1.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                918          1,042          1,013          1,067            899
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.557         $1.311         $1.238             --
  Accumulation Unit Value at end of
   period                                 $1.959         $1.748         $1.557         $1.311             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136             51             35             36             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.207         $1.860         $1.757             --
  Accumulation Unit Value at end of
   period                                 $2.775         $2.477         $2.207         $1.860             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            551            545            603             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.931         $2.251         $1.374
  Accumulation Unit Value at end of
   period                                 $1.118         $1.622         $1.931         $2.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            218,257        249,660        269,723        198,856
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.926         $2.248         $1.510
  Accumulation Unit Value at end of
   period                                 $1.112         $1.616         $1.926         $2.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,442          7,567          6,960          1,735
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.620         $1.856             --             --
  Accumulation Unit Value at end of
   period                                 $1.114         $1.620             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,882          1,244             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.108             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,644             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.613         $1.851             --             --
  Accumulation Unit Value at end of
   period                                 $1.108         $1.613             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,644            656             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.107             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.107             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           79

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.477         $2.207         $1.860         $1.691         $1.106
  Accumulation Unit Value at end of
   period                                 $2.775         $2.477         $2.207         $1.860         $1.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            551            545            603            356
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.546         $1.305         $1.235             --
  Accumulation Unit Value at end of
   period                                 $1.938         $1.733         $1.546         $1.305             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.352         $1.233         $1.082         $0.730
  Accumulation Unit Value at end of
   period                                 $1.383         $1.427         $1.352         $1.233         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,335         38,966         48,226         42,958         27,880
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.417         $1.344         $1.228         $1.079         $0.729
  Accumulation Unit Value at end of
   period                                 $1.371         $1.417         $1.344         $1.228         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                948          1,162          1,760          1,554            853
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.413         $1.342         $1.226         $1.078         $0.729
  Accumulation Unit Value at end of
   period                                 $1.367         $1.413         $1.342         $1.226         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,334          3,713          3,739          2,714            798
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.403         $1.334         $1.221         $1.075         $0.728
  Accumulation Unit Value at end of
   period                                 $1.356         $1.403         $1.334         $1.221         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,561          9,297         10,992         10,377          7,988
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.403         $1.334         $1.221         $1.075         $0.728
  Accumulation Unit Value at end of
   period                                 $1.356         $1.403         $1.334         $1.221         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,561          9,297         10,992         10,377          7,988
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.328         $1.217         $1.135             --
  Accumulation Unit Value at end of
   period                                 $1.345         $1.394         $1.328         $1.217             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,986          1,884          2,356          1,619             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.328         $1.217         $1.073         $0.728
  Accumulation Unit Value at end of
   period                                 $1.345         $1.394         $1.328         $1.217         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,986          1,884          2,356          1,619            929
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.325         $1.216         $1.072         $0.727
  Accumulation Unit Value at end of
   period                                 $1.341         $1.391         $1.325         $1.216         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,904          2,436          2,727          2,609          1,723

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.106             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.730             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,631             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.729             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.729             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,286             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,286             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.728             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.727             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             --             --             --

80                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.059        $13.410        $12.310        $11.501             --
  Accumulation Unit Value at end of
   period                                $13.541        $14.059        $13.410        $12.310             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.382         $1.319         $1.211         $1.132             --
  Accumulation Unit Value at end of
   period                                 $1.330         $1.382         $1.319         $1.211             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,516          3,635          3,683          2,836             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.382         $1.319         $1.211         $1.070         $0.727
  Accumulation Unit Value at end of
   period                                 $1.330         $1.382         $1.319         $1.211         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,516          3,635          3,683          2,836            254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.312         $1.207         $1.130             --
  Accumulation Unit Value at end of
   period                                 $1.320         $1.373         $1.312         $1.207             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             17             18              1             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.728         $5.942         $5.488         $5.335         $4.271
  Accumulation Unit Value at end of
   period                                 $7.036         $6.728         $5.942         $5.488         $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            198,119        250,639        313,939        396,626        465,306
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.651         $5.883         $5.442         $5.298         $4.248
  Accumulation Unit Value at end of
   period                                 $6.946         $6.651         $5.883         $5.442         $5.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,696          7,591          9,492         11,381         12,886
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.649         $5.884         $5.446         $5.304         $4.255
  Accumulation Unit Value at end of
   period                                 $6.940         $6.649         $5.884         $5.446         $5.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,313          4,858          5,298          5,515          4,785
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.573         $5.825         $5.400         $5.267         $4.232
  Accumulation Unit Value at end of
   period                                 $6.850         $6.573         $5.825         $5.400         $5.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,156          9,260         10,193         11,216         11,111
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.573         $5.825         $5.400         $5.267         $4.232
  Accumulation Unit Value at end of
   period                                 $6.850         $6.573         $5.825         $5.400         $5.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,156          9,260         10,193         11,216         11,111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.529         $5.795         $5.380         $5.275             --
  Accumulation Unit Value at end of
   period                                 $6.795         $6.529         $5.795         $5.380             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,888          1,526          1,611          1,378             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.672             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.727             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.710         $6.587         $7.176         $6.066
  Accumulation Unit Value at end of
   period                                 $4.271         $5.710         $6.587         $7.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            522,928        614,994        655,469        638,407
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.687         $6.571         $7.169         $6.716
  Accumulation Unit Value at end of
   period                                 $4.248         $5.687         $6.571         $7.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,876         15,526         14,517          5,859
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.699         $6.708             --             --
  Accumulation Unit Value at end of
   period                                 $4.255         $5.699             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,458          3,450             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.232             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,830             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.676         $6.691             --             --
  Accumulation Unit Value at end of
   period                                 $4.232         $5.676             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,830          1,174             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           81

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.529         $5.795         $5.380         $5.256         $4.229
  Accumulation Unit Value at end of
   period                                 $6.795         $6.529         $5.795         $5.380         $5.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,888          1,526          1,611          1,378            882
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.515         $5.785         $5.373         $5.252         $4.228
  Accumulation Unit Value at end of
   period                                 $6.776         $6.515         $5.785         $5.373         $5.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                863          1,092          1,156          1,273          1,199
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.100         $0.978         $0.909         $0.893             --
  Accumulation Unit Value at end of
   period                                 $1.143         $1.100         $0.978         $0.909             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                975            269            196            193             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.472         $5.756         $5.354         $5.260             --
  Accumulation Unit Value at end of
   period                                 $6.721         $6.472         $5.756         $5.354             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,559          1,727          1,849          1,458             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.472         $5.756         $5.354         $5.241         $4.225
  Accumulation Unit Value at end of
   period                                 $6.721         $6.472         $5.756         $5.354         $5.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,559          1,727          1,849          1,458            360
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.090         $0.971         $0.905         $0.890             --
  Accumulation Unit Value at end of
   period                                 $1.131         $1.090         $0.971         $0.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             31             31             26             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.249         $3.139         $3.103         $3.003         $2.819
  Accumulation Unit Value at end of
   period                                 $3.358         $3.249         $3.139         $3.103         $3.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            147,518        158,095        182,360        201,034        240,139
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.212         $3.108         $3.076         $2.982         $2.804
  Accumulation Unit Value at end of
   period                                 $3.315         $3.212         $3.108         $3.076         $2.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,816          5,182          5,669          6,024          6,886
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.211         $3.108         $3.078         $2.985         $2.808
  Accumulation Unit Value at end of
   period                                 $3.312         $3.211         $3.108         $3.078         $2.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,055          5,391          5,400          5,324          4,204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.174         $3.077         $3.052         $2.964         $2.793
  Accumulation Unit Value at end of
   period                                 $3.269         $3.174         $3.077         $3.052         $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,647         20,783         21,047         20,665         20,930

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.229             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.228             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.999             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.225             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.593         $2.416         $2.185         $2.258
  Accumulation Unit Value at end of
   period                                 $2.819         $2.593         $2.416         $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            279,414        243,035        184,934        197,575
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.583         $2.410         $2.182         $2.234
  Accumulation Unit Value at end of
   period                                 $2.804         $2.583         $2.410         $2.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,271          5,611          2,827          1,185
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.588         $2.450             --             --
  Accumulation Unit Value at end of
   period                                 $2.808         $2.588             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,099          2,043             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.793             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,540             --             --             --

82                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.174         $3.077         $3.052         $2.964         $2.793
  Accumulation Unit Value at end of
   period                                 $3.269         $3.174         $3.077         $3.052         $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,647         20,783         21,047         20,665         20,930
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.153         $3.062         $3.041         $2.980             --
  Accumulation Unit Value at end of
   period                                 $3.243         $3.153         $3.062         $3.041             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,902          2,421          2,497          2,020             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.153         $3.062         $3.041         $2.958         $2.791
  Accumulation Unit Value at end of
   period                                 $3.243         $3.153         $3.062         $3.041         $2.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,902          2,421          2,497          2,020          1,574
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.146         $3.056         $3.038         $2.956         $2.791
  Accumulation Unit Value at end of
   period                                 $3.234         $3.146         $3.056         $3.038         $2.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,885          1,999          2,003          2,036          1,395
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.445        $13.075        $13.007        $12.762             --
  Accumulation Unit Value at end of
   period                                $13.808        $13.445        $13.075        $13.007             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             27             20             24             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125         $3.041         $3.027         $2.971             --
  Accumulation Unit Value at end of
   period                                 $3.208         $3.125         $3.041         $3.027             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,466          3,429          3,454          2,614             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.125         $3.041         $3.027         $2.950         $2.789
  Accumulation Unit Value at end of
   period                                 $3.208         $3.125         $3.041         $3.027         $2.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,466          3,429          3,454          2,614            687
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.371         $1.366         $1.343             --
  Accumulation Unit Value at end of
   period                                 $1.442         $1.407         $1.371         $1.366             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231             25             26              3             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.123         $1.093         $1.090         $1.082         $1.072
  Accumulation Unit Value at end of
   period                                 $1.158         $1.123         $1.093         $1.090         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             63,742         62,634         75,980         83,522        115,520
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.087         $1.086         $1.079         $1.071
  Accumulation Unit Value at end of
   period                                 $1.148         $1.115         $1.087         $1.086         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,964          2,898          3,104          3,114          3,940

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.578         $2.444             --             --
  Accumulation Unit Value at end of
   period                                 $2.793         $2.578             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,540          1,175             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.791             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.791             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.640             --             --             --
  Accumulation Unit Value at end of
   period                                 $2.789             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.072             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            159,439             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.071             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,334             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           83

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.113         $1.086         $1.085         $1.078         $1.071
  Accumulation Unit Value at end of
   period                                 $1.145         $1.113         $1.086         $1.085         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,438          3,749          3,771          2,895          1,760
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.080         $1.080         $1.075         $1.070
  Accumulation Unit Value at end of
   period                                 $1.135         $1.105         $1.080         $1.080         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,911         20,233         22,303         23,814         27,228
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.080         $1.080         $1.075         $1.070
  Accumulation Unit Value at end of
   period                                 $1.135         $1.105         $1.080         $1.080         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,911         20,233         22,303         23,814         27,228
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.074         $1.076         $1.077             --
  Accumulation Unit Value at end of
   period                                 $1.126         $1.098         $1.074         $1.076             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,062          2,248          2,077          1,826             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.074         $1.076         $1.073         $1.069
  Accumulation Unit Value at end of
   period                                 $1.126         $1.098         $1.074         $1.076         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,062          2,248          2,077          1,826          1,750
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.072         $1.075         $1.072         $1.069
  Accumulation Unit Value at end of
   period                                 $1.123         $1.095         $1.072         $1.075         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,764          1,929          1,989          2,121          1,662
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.069         $1.072         $1.075             --
  Accumulation Unit Value at end of
   period                                 $1.117         $1.091         $1.069         $1.072             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237             45             10              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.067         $1.071         $1.074             --
  Accumulation Unit Value at end of
   period                                 $1.114         $1.088         $1.067         $1.071             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,360          4,193          3,980          2,932             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.067         $1.071         $1.070         $1.068
  Accumulation Unit Value at end of
   period                                 $1.114         $1.088         $1.067         $1.071         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,360          4,193          3,980          2,932            584
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.061         $1.067         $1.072             --
  Accumulation Unit Value at end of
   period                                 $1.105         $1.081         $1.061         $1.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             20              3             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.071             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,762             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.070             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,799             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.007             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.070             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,799             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.069             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                535             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.069             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

84                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.133         $1.061         $0.971         $0.764
  Accumulation Unit Value at end of
   period                                 $1.467         $1.363         $1.133         $1.061         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             47,688         55,950         52,670         50,682         54,847
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.125         $1.055         $0.967         $0.762
  Accumulation Unit Value at end of
   period                                 $1.453         $1.352         $1.125         $1.055         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,160          2,752          2,474          2,442          2,651
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.123         $1.053         $0.965         $0.762
  Accumulation Unit Value at end of
   period                                 $1.448         $1.348         $1.123         $1.053         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,148          2,249          2,142          2,490          2,151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.115         $1.048         $0.962         $0.760
  Accumulation Unit Value at end of
   period                                 $1.433         $1.337         $1.115         $1.048         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,454         11,296         10,639         10,619         10,936
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.115         $1.048         $0.962         $0.760
  Accumulation Unit Value at end of
   period                                 $1.433         $1.337         $1.115         $1.048         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,454         11,296         10,639         10,619         10,936
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.109         $1.044         $0.965             --
  Accumulation Unit Value at end of
   period                                 $1.422         $1.328         $1.109         $1.044             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,042            752            588            554             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.109         $1.044         $0.959         $0.759
  Accumulation Unit Value at end of
   period                                 $1.422         $1.328         $1.109         $1.044         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,042            752            588            554            345
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.325         $1.107         $1.042         $0.959         $0.759
  Accumulation Unit Value at end of
   period                                 $1.418         $1.325         $1.107         $1.042         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,027          1,135          1,111          1,080            574
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.101         $1.037         $0.961             --
  Accumulation Unit Value at end of
   period                                 $1.407         $1.316         $1.101         $1.037             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84              7              7              7             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.102         $1.039         $0.962             --
  Accumulation Unit Value at end of
   period                                 $1.406         $1.316         $1.102         $1.039             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,095          1,142          1,162          1,010             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.000         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.764         $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,156         19,695             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.999         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.762         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,819          1,087             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.999         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.762         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,623            782             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.760             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,764             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.998         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.760         $0.998             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,764            309             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.759             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.759             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           85

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.102         $1.039         $0.957         $0.759
  Accumulation Unit Value at end of
   period                                 $1.406         $1.316         $1.102         $1.039         $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,095          1,142          1,162          1,010            279
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.304         $1.093         $1.032         $0.958             --
  Accumulation Unit Value at end of
   period                                 $1.392         $1.304         $1.093         $1.032             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             12             12             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.403         $1.311         $1.117         $0.797
  Accumulation Unit Value at end of
   period                                 $1.526         $1.649         $1.403         $1.311         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,842         57,227         53,865         30,338         12,917
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.637         $1.395         $1.306         $1.114         $0.796
  Accumulation Unit Value at end of
   period                                 $1.513         $1.637         $1.395         $1.306         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,963          2,369          2,198            989            620
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.634         $1.393         $1.304         $1.113         $0.796
  Accumulation Unit Value at end of
   period                                 $1.509         $1.634         $1.393         $1.304         $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,869          1,980          1,738          1,018            386
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.385         $1.299         $1.110         $0.795
  Accumulation Unit Value at end of
   period                                 $1.496         $1.622         $1.385         $1.299         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,856          8,553          7,768          5,609          4,140
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.385         $1.299         $1.110         $0.795
  Accumulation Unit Value at end of
   period                                 $1.496         $1.622         $1.385         $1.299         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,856          8,553          7,768          5,609          4,140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.378         $1.294         $1.142             --
  Accumulation Unit Value at end of
   period                                 $1.484         $1.612         $1.378         $1.294             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          1,309          1,150            512             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.378         $1.294         $1.108         $0.795
  Accumulation Unit Value at end of
   period                                 $1.484         $1.612         $1.378         $1.294         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,702          1,309          1,150            512            289
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.608         $1.375         $1.293         $1.107         $0.795
  Accumulation Unit Value at end of
   period                                 $1.480         $1.608         $1.375         $1.293         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,045          1,072          1,434            770            611

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.759             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.797             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,475             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.796             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.796             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                818             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.975             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                818             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             --             --             --

86                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.244        $15.622        $14.698        $12.988             --
  Accumulation Unit Value at end of
   period                                $16.774        $18.244        $15.622        $14.698             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              4              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.597         $1.368         $1.288         $1.139             --
  Accumulation Unit Value at end of
   period                                 $1.468         $1.597         $1.368         $1.288             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                765            825            986            620             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.597         $1.368         $1.288         $1.105         $0.794
  Accumulation Unit Value at end of
   period                                 $1.468         $1.597         $1.368         $1.288         $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                765            825            986            620            204
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.362         $1.284         $1.136             --
  Accumulation Unit Value at end of
   period                                 $1.456         $1.587         $1.362         $1.284             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             12             12             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.738             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.794             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise Hartford Life Insurance Company Separate Account Two (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Two as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)       ALLIANCEBERNSTEIN
                                       VP CAPITAL             INTERNATIONAL
                                   APPRECIATION FUND            VALUE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                             457,249                  112,580
                                      ============             ============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                          $4,251,940               $2,577,998
                                      ============             ============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                          $7,306,840               $2,800,980
 Due from Hartford Life
  Insurance Company                         23,258                       --
 Receivable from fund shares
  sold                                          --                   34,528
 Other assets                                   --                       --
                                      ------------             ------------
 Total Assets                            7,330,098                2,835,508
                                      ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                   34,528
 Payable for fund shares
  purchased                                 23,258                       --
 Other liabilities                              --                       --
                                      ------------             ------------
 Total Liabilities                          23,258                   34,528
                                      ------------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $7,306,840               $2,800,980
                                      ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL                                              ALLIANCEBERNSTEIN
                                    APPRECIATION       AIM V.I. CORE      AIM V.I. HIGH             VP GLOBAL
                                        FUND            EQUITY FUND         YIELD FUND            BOND PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                  --                 --                      --
   Class IB                                   --                  --                 --                      --
   Other class                           204,356             378,487            624,145                 192,133
                                    ============       =============       ============            ============
  Cost:
   Class IA                                   --                  --                 --                      --
   Class IB                                   --                  --                 --                      --
   Other class                        $5,571,943          $9,495,177         $5,204,214              $2,410,937
                                    ============       =============       ============            ============
  Market Value:
   Class IA                                   --                  --                 --                      --
   Class IB                                   --                  --                 --                      --
   Other class                        $6,001,924         $11,018,090         $3,582,594              $2,353,627
 Due from Hartford Life
  Insurance Company                           --                  --                 --                      --
 Receivable from fund shares
  sold                                       766               7,848                462                     902
 Other assets                                  1                  --                  1                      --
                                    ------------       -------------       ------------            ------------
 Total Assets                          6,002,691          11,025,938          3,583,057               2,354,529
                                    ------------       -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          766               7,848                462                     902
 Payable for fund shares
  purchased                                   --                  --                 --                      --
 Other liabilities                            --                  55                 --                      --
                                    ------------       -------------       ------------            ------------
 Total Liabilities                           766               7,903                462                     902
                                    ------------       -------------       ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,001,925         $11,018,035         $3,582,595              $2,353,627
                                    ============       =============       ============            ============

                                 ALLIANCEBERNSTEIN
                                   VP GROWTH AND          AMERICAN FUNDS          BB&T MID CAP
                                  INCOME PORTFOLIO         GROWTH FUND             GROWTH VIF
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                       --
   Class IB                                   --                    --                       --
   Other class                           157,096                 5,025                1,179,578
                                    ============            ==========            =============
  Cost:
   Class IA                                   --                    --                       --
   Class IB                                   --                    --                       --
   Other class                        $4,470,529              $325,689              $13,323,285
                                    ============            ==========            =============
  Market Value:
   Class IA                                   --                    --                       --
   Class IB                                   --                    --                       --
   Other class                        $4,170,916              $335,249              $21,574,481
 Due from Hartford Life
  Insurance Company                          219                   328                   67,494
 Receivable from fund shares
  sold                                        --                    --                       --
 Other assets                                  1                    --                       --
                                    ------------            ----------            -------------
 Total Assets                          4,171,136               335,577               21,641,975
                                    ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                       --
 Payable for fund shares
  purchased                                  219                   328                   67,494
 Other liabilities                            --                    --                        1
                                    ------------            ----------            -------------
 Total Liabilities                           219                   328                   67,495
                                    ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,170,917              $335,249              $21,574,480
                                    ============            ==========            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                BB&T CAPITAL
                                   MANAGER           BB&T LARGE
                                 EQUITY VIF            CAP VIF
                                 SUB-ACCOUNT       SUB-ACCOUNT (A)
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                  --
   Class IB                                --                  --
   Other class                        968,889           5,397,945
                                =============       =============
  Cost:
   Class IA                                --                  --
   Class IB                                --                  --
   Other class                     $8,814,488         $66,264,896
                                =============       =============
  Market Value:
   Class IA                                --                  --
   Class IB                                --                  --
   Other class                    $10,008,626         $74,005,825
 Due from Hartford Life
  Insurance Company                        --               9,325
 Receivable from fund shares
  sold                                  7,231                  --
 Other assets                               1                   9
                                -------------       -------------
 Total Assets                      10,015,858          74,015,159
                                -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     7,231                  --
 Payable for fund shares
  purchased                                --               9,325
 Other liabilities                         --                  --
                                -------------       -------------
 Total Liabilities                      7,231               9,325
                                -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $10,008,627         $74,005,834
                                =============       =============

(a) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               BB&T SPECIAL                                  CALVERT                 COLUMBIA
                               OPPORTUNITIES        BB&T TOTAL           SOCIAL BALANCED         ASSET ALLOCATION
                                EQUITY VIF       RETURN BOND VIF            PORTFOLIO                FUND VS
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                 --                      --                      --
   Class IB                               --                 --                      --                      --
   Other class                       691,289            274,392               1,473,598                 583,935
                               =============       ============            ============            ============
  Cost:
   Class IA                               --                 --                      --                      --
   Class IB                               --                 --                      --                      --
   Other class                    $8,388,195         $2,735,914              $2,384,848              $9,408,150
                               =============       ============            ============            ============
  Market Value:
   Class IA                               --                 --                      --                      --
   Class IB                               --                 --                      --                      --
   Other class                   $11,081,357         $2,749,404              $2,826,362              $8,905,263
 Due from Hartford Life
  Insurance Company                       --                 --                     916                      --
 Receivable from fund shares
  sold                                77,351             19,055                      --                   1,336
 Other assets                             --                 30                      --                      --
                               -------------       ------------            ------------            ------------
 Total Assets                     11,158,708          2,768,489               2,827,278               8,906,599
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   77,351             19,055                      --                   1,336
 Payable for fund shares
  purchased                               --                 --                     916                      --
 Other liabilities                        --                 --                      --                      19
                               -------------       ------------            ------------            ------------
 Total Liabilities                    77,351             19,055                     916                   1,355
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $11,081,357         $2,749,434              $2,826,362              $8,905,244
                               =============       ============            ============            ============

                                   COLUMBIA SMALL              COLUMBIA
                                   COMPANY GROWTH           LARGE CAP VALUE           EVERGREEN VA
                                       FUND VS                  FUND VS              BALANCED FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                          1,103,076                1,572,723                 402,989
                                    =============            =============            ============
  Cost:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $14,839,871              $28,980,953              $5,775,110
                                    =============            =============            ============
  Market Value:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $15,994,944              $29,174,216              $6,242,308
 Due from Hartford Life
  Insurance Company                            --                       --                      --
 Receivable from fund shares
  sold                                      2,287                   71,215                  16,511
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          15,997,231               29,245,431               6,258,819
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,287                   71,215                  16,511
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             74                      105                      --
                                    -------------            -------------            ------------
 Total Liabilities                          2,361                   71,320                  16,511
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $15,994,870              $29,174,111              $6,242,308
                                    =============            =============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        EVERGREEN VA
                                     EVERGREEN VA       INTERNATIONAL
                                     GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                  --
   Class IB                                    --                  --
   Other class                            647,818           1,746,096
                                     ============       =============
  Cost:
   Class IA                                    --                  --
   Class IB                                    --                  --
   Other class                         $8,047,565         $20,643,027
                                     ============       =============
  Market Value:
   Class IA                                    --                  --
   Class IB                                    --                  --
   Other class                         $9,082,411         $29,404,263
 Due from Hartford Life
  Insurance Company                            --                  --
 Receivable from fund shares
  sold                                        378              25,732
 Other assets                                   2                  --
                                     ------------       -------------
 Total Assets                           9,082,791          29,429,995
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           378              25,732
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                   4
                                     ------------       -------------
 Total Liabilities                            378              25,736
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $9,082,413         $29,404,259
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA            EVERGREEN VA           EVERGREEN VA
                                    EVERGREEN VA           SPECIAL VALUES           HIGH INCOME             FUNDAMENTAL
                                     OMEGA FUND                 FUND                    FUND              LARGE CAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                    --                       --
   Class IB                                   --                       --                    --                       --
   Other class                           352,560                1,560,639                20,009                  662,891
                                    ============            =============            ==========            =============
  Cost:
   Class IA                                   --                       --                    --                       --
   Class IB                                   --                       --                    --                       --
   Other class                        $6,904,184              $23,198,078              $202,421              $10,083,247
                                    ============            =============            ==========            =============
  Market Value:
   Class IA                                   --                       --                    --                       --
   Class IB                                   --                       --                    --                       --
   Other class                        $6,987,745              $21,209,078              $197,692              $12,813,694
 Due from Hartford Life
  Insurance Company                           --                       --                    --                       --
 Receivable from fund shares
  sold                                       329                   34,828                    40                      298
 Other assets                                 --                        3                    --                       71
                                    ------------            -------------            ----------            -------------
 Total Assets                          6,988,074               21,243,909               197,732               12,814,063
                                    ------------            -------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          329                   34,828                    40                      298
 Payable for fund shares
  purchased                                   --                       --                    --                       --
 Other liabilities                            --                       --                    --                       --
                                    ------------            -------------            ----------            -------------
 Total Liabilities                           329                   34,828                    40                      298
                                    ------------            -------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,987,745              $21,209,081              $197,692              $12,813,765
                                    ============            =============            ==========            =============


                                  FIDELITY(R) VIP      FIDELITY(R) VIP  FIDELITY(R) VIP
                                 ASSET MANAGER(TM)         GROWTH        CONTRAFUND(R)
                                    SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                   --               --
   Class IB                                   --                   --               --
   Other class                           236,512              340,140          906,362
                                    ============        =============    =============
  Cost:
   Class IA                                   --                   --               --
   Class IB                                   --                   --               --
   Other class                        $3,764,984          $10,522,924      $17,288,884
                                    ============        =============    =============
  Market Value:
   Class IA                                   --                   --               --
   Class IB                                   --                   --               --
   Other class                        $3,918,999          $15,347,117      $25,287,486
 Due from Hartford Life
  Insurance Company                           --                   --              490
 Receivable from fund shares
  sold                                       117               42,778               --
 Other assets                                 --                   --                1
                                    ------------        -------------    -------------
 Total Assets                          3,919,116           15,389,895       25,287,977
                                    ------------        -------------    -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          117               42,778               --
 Payable for fund shares
  purchased                                   --                   --              490
 Other liabilities                            --                   --               --
                                    ------------        -------------    -------------
 Total Liabilities                           117               42,778              490
                                    ------------        -------------    -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,918,999          $15,347,117      $25,287,487
                                    ============        =============    =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   FIDELITY(R) VIP         FRANKLIN INCOME
                                       OVERSEAS            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            263,357                  75,259
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $5,384,048              $1,282,189
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $6,668,211              $1,302,740
 Due from Hartford Life
  Insurance Company                         1,973                      64
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,670,184               1,302,804
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                 1,973                      64
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          1,973                      64
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,668,211              $1,302,740
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                   HARTFORD       HARTFORD TOTAL   HARTFORD CAPITAL    DIVIDEND AND
                                   ADVISERS        RETURN BOND       APPRECIATION         GROWTH
                                   HLS FUND          HLS FUND          HLS FUND          HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         110,139,602        70,738,442        66,976,504        64,348,144
   Class IB                          14,010,262        22,760,344        10,913,065        16,073,713
   Other class                               --                --                --                --
                               ================  ================  ================  ================
  Cost:
   Class IA                      $1,961,026,867      $792,519,657    $2,449,377,261    $1,076,887,709
   Class IB                         340,694,903       265,041,796       495,535,809       299,088,887
   Other class                               --                --                --                --
                               ================  ================  ================  ================
  Market Value:
   Class IA                      $2,310,145,673      $788,438,719    $3,513,312,478    $1,437,986,879
   Class IB                         296,756,426       252,472,431       567,608,996       358,077,461
   Other class                               --                --                --                --
 Due from Hartford Life
  Insurance Company                          --                --                --                --
 Receivable from fund shares
  sold                                1,912,264           678,082         2,982,389         1,323,491
 Other assets                                --                46                76                --
                               ----------------  ----------------  ----------------  ----------------
 Total Assets                     2,608,814,363     1,041,589,278     4,083,903,939     1,797,387,831
                               ----------------  ----------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   1,912,264           678,082         2,982,389         1,323,491
 Payable for fund shares
  purchased                                  --                --                --                --
 Other liabilities                          131                --                --                32
                               ----------------  ----------------  ----------------  ----------------
 Total Liabilities                    1,912,395           678,082         2,982,389         1,323,523
                               ----------------  ----------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $2,606,901,968    $1,040,911,196    $4,080,921,550    $1,796,064,308
                               ================  ================  ================  ================

                                      HARTFORD
                                     FUNDAMENTAL               HARTFORD             HARTFORD GLOBAL
                                       GROWTH               GLOBAL ADVISERS          COMMUNICATIONS
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             1,547,449                6,350,926                 603,117
   Class IB                               608,239                  934,479                 164,366
   Other class                                 --                       --                      --
                                    =============            =============            ============
  Cost:
   Class IA                           $14,993,005              $73,541,424              $3,614,052
   Class IB                             5,682,651               10,285,039               1,010,813
   Other class                                 --                       --                      --
                                    =============            =============            ============
  Market Value:
   Class IA                           $17,171,941              $86,434,558              $5,875,847
   Class IB                             6,714,690               12,667,669               1,592,821
   Other class                                 --                       --                      --
 Due from Hartford Life
  Insurance Company                            --                       --                      --
 Receivable from fund shares
  sold                                      2,947                  108,283                   4,532
 Other assets                                   1                        4                       1
                                    -------------            -------------            ------------
 Total Assets                          23,889,579               99,210,514               7,473,201
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,947                  108,283                   4,532
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                          2,947                  108,283                   4,532
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $23,886,632              $99,102,231              $7,468,669
                                    =============            =============            ============

(b) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD
                                   GLOBAL FINANCIAL        HARTFORD
                                       SERVICES          GLOBAL HEALTH
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                766,218           5,338,033
   Class IB                                272,671             940,788
   Other class                                  --                  --
                                     =============       =============
  Cost:
   Class IA                             $6,956,620         $72,442,040
   Class IB                              2,399,812          12,861,983
   Other class                                  --                  --
                                     =============       =============
  Market Value:
   Class IA                             $7,409,511         $82,166,807
   Class IB                              2,626,071          14,212,905
   Other class                                  --                  --
 Due from Hartford Life
  Insurance Company                             --                  --
 Receivable from fund shares
  sold                                      18,049              39,252
 Other assets                                   --                   4
                                     -------------       -------------
 Total Assets                           10,053,631          96,418,968
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         18,049              39,252
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                              --                  --
                                     -------------       -------------
 Total Liabilities                          18,049              39,252
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $10,035,582         $96,379,716
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                       HARTFORD                 HARTFORD           DISCIPLINED
                                    GLOBAL GROWTH           GLOBAL TECHNOLOGY         EQUITY          HARTFORD GROWTH
                                       HLS FUND                 HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (C)             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              9,945,734                3,087,845           12,878,484            6,816,897
   Class IB                              2,644,573                  707,898            3,949,114            2,229,248
   Other class                                  --                       --                   --                   --
                                    ==============            =============       ==============       ==============
  Cost:
   Class IA                           $169,285,190              $25,717,947         $153,562,509          $73,939,565
   Class IB                             43,416,962                3,941,787           43,823,029           23,576,319
   Other class                                  --                       --                   --                   --
                                    ==============            =============       ==============       ==============
  Market Value:
   Class IA                           $222,977,914              $21,256,647         $193,821,501          $91,300,129
   Class IB                             58,881,709                4,802,258           59,109,996           29,392,278
   Other class                                  --                       --                   --                   --
 Due from Hartford Life
  Insurance Company                             --                       --                   --                   --
 Receivable from fund shares
  sold                                     202,309                   31,218               31,190               80,115
 Other assets                                   13                       --                    4                   --
                                    --------------            -------------       --------------       --------------
 Total Assets                          282,061,945               26,090,123          252,962,691          120,772,522
                                    --------------            -------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        202,309                   31,218               31,190               80,115
 Payable for fund shares
  purchased                                     --                       --                   --                   --
 Other liabilities                              --                        9                   --                    2
                                    --------------            -------------       --------------       --------------
 Total Liabilities                         202,309                   31,227               31,190               80,117
                                    --------------            -------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $281,859,636              $26,058,896         $252,931,501         $120,692,405
                                    ==============            =============       ==============       ==============


                                   HARTFORD GROWTH
                                    OPPORTUNITIES             HARTFORD HIGH        HARTFORD INDEX
                                       HLS FUND               YIELD HLS FUND          HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              5,915,908                14,888,903           11,728,842
   Class IB                              1,439,236                 5,394,569            1,164,506
   Other class                                  --                        --                   --
                                    ==============            ==============       ==============
  Cost:
   Class IA                           $156,654,114              $143,851,632         $226,005,066
   Class IB                             38,315,085                50,747,292           34,572,132
   Other class                                  --                        --                   --
                                    ==============            ==============       ==============
  Market Value:
   Class IA                           $193,769,042              $131,992,161         $369,928,582
   Class IB                             46,631,663                47,390,750           36,562,872
   Other class                                  --                        --                   --
 Due from Hartford Life
  Insurance Company                             --                        --                   --
 Receivable from fund shares
  sold                                      19,621                   133,431              358,939
 Other assets                                   21                        11                   --
                                    --------------            --------------       --------------
 Total Assets                          240,420,347               179,516,353          406,850,393
                                    --------------            --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         19,621                   133,431              358,939
 Payable for fund shares
  purchased                                     --                        --                   --
 Other liabilities                              --                        --                   19
                                    --------------            --------------       --------------
 Total Liabilities                          19,621                   133,431              358,958
                                    --------------            --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $240,400,726              $179,382,922         $406,491,435
                                    ==============            ==============       ==============

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     INTERNATIONAL             INTERNATIONAL
                                         GROWTH                SMALL COMPANY
                                        HLS FUND                  HLS FUND
                                    SUB-ACCOUNT (D)             SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              15,035,907                 5,636,478
   Class IB                               3,839,103                 1,227,607
   Other class                                   --                        --
                                     ==============            ==============
  Cost:
   Class IA                            $180,169,799               $78,547,661
   Class IB                              44,577,031                17,248,344
   Other class                                   --                        --
                                     ==============            ==============
  Market Value:
   Class IA                            $217,544,138               $84,949,292
   Class IB                              55,148,222                18,331,903
   Other class                                   --                        --
 Due from Hartford Life
  Insurance Company                              --                        --
 Receivable from fund shares
  sold                                      135,169                   202,579
 Other assets                                    --                         4
                                     --------------            --------------
 Total Assets                           272,827,529               103,483,778
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         135,169                   202,579
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               20                        --
                                     --------------            --------------
 Total Liabilities                          135,189                   202,579
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $272,692,340              $103,281,199
                                     ==============            ==============

(d) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD
                               INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD
                               OPPORTUNITIES      MID CAP      MIDCAP VALUE    MONEY MARKET
                                  HLS FUND       HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        30,517,153     14,392,919      17,981,692     306,455,442
   Class IB                         5,745,569        624,081       5,129,086      89,470,764
   Other class                             --             --              --              --
                               ==============  =============  ==============  ==============
  Cost:
   Class IA                      $357,655,230   $253,989,678    $191,226,801    $306,455,442
   Class IB                        70,245,751     15,273,233      54,018,133      89,470,764
   Other class                             --             --              --              --
                               ==============  =============  ==============  ==============
  Market Value:
   Class IA                      $476,692,890   $379,141,863    $221,882,373    $306,455,442
   Class IB                        90,662,069     16,275,480      63,070,169      89,470,764
   Other class                             --             --              --              --
 Due from Hartford Life
  Insurance Company                        --             --              --              --
 Receivable from fund shares
  sold                                317,258        414,015         202,672       1,137,548
 Other assets                              --             29              34             281
                               --------------  -------------  --------------  --------------
 Total Assets                     567,672,217    395,831,387     285,155,248     397,064,035
                               --------------  -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   317,258        414,015         202,672       1,137,548
 Payable for fund shares
  purchased                                --             --              --              --
 Other liabilities                        161             --              --              --
                               --------------  -------------  --------------  --------------
 Total Liabilities                    317,419        414,015         202,672       1,137,548
                               --------------  -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $567,354,798   $395,417,372    $284,952,576    $395,926,487
                               ==============  =============  ==============  ==============

                                  HARTFORD                                  HARTFORD
                                  MORTGAGE             HARTFORD             SMALLCAP
                                 SECURITIES         SMALL COMPANY            GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        12,946,928           11,843,000            6,330,758
   Class IB                         2,433,879            2,913,127            1,995,781
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Cost:
   Class IA                      $142,779,801         $156,475,250         $108,282,591
   Class IB                        28,381,243           44,402,058           34,060,302
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Market Value:
   Class IA                      $136,842,974         $220,483,238         $118,431,390
   Class IB                        25,556,151           53,030,643           37,243,666
   Other class                             --                   --                   --
 Due from Hartford Life
  Insurance Company                        --                   --                   --
 Receivable from fund shares
  sold                                 45,969              123,810               65,082
 Other assets                               6                   --                    8
                               --------------       --------------       --------------
 Total Assets                     162,445,100          273,637,691          155,740,146
                               --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    45,969              123,810               65,082
 Payable for fund shares
  purchased                                --                   --                   --
 Other liabilities                         --                   21                   --
                               --------------       --------------       --------------
 Total Liabilities                     45,969              123,831               65,082
                               --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $162,399,131         $273,513,860         $155,675,064
                               ==============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  HARTFORD U.S.
                                                    GOVERNMENT
                                 HARTFORD STOCK     SECURITIES
                                    HLS FUND         HLS FUND
                                  SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                           27,526,839      15,977,381
   Class IB                            3,214,285       5,996,928
   Other class                                --              --
                                ================  ==============
  Cost:
   Class IA                         $924,521,426    $177,429,716
   Class IB                          163,766,751      67,152,196
   Other class                                --              --
                                ================  ==============
  Market Value:
   Class IA                       $1,296,862,719    $178,158,988
   Class IB                          151,067,582      66,541,911
   Other class                                --              --
 Due from Hartford Life
  Insurance Company                           --          23,451
 Receivable from fund shares
  sold                                 1,185,272              --
 Other assets                                 --              --
                                ----------------  --------------
 Total Assets                      1,449,115,573     244,724,350
                                ----------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    1,185,273              --
 Payable for fund shares
  purchased                                   --          23,451
 Other liabilities                            15              46
                                ----------------  --------------
 Total Liabilities                     1,185,288          23,497
                                ----------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,447,930,285    $244,700,853
                                ================  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD VALUE     HARTFORD          HUNTINGTON VA
                               HARTFORD VALUE  OPPORTUNITIES   EQUITY INCOME        INCOME EQUITY
                                  HLS FUND        HLS FUND        HLS FUND              FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         7,756,982       5,944,904       6,061,440                  --
   Class IB                         2,207,730       1,415,138       1,028,304                  --
   Other class                             --              --              --           2,019,012
                               ==============  ==============  ==============       =============
  Cost:
   Class IA                       $77,172,641     $97,138,805     $73,794,071                  --
   Class IB                        20,224,930      22,666,034      12,155,529                  --
   Other class                             --              --              --         $19,903,274
                               ==============  ==============  ==============       =============
  Market Value:
   Class IA                       $99,542,316     $91,683,497     $86,678,166                  --
   Class IB                        28,275,667      21,715,430      14,703,328                  --
   Other class                             --              --              --         $24,450,238
 Due from Hartford Life
  Insurance Company                    26,044          36,027              --                  --
 Receivable from fund shares
  sold                                     --              --          72,591              12,272
 Other assets                               6               5               2                   2
                               --------------  --------------  --------------       -------------
 Total Assets                     127,844,033     113,434,959     101,454,087          24,462,512
                               --------------  --------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --              --          72,591              12,272
 Payable for fund shares
  purchased                            26,044          36,027              --                  --
 Other liabilities                         --              --              --                  --
                               --------------  --------------  --------------       -------------
 Total Liabilities                     26,044          36,027          72,591              12,272
                               --------------  --------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $127,817,989    $113,398,932    $101,381,496         $24,450,240
                               ==============  ==============  ==============       =============

                                    HUNTINGTON VA                                     HUNTINGTON VA
                                      DIVIDEND               HUNTINGTON VA              MID CORP
                                    CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                          2,260,349                1,325,594                  883,866
                                    =============            =============            =============
  Cost:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                        $25,160,251              $10,770,161              $10,366,425
                                    =============            =============            =============
  Market Value:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                        $26,604,312              $14,395,954              $16,448,756
 Due from Hartford Life
  Insurance Company                            --                       --                       --
 Receivable from fund shares
  sold                                     26,437                   20,015                   12,854
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          26,630,749               14,415,969               16,461,610
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        26,437                   20,015                   12,854
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                         26,437                   20,015                   12,854
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $26,604,312              $14,395,954              $16,448,756
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                     NEW ECONOMY               ROTATING
                                         FUND                MARKETS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            336,442                 375,366
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $4,079,151              $3,882,963
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $6,543,799              $5,649,254
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                      3,717                     327
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,547,516               5,649,581
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         3,717                     327
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total Liabilities                          3,718                     327
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,543,798              $5,649,254
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                   HUNTINGTON VA           HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE              SITUS SMALL
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND             CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                           165,186                 271,309                  98,688                 226,934
                                    ============            ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $2,527,339              $2,914,145              $1,087,988              $2,888,297
                                    ============            ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $2,951,872              $2,751,073              $1,117,145              $3,438,049
 Due from Hartford Life
  Insurance Company                           --                      --                      --                      --
 Receivable from fund shares
  sold                                     2,119                  20,613                     866                  21,963
 Other assets                                 --                       1                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Assets                          2,953,991               2,771,687               1,118,011               3,460,012
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,119                  20,613                     866                  21,963
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                         2,119                  20,613                     866                  21,963
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,951,872              $2,751,074              $1,117,145              $3,438,049
                                    ============            ============            ============            ============

                                                          BLACKROCK
                                    BLACKROCK             LARGE CAP           VAN KAMPEN UIF
                                  GLOBAL GROWTH             GROWTH           U.S REAL ESTATE
                                    V.I. FUND             V. I. FUND            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                           9,413                 9,759                23,367
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $104,826               $96,016              $610,167
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $169,630              $124,036              $509,875
 Due from Hartford Life
  Insurance Company                         --                    --                   226
 Receivable from fund shares
  sold                                      21                    15                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          169,651               124,051               510,101
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         21                    15                    --
 Payable for fund shares
  purchased                                 --                    --                   226
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          21                    15                   226
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $169,630              $124,036              $509,875
                                    ==========            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     EQUITY AND             MID CAP
                                       INCOME                GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                           35,580                31,533
                                     ==========            ==========
  Cost:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $519,288              $410,067
                                     ==========            ==========
  Market Value:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $524,454              $457,234
 Due from Hartford Life
  Insurance Company                         253                    --
 Receivable from fund shares
  sold                                       --                   239
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           524,707               457,473
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   239
 Payable for fund shares
  purchased                                 253                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                          253                   239
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $524,454              $457,234
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             MTB MANAGED            MTB MANAGED
                                                                              ALLOCATION            ALLOCATION
                                                                               FUND --                FUND --
                               MTB LARGE CAP         MTB LARGE CAP             MODERATE             AGGRESSIVE
                               GROWTH FUND II        VALUE FUND II            GROWTH II              GROWTH II
                                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                       71,712                77,682                 400,061                  899
                                 ==========            ==========            ============            =========
  Cost:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                     $715,893              $831,940              $4,256,518               $9,580
                                 ==========            ==========            ============            =========
  Market Value:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                     $794,563              $899,560              $4,324,657              $10,747
 Due from Hartford Life
  Insurance Company                     133                    --                      --                   --
 Receivable from fund
  shares sold                            --                 3,545                   6,652                   --
 Other assets                            --                    --                      --                   --
                                 ----------            ----------            ------------            ---------
 Total Assets                       794,696               903,105               4,331,309               10,747
                                 ----------            ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                 3,545                   6,652                   --
 Payable for fund shares
  purchased                             133                    --                      --                   --
 Other liabilities                       --                    --                      --                   --
                                 ----------            ----------            ------------            ---------
 Total Liabilities                      133                 3,545                   6,652                   --
                                 ----------            ----------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $794,563              $899,560              $4,324,657              $10,747
                                 ==========            ==========            ============            =========


                               COLUMBIA MARSICO
                                 INTERNATIONAL                                   COLUMBIA MARSICO
                                 OPPORTUNITIES            COLUMBIA HIGH          FOCUSED EQUITIES
                                    FUND VS               YIELD FUND VS               FUND VS
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                       1,844,296                1,894,973                3,220,668
                                 =============            =============            =============
  Cost:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                     $23,689,867              $18,242,437              $40,967,357
                                 =============            =============            =============
  Market Value:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                     $46,531,597              $21,110,002              $73,656,682
 Due from Hartford Life
  Insurance Company                         --                       --                       --
 Receivable from fund
  shares sold                            6,244                    3,894                   80,050
 Other assets                                2                       --                       --
                                 -------------            -------------            -------------
 Total Assets                       46,537,843               21,113,896               73,736,732
                                 -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      6,244                    3,894                   80,050
 Payable for fund shares
  purchased                                 --                       --                       --
 Other liabilities                          --                       --                       13
                                 -------------            -------------            -------------
 Total Liabilities                       6,244                    3,894                   80,063
                                 -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $46,531,599              $21,110,002              $73,656,669
                                 =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                            COLUMBIA MARSICO
                                   COLUMBIA MARSICO           21ST CENTURY
                                    GROWTH FUND VS               FUND VS
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                           2,240,935                1,020,650
                                     =============            =============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $28,386,079              $10,070,197
                                     =============            =============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $49,928,038              $14,942,309
 Due from Hartford Life
  Insurance Company                             --                      248
 Receivable from fund shares
  sold                                       7,524                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           49,935,562               14,942,557
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          7,524                       --
 Payable for fund shares
  purchased                                     --                      248
 Other liabilities                               5                        2
                                     -------------            -------------
 Total Liabilities                           7,529                      250
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $49,928,033              $14,942,307
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO          OPPENHEIMER
                                    MIDCAP GROWTH        GLOBAL SECURITIES        PUTNAM SMALL           PIMCO VIT
                                       FUND VS                  FUND               CAP VALUE            REAL RETURN
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --                17,059                    --
   Other class                          2,714,343                23,026                    --                55,929
                                    =============            ==========            ==========            ==========
  Cost:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --              $391,782                    --
   Other class                        $18,814,999              $800,707                    --              $675,035
                                    =============            ==========            ==========            ==========
  Market Value:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --              $319,847                    --
   Other class                        $23,587,643              $835,135                    --              $703,022
 Due from Hartford Life
  Insurance Company                            --                    85                    --                    --
 Receivable from fund shares
  sold                                      6,155                    --                   113                 1,743
 Other assets                                  --                    --                    --                    17
                                    -------------            ----------            ----------            ----------
 Total Assets                          23,593,798               835,220               319,960               704,782
                                    -------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         6,155                    --                   113                 1,743
 Payable for fund shares
  purchased                                    --                    85                    --                    --
 Other liabilities                              4                    --                    --                    --
                                    -------------            ----------            ----------            ----------
 Total Liabilities                          6,159                    85                   113                 1,743
                                    -------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $23,587,639              $835,135              $319,847              $703,039
                                    =============            ==========            ==========            ==========

                                                            PIONEER VCT OAK        PIONEER MID CAP
                                    PIONEER FUND            RIDGE LARGE CAP           VALUE VCT
                                    VCT PORTFOLIO          GROWTH PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT (E)            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                          2,924,491                  935,148                13,627
                                    =============            =============            ==========
  Cost:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $67,721,844              $10,970,644              $278,911
                                    =============            =============            ==========
  Market Value:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $75,042,631              $12,194,513              $260,680
 Due from Hartford Life
  Insurance Company                            --                       --                    --
 Receivable from fund shares
  sold                                     55,293                    8,331                   192
 Other assets                                  --                       --                    --
                                    -------------            -------------            ----------
 Total Assets                          75,097,924               12,202,844               260,872
                                    -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        55,293                    8,331                   192
 Payable for fund shares
  purchased                                    --                       --                    --
 Other liabilities                            160                      175                    --
                                    -------------            -------------            ----------
 Total Liabilities                         55,453                    8,506                   192
                                    -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $75,042,471              $12,194,338              $260,680
                                    =============            =============            ==========

(e) Effective November 9, 2007, Pioneer VCT Value Portfolio merged with Pioneer Fund VCT Portfolio.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   JENNISON 20/20            JENNISON
                                  FOCUS PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                           48,630                  61,904
                                     ==========            ============
  Cost:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $614,519              $1,410,275
                                     ==========            ============
  Market Value:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $767,381              $1,434,327
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       31                     155
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           767,412               1,434,482
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          31                     155
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           31                     155
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $767,381              $1,434,327
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      WESTERN ASSET
                                                      PRUDENTIAL SERIES            ROYCE               GOVERNMENT
                                    PRUDENTIAL          INTERNATIONAL            SMALL-CAP            MONEY MARKET
                                 VALUE PORTFOLIO            GROWTH               PORTFOLIO                FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (F)          SUB-ACCOUNT          SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                      --                   --
   Class IB                                 --                    --                      --                   --
   Other class                          41,891                47,815                  94,927               18,187
                                    ==========            ==========            ============            =========
  Cost:
   Class IA                                 --                    --                      --                   --
   Class IB                                 --                    --                      --                   --
   Other class                        $876,437              $329,128              $1,002,556              $18,187
                                    ==========            ==========            ============            =========
  Market Value:
   Class IA                                 --                    --                      --                   --
   Class IB                                 --                    --                      --                   --
   Other class                        $984,864              $399,732                $945,471              $18,187
 Due from Hartford Life
  Insurance Company                         --                    --                  36,360                   --
 Receivable from fund shares
  sold                                      41                    17                      --                    9
 Other assets                               --                    --                      --                   --
                                    ----------            ----------            ------------            ---------
 Total Assets                          984,905               399,749                 981,831               18,196
                                    ----------            ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         41                    17                      --                    9
 Payable for fund shares
  purchased                                 --                    --                  36,360                   --
 Other liabilities                          --                    --                      --                   --
                                    ----------            ----------            ------------            ---------
 Total Liabilities                          41                    17                  36,360                    9
                                    ----------            ----------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $984,864              $399,732                $945,471              $18,187
                                    ==========            ==========            ============            =========

                                    LEGG MASON
                                     PARTNERS           WESTERN ASSET        UBS SERIES TRUST --
                                   APPRECIATION          MONEY MARKET          U.S. ALLOCATION
                                       FUND                  FUND                 PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (H)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                          10,384               231,998                  882,609
                                    ==========            ==========            =============
  Cost:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                         $67,119              $231,998              $14,014,197
                                    ==========            ==========            =============
  Market Value:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                        $158,248              $231,998              $13,503,922
 Due from Hartford Life
  Insurance Company                         --                    --                      288
 Receivable from fund shares
  sold                                      36                    27                       --
 Other assets                               --                    --                        1
                                    ----------            ----------            -------------
 Total Assets                          158,284               232,025               13,504,211
                                    ----------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         36                    27                       --
 Payable for fund shares
  purchased                                 --                    --                      288
 Other liabilities                          --                    --                       --
                                    ----------            ----------            -------------
 Total Liabilities                          36                    27                      288
                                    ----------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $158,248              $231,998              $13,503,923
                                    ==========            ==========            =============

(f) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(g)  Formerly Smith Barney Government Fund. Change effective April 13, 2007.

(h) Formerly Smith Barney Cash Portfolio. Change effective April 13, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   VICTORY VARIABLE
                                      INSURANCE
                                     DIVERSIFIED
                                      STOCK FUND              COMSTOCK
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                            164,609                13,762
                                     ============            ==========
  Cost:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $1,599,272              $194,757
                                     ============            ==========
  Market Value:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $2,171,187              $189,917
 Due from Hartford Life
  Insurance Company                            --                    31
 Receivable from fund shares
  sold                                         75                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           2,171,262               189,948
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            75                    --
 Payable for fund shares
  purchased                                    --                    31
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                             75                    31
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,171,187              $189,917
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                 ASSET ALLOCATION        TOTAL RETURN         EQUITY INCOME         INTERNATIONAL
                                       FUND               BOND FUND                FUND               CORE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                          24,962                11,915                 7,254                19,659
                                    ==========            ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                        $309,800              $119,248              $113,680              $172,244
                                    ==========            ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                        $365,441              $118,439              $135,944              $203,666
 Due from Hartford Life
  Insurance Company                         --                     2                    --                    --
 Receivable from fund shares
  sold                                      17                    --                     5                     9
 Other assets                               --                     1                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Assets                          365,458               118,442               135,949               203,675
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         17                    --                     5                     9
 Payable for fund shares
  purchased                                 --                     2                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Liabilities                          17                     2                     5                     9
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $365,441              $118,440              $135,944              $203,666
                                    ==========            ==========            ==========            ==========

                                   WELLS FARGO           WELLS FARGO          STI CLASSIC VT
                                   ADVANTAGE VT         ADVANTAGE VT            LARGE CAP
                                  LARGE COMPANY           SMALL CAP               GROWTH
                                   GROWTH FUND           GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                   --                      --
   Class IB                                 --                   --                      --
   Other class                          18,199                5,087                 198,283
                                    ==========            =========            ============
  Cost:
   Class IA                                 --                   --                      --
   Class IB                                 --                   --                      --
   Other class                        $149,740              $42,515              $2,992,356
                                    ==========            =========            ============
  Market Value:
   Class IA                                 --                   --                      --
   Class IB                                 --                   --                      --
   Other class                        $187,816              $49,295              $3,622,625
 Due from Hartford Life
  Insurance Company                         --                   --                      --
 Receivable from fund shares
  sold                                       7                    2                     541
 Other assets                               --                   --                      --
                                    ----------            ---------            ------------
 Total Assets                          187,823               49,297               3,623,166
                                    ----------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          7                    2                     541
 Payable for fund shares
  purchased                                 --                   --                      --
 Other liabilities                          --                   --                      --
                                    ----------            ---------            ------------
 Total Liabilities                           7                    2                     541
                                    ----------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $187,816              $49,295              $3,622,625
                                    ==========            =========            ============

(i) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    STI CLASSIC VT           STI CLASSIC VT           STI CLASSIC VT
                                    LARGE CAP CORE            MID-CAP CORE           LARGE CAP VALUE
                                     EQUITY FUND              EQUITY FUND              EQUITY FUND
                                   SUB-ACCOUNT (J)          SUB-ACCOUNT (K)            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                            187,838                  125,414                   78,495
                                     ============             ============             ============
  Cost:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other classs                        $1,905,278               $1,352,672                 $900,585
                                     ============             ============             ============
  Market Value:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                         $2,314,159               $1,526,288               $1,412,132
 Due from Hartford Life
  Insurance Company                         4,662                       --                      192
 Receivable from fund shares
  sold                                         --                    5,293                       --
 Other assets                                  --                       --                       --
                                     ------------             ------------             ------------
 Total Assets                           2,318,821                1,531,581                1,412,324
                                     ------------             ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    5,293                       --
 Payable for fund shares
  purchased                                 4,662                       --                      192
 Other liabilities                             --                       --                       --
                                     ------------             ------------             ------------
 Total Liabilities                          4,662                    5,293                      192
                                     ------------             ------------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,314,159               $1,526,288               $1,412,132
                                     ============             ============             ============

(j) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(k) Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital      3,120,546          $2.316254        to         $22.299597             $7,299,701
 Appreciation Fund --
 Class I
AllianceBernstein                     228,246          12.271749        to          12.271749              2,800,980
 International Value Fund --
 Class B
AIM V.I. Capital Appreciation       4,985,345           1.047065        to           1.209791              5,993,650
 Fund -- Class S1
AIM V.I. Core Equity Fund --       10,067,519           0.959108        to           1.099532             11,018,035
 Class S1
AIM V.I. High Yield Fund --         3,376,799           1.012460        to           1.301215              3,582,595
 Class S1
AllianceBernstein VP Global         1,798,074           1.236753        to           1.336402              2,353,627
 Bond Portfolio -- Class B
AllianceBernstein VP Growth         2,848,213           1.256431        to           1.483926              4,133,436
 and Income Portfolio --
 Class B
American Funds Growth Fund --          28,829          11.628755        to          11.628755                335,249
 Class 2
BB & T Mid Cap Growth VIF          10,652,753           1.940942        to           2.247411             21,549,201
BB & T Capital Manager Equity       8,380,096           1.129874        to           1.651028             10,008,627
 VIF
BB & T Large Cap VIF               43,827,170           1.589700        to           1.713950             73,982,733
BB & T Special Opportunities        6,362,669           1.694734        to           1.756853             11,081,357
 Equity VIF
BB & T Total Return Bond VIF        2,505,704           1.073588        to           1.103453              2,749,434
Calvert Social Balanced               803,388           3.333187        to           3.723310              2,682,764
 Portfolio -- Class I
Columbia Asset Allocation Fund      7,146,482           1.168851        to           1.258007              8,905,244
 VS -- Class A
Columbia Small Company Growth      11,471,182           1.309405        to           1.429622             15,994,870
 Fund VS -- Class A
Columbia Large Cap Value Fund      20,471,974           1.269992        to           1.462325             29,174,111
 VS -- Class A
Evergreen VA Balanced Fund --       5,741,007           1.009518        to           1.113690              6,152,336
 Class I
Evergreen VA Growth Fund --         6,593,811           1.075782        to           1.585578              9,003,502
 Class I
Evergreen VA International         16,994,656           1.333469        to           2.291471             29,294,409
 Equity Fund -- Class I
Evergreen VA Omega Fund --          8,561,121           0.693326        to           0.947090              6,981,402
 Class I
Evergreen VA Special Values        12,024,728           1.439554        to           1.968555             21,209,081
 Fund -- Class I
Evergreen VA High Income Fund         140,835           1.373591        to           1.407752                197,692
 -- Class I
Evergreen VA Fundamental Large      8,748,259           1.329234        to           1.468101             12,697,754
 Cap Fund -- Class I
Fidelity(R) VIP Asset               1,749,867           2.230902        to          13.182210              3,918,999
 Manager(TM) -- Class INIT
Fidelity(R) VIP Growth --           6,035,416           2.532380        to          14.806476             15,339,885
 Class INIT
Fidelity(R) VIP Contrafund(R)       6,484,553           3.892961        to          17.159115             25,286,818
 -- Class INIT
Fidelity(R) VIP Overseas --         2,701,295           2.459587        to          17.810023              6,668,211
 Class INIT
Franklin Income Securities            112,600          11.569621        to          11.569621              1,302,740
 Fund -- Class 2
Hartford Advisers HLS Fund --     584,279,256           1.209181        to          10.451226          2,290,910,797
 Class IA
Hartford Advisers HLS Fund --     252,940,237           1.095097        to           1.363961            296,636,252
 Class IB
Hartford Total Return Bond HLS    333,021,277           1.427293        to          13.808135            785,270,084
 Fund -- Class IA
Hartford Total Return Bond HLS    174,622,886           1.245464        to           1.529326            252,338,287
 Fund -- Class IB
Hartford Capital Appreciation     401,829,947           2.529804        to          32.434043          3,498,690,337
 HLS Fund -- Class IA
Hartford Capital Appreciation     322,064,892           1.618273        to           2.744097            567,538,333
 HLS Fund -- Class IB
Hartford Dividend and Growth      474,322,850           1.584338        to           4.798244          1,433,555,271
 HLS Fund -- Class IA
Hartford Dividend and Growth      214,530,960           1.369876        to           1.717432            358,005,820
 HLS Fund -- Class IB
Hartford Fundamental Growth        13,090,494           1.244177        to           1.416430             17,171,941
 HLS Fund -- Class IA
Hartford Fundamental Growth         5,322,724           1.226197        to           1.289903              6,714,691
 HLS Fund -- Class IB
Hartford Global Advisers HLS       40,796,686           1.448549        to           2.662095             86,198,021
 Fund -- Class IA
Hartford Global Advisers HLS       10,167,382           1.173585        to           2.195632             12,667,670
 Fund -- Class IB
Hartford Global Communications      3,602,786           1.575196        to           1.756495              5,872,842
 HLS Fund -- Class IA
Hartford Global Communications      1,018,528           1.520618        to           1.599609              1,592,821
 HLS Fund -- Class IB
Hartford Global Financial           5,819,700           1.236390        to           1.329120              7,409,511
 Services HLS Fund -- Class
 IA

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Hartford Global Financial           2,135,600          $1.193507        to          $1.255483             $2,626,071
 Services HLS Fund -- Class IB
Hartford Global Health HLS         36,666,673           2.106797        to           2.438283             82,052,598
 Fund -- Class IA
Hartford Global Health HLS          6,621,590           2.077724        to           2.190081             14,212,907
 Fund -- Class IB
Hartford Global Growth HLS         89,504,708           1.727037        to          14.203088            222,603,308
 Fund -- Class IA
Hartford Global Growth HLS         47,226,565           1.103136        to           2.445701             58,859,679
 Fund -- Class IB
Hartford Global Technology HLS     34,744,985           0.582256        to           0.638298             21,252,075
 Fund -- Class IA
Hartford Global Technology HLS      8,180,102           0.567559        to           0.598258              4,802,257
 Fund -- Class IB
Hartford Disciplined Equity       135,802,157           1.242040        to          12.618494            193,668,444
 HLS Fund -- Class IA
Hartford Disciplined Equity        54,276,166           1.022815        to           1.430014             59,109,993
 HLS Fund -- Class IB
Hartford Growth HLS Fund --        59,673,451           1.455303        to          11.564214             91,095,462
 Class IA
Hartford Growth HLS Fund --        19,941,814           1.436132        to           1.505511             29,392,280
 Class IB
Hartford Growth Opportunities      94,975,069           1.941126        to          20.434681            193,629,370
 HLS Fund -- Class IA
Hartford Growth Opportunities      23,713,722           1.915846        to           2.008348             46,631,664
 HLS Fund -- Class IB
Hartford High Yield HLS Fund       92,822,748           1.343469        to          11.936834            131,774,451
 -- Class IA
Hartford High Yield HLS Fund       36,402,388           1.256502        to           1.353719             47,360,134
 -- Class IB
Hartford Index HLS Fund --         89,796,219           1.143306        to           6.934106            365,011,066
 Class IA
Hartford Index HLS Fund --         34,197,035           0.971269        to           5.256090             36,562,869
 Class IB
Hartford International Growth     108,734,634           1.906481        to           2.156589            217,288,399
 HLS Fund -- Class IA
Hartford International Growth      28,732,523           1.866941        to           1.963910             55,148,220
 HLS Fund -- Class IB
Hartford International Small       34,603,576           2.340657        to           2.637667             84,929,377
 Company HLS Fund --
 Class IA
Hartford International Small        7,792,459           2.283426        to           2.401963             18,331,902
 Company HLS Fund --
 Class IB
Hartford International            174,744,870           1.709290        to           4.047961            474,898,793
 Opportunities HLS Fund --
 Class IA
Hartford International             65,243,571           1.280305        to           1.895013             90,654,476
 Opportunities HLS Fund --
 Class IB
Hartford Mid Cap HLS Fund --       81,514,849           2.990601        to           5.162447            378,244,202
 Class IA
Hartford Mid Cap HLS Fund --        9,046,512           1.728933        to           1.807661             16,275,477
 Class IB
Hartford MidCap Value HLS Fund    126,891,750           1.657809        to           1.887281            221,717,661
 -- Class IA
Hartford MidCap Value HLS Fund     37,443,113           1.633867        to           1.718729             63,042,643
 -- Class IB
Hartford Money Market HLS Fund    167,003,528           1.046923        to           3.939684            305,208,515
 -- Class IA
Hartford Money Market HLS Fund     80,273,078           1.008576        to           1.213722             89,458,521
 -- Class IB
Hartford Mortgage Securities       52,218,114           1.305992        to           4.852531            135,749,868
 HLS Fund -- Class IA
Hartford Mortgage Securities       19,052,534           1.253938        to           2.844490             25,532,584
 HLS Fund -- Class IB
Hartford Small Company HLS         80,514,573           1.759689        to           3.254917            220,082,656
 Fund -- Class IA
Hartford Small Company HLS         43,846,996           0.999547        to           2.025173             53,014,912
 Fund -- Class IB
Hartford SmallCap Growth HLS       86,527,441           1.306253        to          13.540773            118,310,907
 Fund -- Class IA
Hartford SmallCap Growth HLS       28,058,072           1.294836        to           1.357367             37,243,668
 Fund -- Class IB
Hartford Stock HLS Fund --        285,219,375           1.113667        to          23.039297          1,281,447,830
 Class IA
Hartford Stock HLS Fund --        146,371,566           0.956471        to           1.294172            151,050,339
 Class IB
Hartford U.S. Government          155,506,764           1.093719        to           1.225453            177,947,494
 Securities HLS Fund --
 Class IA
Hartford U.S. Government           60,036,065           1.079606        to           1.131750             66,518,999
 Securities HLS Fund --
 Class IB
Hartford Value HLS Fund --         68,244,616           1.377691        to           1.568402             99,268,692
 Class IA
Hartford Value HLS Fund --         20,203,767           1.357794        to           1.428297             28,267,343
 Class IB
Hartford Value Opportunities       60,509,945           1.441482        to          16.773721             91,571,125
 HLS Fund -- Class IA

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities       14,869,281          $1.422501        to          $1.491172            $21,715,430
 HLS Fund -- Class IB
Hartford Equity Income HLS         57,381,116           1.449722        to           1.578542             86,556,944
 Fund -- Class IA
Hartford Equity Income HLS         10,008,655           1.434699        to           1.489076             14,703,329
 Fund -- Class IB
Huntington VA Income Equity        17,365,177           1.316182        to          14.572629             24,450,240
 Fund
Huntington VA Dividend Capture     16,621,094           1.423612        to          14.541414             26,604,312
 Fund
Huntington VA Growth Fund          12,876,977           0.985212        to          14.232030             14,395,954
Huntington VA Mid Corp America      8,371,245           1.716189        to          18.354130             16,448,756
 Fund
Huntington VA New Economy Fund      3,175,980           1.835001        to          19.939233              6,543,798
Huntington VA Rotating Markets      3,156,079           1.565572        to          18.686891              5,649,254
 Fund
Huntington VA International         1,662,061           1.735479        to           1.794137              2,951,872
 Equity Fund
Huntington VA Macro 100 Fund        2,500,771           1.079664        to           1.116207              2,751,074
Huntington VA Mortgage              1,008,815           1.086553        to           1.123329              1,117,145
 Securities Fund
Huntington VA Situs Small Cap       2,341,479           1.438651        to           1.492538              3,438,049
 Fund
BlackRock Global Growth V.I.           99,350           1.558582        to           1.950928                169,630
 Fund -- Class I
BlackRock Large Cap Growth V.         113,176           1.056676        to           1.284329                124,036
 I. Fund -- Class I
Van Kampen UIF U.S Real Estate         49,349          10.332046        to          10.332046                509,875
 Portfolio -- Class II
Equity and Income -- Class II          46,852          11.193797        to          11.193797                524,454
Mid Cap Growth -- Class II             37,983          12.037715        to          12.037715                457,234
MTB Large Cap Growth Fund II          677,154           1.159425        to           1.194606                794,563
MTB Large Cap Value Fund II           685,229           1.296207        to           1.335509                899,560
MTB Managed Allocation Fund --      3,610,420           1.177618        to           1.213306              4,324,657
 Moderate Growth II
MTB Managed Allocation Fund --            840          12.791953        to          12.791953                 10,747
 Aggressive Growth II
Columbia Marsico International     18,409,961           2.044336        to           2.608992             46,524,011
 Opportunities Fund VS --
 Class B
Columbia High Yield Fund VS        13,336,232           1.522332        to           1.614186             21,105,115
Columbia Marsico Focused           36,456,426           1.353123        to           2.054405             73,639,900
 Equities Fund VS -- Class A
Columbia Marsico Growth Fund       26,089,787           1.149384        to           1.977966             49,899,950
 VS -- Class A
Columbia Marsico 21st Century      10,401,010           1.353872        to           2.012350             14,942,307
 Fund VS -- Class A
Columbia Marsico Midcap Growth     21,831,015           1.037212        to           1.105893             23,587,639
 Fund VS -- Class A
Oppenheimer Global Securities          73,637          11.341169        to          11.341169                835,135
 Fund -- Class SRV
Putnam Small Cap Value --              35,097           9.113363        to           9.113363                319,847
 Class IB
PIMCO VIT Real Return -- Class         62,687          11.215001        to          11.215001                703,039
 ADMN
Pioneer Fund VCT Portfolio --      62,238,818           1.185067        to           1.216169             75,042,471
 Class II
Pioneer VCT Oak Ridge Large        10,937,006           1.101525        to           1.129146             12,194,338
 Cap Growth Portfolio --Class
 II
Pioneer Mid Cap Value VCT              23,439          11.121410        to          11.121410                260,680
 Portfolio -- Class II
Jennison 20/20 Focus Portfolio        499,139           1.499281        to           1.549956                767,381
 -- Class II
Jennison Portfolio -- Class II      1,823,921           0.715660        to           1.018607              1,430,290
Prudential Value Portfolio --         699,324           1.373749        to           1.433148                984,864
 Class II
Prudential Series                     287,272           1.371148        to           1.422348                399,732
 International Growth -- Class
 II
Royce Small-Cap Portfolio --           94,510          10.003939        to          10.003939                945,471
 Class INVT
Western Asset Government Money          5,780           3.146351        to           3.146351                 18,187
 Market Fund --
 Class A
Legg Mason Partners                     9,574          16.529297        to          16.529297                158,248
 Appreciation Fund -- Class A
Western Asset Money Market             63,538           3.535811        to           3.658758                231,998
 Fund -- Class A
UBS Series Trust -- U.S.           10,951,416           1.044791        to           1.256438             13,450,796
 Allocation Portfolio -- Class
 I
Victory Variable Insurance            165,995          11.714488        to          13.208522              2,171,187
 Diversified Stock Fund --
 Class A

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Comstock -- Class II                   17,526         $10.835972        to         $10.835972               $189,917
Wells Fargo Advantage VT Asset        265,968           1.358557        to           1.376694                365,441
 Allocation Fund
Wells Fargo Advantage VT Total         96,475           1.205134        to           1.257584                118,440
 Return Bond Fund
Wells Fargo Advantage VT               95,417           1.399752        to           1.441381                135,944
 Equity Income Fund
Wells Fargo Advantage VT              128,596           1.563907        to           1.631868                203,666
 International Core Fund
Wells Fargo Advantage VT Large        166,248           1.100896        to           1.148817                187,816
 Company Growth
 Fund
Wells Fargo Advantage VT Small         31,761           1.531853        to           1.598511                 49,295
 Cap Growth Fund
STI Classic VT Large Cap            1,333,337           1.449150        to          14.684099              3,622,625
 Growth Stock Fund
STI Classic VT Large Cap Core       1,011,638           1.729635        to          17.526270              2,314,159
 Equity Fund
STI Classic VT Mid-Cap Core           533,971           1.821663        to          18.458596              1,526,288
 Equity Fund
STI Classic VT Large Cap Value        626,473           1.797931        to          18.218073              1,412,132
 Equity Fund
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD
 (BY SUB-ACCOUNT):
American Century(R) VP Capital          3,082           2.316254        to           2.316254                  7,139
 Appreciation Fund --
 Class I
AIM V.I. Capital Appreciation           6,840           1.209791        to           1.209791                  8,275
 Fund -- Class S1
AllianceBernstein VP Growth            25,376           1.477036        to           1.477036                 37,481
 and Income Portfolio --Class
 B
BB&T Mid Cap Growth VIF                12,505           2.021556        to           2.021556                 25,279
BB&T Large Cap VIF                     13,542           1.705963        to           1.705963                 23,101
Calvert Social Balanced                43,081           3.333187        to           3.333187                143,598
 Portfolio -- Class I
Evergreen VA Balanced Fund --          80,787           1.113690        to           1.113690                 89,972
 Class I
Evergreen VA Growth Fund --            50,001           1.578175        to           1.578175                 78,911
 Class I
Evergreen VA International             48,163           2.280788        to           2.280788                109,850
 Equity Fund -- Class I
Evergreen VA Omega Fund --              6,728           0.942692        to           0.942692                  6,343
 Class I
Evergreen VA Fundamental Large         79,097           1.462116        to           1.468101                116,011
 Cap Fund -- Class I
Fidelity(R) VIP Growth --               2,856           2.532380        to           2.532380                  7,232
 Class INIT
Fidelity(R) VIP Contrafund(R)             172           3.892961        to           3.892961                    669
 -- Class INIT
Hartford Advisers HLS Fund --       3,098,173           1.257619        to          10.451226             19,234,732
 Class IA
Hartford Advisers HLS Fund --          95,737           1.145189        to           1.363961                120,187
 Class IB
Hartford Total Return Bond HLS        783,022           1.499253        to           7.864372              3,168,670
 Fund -- Class IA
Hartford Total Return Bond HLS         89,417           1.470416        to           1.529326                134,155
 Fund -- Class IB
Hartford Capital Appreciation         876,587           2.557307        to          32.434043             14,622,177
 HLS Fund -- Class IA
Hartford Capital Appreciation          36,724           1.691923        to           2.708673                 70,703
 HLS Fund -- Class IB
Hartford Dividend and Growth        1,111,816           1.667488        to           4.179487              4,431,603
 HLS Fund -- Class IA
Hartford Dividend and Growth           41,987           1.680583        to           1.717432                 71,614
 HLS Fund -- Class IB
Hartford Global Advisers HLS          101,024           2.341432        to           2.341432                236,540
 Fund -- Class IA
Hartford Global Communications          1,817           1.654237        to           1.654237                  3,006
 HLS Fund -- Class IA
Hartford Global Health HLS             50,473           2.258379        to           2.279129                114,211
 Fund -- Class IA
Hartford Global Growth HLS            153,201           1.745827        to           2.669453                374,613
 Fund -- Class IA
Hartford Global Growth HLS             18,990           1.160350        to           1.160350                 22,036
 Fund -- Class IB
Hartford Global Technology HLS          7,402           0.616658        to           0.616658                  4,564
 Fund -- Class IA
Hartford Disciplined Equity           105,489           1.255550        to           1.525638                153,064
 HLS Fund -- Class IA
Hartford Growth HLS Fund --           132,761           1.540671        to           1.562665                204,663
 Class IA
Hartford Growth Opportunities          67,947           2.054921        to           2.066578                139,692
 HLS Fund -- Class IA
Hartford High Yield HLS Fund          151,623           1.390217        to           1.444191                217,716
 -- Class IA

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund           23,170          $1.321624        to          $1.321624                $30,621
 -- Class IB
Hartford Index HLS Fund --            852,860           1.155743        to           6.934106              4,917,500
 Class IA
Hartford International Growth         126,751           2.017502        to           2.017502                255,721
 HLS Fund -- Class IA
Hartford International Small            8,073           2.467580        to           2.467580                 19,920
 Company HLS Fund --
 Class IA
Hartford International                566,579           1.732516        to           3.928282              1,793,940
 Opportunities HLS Fund --
 Class IA
Hartford International                  4,005           1.895013        to           1.895013                  7,589
 Opportunities HLS Fund --
 Class IB
Hartford Mid Cap HLS Fund --          192,983           4.651682        to           4.651682                897,693
 Class IA
Hartford MidCap Value HLS Fund         93,303           1.765563        to           1.777347                164,747
 -- Class IA
Hartford MidCap Value HLS Fund         16,052           1.714730        to           1.714730                 27,525
 -- Class IB
Hartford Money Market HLS Fund        537,288           1.185768        to           3.550165              1,247,146
 -- Class IA
Hartford Money Market HLS Fund         10,139           1.213722        to           1.213722                 12,305
 -- Class IB
Hartford Mortgage Securities          331,483           1.371837        to           3.992907              1,093,111
 HLS Fund -- Class IA
Hartford Mortgage Securities           17,869           1.318946        to           1.318946                 23,568
 HLS Fund -- Class IB
Hartford Small Company HLS            140,738           1.778842        to           2.904548                400,561
 Fund -- Class IA
Hartford Small Company HLS              7,768           2.025173        to           2.025173                 15,731
 Fund -- Class IB
Hartford SmallCap Growth HLS           87,079           1.382851        to           1.390728                120,489
 Fund -- Class IA
Hartford Stock HLS Fund --          1,148,242           1.125804        to          23.287501             15,414,868
 Class IA
Hartford Stock HLS Fund --             13,328           1.294172        to           1.294172                 17,248
 Class IB
Hartford U.S. Government              182,558           1.141577        to           1.164462                211,450
 Securities HLS Fund --
 Class IA
Hartford U.S. Government               20,290           1.129103        to           1.129103                 22,910
 Securities HLS Fund --
 Class IB
Hartford Value HLS Fund --            186,336           1.467234        to           1.491890                273,632
 Class IA
Hartford Value HLS Fund --              5,840           1.424966        to           1.424966                  8,322
 Class IB
Hartford Value Opportunities           73,641           1.526001        to           1.526001                112,377
 HLS Fund -- Class IA
Hartford Equity Income HLS             80,056           1.514223        to           1.514223                121,223
 Fund -- Class IA
Columbia Marsico International          2,908           2.608992        to           2.608992                  7,588
 Opportunities
 Fund VS -- Class B
Columbia High Yield Fund VS             3,027           1.614186        to           1.614186                  4,887
Columbia Marsico Focused                8,163           2.054405        to           2.054405                 16,769
 Equities Fund VS -- Class A
Columbia Marsico Growth Fund           14,198           1.977966        to           1.977966                 28,083
 VS -- Class A
Jennison Portfolio -- Class II          5,500           0.733898        to           0.733898                  4,037
UBS Series Trust -- U.S.               42,481           1.250616        to           1.250616                 53,127
 Allocation Portfolio -- Class
 I

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)      ALLIANCEBERNSTEIN
                                       VP CAPITAL            INTERNATIONAL
                                   APPRECIATION FUND           VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                $30,690
                                      ------------             ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (75,833)               (35,473)
                                      ------------             ----------
  Net investment income (loss)             (75,833)                (4,783)
                                      ------------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     90,253                (30,890)
 Net realized gain on
  distributions                                 --                115,030
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,174,734                  6,717
                                      ------------             ----------
  Net gain (loss) on
   investments                           2,264,987                 90,857
                                      ------------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,189,154                $86,074
                                      ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL                                                    ALLIANCEBERNSTEIN
                                    APPRECIATION           AIM V.I. CORE          AIM V.I. HIGH           VP GLOBAL
                                        FUND                EQUITY FUND            YIELD FUND           BOND PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $124,517               $269,670               $65,375
                                    ------------            -----------            -----------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (85,756)              (164,176)               (59,184)              (29,958)
                                    ------------            -----------            -----------            ----------
  Net investment income
   (loss)                                (85,756)               (39,659)               210,486                35,417
                                    ------------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (581,584)               494,431               (459,943)                 (559)
 Net realized gain on
  distributions                               --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,324,463                411,019                267,211               152,547
                                    ------------            -----------            -----------            ----------
  Net gain (loss) on
   investments                           742,879                905,450               (192,732)              151,988
                                    ------------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $657,123               $865,791                $17,754              $187,405
                                    ============            ===========            ===========            ==========

                                ALLIANCEBERNSTEIN
                                  VP GROWTH AND        AMERICAN FUNDS          BB&T MID CAP
                                 INCOME PORTFOLIO        GROWTH FUND            GROWTH VIF
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $55,803               $2,581                    $254
                                    ----------            ---------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (60,877)              (3,460)               (276,065)
                                    ----------            ---------            ------------
  Net investment income
   (loss)                               (5,074)                (879)               (275,811)
                                    ----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (49,802)              (2,681)                479,953
 Net realized gain on
  distributions                        229,541               23,165               2,097,054
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,400)               1,158               3,278,888
                                    ----------            ---------            ------------
  Net gain (loss) on
   investments                         174,339               21,642               5,855,895
                                    ----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $169,265              $20,763              $5,580,084
                                    ==========            =========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     BB&T CAPITAL
                                        MANAGER                 BB&T LARGE
                                      EQUITY VIF                 CAP VIF
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $284,930                $1,689,179
                                     -------------            --------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (149,052)               (1,222,282)
                                     -------------            --------------
  Net investment income (loss)             135,878                   466,897
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    168,105                 1,179,511
 Net realized gain on
  distributions                          1,102,721                11,594,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,294,094)              (18,647,700)
                                     -------------            --------------
  Net gain (loss) on
   investments                             (23,268)               (5,874,149)
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $112,610               $(5,407,252)
                                     =============            ==============

(a) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BB&T SPECIAL                                    CALVERT               COLUMBIA
                                   OPPORTUNITIES            BB&T TOTAL          SOCIAL BALANCED       ASSET ALLOCATION
                                     EQUITY VIF          RETURN BOND VIF           PORTFOLIO               FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $98,299                $69,416               $242,052
                                    ------------            ----------            -----------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (155,798)              (30,140)               (38,570)              (119,556)
                                    ------------            ----------            -----------            -----------
  Net investment income
   (loss)                               (155,798)               68,159                 30,846                122,496
                                    ------------            ----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  136,360                  (620)                72,848                  9,171
 Net realized gain on
  distributions                          687,496                    --                158,854                807,940
 Net unrealized appreciation
  (depreciation) of
  investments during the year            518,862                53,300               (209,349)              (299,153)
                                    ------------            ----------            -----------            -----------
  Net gain (loss) on
   investments                         1,342,718                52,680                 22,353                517,958
                                    ------------            ----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,186,920              $120,839                $53,199               $640,454
                                    ============            ==========            ===========            ===========

                                   COLUMBIA SMALL             COLUMBIA
                                   COMPANY GROWTH          LARGE CAP VALUE          EVERGREEN VA
                                      FUND VS                  FUND VS             BALANCED FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                 $463,656              $275,274
                                    ------------            -------------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (260,983)                (490,869)              (98,471)
                                    ------------            -------------            ----------
  Net investment income
   (loss)                               (260,983)                 (27,213)              176,803
                                    ------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  153,067                  250,525               112,637
 Net realized gain on
  distributions                               --                2,208,452                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,965,853               (1,934,938)               51,060
                                    ------------            -------------            ----------
  Net gain (loss) on
   investments                         2,118,920                  524,039               163,697
                                    ------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,857,937                 $496,826              $340,500
                                    ============            =============            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              EVERGREEN VA
                                     EVERGREEN VA            INTERNATIONAL
                                      GROWTH FUND             EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                $717,148
                                     -------------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (143,945)               (453,129)
                                     -------------            ------------
  Net investment income (loss)            (143,945)                264,019
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    673,390               1,335,523
 Net realized gain on
  distributions                          1,894,663               2,227,601
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,415,948)                 15,525
                                     -------------            ------------
  Net gain (loss) on
   investments                           1,152,105               3,578,649
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,008,160              $3,842,668
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           EVERGREEN VA           EVERGREEN VA           EVERGREEN VA
                                   EVERGREEN VA           SPECIAL VALUES           HIGH INCOME           FUNDAMENTAL
                                    OMEGA FUND                 FUND                   FUND              LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $39,568                 $344,149              $15,268                $146,254
                                    -----------            -------------            ---------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (109,447)                (386,844)              (2,629)               (210,003)
                                    -----------            -------------            ---------            ------------
  Net investment income
   (loss)                               (69,879)                 (42,695)              12,639                 (63,749)
                                    -----------            -------------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 130,124                  (51,336)                 773               1,020,181
 Net realized gain on
  distributions                              --                3,136,538                   --               1,090,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year           702,332               (5,170,117)             (10,267)               (969,914)
                                    -----------            -------------            ---------            ------------
  Net gain (loss) on
   investments                          832,456               (2,084,915)              (9,494)              1,140,618
                                    -----------            -------------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $762,577              $(2,127,610)              $3,145              $1,076,869
                                    ===========            =============            =========            ============


                                 FIDELITY(R) VIP        FIDELITY(R) VIP      FIDELITY(R) VIP
                                ASSET MANAGER(TM)            GROWTH           CONTRAFUND(R)
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $246,917                $128,227             $230,545
                                    ----------            ------------        -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (50,391)               (188,560)            (327,336)
                                    ----------            ------------        -------------
  Net investment income
   (loss)                              196,526                 (60,333)             (96,791)
                                    ----------            ------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,749                 510,074            1,076,968
 Net realized gain on
  distributions                        119,221                  12,583            6,168,297
 Net unrealized appreciation
  (depreciation) of
  investments during the year          207,702               2,978,810           (3,186,579)
                                    ----------            ------------        -------------
  Net gain (loss) on
   investments                         334,672               3,501,467            4,058,686
                                    ----------            ------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $531,198              $3,441,134           $3,961,895
                                    ==========            ============        =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP        FRANKLIN INCOME
                                       OVERSEAS           SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $222,894              $37,179
                                     ------------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (85,713)             (12,952)
                                     ------------            ---------
  Net investment income (loss)            137,181               24,227
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   158,446                1,091
 Net realized gain on
  distributions                           456,816                6,895
 Net unrealized appreciation
  (depreciation) of
  investments during the year             273,866              (18,847)
                                     ------------            ---------
  Net gain (loss) on
   investments                            889,128              (10,861)
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,026,309              $13,366
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIFTH THIRD         FIFTH THIRD                               FIFTH THIRD
                                   BALANCED       DISCIPLINED VALUE     FIFTH THIRD MID      QUALITY GROWTH
                                   VIP FUND           VIP FUND           CAP VIP FUND           VIP FUND
                               SUB-ACCOUNT (B)     SUB-ACCOUNT (B)      SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $17,194             $166,011                 $ --                 $ --
                                   --------          -----------          -----------          -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges        (13,576)            (158,088)            (161,603)            (139,188)
                                   --------          -----------          -----------          -----------
  Net investment income
   (loss)                             3,618                7,923             (161,603)            (139,188)
                                   --------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (32,519)             701,543             (315,869)            (139,954)
 Net realized gain on
  distributions                     238,945            4,218,932            5,956,557            3,902,497
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (125,461)          (4,010,794)          (3,862,628)          (1,734,444)
                                   --------          -----------          -----------          -----------
  Net gain (loss) on
   investments                       80,965              909,681            1,778,060            2,028,099
                                   --------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $84,583             $917,604           $1,616,457           $1,888,911
                                   ========          ===========          ===========          ===========

                                 HARTFORD         HARTFORD TOTAL        HARTFORD CAPITAL
                                 ADVISERS          RETURN BOND            APPRECIATION
                                 HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $58,167,663        $53,773,978             $4,516,902
                               -------------       ------------           ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges     (38,129,941)       (15,297,219)           (56,620,569)
                               -------------       ------------           ------------
  Net investment income
   (loss)                         20,037,722         38,476,759            (52,103,667)
                               -------------       ------------           ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           62,659,521            772,170             59,849,318
 Net realized gain on
  distributions                  286,039,489                 --            664,092,177
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (217,890,482)        (7,536,113)           (86,543,001)
                               -------------       ------------           ------------
  Net gain (loss) on
   investments                   130,808,528         (6,763,943)           637,398,494
                               -------------       ------------           ------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $150,846,250        $31,712,816           $585,294,827
                               =============       ============           ============

(b) Fund closed on October 12, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD
                                 DIVIDEND AND             FUNDAMENTAL
                                    GROWTH                   GROWTH
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $29,323,050                 $10,789
                                --------------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges       (27,234,446)               (321,010)
                                --------------            ------------
  Net investment income (loss)       2,088,604                (310,221)
                                --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             31,741,281                 203,408
 Net realized gain on
  distributions                    141,534,259               1,876,429
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (50,678,781)                821,019
                                --------------            ------------
  Net gain (loss) on
   investments                     122,596,759               2,900,856
                                --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $124,685,363              $2,590,635
                                ==============            ============

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                   HARTFORD             HARTFORD GLOBAL         GLOBAL FINANCIAL         HARTFORD
                                GLOBAL ADVISERS          COMMUNICATIONS             SERVICES          GLOBAL HEALTH
                                   HLS FUND                 HLS FUND                HLS FUND             HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $793,212                 $60,186                   $6,048              $91,492
                                 -------------            ------------            -------------       --------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (1,341,754)               (109,194)                (184,764)          (1,521,508)
                                 -------------            ------------            -------------       --------------
  Net investment income
   (loss)                             (548,542)                (49,008)                (178,716)          (1,430,016)
                                 -------------            ------------            -------------       --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           1,059,944                 357,792                  219,994            3,063,373
 Net realized gain on
  distributions                      7,257,849               1,433,616                2,636,675           14,008,539
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               5,650,101                (277,275)              (3,713,432)         (10,535,043)
                                 -------------            ------------            -------------       --------------
  Net gain (loss) on
   investments                      13,967,894               1,514,133                 (856,763)           6,536,869
                                 -------------            ------------            -------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $13,419,352              $1,465,125              $(1,035,479)          $5,106,853
                                 =============            ============            =============       ==============

                                                                                     HARTFORD
                                        HARTFORD                 HARTFORD           DISCIPLINED
                                      GLOBAL GROWTH          GLOBAL TECHNOLOGY        EQUITY
                                        HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT (D)            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $141,906                     $ --          $2,433,744
                                      -------------            -------------       -------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                                (3,925,280)                (404,758)         (3,969,373)
                                      -------------            -------------       -------------
  Net investment income
   (loss)                                (3,783,374)                (404,758)         (1,535,629)
                                      -------------            -------------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions                4,228,915               (1,332,605)          4,612,352
 Net realized gain on
  distributions                          29,670,339                       --             857,232
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   26,034,666                5,138,782          12,986,080
                                      -------------            -------------       -------------
  Net gain (loss) on
   investments                           59,933,920                3,806,177          18,455,664
                                      -------------            -------------       -------------
  Net increase (decrease)
   in net assets resulting
   from operations                      $56,150,546               $3,401,419         $16,920,035
                                      =============            =============       =============

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             HARTFORD GROWTH
                                    HARTFORD GROWTH           OPPORTUNITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $19,083                 $264,396
                                     -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (1,815,672)              (3,133,546)
                                     -------------            -------------
  Net investment income (loss)          (1,796,589)              (2,869,150)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,416,895                1,202,406
 Net realized gain on
  distributions                          8,266,054               37,585,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,559,107               14,629,618
                                     -------------            -------------
  Net gain (loss) on
   investments                          18,242,056               53,417,735
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $16,445,467              $50,548,585
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      HARTFORD                 HARTFORD
                                                                                    INTERNATIONAL            INTERNATIONAL
                                 HARTFORD HIGH            HARTFORD INDEX               GROWTH                SMALL COMPANY
                                YIELD HLS FUND               HLS FUND                 HLS FUND                 HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (E)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $13,944,583                $6,792,876               $1,662,112               $1,763,239
                                 -------------            --------------            -------------            -------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (2,935,907)               (5,978,803)              (3,632,002)              (1,606,081)
                                 -------------            --------------            -------------            -------------
  Net investment income
   (loss)                           11,008,676                   814,073               (1,969,890)                 157,158
                                 -------------            --------------            -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             860,749                25,532,468                  930,892                  805,697
 Net realized gain on
  distributions                             --                23,184,703               45,475,831               16,864,463
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (9,400,059)              (30,767,781)               4,684,137               (9,866,939)
                                 -------------            --------------            -------------            -------------
  Net gain (loss) on
   investments                      (8,539,310)               17,949,390               51,090,860                7,803,221
                                 -------------            --------------            -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $2,469,366               $18,763,463              $49,120,970               $7,960,379
                                 =============            ==============            =============            =============

                               HARTFORD
                            INTERNATIONAL           HARTFORD             HARTFORD
                            OPPORTUNITIES           MID CAP            MIDCAP VALUE
                               HLS FUND             HLS FUND             HLS FUND
                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                      $5,691,837           $1,876,148           $1,519,839
                            --------------       --------------       --------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                       (7,307,139)          (5,589,429)          (4,911,510)
                            --------------       --------------       --------------
  Net investment income
   (loss)                       (1,615,302)          (3,713,281)          (3,391,671)
                            --------------       --------------       --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions       5,796,276           16,084,711            5,267,587
 Net realized gain on
  distributions                102,933,740           60,647,181           51,071,507
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          13,345,983          (14,302,333)         (47,077,196)
                            --------------       --------------       --------------
  Net gain (loss) on
   investments                 122,075,999           62,429,559            9,261,898
                            --------------       --------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations            $120,460,697          $58,716,278           $5,870,227
                            ==============       ==============       ==============

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD            MORTGAGE
                                     MONEY MARKET         SECURITIES
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,621,969          $8,902,388
                                     -------------       -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (4,850,728)         (2,481,342)
                                     -------------       -------------
  Net investment income (loss)          11,771,241           6,421,046
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --            (523,153)
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --          (2,517,615)
                                     -------------       -------------
  Net gain (loss) on
   investments                                  --          (3,040,768)
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,771,241          $3,380,278
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                     HARTFORD U.S.
                                      HARTFORD             SMALLCAP                                      GOVERNMENT
                                    SMALL COMPANY           GROWTH           HARTFORD STOCK              SECURITIES
                                      HLS FUND             HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $501,121             $373,896           $15,030,293               $9,400,620
                                    -------------       --------------       ---------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (3,936,446)          (2,712,980)          (21,302,089)              (3,779,116)
                                    -------------       --------------       ---------------            -------------
  Net investment income
   (loss)                              (3,435,325)          (2,339,084)           (6,271,796)               5,621,504
                                    -------------       --------------       ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,500,165            1,545,778            81,053,862                 (178,141)
 Net realized gain on
  distributions                        40,275,857           12,393,412           214,554,113                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,041,808)         (16,658,647)         (210,820,250)               1,093,810
                                    -------------       --------------       ---------------            -------------
  Net gain (loss) on
   investments                         37,734,214           (2,719,457)           84,787,725                  915,669
                                    -------------       --------------       ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $34,298,889          $(5,058,541)          $78,515,929               $6,537,173
                                    =============       ==============       ===============            =============


                                                             HARTFORD VALUE              HARTFORD
                                   HARTFORD VALUE            OPPORTUNITIES             EQUITY INCOME
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,562,895                $1,510,815               $2,127,919
                                    -------------            --------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,979,167)               (2,001,241)              (1,477,427)
                                    -------------            --------------            -------------
  Net investment income
   (loss)                                (416,272)                 (490,426)                 650,492
                                    -------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,072,597                   412,199                  168,674
 Net realized gain on
  distributions                        12,375,630                18,018,101                4,172,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,356,164)              (27,169,229)                 476,631
                                    -------------            --------------            -------------
  Net gain (loss) on
   investments                         10,092,063                (8,738,929)               4,818,169
                                    -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,675,791               $(9,229,355)              $5,468,661
                                    =============            ==============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                     INCOME EQUITY              DIVIDEND
                                         FUND                 CAPTURE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $498,707               $1,064,974
                                     -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (412,262)                (481,088)
                                     -------------            -------------
  Net investment income (loss)              86,445                  583,886
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    735,860                   82,161
 Net realized gain on
  distributions                            920,771                1,502,440
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,768,483)              (4,399,659)
                                     -------------            -------------
  Net gain (loss) on
   investments                            (111,852)              (2,815,058)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(25,407)             $(2,231,172)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA           HUNTINGTON VA         HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP              NEW ECONOMY             ROTATING
                                    GROWTH FUND             AMERICA FUND               FUND               MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $64,178                $103,503                $11,116               $48,279
                                    ------------            ------------            -----------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (225,585)               (276,775)              (102,256)              (90,966)
                                    ------------            ------------            -----------            ----------
  Net investment income
   (loss)                               (161,407)               (173,272)               (91,140)              (42,687)
                                    ------------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  618,212               1,059,672                260,276               195,035
 Net realized gain on
  distributions                            2,103                 206,316                134,086               268,847
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,321,931                 156,252                377,384               (12,814)
                                    ------------            ------------            -----------            ----------
  Net gain (loss) on
   investments                         1,942,246               1,422,240                771,746               451,068
                                    ------------            ------------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,780,839              $1,248,968               $680,606              $408,381
                                    ============            ============            ===========            ==========

                                  HUNTINGTON VA                                HUNTINGTON VA
                                  INTERNATIONAL          HUNTINGTON VA           MORTGAGE
                                   EQUITY FUND          MACRO 100 FUND        SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $371                $13,754              $25,138
                                    ----------            -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (32,288)               (49,938)             (17,338)
                                    ----------            -----------            ---------
  Net investment income
   (loss)                              (31,917)               (36,184)               7,800
                                    ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  8,624                 43,567                7,295
 Net realized gain on
  distributions                          4,159                484,867                  267
 Net unrealized appreciation
  (depreciation) of
  investments during the year          264,599               (605,161)               9,493
                                    ----------            -----------            ---------
  Net gain (loss) on
   investments                         277,382                (76,727)              17,055
                                    ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $245,465              $(112,911)             $24,855
                                    ==========            ===========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   HUNTINGTON VA           BLACKROCK
                                    SITUS SMALL          GLOBAL GROWTH
                                      CAP FUND             V.I. FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,943               $1,612
                                     ----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (56,962)              (2,624)
                                     ----------            ---------
  Net investment income (loss)          (46,019)              (1,012)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  60,106               23,373
 Net realized gain on
  distributions                         190,063                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           110,157               32,148
                                     ----------            ---------
  Net gain (loss) on
   investments                          360,326               55,521
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $314,307              $54,509
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK
                                    LARGE CAP          VAN KAMPEN UIF
                                     GROWTH            U.S REAL ESTATE         EQUITY AND            MID CAP
                                   V. I. FUND             PORTFOLIO              INCOME              GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $356                 $7,668              $6,867                 $ --
                                    ---------            -----------            --------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,901)               (10,956)             (4,727)              (4,657)
                                    ---------            -----------            --------            ---------
  Net investment income
   (loss)                              (1,545)                (3,288)              2,140               (4,657)
                                    ---------            -----------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,638                (43,725)               (462)               5,145
 Net realized gain on
  distributions                            --                 71,173               9,669               17,555
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (630)              (171,975)             (8,205)              46,428
                                    ---------            -----------            --------            ---------
  Net gain (loss) on
   investments                         12,008               (144,527)              1,002               69,128
                                    ---------            -----------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,463              $(147,815)             $3,142              $64,471
                                    =========            ===========            ========            =========

                                                                             MTB MANAGED
                                                                              ALLOCATION
                                                                               FUND --
                                  MTB LARGE CAP        MTB LARGE CAP           MODERATE
                                 GROWTH FUND II        VALUE FUND II          GROWTH II
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,923               $9,425               $89,910
                                    ---------            ---------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (12,752)             (14,505)              (64,900)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                              (9,829)              (5,080)               25,010
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,037                1,465                 8,952
 Net realized gain on
  distributions                        54,403               32,109               133,928
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,623              (28,417)               56,226
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         65,063                5,157               199,106
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $55,234                  $77              $224,116
                                    =========            =========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   MTB MANAGED
                                    ALLOCATION         COLUMBIA MARSICO
                                     FUND --            INTERNATIONAL
                                    AGGRESSIVE          OPPORTUNITIES
                                    GROWTH II              FUND VS
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $131                  $49,648
                                      ------             ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (123)                (674,818)
                                      ------             ------------
 Net investment income (loss)              8                 (625,170)
                                      ------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    6                2,376,906
 Net realized gain on
  distributions                          471                1,806,773
 Net unrealized appreciation
  (depreciation) of
  investments during the year            168                3,933,256
                                      ------             ------------
  Net gain (loss) on
   investments                           645                8,116,935
                                      ------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $653               $7,491,765
                                      ======             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        COLUMBIA MARSICO                                 COLUMBIA MARSICO
                                 COLUMBIA HIGH          FOCUSED EQUITIES         COLUMBIA MARSICO          21ST CENTURY
                                 YIELD FUND VS               FUND VS              GROWTH FUND VS             FUND VS
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,127,891                  $88,460                 $39,687                 $73,570
                                 -------------            -------------            ------------            ------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                             (348,266)              (1,060,238)               (722,073)               (204,617)
                                 -------------            -------------            ------------            ------------
 Net investment income
  (loss)                               779,625                 (971,778)               (682,386)               (131,047)
                                 -------------            -------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             499,120                6,197,566               4,492,735                 340,951
 Net realized gain on
  distributions                             --                       --                      --                 736,919
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,186,986)               3,558,537               3,781,644               1,345,095
                                 -------------            -------------            ------------            ------------
  Net gain (loss) on
   investments                        (687,866)               9,756,103               8,274,379               2,422,965
                                 -------------            -------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                     $91,759               $8,784,325              $7,591,993              $2,291,918
                                 =============            =============            ============            ============


                               COLUMBIA MARSICO          OPPENHEIMER
                                MIDCAP GROWTH         GLOBAL SECURITIES       PUTNAM SMALL
                                   FUND VS                  FUND                CAP VALUE
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $26,048                $5,593                $1,876
                                 ------------             ---------             ---------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                            (377,622)               (7,744)               (4,560)
                                 ------------             ---------             ---------
 Net investment income
  (loss)                             (351,574)               (2,151)               (2,684)
                                 ------------             ---------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            532,734                   500                (4,763)
 Net realized gain on
  distributions                     4,425,631                23,391                37,520
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (717,454)               (5,587)              (88,800)
                                 ------------             ---------             ---------
  Net gain (loss) on
   investments                      4,240,911                18,304               (56,043)
                                 ------------             ---------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $3,889,337               $16,153              $(58,727)
                                 ============             =========             =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PIMCO VIT            PIONEER FUND
                                    REAL RETURN           VCT PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (F)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,140               $1,714,897
                                     ---------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (3,815)              (1,352,600)
                                     ---------            -------------
  Net investment income (loss)          10,325                  362,297
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (386)               3,111,165
 Net realized gain on
  distributions                          1,614                3,191,849
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,092               (4,552,952)
                                     ---------            -------------
  Net gain (loss) on
   investments                          32,320                1,750,062
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $42,645               $2,112,359
                                     =========            =============

(f) Effective November 9, 2007, Pioneer VCT Value Portfolio merged with Pioneer Fund VCT Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PIONEER VCT OAK        PIONEER MID CAP
                                  RIDGE LARGE CAP           VALUE VCT         JENNISON 20/20           JENNISON
                                  GROWTH PORTFOLIO          PORTFOLIO         FOCUS PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $25,023               $1,635                 $900                  $ --
                                    ------------            ---------            ---------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (223,940)              (3,081)             (11,541)              (20,222)
                                    ------------            ---------            ---------            ----------
  Net investment income
   (loss)                               (198,917)              (1,446)             (10,641)              (20,222)
                                    ------------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  183,878               (1,935)              53,260                15,753
 Net realized gain on
  distributions                           50,969               29,220               71,164                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            784,728              (26,151)             (49,309)              136,582
                                    ------------            ---------            ---------            ----------
  Net gain (loss) on
   investments                         1,019,575                1,134               75,115               152,335
                                    ------------            ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $820,658                $(312)             $64,474              $132,113
                                    ============            =========            =========            ==========

                                                        PRUDENTIAL SERIES           ROYCE
                                    PRUDENTIAL            INTERNATIONAL           SMALL-CAP
                                  VALUE PORTFOLIO            GROWTH               PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,255                $1,398                  $430
                                    -----------             ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (15,979)               (6,362)               (8,860)
                                    -----------             ---------             ---------
  Net investment income
   (loss)                                (5,724)               (4,964)               (8,430)
                                    -----------             ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 144,458                15,380                     2
 Net realized gain on
  distributions                         116,310                54,220                37,373
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (240,214)               (9,425)              (78,066)
                                    -----------             ---------             ---------
  Net gain (loss) on
   investments                           20,554                60,175               (40,691)
                                    -----------             ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $14,830               $55,211              $(49,121)
                                    ===========             =========             =========

(g) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  WESTERN ASSET         LEGG MASON
                                    GOVERNMENT           PARTNERS
                                   MONEY MARKET        APPRECIATION
                                       FUND                FUND
                                 SUB-ACCOUNT (H)        SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $892                $1,291
                                      ------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (195)               (1,602)
                                      ------             ---------
  Net investment income (loss)           697                  (311)
                                      ------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 3,914
 Net realized gain on
  distributions                           --                13,144
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --                (5,828)
                                      ------             ---------
  Net gain (loss) on
   investments                            --                11,230
                                      ------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $697               $10,919
                                      ======             =========

(h) Formerly Smith Barney Government Fund. Change effective April 13, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               VICTORY VARIABLE
                                  WESTERN ASSET       UBS SERIES TRUST --          INSURANCE
                                  MONEY MARKET          U.S. ALLOCATION           DIVERSIFIED
                                      FUND                 PORTFOLIO              STOCK FUND             COMSTOCK
                                 SUB-ACCOUNT (I)          SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,888                $334,390                 $14,319               $2,444
                                    ---------             -----------             -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (2,278)               (195,398)                (30,560)              (2,394)
                                    ---------             -----------             -----------            ---------
  Net investment income
   (loss)                               8,610                 138,992                 (16,241)                  50
                                    ---------             -----------             -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                  71,584                 122,540                 (607)
 Net realized gain on
  distributions                            --                      --                 177,614                3,401
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                 (35,750)               (107,330)             (11,794)
                                    ---------             -----------             -----------            ---------
  Net gain (loss) on
   investments                             --                  35,834                 192,824               (9,000)
                                    ---------             -----------             -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,610                $174,826                $176,583              $(8,950)
                                    =========             ===========             ===========            =========

                                   WELLS FARGO         WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                ASSET ALLOCATION       TOTAL RETURN       EQUITY INCOME
                                      FUND              BOND FUND              FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,092              $5,153              $2,030
                                    ---------            --------            --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (6,035)             (1,758)             (1,786)
                                    ---------            --------            --------
  Net investment income
   (loss)                               2,057               3,395                 244
                                    ---------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    30                  28                 309
 Net realized gain on
  distributions                         5,538                  --               8,589
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,290               1,684              (7,261)
                                    ---------            --------            --------
  Net gain (loss) on
   investments                         17,858               1,712               1,637
                                    ---------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $19,915              $5,107              $1,881
                                    =========            ========            ========

(i)  Formerly Smith Barney Cash Portfolio. Change effective April 13, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   INTERNATIONAL        LARGE COMPANY
                                     CORE FUND           GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $25                 $ --
                                     ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (3,201)              (2,677)
                                     ---------            ---------
  Net investment income (loss)          (3,176)              (2,677)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    630                1,082
 Net realized gain on
  distributions                         13,849                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,860               11,891
                                     ---------            ---------
  Net gain (loss) on
   investments                          20,339               12,973
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,163              $10,296
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO         STI CLASSIC VT
                                  ADVANTAGE VT          LARGE CAP           STI CLASSIC VT
                                   SMALL CAP              GROWTH            LARGE CAP CORE
                                  GROWTH FUND           STOCK FUND            EQUITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $15,248                $30,462
                                    --------            ----------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (812)              (67,989)               (46,536)
                                    --------            ----------            -----------
  Net investment income
   (loss)                               (812)              (52,741)               (16,074)
                                    --------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,161                94,874                 94,350
 Net realized gain on
  distributions                        7,525               212,672                152,858
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,689)              205,182               (240,640)
                                    --------            ----------            -----------
  Net gain (loss) on
   investments                         5,997               512,728                  6,568
                                    --------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,185              $459,987                $(9,506)
                                    ========            ==========            ===========


                                   STI CLASSIC VT         STI CLASSIC VT
                                    MID-CAP CORE          LARGE CAP VALUE
                                    EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (L)           SUB-ACCOUNT
-----------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,709                $26,678
                                    ------------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (29,226)               (32,268)
                                    ------------            -----------
  Net investment income
   (loss)                                (25,517)                (5,590)
                                    ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24,456                245,894
 Net realized gain on
  distributions                          246,188                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (191,099)              (178,490)
                                    ------------            -----------
  Net gain (loss) on
   investments                            79,545                 67,404
                                    ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $54,028                $61,814
                                    ============            ===========

(j) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

(k) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(l)  Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)       ALLIANCEBERNSTEIN
                                       VP CAPITAL             INTERNATIONAL
                                   APPRECIATION FUND            VALUE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(75,833)                 $(4,783)
 Net realized gain (loss) on
  security transactions                     90,253                  (30,890)
 Net realized gain on
  distributions                                 --                  115,030
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,174,734                    6,717
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,189,154                   86,074
                                      ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 223,917                  135,708
 Net transfers                             803,040                  748,898
 Surrenders for benefit
  payments and fees                       (890,458)                (212,468)
 Net annuity transactions                     (538)                      --
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        135,961                  672,138
                                      ------------             ------------
 Net increase (decrease) in
  net assets                             2,325,115                  758,212
NET ASSETS:
 Beginning of year                       4,981,725                2,042,768
                                      ------------             ------------
 End of year                            $7,306,840               $2,800,980
                                      ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AIM V.I. CAPITAL                                                     ALLIANCEBERNSTEIN
                                 APPRECIATION        AIM V.I. CORE            AIM V.I. HIGH             VP GLOBAL
                                     FUND             EQUITY FUND              YIELD FUND             BOND PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(85,756)           $(39,659)                $210,486                 $35,417
 Net realized gain (loss)
  on security transactions            (581,584)            494,431                 (459,943)                   (559)
 Net realized gain on
  distributions                             --                  --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,324,463             411,019                  267,211                 152,547
                                 -------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      657,123             865,791                   17,754                 187,405
                                 -------------       -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               6,956              62,242                    1,156                   2,075
 Net transfers                        (337,702)           (703,377)                 (25,755)                509,088
 Surrenders for benefit
  payments and fees                 (1,248,290)         (3,327,794)              (1,330,692)               (410,254)
 Net annuity transactions                 (925)                 --                       --                      --
                                 -------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,579,961)         (3,968,929)              (1,355,291)                100,909
                                 -------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets                       (922,838)         (3,103,138)              (1,337,537)                288,314
NET ASSETS:
 Beginning of year                   6,924,763          14,121,173                4,920,132               2,065,313
                                 -------------       -------------            -------------            ------------
 End of year                        $6,001,925         $11,018,035               $3,582,595              $2,353,627
                                 =============       =============            =============            ============

                              ALLIANCEBERNSTEIN
                                VP GROWTH AND          AMERICAN FUNDS          BB&T MID CAP
                               INCOME PORTFOLIO         GROWTH FUND             GROWTH VIF
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(5,074)                $(879)               $(275,811)
 Net realized gain (loss)
  on security transactions            (49,802)               (2,681)                 479,953
 Net realized gain on
  distributions                       229,541                23,165                2,097,054
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 (5,400)                1,158                3,278,888
                                 ------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     169,265                20,763                5,580,084
                                 ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                             16,607                28,581                  104,766
 Net transfers                       (136,995)              254,815                  202,025
 Surrenders for benefit
  payments and fees                  (509,699)              (95,622)              (2,218,843)
 Net annuity transactions              (8,912)                   --                   18,700
                                 ------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (638,999)              187,774               (1,893,352)
                                 ------------            ----------            -------------
 Net increase (decrease)
  in net assets                      (469,734)              208,537                3,686,732
NET ASSETS:
 Beginning of year                  4,640,651               126,712               17,887,748
                                 ------------            ----------            -------------
 End of year                       $4,170,917              $335,249              $21,574,480
                                 ============            ==========            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                BB&T CAPITAL
                                   MANAGER                 BB&T LARGE
                                 EQUITY VIF                 CAP VIF
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $135,878                  $466,897
 Net realized gain (loss) on
  security transactions               168,105                 1,179,511
 Net realized gain on
  distributions                     1,102,721                11,594,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,294,094)              (18,647,700)
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          112,610                (5,407,252)
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             69,469                   351,240
 Net transfers                       (263,488)               (4,072,581)
 Surrenders for benefit
  payments and fees                (1,025,170)              (11,812,134)
 Net annuity transactions                  --                    20,527
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,219,189)              (15,512,948)
                                -------------            --------------
 Net increase (decrease) in
  net assets                       (1,106,579)              (20,920,200)
NET ASSETS:
 Beginning of year                 11,115,206                94,926,034
                                -------------            --------------
 End of year                      $10,008,627               $74,005,834
                                =============            ==============

(a) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            BB&T SPECIAL                                       CALVERT                 COLUMBIA
                            OPPORTUNITIES             BB&T TOTAL           SOCIAL BALANCED         ASSET ALLOCATION
                             EQUITY VIF            RETURN BOND VIF            PORTFOLIO                 FUND VS
                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(155,798)                $68,159                 $30,846                 $122,496
 Net realized gain (loss)
  on security transactions        136,360                    (620)                 72,848                    9,171
 Net realized gain on
  distributions                   687,496                      --                 158,854                  807,940
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            518,862                  53,300                (209,349)                (299,153)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,186,920                 120,839                  53,199                  640,454
                            -------------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                        278,025                   1,250                 143,603                   40,829
 Net transfers                    311,978                 949,418                (316,253)               1,016,549
 Surrenders for benefit
  payments and fees              (733,892)               (100,058)               (367,248)              (1,290,357)
 Net annuity transactions              --                      --                 (24,361)                      --
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions         (143,889)                850,610                (564,259)                (232,979)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                 1,043,031                 971,449                (511,060)                 407,475
NET ASSETS:
 Beginning of year             10,038,326               1,777,985               3,337,422                8,497,769
                            -------------            ------------            ------------            -------------
 End of year                  $11,081,357              $2,749,434              $2,826,362               $8,905,244
                            =============            ============            ============            =============

                                COLUMBIA SMALL              COLUMBIA
                                COMPANY GROWTH           LARGE CAP VALUE           EVERGREEN VA
                                    FUND VS                  FUND VS               BALANCED FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(260,983)                $(27,213)                $176,803
 Net realized gain (loss)
  on security transactions             153,067                  250,525                  112,637
 Net realized gain on
  distributions                             --                2,208,452                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,965,853               (1,934,938)                  51,060
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,857,937                  496,826                  340,500
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              82,295                  111,016                   15,877
 Net transfers                        (462,358)                (143,751)                (373,826)
 Surrenders for benefit
  payments and fees                 (2,100,457)              (4,639,318)                (759,020)
 Net annuity transactions                   --                       --                  (32,144)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,480,520)              (4,672,053)              (1,149,113)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       (622,583)              (4,175,227)                (808,613)
NET ASSETS:
 Beginning of year                  16,617,453               33,349,338                7,050,921
                                 -------------            -------------            -------------
 End of year                       $15,994,870              $29,174,111               $6,242,308
                                 =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    EVERGREEN VA
                                EVERGREEN VA        INTERNATIONAL
                                 GROWTH FUND         EQUITY FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(143,945)           $264,019
 Net realized gain (loss) on
  security transactions               673,390           1,335,523
 Net realized gain on
  distributions                     1,894,663           2,227,601
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,415,948)             15,525
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,008,160           3,842,668
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             58,322             334,595
 Net transfers                       (497,527)         (1,325,559)
 Surrenders for benefit
  payments and fees                (2,349,162)         (4,269,656)
 Net annuity transactions             (12,786)            (18,001)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,801,153)         (5,278,621)
                                -------------       -------------
 Net increase (decrease) in
  net assets                       (1,792,993)         (1,435,953)
NET ASSETS:
 Beginning of year                 10,875,406          30,840,212
                                -------------       -------------
 End of year                       $9,082,413         $29,404,259
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          EVERGREEN VA            EVERGREEN VA           EVERGREEN VA
                                 EVERGREEN VA            SPECIAL VALUES           HIGH INCOME             FUNDAMENTAL
                                  OMEGA FUND                  FUND                    FUND              LARGE CAP FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(69,879)                $(42,695)              $12,639                 $(63,749)
 Net realized gain (loss)
  on security transactions             130,124                  (51,336)                  773                1,020,181
 Net realized gain on
  distributions                             --                3,136,538                    --                1,090,351
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 702,332               (5,170,117)              (10,267)                (969,914)
                                 -------------            -------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                      762,577               (2,127,610)                3,145                1,076,869
                                 -------------            -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              13,270                  197,900                    --                   49,603
 Net transfers                        (162,190)                (900,730)               23,387                 (262,544)
 Surrenders for benefit
  payments and fees                 (1,398,667)              (1,454,644)              (11,650)              (3,913,416)
 Net annuity transactions               (1,037)                      --                    --                  (36,953)
                                 -------------            -------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,548,624)              (2,157,474)               11,737               (4,163,310)
                                 -------------            -------------            ----------            -------------
 Net increase (decrease)
  in net assets                       (786,047)              (4,285,084)               14,882               (3,086,441)
NET ASSETS:
 Beginning of year                   7,773,792               25,494,165               182,810               15,900,206
                                 -------------            -------------            ----------            -------------
 End of year                        $6,987,745              $21,209,081              $197,692              $12,813,765
                                 =============            =============            ==========            =============


                               FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                              ASSET MANAGER(TM)         GROWTH             CONTRAFUND(R)
                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $196,526             $(60,333)             $(96,791)
 Net realized gain (loss)
  on security transactions              7,749              510,074             1,076,968
 Net realized gain on
  distributions                       119,221               12,583             6,168,297
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                207,702            2,978,810            (3,186,579)
                                 ------------        -------------         -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     531,198            3,441,134             3,961,895
                                 ------------        -------------         -------------
UNIT TRANSACTIONS:
 Purchases                            290,753              578,762               995,284
 Net transfers                       (252,604)          (1,312,572)           (1,806,087)
 Surrenders for benefit
  payments and fees                  (912,213)          (2,472,556)           (4,537,333)
 Net annuity transactions                  --                 (474)                  (40)
                                 ------------        -------------         -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (874,064)          (3,206,840)           (5,348,176)
                                 ------------        -------------         -------------
 Net increase (decrease)
  in net assets                      (342,866)             234,294            (1,386,281)
NET ASSETS:
 Beginning of year                  4,261,865           15,112,823            26,673,768
                                 ------------        -------------         -------------
 End of year                       $3,918,999          $15,347,117           $25,287,487
                                 ============        =============         =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FIDELITY(R) VIP         FRANKLIN INCOME
                                       OVERSEAS             SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $137,181                 $24,227
 Net realized gain (loss) on
  security transactions                    158,446                   1,091
 Net realized gain on
  distributions                            456,816                   6,895
 Net unrealized appreciation
  (depreciation) of
  investments during the year              273,866                 (18,847)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,026,309                  13,366
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 252,665                  53,052
 Net transfers                            (423,428)                813,687
 Surrenders for benefit
  payments and fees                       (895,217)               (174,092)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,065,980)                692,647
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               (39,671)                706,013
NET ASSETS:
 Beginning of year                       6,707,882                 596,727
                                     -------------            ------------
 End of year                            $6,668,211              $1,302,740
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FIFTH THIRD              FIFTH THIRD                                         FIFTH THIRD
                                      BALANCED             DISCIPLINED VALUE          FIFTH THIRD MID            QUALITY GROWTH
                                      VIP FUND                  VIP FUND                CAP VIP FUND                VIP FUND
                                   SUB-ACCOUNT (B)          SUB-ACCOUNT (B)           SUB-ACCOUNT (B)           SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,618                    $7,923                 $(161,603)                $(139,188)
 Net realized gain (loss) on
  security transactions                   (32,519)                  701,543                  (315,869)                 (139,954)
 Net realized gain on
  distributions                           238,945                 4,218,932                 5,956,557                 3,902,497
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (125,461)               (4,010,794)               (3,862,628)               (1,734,444)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               84,583                   917,604                 1,616,457                 1,888,911
                                    -------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 12,284                   167,973                   174,937                    81,981
 Net transfers                         (1,163,760)              (14,195,868)              (14,869,300)              (13,725,310)
 Surrenders for benefit
  payments and fees                      (119,768)                 (618,670)                 (688,239)                 (708,122)
 Net annuity transactions                      --                        --                        --                        --
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,271,244)              (14,646,565)              (15,382,602)              (14,351,451)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (1,186,661)              (13,728,961)              (13,766,145)              (12,462,540)
NET ASSETS:
 Beginning of year                      1,186,661                13,728,961                13,766,145                12,462,540
                                    -------------            --------------            --------------            --------------
 End of year                                 $ --                      $ --                      $ --                      $ --
                                    =============            ==============            ==============            ==============

                                                                                 HARTFORD
                                   HARTFORD            HARTFORD TOTAL            CAPITAL
                                   ADVISERS             RETURN BOND            APPRECIATION
                                   HLS FUND               HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $20,037,722            $38,476,759           $(52,103,667)
 Net realized gain (loss) on
  security transactions              62,659,521                772,170             59,849,318
 Net realized gain on
  distributions                     286,039,489                     --            664,092,177
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (217,890,482)            (7,536,113)           (86,543,001)
                               ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        150,846,250             31,712,816            585,294,827
                               ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           17,459,461             10,079,511             15,268,762
 Net transfers                     (101,453,066)            85,624,873           (114,198,816)
 Surrenders for benefit
  payments and fees                (444,325,185)          (137,285,806)          (521,015,990)
 Net annuity transactions            (2,205,407)                37,655               (771,043)
                               ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (530,524,197)           (41,543,767)          (620,717,087)
                               ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       (379,677,947)            (9,830,951)           (35,422,260)
NET ASSETS:
 Beginning of year                2,986,579,915          1,050,742,147          4,116,343,810
                               ----------------       ----------------       ----------------
 End of year                     $2,606,901,968         $1,040,911,196         $4,080,921,550
                               ================       ================       ================

(b) Fund closed on October 12, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HARTFORD                  HARTFORD
                                  DIVIDEND AND               FUNDAMENTAL
                                     GROWTH                    GROWTH
                                    HLS FUND                  HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT (C)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,088,604                $(310,221)
 Net realized gain (loss) on
  security transactions               31,741,281                  203,408
 Net realized gain on
  distributions                      141,534,259                1,876,429
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (50,678,781)                 821,019
                                ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         124,685,363                2,590,635
                                ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                            18,736,144                  207,541
 Net transfers                       (15,829,061)               3,241,904
 Surrenders for benefit
  payments and fees                 (243,263,119)              (2,205,031)
 Net annuity transactions                164,160                       --
                                ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (240,191,876)               1,244,414
                                ----------------            -------------
 Net increase (decrease) in
  net assets                        (115,506,513)               3,835,049
NET ASSETS:
 Beginning of year                 1,911,570,821               20,051,583
                                ----------------            -------------
 End of year                      $1,796,064,308              $23,886,632
                                ================            =============

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                       HARTFORD              HARTFORD GLOBAL         GLOBAL FINANCIAL         HARTFORD
                                   GLOBAL ADVISERS           COMMUNICATIONS              SERVICES          GLOBAL HEALTH
                                       HLS FUND                 HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(548,542)                $(49,008)               $(178,716)         $(1,430,016)
 Net realized gain (loss) on
  security transactions                  1,059,944                  357,792                  219,994            3,063,373
 Net realized gain on
  distributions                          7,257,849                1,433,616                2,636,675           14,008,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,650,101                 (277,275)              (3,713,432)         (10,535,043)
                                    --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,419,352                1,465,125               (1,035,479)           5,106,853
                                    --------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 971,211                    1,200                   10,244              224,166
 Net transfers                           2,522,797                 (555,942)                (854,579)          (7,526,705)
 Surrenders for benefit
  payments and fees                    (15,677,502)              (1,019,674)              (1,461,200)         (14,634,224)
 Net annuity transactions                  (23,284)                    (551)                      --               (8,238)
                                    --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,206,778)              (1,574,967)              (2,305,535)         (21,945,001)
                                    --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                             1,212,574                 (109,842)              (3,341,014)         (16,838,148)
NET ASSETS:
 Beginning of year                      97,889,657                7,578,511               13,376,596          113,217,864
                                    --------------            -------------            -------------       --------------
 End of year                           $99,102,231               $7,468,669              $10,035,582          $96,379,716
                                    ==============            =============            =============       ==============

                                                                                          HARTFORD
                                            HARTFORD                 HARTFORD           DISCIPLINED
                                         GLOBAL GROWTH           GLOBAL TECHNOLOGY         EQUITY
                                            HLS FUND                 HLS FUND             HLS FUND
                                        SUB-ACCOUNT (D)             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3,783,374)               $(404,758)         $(1,535,629)
 Net realized gain (loss) on
  security transactions                       4,228,915               (1,332,605)           4,612,352
 Net realized gain on
  distributions                              29,670,339                       --              857,232
 Net unrealized appreciation
  (depreciation) of
  investments during the year                26,034,666                5,138,782           12,986,080
                                         --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 56,150,546                3,401,419           16,920,035
                                         --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                    2,810,618                   53,271            3,148,299
 Net transfers                               (5,121,690)              (3,094,074)           2,768,210
 Surrenders for benefit
  payments and fees                         (33,313,491)              (4,309,915)         (32,009,247)
 Net annuity transactions                       (67,163)                    (478)               4,152
                                         --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (35,691,726)              (7,351,196)         (26,088,586)
                                         --------------            -------------       --------------
 Net increase (decrease) in
  net assets                                 20,458,820               (3,949,777)          (9,168,551)
NET ASSETS:
 Beginning of year                          261,400,816               30,008,673          262,100,052
                                         --------------            -------------       --------------
 End of year                               $281,859,636              $26,058,896         $252,931,501
                                         ==============            =============       ==============

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              HARTFORD GROWTH
                                    HARTFORD GROWTH            OPPORTUNITIES
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,796,589)              $(2,869,150)
 Net realized gain (loss) on
  security transactions                   1,416,895                 1,202,406
 Net realized gain on
  distributions                           8,266,054                37,585,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,559,107                14,629,618
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,445,467                50,548,585
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,599,470                 3,688,179
 Net transfers                           (5,532,502)               17,834,778
 Surrenders for benefit
  payments and fees                     (13,063,475)              (19,406,305)
 Net annuity transactions                    51,098                   (66,779)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,945,409)                2,049,873
                                     --------------            --------------
 Net increase (decrease) in
  net assets                               (499,942)               52,598,458
NET ASSETS:
 Beginning of year                      121,192,347               187,802,268
                                     --------------            --------------
 End of year                           $120,692,405              $240,400,726
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      HARTFORD                  HARTFORD
                                                                                   INTERNATIONAL             INTERNATIONAL
                                    HARTFORD HIGH        HARTFORD INDEX                GROWTH                SMALL COMPANY
                                    YIELD HLS FUND          HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (E)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $11,008,676             $814,073               $(1,969,890)                 $157,158
 Net realized gain (loss) on
  security transactions                    860,749           25,532,468                   930,892                   805,697
 Net realized gain on
  distributions                                 --           23,184,703                45,475,831                16,864,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,400,059)         (30,767,781)                4,684,137                (9,866,939)
                                    --------------       --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,469,366           18,763,463                49,120,970                 7,960,379
                                    --------------       --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,644,465            3,859,433                 5,616,247                 1,962,217
 Net transfers                             862,766          (24,073,458)               18,616,347                    80,720
 Surrenders for benefit
  payments and fees                    (25,681,942)         (75,989,874)              (24,170,696)              (13,122,258)
 Net annuity transactions                 (104,780)            (568,278)                  (24,743)                   (4,878)
                                    --------------       --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (23,279,491)         (96,772,177)                   37,155               (11,084,199)
                                    --------------       --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (20,810,125)         (78,008,714)               49,158,125                (3,123,820)
NET ASSETS:
 Beginning of year                     200,193,047          484,500,149               223,534,215               106,405,019
                                    --------------       --------------            --------------            --------------
 End of year                          $179,382,922         $406,491,435              $272,692,340              $103,281,199
                                    ==============       ==============            ==============            ==============

                                  HARTFORD
                               INTERNATIONAL           HARTFORD              HARTFORD
                               OPPORTUNITIES            MID CAP            MIDCAP VALUE
                                  HLS FUND             HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,615,302)          $(3,713,281)         $(3,391,671)
 Net realized gain (loss) on
  security transactions             5,796,276            16,084,711            5,267,587
 Net realized gain on
  distributions                   102,933,740            60,647,181           51,071,507
 Net unrealized appreciation
  (depreciation) of
  investments during the year      13,345,983           (14,302,333)         (47,077,196)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      120,460,697            58,716,278            5,870,227
                               --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                          5,870,847               849,427              415,318
 Net transfers                      4,450,099           (22,953,093)         (16,925,855)
 Surrenders for benefit
  payments and fees               (67,272,772)          (83,689,994)         (34,549,163)
 Net annuity transactions             127,258                (5,573)             (76,858)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (56,824,568)         (105,799,233)         (51,136,558)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets                       63,636,129           (47,082,955)         (45,266,331)
NET ASSETS:
 Beginning of year                503,718,669           442,500,327          330,218,907
                               --------------       ---------------       --------------
 End of year                     $567,354,798          $395,417,372         $284,952,576
                               ==============       ===============       ==============

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                         HARTFORD
                                   HARTFORD              MORTGAGE
                                 MONEY MARKET           SECURITIES
                                   HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $11,771,241           $6,421,046
 Net realized gain (loss) on
  security transactions                      --             (523,153)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --           (2,517,615)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         11,771,241            3,380,278
                                ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            5,035,745            1,419,558
 Net transfers                      327,254,278           (8,677,804)
 Surrenders for benefit
  payments and fees                (253,479,856)         (27,442,043)
 Net annuity transactions              (185,001)            (110,912)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  78,625,166          (34,811,201)
                                ---------------       --------------
 Net increase (decrease) in
  net assets                         90,396,407          (31,430,923)
NET ASSETS:
 Beginning of year                  305,530,080          193,830,054
                                ---------------       --------------
 End of year                       $395,926,487         $162,399,131
                                ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD                                 HARTFORD U.S.
                                       HARTFORD             SMALLCAP                                   GOVERNMENT
                                    SMALL COMPANY            GROWTH            HARTFORD STOCK          SECURITIES
                                       HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,435,325)         $(2,339,084)           $(6,271,796)          $5,621,504
 Net realized gain (loss) on
  security transactions                  3,500,165            1,545,778             81,053,862             (178,141)
 Net realized gain on
  distributions                         40,275,857           12,393,412            214,554,113                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,041,808)         (16,658,647)          (210,820,250)           1,093,810
                                    --------------       --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,298,889           (5,058,541)            78,515,929            6,537,173
                                    --------------       --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,428,892            2,349,279             11,685,185            2,217,143
 Net transfers                          (8,318,283)          (6,555,953)           (72,153,478)          26,921,543
 Surrenders for benefit
  payments and fees                    (41,549,322)         (18,046,602)          (242,021,482)         (31,723,440)
 Net annuity transactions                  (47,793)             (17,209)            (2,843,853)              (3,560)
                                    --------------       --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,486,506)         (22,270,485)          (305,333,628)          (2,588,314)
                                    --------------       --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (14,187,617)         (27,329,026)          (226,817,699)           3,948,859
NET ASSETS:
 Beginning of year                     287,701,477          183,004,090          1,674,747,984          240,751,994
                                    --------------       --------------       ----------------       --------------
 End of year                          $273,513,860         $155,675,064         $1,447,930,285         $244,700,853
                                    ==============       ==============       ================       ==============


                                                    HARTFORD VALUE          HARTFORD
                               HARTFORD VALUE       OPPORTUNITIES        EQUITY INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(416,272)           $(490,426)            $650,492
 Net realized gain (loss) on
  security transactions             1,072,597              412,199              168,674
 Net realized gain on
  distributions                    12,375,630           18,018,101            4,172,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,356,164)         (27,169,229)             476,631
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,675,791           (9,229,355)           5,468,661
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,168,584            2,705,427            1,413,630
 Net transfers                     (2,463,050)           2,395,556            7,465,014
 Surrenders for benefit
  payments and fees               (14,339,728)         (16,324,460)         (12,898,570)
 Net annuity transactions             (26,920)             (77,681)              35,786
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (15,661,114)         (11,301,158)          (3,984,140)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (5,985,323)         (20,530,513)           1,484,521
NET ASSETS:
 Beginning of year                133,803,312          133,929,445           99,896,975
                               --------------       --------------       --------------
 End of year                     $127,817,989         $113,398,932         $101,381,496
                               ==============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                     INCOME EQUITY              DIVIDEND
                                         FUND                 CAPTURE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $86,445                 $583,886
 Net realized gain (loss) on
  security transactions                    735,860                   82,161
 Net realized gain on
  distributions                            920,771                1,502,440
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,768,483)              (4,399,659)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (25,407)              (2,231,172)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 309,492                  461,235
 Net transfers                          (1,037,716)                (843,831)
 Surrenders for benefit
  payments and fees                     (2,779,602)              (2,926,585)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,507,826)              (3,309,181)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,533,233)              (5,540,353)
NET ASSETS:
 Beginning of year                      27,983,473               32,144,665
                                     -------------            -------------
 End of year                           $24,450,240              $26,604,312
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                    HUNTINGTON VA              MID CORP               NEW ECONOMY               ROTATING
                                     GROWTH FUND             AMERICA FUND                 FUND                MARKETS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(161,407)               $(173,272)               $(91,140)               $(42,687)
 Net realized gain (loss) on
  security transactions                   618,212                1,059,672                 260,276                 195,035
 Net realized gain on
  distributions                             2,103                  206,316                 134,086                 268,847
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,321,931                  156,252                 377,384                 (12,814)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,780,839                1,248,968                 680,606                 408,381
                                    -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                180,028                  248,250                 154,970                 140,294
 Net transfers                           (815,094)                (647,307)               (104,533)                 76,315
 Surrenders for benefit
  payments and fees                    (1,456,306)              (1,973,907)               (548,170)               (508,446)
 Net annuity transactions                      --                       --                      --                      --
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,091,372)              (2,372,964)               (497,733)               (291,837)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (310,533)              (1,123,996)                182,873                 116,544
NET ASSETS:
 Beginning of year                     14,706,487               17,572,752               6,360,925               5,532,710
                                    -------------            -------------            ------------            ------------
 End of year                          $14,395,954              $16,448,756              $6,543,798              $5,649,254
                                    =============            =============            ============            ============

                                   HUNTINGTON VA                                   HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(31,917)               $(36,184)                 $7,800
 Net realized gain (loss) on
  security transactions                    8,624                  43,567                   7,295
 Net realized gain on
  distributions                            4,159                 484,867                     267
 Net unrealized appreciation
  (depreciation) of
  investments during the year            264,599                (605,161)                  9,493
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             245,465                (112,911)                 24,855
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               276,658                  53,336                  45,544
 Net transfers                         1,211,948                (109,691)                219,611
 Surrenders for benefit
  payments and fees                     (176,828)               (437,790)               (241,377)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,311,778                (494,145)                 23,778
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,557,243                (607,056)                 48,633
NET ASSETS:
 Beginning of year                     1,394,629               3,358,130               1,068,512
                                    ------------            ------------            ------------
 End of year                          $2,951,872              $2,751,074              $1,117,145
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                    HUNTINGTON VA            BLACKROCK
                                     SITUS SMALL           GLOBAL GROWTH
                                       CAP FUND              V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(46,019)              $(1,012)
 Net realized gain (loss) on
  security transactions                    60,106                23,373
 Net realized gain on
  distributions                           190,063                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             110,157                32,148
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              314,307                54,509
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                167,263                    --
 Net transfers                             59,202                 9,135
 Surrenders for benefit
  payments and fees                      (374,182)              (77,093)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (147,717)              (67,958)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              166,590               (13,449)
NET ASSETS:
 Beginning of year                      3,271,459               183,079
                                     ------------            ----------
 End of year                           $3,438,049              $169,630
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK
                                    LARGE CAP           VAN KAMPEN UIF
                                      GROWTH            U.S REAL ESTATE          EQUITY AND             MID CAP
                                    V. I. FUND             PORTFOLIO               INCOME                GROWTH
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,545)               $(3,288)               $2,140               $(4,657)
 Net realized gain (loss) on
  security transactions                 12,638                (43,725)                 (462)                5,145
 Net realized gain on
  distributions                             --                 71,173                 9,669                17,555
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (630)              (171,975)               (8,205)               46,428
                                    ----------            -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,463               (147,815)                3,142                64,471
                                    ----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 32,180                15,983                 9,461
 Net transfers                          11,364               (127,339)              281,241               106,020
 Surrenders for benefit
  payments and fees                    (58,562)               (49,866)               19,789               (60,251)
 Net annuity transactions                   --                     --                    --                    --
                                    ----------            -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,198)              (145,025)              317,013                55,230
                                    ----------            -----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (36,735)              (292,840)              320,155               119,701
NET ASSETS:
 Beginning of year                     160,771                802,715               204,299               337,533
                                    ----------            -----------            ----------            ----------
 End of year                          $124,036               $509,875              $524,454              $457,234
                                    ==========            ===========            ==========            ==========

                                                                                MTB MANAGED
                                                                                 ALLOCATION
                                                                                  FUND --
                                  MTB LARGE CAP         MTB LARGE CAP             MODERATE
                                  GROWTH FUND II        VALUE FUND II            GROWTH II
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,829)              $(5,080)                $25,010
 Net realized gain (loss) on
  security transactions                  3,037                 1,465                   8,952
 Net realized gain on
  distributions                         54,403                32,109                 133,928
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,623               (28,417)                 56,226
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            55,234                    77                 224,116
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              26,657                50,088                  68,586
 Net transfers                          (9,973)               10,428                   1,225
 Surrenders for benefit
  payments and fees                    (16,988)              (29,485)               (269,561)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (304)               31,031                (199,750)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            54,930                31,108                  24,366
NET ASSETS:
 Beginning of year                     739,633               868,452               4,300,291
                                    ----------            ----------            ------------
 End of year                          $794,563              $899,560              $4,324,657
                                    ==========            ==========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    MTB MANAGED
                                    ALLOCATION          COLUMBIA MARSICO
                                      FUND --             INTERNATIONAL
                                    AGGRESSIVE            OPPORTUNITIES
                                     GROWTH II               FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8                $(625,170)
 Net realized gain (loss) on
  security transactions                      6                2,376,906
 Net realized gain on
  distributions                            471                1,806,773
 Net unrealized appreciation
  (depreciation) of
  investments during the year              168                3,933,256
                                     ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               653                7,491,765
                                     ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                  213,855
 Net transfers                               1               (1,164,248)
 Surrenders for benefit
  payments and fees                         --               (6,390,600)
 Net annuity transactions                   --                     (883)
                                     ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          1               (7,341,876)
                                     ---------            -------------
 Net increase (decrease) in
  net assets                               654                  149,889
NET ASSETS:
 Beginning of year                      10,093               46,381,710
                                     ---------            -------------
 End of year                           $10,747              $46,531,599
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA MARSICO                                   COLUMBIA MARSICO
                                    COLUMBIA HIGH           FOCUSED EQUITIES          COLUMBIA MARSICO           21ST CENTURY
                                    YIELD FUND VS               FUND VS                GROWTH FUND VS               FUND VS
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $779,625                 $(971,778)                $(682,386)               $(131,047)
 Net realized gain (loss) on
  security transactions                   499,120                 6,197,566                 4,492,735                  340,951
 Net realized gain on
  distributions                                --                        --                        --                  736,919
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,186,986)                3,558,537                 3,781,644                1,345,095
                                    -------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,759                 8,784,325                 7,591,993                2,291,918
                                    -------------            --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 49,142                   162,205                   112,610                   96,074
 Net transfers                             12,354                (5,168,270)               (2,193,943)                 699,256
 Surrenders for benefit
  payments and fees                    (3,033,980)              (15,017,108)              (10,190,755)              (1,918,664)
 Net annuity transactions                    (654)                   (3,038)                   (4,255)                      --
                                    -------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,973,138)              (20,026,211)              (12,276,343)              (1,123,334)
                                    -------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (2,881,379)              (11,241,886)               (4,684,350)               1,168,584
NET ASSETS:
 Beginning of year                     23,991,381                84,898,555                54,612,383               13,773,723
                                    -------------            --------------            --------------            -------------
 End of year                          $21,110,002               $73,656,669               $49,928,033              $14,942,307
                                    =============            ==============            ==============            =============


                                  COLUMBIA MARSICO          OPPENHEIMER
                                    MIDCAP GROWTH        GLOBAL SECURITIES        PUTNAM SMALL
                                       FUND VS                  FUND               CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(351,574)              $(2,151)              $(2,684)
 Net realized gain (loss) on
  security transactions                   532,734                   500                (4,763)
 Net realized gain on
  distributions                         4,425,631                23,391                37,520
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (717,454)               (5,587)              (88,800)
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,889,337                16,153               (58,727)
                                    -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                128,798                35,310                23,754
 Net transfers                           (622,310)              426,051               104,135
 Surrenders for benefit
  payments and fees                    (2,916,376)              (52,740)              (43,990)
 Net annuity transactions                      --                    --                    --
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,409,888)              408,621                83,899
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets                              479,449               424,774                25,172
NET ASSETS:
 Beginning of year                     23,108,190               410,361               294,675
                                    -------------            ----------            ----------
 End of year                          $23,587,639              $835,135              $319,847
                                    =============            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PIMCO VIT              PIONEER FUND
                                    REAL RETURN            VCT PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (F)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10,325                  $362,297
 Net realized gain (loss) on
  security transactions                    (386)                3,111,165
 Net realized gain on
  distributions                           1,614                 3,191,849
 Net unrealized appreciation
  (depreciation) of
  investments during the year            31,092                (4,552,952)
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             42,645                 2,112,359
                                     ----------            --------------
UNIT TRANSACTIONS:
 Purchases                               13,963                   531,591
 Net transfers                          608,395                (6,701,952)
 Surrenders for benefit
  payments and fees                     (54,076)              (16,199,538)
 Net annuity transactions                    --                        --
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     568,282               (22,369,899)
                                     ----------            --------------
 Net increase (decrease) in
  net assets                            610,927               (20,257,540)
NET ASSETS:
 Beginning of year                       92,112                95,300,011
                                     ----------            --------------
 End of year                           $703,039               $75,042,471
                                     ==========            ==============

(f) Effective November 9, 2007, Pioneer VCT Value Portfolio merged with Pioneer Fund VCT Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PIONEER VCT OAK        PIONEER MID CAP
                                   RIDGE LARGE CAP           VALUE VCT            JENNISON 20/20             JENNISON
                                  GROWTH PORTFOLIO           PORTFOLIO           FOCUS PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(198,917)              $(1,446)               $(10,641)               $(20,222)
 Net realized gain (loss) on
  security transactions                   183,878                (1,935)                 53,260                  15,753
 Net realized gain on
  distributions                            50,969                29,220                  71,164                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             784,728               (26,151)                (49,309)                136,582
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              820,658                  (312)                 64,474                 132,113
                                    -------------            ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 89,771                12,722                   3,365                   2,048
 Net transfers                             35,055               136,786                (227,314)                 26,590
 Surrenders for benefit
  payments and fees                    (1,864,238)              (22,218)                (90,369)               (125,232)
 Net annuity transactions                      --                    --                      --                  (1,164)
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,739,412)              127,290                (314,318)                (97,758)
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets                             (918,754)              126,978                (249,844)                 34,355
NET ASSETS:
 Beginning of year                     13,113,092               133,702               1,017,225               1,399,972
                                    -------------            ----------            ------------            ------------
 End of year                          $12,194,338              $260,680                $767,381              $1,434,327
                                    =============            ==========            ============            ============

                                                        PRUDENTIAL SERIES           ROYCE
                                     PRUDENTIAL           INTERNATIONAL           SMALL-CAP
                                  VALUE PORTFOLIO             GROWTH              PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,724)              $(4,964)              $(8,430)
 Net realized gain (loss) on
  security transactions                  144,458                15,380                     2
 Net realized gain on
  distributions                          116,310                54,220                37,373
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (240,214)               (9,425)              (78,066)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              14,830                55,211               (49,121)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                15,679                 4,100                28,423
 Net transfers                            (3,118)              (41,656)              567,897
 Surrenders for benefit
  payments and fees                     (131,904)               (5,712)              (37,996)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (119,343)              (43,268)              558,324
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            (104,513)               11,943               509,203
NET ASSETS:
 Beginning of year                     1,089,377               387,789               436,268
                                    ------------            ----------            ----------
 End of year                            $984,864              $399,732              $945,471
                                    ============            ==========            ==========

(g) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                          WESTERN ASSET          LEGG MASON
                                           GOVERNMENT             PARTNERS
                                          MONEY MARKET          APPRECIATION
                                              FUND                  FUND
                                         SUB-ACCOUNT (H)        SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $697                 $(311)
 Net realized gain (loss) on security
  transactions                                     --                 3,914
 Net realized gain on distributions                --                13,144
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                  --                (5,828)
                                            ---------            ----------
 Net increase (decrease) in net
  assets resulting from operations                697                10,919
                                            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                    --
 Net transfers                                     --                    --
 Surrenders for benefit payments and
  fees                                         (1,708)              (25,185)
 Net annuity transactions                          --                    --
                                            ---------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                 (1,708)              (25,185)
                                            ---------            ----------
 Net increase (decrease) in net
  assets                                       (1,011)              (14,266)
NET ASSETS:
 Beginning of year                             19,198               172,514
                                            ---------            ----------
 End of year                                  $18,187              $158,248
                                            =========            ==========

(h) Formerly Smith Barney Government Fund. Change effective April 13, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  VICTORY VARIABLE
                                  WESTERN ASSET        UBS SERIES TRUST --           INSURANCE
                                   MONEY MARKET          U.S. ALLOCATION            DIVERSIFIED
                                       FUND                 PORTFOLIO                STOCK FUND              COMSTOCK
                                 SUB-ACCOUNT (I)           SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,610                  $138,992                $(16,241)                  $50
 Net realized gain (loss) on
  security transactions                     --                    71,584                 122,540                  (607)
 Net realized gain on
  distributions                             --                        --                 177,614                 3,401
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                   (35,750)               (107,330)              (11,794)
                                    ----------            --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,610                   174,826                 176,583                (8,950)
                                    ----------            --------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    16,981                   4,261                 6,790
 Net transfers                              --                  (635,593)                (94,854)               87,407
 Surrenders for benefit
  payments and fees                       (156)               (2,951,676)               (255,503)              (20,621)
 Net annuity transactions                   --                    53,661                      --                    --
                                    ----------            --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (156)               (3,516,627)               (346,096)               73,576
                                    ----------            --------------            ------------            ----------
 Net increase (decrease) in
  net assets                             8,454                (3,341,801)               (169,513)               64,626
NET ASSETS:
 Beginning of year                     223,544                16,845,724               2,340,700               125,291
                                    ----------            --------------            ------------            ----------
 End of year                          $231,998               $13,503,923              $2,171,187              $189,917
                                    ==========            ==============            ============            ==========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                 ASSET ALLOCATION        TOTAL RETURN         EQUITY INCOME
                                       FUND               BOND FUND                FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,057                $3,395                  $244
 Net realized gain (loss) on
  security transactions                     30                    28                   309
 Net realized gain on
  distributions                          5,538                    --                 8,589
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,290                 1,684                (7,261)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,915                 5,107                 1,881
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 100                 1,440                 1,320
 Net transfers                           2,799                 8,284                 7,033
 Surrenders for benefit
  payments and fees                        (50)                 (953)               (2,127)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,849                 8,771                 6,226
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            22,764                13,878                 8,107
NET ASSETS:
 Beginning of year                     342,677               104,562               127,837
                                    ----------            ----------            ----------
 End of year                          $365,441              $118,440              $135,944
                                    ==========            ==========            ==========

(i)  Formerly Smith Barney Cash Portfolio. Change effective April 13, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT
                                   INTERNATIONAL         LARGE COMPANY
                                     CORE FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,176)              $(2,677)
 Net realized gain (loss) on
  security transactions                     630                 1,082
 Net realized gain on
  distributions                          13,849                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,860                11,891
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,163                10,296
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                7,260                 3,255
 Net transfers                              443                 3,118
 Surrenders for benefit
  payments and fees                      (2,889)               (2,916)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,814                 3,457
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             21,977                13,753
NET ASSETS:
 Beginning of year                      181,689               174,063
                                     ----------            ----------
 End of year                           $203,666              $187,816
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          STI CLASSIC VT
                                  ADVANTAGE VT            LARGE CAP             STI CLASSIC VT
                                    SMALL CAP               GROWTH              LARGE CAP CORE
                                   GROWTH FUND            STOCK FUND             EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (J)         SUB-ACCOUNT (K)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(812)               $(52,741)               $(16,074)
 Net realized gain (loss) on
  security transactions                 1,161                  94,874                  94,350
 Net realized gain on
  distributions                         7,525                 212,672                 152,858
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,689)                205,182                (240,640)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,185                 459,987                  (9,506)
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,815                  77,352                  20,813
 Net transfers                         (5,679)               (209,047)                 55,393
 Surrenders for benefit
  payments and fees                      (720)               (483,436)               (374,024)
 Net annuity transactions                  --                      --                      --
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,584)               (615,131)               (297,818)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                              601                (155,144)               (307,324)
NET ASSETS:
 Beginning of year                     48,694               3,777,769               2,621,483
                                    ---------            ------------            ------------
 End of year                          $49,295              $3,622,625              $2,314,159
                                    =========            ============            ============


                                   STI CLASSIC VT          STI CLASSIC VT
                                    MID-CAP CORE          LARGE CAP VALUE
                                    EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (L)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,517)                $(5,590)
 Net realized gain (loss) on
  security transactions                   24,456                 245,894
 Net realized gain on
  distributions                          246,188                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (191,099)               (178,490)
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,028                  61,814
                                    ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                10,406                   3,991
 Net transfers                             4,339                 (72,400)
 Surrenders for benefit
  payments and fees                     (126,201)               (549,430)
 Net annuity transactions                     --                      --
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (111,456)               (617,839)
                                    ------------            ------------
 Net increase (decrease) in
  net assets                             (57,428)               (556,025)
NET ASSETS:
 Beginning of year                     1,583,716               1,968,157
                                    ------------            ------------
 End of year                          $1,526,288              $1,412,132
                                    ============            ============

(j) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

(k) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(l)  Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)       ALLIANCEBERNSTEIN
                                       VP CAPITAL             INTERNATIONAL
                                   APPRECIATION FUND            VALUE FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(61,983)                 $(5,927)
 Net realized gain (loss) on
  security transactions                    (21,479)                  (1,063)
 Net realized gain on
  distributions                                 --                    1,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year              709,117                  216,266
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               625,655                  210,658
                                      ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 315,290                   29,516
 Net transfers                             234,701                1,893,715
 Surrenders for benefit
  payments and fees                       (388,695)                 (91,121)
 Net annuity transactions                     (457)                      --
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        160,839                1,832,110
                                      ------------             ------------
 Net increase (decrease) in
  net assets                               786,494                2,042,768
NET ASSETS:
 Beginning of year                       4,195,231                       --
                                      ------------             ------------
 End of year                            $4,981,725               $2,042,768
                                      ============             ============

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL                                                          ALLIANCEBERNSTEIN
                                    APPRECIATION             AIM V.I. CORE            AIM V.I. HIGH             VP GLOBAL
                                        FUND                  EQUITY FUND              YIELD FUND             BOND PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)(C)           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(90,623)                 $47,354                 $341,425                   $(685)
 Net realized gain (loss) on
  security transactions                  (522,325)              (3,496,313)                (557,590)                 (2,036)
 Net realized gain on
  distributions                                --                       --                       --                  17,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year             940,670                5,326,276                  677,526                  50,088
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              327,722                1,877,317                  461,361                  64,512
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                127,731                   26,124                    9,777                  61,453
 Net transfers                            202,501                 (655,270)                   2,695                 304,512
 Surrenders for benefit
  payments and fees                    (1,154,269)              (2,988,368)              (1,635,255)               (279,566)
 Net annuity transactions                    (895)                      --                       --                      --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (824,932)              (3,617,514)              (1,622,783)                 86,399
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (497,210)              (1,740,197)              (1,161,422)                150,911
NET ASSETS:
 Beginning of year                      7,421,973               15,861,370                6,081,554               1,914,402
                                    -------------            -------------            -------------            ------------
 End of year                           $6,924,763              $14,121,173               $4,920,132              $2,065,313
                                    =============            =============            =============            ============

                                 ALLIANCEBERNSTEIN
                                   VP GROWTH AND          AMERICAN FUNDS          BB&T MID CAP
                                  INCOME PORTFOLIO         GROWTH FUND             GROWTH VIF
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,704)                 $145                $(192,008)
 Net realized gain (loss) on
  security transactions                   17,283                   271                  120,988
 Net realized gain on
  distributions                          239,327                   273                1,097,540
 Net unrealized appreciation
  (depreciation) of
  investments during the year            410,776                 8,402                 (795,033)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             659,682                 9,091                  231,487
                                    ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                44,350                 6,257                  222,026
 Net transfers                          (213,472)              111,377                  (42,974)
 Surrenders for benefit
  payments and fees                     (665,229)                  (13)              (1,938,809)
 Net annuity transactions                 (8,298)                   --                       --
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (842,649)              117,621               (1,759,757)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets                            (182,967)              126,712               (1,528,270)
NET ASSETS:
 Beginning of year                     4,823,618                    --               19,416,018
                                    ------------            ----------            -------------
 End of year                          $4,640,651              $126,712              $17,887,748
                                    ============            ==========            =============

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                BB&T CAPITAL
                                   MANAGER                 BB&T LARGE
                                 EQUITY VIF                 CAP VIF
                                 SUB-ACCOUNT            SUB-ACCOUNT (D)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(30,429)                 $(16,550)
 Net realized gain (loss) on
  security transactions                57,060                 1,802,504
 Net realized gain on
  distributions                       331,993                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,030,923                12,895,102
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,389,547                14,681,056
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             73,517                   352,131
 Net transfers                        688,908                   369,231
 Surrenders for benefit
  payments and fees                  (811,660)              (10,974,992)
 Net annuity transactions                  --                     2,382
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (49,235)              (10,251,248)
                                -------------            --------------
 Net increase (decrease) in
  net assets                        1,340,312                 4,429,808
NET ASSETS:
 Beginning of year                  9,774,894                80,631,740
                                -------------            --------------
 End of year                      $11,115,206               $85,061,548
                                =============            ==============

(d) Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     BB&T SPECIAL                                       CALVERT
                                BB&T LARGE CAP       OPPORTUNITIES             BB&T TOTAL           SOCIAL BALANCED
                                  GROWTH VIF          EQUITY VIF            RETURN BOND VIF            PORTFOLIO
                                SUB-ACCOUNT (E)       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(100,886)          $(124,446)                $51,004                 $33,778
 Net realized gain (loss)
  on security transactions             185,588             104,884                  (7,885)                 43,152
 Net realized gain on
  distributions                         27,037             425,328                      --                  57,356
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 152,110           1,514,185                 (12,652)                101,936
                                 -------------       -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      263,849           1,919,951                  30,467                 236,222
                                 -------------       -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              91,496             111,236                   4,893                 177,852
 Net transfers                        (576,684)           (504,346)                 58,441                 (91,873)
 Surrenders for benefit
  payments and fees                   (946,245)           (550,883)               (170,819)               (567,554)
 Net annuity transactions                   --                  --                      --                 (24,862)
                                 -------------       -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,431,433)           (943,993)               (107,485)               (506,437)
                                 -------------       -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     (1,167,584)            975,958                 (77,018)               (270,215)
NET ASSETS:
 Beginning of year                  11,032,070           9,062,368               1,855,003               3,607,637
                                 -------------       -------------            ------------            ------------
 End of year                        $9,864,486         $10,038,326              $1,777,985              $3,337,422
                                 =============       =============            ============            ============

                                   COLUMBIA              COLUMBIA SMALL              COLUMBIA
                               ASSET ALLOCATION          COMPANY GROWTH           LARGE CAP VALUE
                                    FUND VS                  FUND VS                  FUND VS
                                SUB-ACCOUNT (F)          SUB-ACCOUNT (G)          SUB-ACCOUNT (H)
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $274,096                $(268,826)                $506,147
 Net realized gain (loss)
  on security transactions             572,468                3,009,963                6,667,969
 Net realized gain on
  distributions                        982,375                3,471,587                2,861,882
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,186,523)              (4,481,635)              (5,136,798)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                      642,416                1,731,089                4,899,200
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              14,580                  125,659                  108,433
 Net transfers                       1,018,466                  213,193                  878,413
 Surrenders for benefit
  payments and fees                 (1,963,922)              (2,234,972)              (4,381,631)
 Net annuity transactions                   --                       --                       --
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (930,876)              (1,896,120)              (3,394,785)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       (288,460)                (165,031)               1,504,415
NET ASSETS:
 Beginning of year                   8,786,229               16,782,484               31,844,923
                                 -------------            -------------            -------------
 End of year                        $8,497,769              $16,617,453              $33,349,338
                                 =============            =============            =============

(e)  Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

(f)  Formerly Nations Asset Allocation Portfolio. Change effective May 1, 2006.

(g)  Formerly Nations Small Company Portfolio. Change effective May 1, 2006.

(h) Formerly Nations Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     EVERGREEN VA        EVERGREEN VA
                                     BALANCED FUND        GROWTH FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $76,074           $(166,146)
 Net realized gain (loss) on
  security transactions                     32,646             633,585
 Net realized gain on
  distributions                                 --             590,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year              437,437               7,959
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               546,157           1,065,602
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 113,989              66,281
 Net transfers                             224,284            (616,560)
 Surrenders for benefit
  payments and fees                     (1,158,439)         (2,137,442)
 Net annuity transactions                  115,688              39,211
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (704,478)         (2,648,510)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (158,321)         (1,582,908)
NET ASSETS:
 Beginning of year                       7,209,242          12,458,314
                                     -------------       -------------
 End of year                            $7,050,921         $10,875,406
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA                                      EVERGREEN VA            EVERGREEN VA
                               INTERNATIONAL            EVERGREEN VA            SPECIAL VALUES           HIGH INCOME
                                EQUITY FUND              OMEGA FUND                  FUND                    FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $650,428                $(119,672)               $(176,154)               $9,907
 Net realized gain (loss) on
  security transactions              845,619                 (227,293)                  51,335                (4,352)
 Net realized gain on
  distributions                    1,479,546                       --                2,752,291                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,759,714                  671,905                1,436,739                 8,054
                               -------------            -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,735,307                  324,940                4,064,211                13,609
                               -------------            -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                           292,005                   76,064                  498,296                    --
 Net transfers                       253,467                 (689,209)               2,608,643               (72,028)
 Surrenders for benefit
  payments and fees               (3,988,150)              (1,134,647)              (1,720,748)              (13,443)
 Net annuity transactions             56,144                     (979)                      --                    --
                               -------------            -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,386,534)              (1,748,771)               1,386,191               (85,471)
                               -------------            -------------            -------------            ----------
 Net increase (decrease) in
  net assets                       2,348,773               (1,423,831)               5,450,402               (71,862)
NET ASSETS:
 Beginning of year                28,491,439                9,197,623               20,043,763               254,672
                               -------------            -------------            -------------            ----------
 End of year                     $30,840,212               $7,773,792              $25,494,165              $182,810
                               =============            =============            =============            ==========

                                    EVERGREEN VA
                                     FUNDAMENTAL           FIDELITY(R) VIP      FIDELITY(R) VIP
                                   LARGE CAP FUND         ASSET MANAGER(TM)         GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(40,524)                $66,784            $(130,374)
 Net realized gain (loss) on
  security transactions                   889,710                 (68,559)            (450,017)
 Net realized gain on
  distributions                           254,960                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             652,471                 250,676            1,404,304
                                    -------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,756,617                 248,901              823,913
                                    -------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                 44,628                 314,969              914,116
 Net transfers                           (847,370)               (323,148)          (1,323,975)
 Surrenders for benefit
  payments and fees                    (3,519,132)               (477,536)          (1,407,474)
 Net annuity transactions                 107,850                      --                 (454)
                                    -------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,214,024)               (485,715)          (1,817,787)
                                    -------------            ------------        -------------
 Net increase (decrease) in
  net assets                           (2,457,407)               (236,814)            (993,874)
NET ASSETS:
 Beginning of year                     18,357,613               4,498,679           16,106,697
                                    -------------            ------------        -------------
 End of year                          $15,900,206              $4,261,865          $15,112,823
                                    =============            ============        =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP          FIDELITY(R) VIP
                                 CONTRAFUND(R)               OVERSEAS
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,943                 $(25,623)
 Net realized gain (loss) on
  security transactions                347,606                   (3,221)
 Net realized gain on
  distributions                      2,121,360                   35,797
 Net unrealized appreciation
  (depreciation) of
  investments during the year           52,543                  922,751
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         2,530,452                  929,704
                                 -------------             ------------
UNIT TRANSACTIONS:
 Purchases                           1,393,789                  348,922
 Net transfers                        (644,635)                 586,409
 Surrenders for benefit
  payments and fees                 (1,782,636)                (545,510)
 Net annuity transactions                  (50)                      --
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (1,033,532)                 389,821
                                 -------------             ------------
 Net increase (decrease) in
  net assets                         1,496,920                1,319,525
NET ASSETS:
 Beginning of year                  25,176,848                5,388,357
                                 -------------             ------------
 End of year                       $26,673,768               $6,707,882
                                 =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          FIFTH THIRD              FIFTH THIRD
                                 FRANKLIN INCOME            BALANCED            DISCIPLINED VALUE         FIFTH THIRD MID
                                 SECURITIES FUND            VIP FUND                VIP FUND               CAP VIP FUND
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,069)                $12,935                  $83,005                $(205,312)
 Net realized gain (loss) on
  security transactions                    432                  16,512                  183,982                  378,543
 Net realized gain on
  distributions                            182                  12,380                  214,839                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,397                  45,753                1,765,490                1,000,486
                                    ----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            38,942                  87,580                2,247,316                1,173,717
                                    ----------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               7,927                  21,225                  246,846                  243,707
 Net transfers                         550,011                (144,873)                (543,311)                (250,873)
 Surrenders for benefit
  payments and fees                       (153)                (77,994)              (1,136,926)              (1,356,183)
 Net annuity transactions                   --                      --                       --                       --
                                    ----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    557,785                (201,642)              (1,433,391)              (1,363,349)
                                    ----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           596,727                (114,062)                 813,925                 (189,632)
NET ASSETS:
 Beginning of year                          --               1,300,723               12,915,036               13,955,777
                                    ----------            ------------            -------------            -------------
 End of year                          $596,727              $1,186,661              $13,728,961              $13,766,145
                                    ==========            ============            =============            =============

                                     FIFTH THIRD             FIRST HORIZON
                                   QUALITY GROWTH        CAPITAL APPRECIATION      FIRST HORIZON CORE
                                      VIP FUND                 PORTFOLIO            EQUITY PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT (I)          SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(91,852)                 $(7,712)                $(13,238)
 Net realized gain (loss) on
  security transactions                   226,022                 (260,550)                (341,855)
 Net realized gain on
  distributions                                --                  847,321                  632,884
 Net unrealized appreciation
  (depreciation) of
  investments during the year             287,411                 (256,349)                (219,240)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              421,581                  322,710                   58,551
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                191,688                       60                    4,503
 Net transfers                           (165,289)              (3,998,264)              (9,603,152)
 Surrenders for benefit
  payments and fees                    (1,220,131)                 (37,748)                 (97,349)
 Net annuity transactions                      --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,193,732)              (4,035,952)              (9,695,998)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (772,151)              (3,713,242)              (9,637,447)
NET ASSETS:
 Beginning of year                     13,234,691                3,713,242                9,637,447
                                    -------------            -------------            -------------
 End of year                          $12,462,540                     $ --                     $ --
                                    =============            =============            =============

(a)  From inception, April 17, 2006 to December 31, 2006.

(i)  Fund closed February 22, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD            HARTFORD TOTAL
                                        ADVISERS             RETURN BOND
                                        HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $26,577,874            $34,842,584
 Net realized gain (loss) on
  security transactions                   86,594,027                426,966
 Net realized gain on
  distributions                          214,104,472                150,495
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (60,709,273)            (2,086,912)
                                    ----------------       ----------------
 Net increase (decrease) in net
  assets resulting from operations       266,567,100             33,333,133
                                    ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                22,840,651             11,382,576
 Net transfers                          (110,328,573)            48,375,366
 Surrenders for benefit payments
  and fees                              (529,186,444)          (171,859,181)
 Net annuity transactions                 (1,693,686)              (463,737)
                                    ----------------       ----------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (618,368,052)          (112,564,976)
                                    ----------------       ----------------
 Net increase (decrease) in net
  assets                                (351,800,952)           (79,231,843)
NET ASSETS:
 Beginning of year                     3,338,380,867          1,129,973,990
                                    ----------------       ----------------
 End of year                          $2,986,579,915         $1,050,742,147
                                    ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HARTFORD               HARTFORD
                                CAPITAL              DIVIDEND AND                                          HARTFORD
                              APPRECIATION              GROWTH                HARTFORD FOCUS           GLOBAL ADVISERS
                                HLS FUND               HLS FUND                  HLS FUND                  HLS FUND
                              SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(4,222,473)            $4,573,778                $(161,350)               $1,426,572
 Net realized gain (loss)
  on security transactions        42,382,867             15,670,021                  261,679                 1,762,669
 Net realized gain on
  distributions                  508,738,784            134,706,760                1,594,634                 3,545,897
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            23,504,366            157,062,368                 (196,870)                  363,406
                            ----------------       ----------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                570,403,544            312,012,927                1,498,093                 7,098,544
                            ----------------       ----------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                        14,975,094             23,047,768                  408,264                   809,792
 Net transfers                  (117,896,203)            24,760,706               (1,724,883)                 (948,255)
 Surrenders for benefit
  payments and fees             (507,209,108)          (237,477,412)              (2,366,445)              (16,042,726)
 Net annuity transactions           (842,910)              (166,880)                      --                   (56,202)
                            ----------------       ----------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (610,973,127)          (189,835,818)              (3,683,064)              (16,237,391)
                            ----------------       ----------------            -------------            --------------
 Net increase (decrease)
  in net assets                  (40,569,583)           122,177,109               (2,184,971)               (9,138,847)
NET ASSETS:
 Beginning of year             4,156,913,393          1,789,393,712               22,236,554               107,028,504
                            ----------------       ----------------            -------------            --------------
 End of year                  $4,116,343,810         $1,911,570,821              $20,051,583               $97,889,657
                            ================       ================            =============            ==============

                                                            HARTFORD
                                HARTFORD GLOBAL         GLOBAL FINANCIAL         HARTFORD
                                COMMUNICATIONS              SERVICES          GLOBAL HEALTH
                                   HLS FUND                 HLS FUND             HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $24,187                  $19,127          $(1,572,183)
 Net realized gain (loss)
  on security transactions             470,283                  360,773            2,636,169
 Net realized gain on
  distributions                      1,329,776                  515,484           16,367,423
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (532,854)               1,351,835           (7,019,086)
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,291,392                2,247,219           10,412,323
                                 -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,318                    4,709              291,915
 Net transfers                      (1,312,993)                (553,802)          (4,677,461)
 Surrenders for benefit
  payments and fees                   (911,957)              (1,135,803)         (12,996,424)
 Net annuity transactions                 (460)                      --               48,050
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,224,092)              (1,684,896)         (17,333,920)
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets                       (932,700)                 562,323           (6,921,597)
NET ASSETS:
 Beginning of year                   8,511,211               12,814,273          120,139,461
                                 -------------            -------------       --------------
 End of year                        $7,578,511              $13,376,596         $113,217,864
                                 =============            =============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   HARTFORD                 HARTFORD
                                GLOBAL LEADERS          GLOBAL TECHNOLOGY
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,948,460)               $(441,444)
 Net realized gain (loss) on
  security transactions                970,114               (1,422,828)
 Net realized gain on
  distributions                     14,035,828                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       17,285,004                4,428,065
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        30,342,486                2,563,793
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,504,391                   54,130
 Net transfers                      (5,036,372)              (2,252,545)
 Surrenders for benefit
  payments and fees                (28,011,317)              (3,180,404)
 Net annuity transactions               (3,814)                    (370)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (29,547,112)              (5,379,189)
                                --------------            -------------
 Net increase (decrease) in
  net assets                           795,374               (2,815,396)
NET ASSETS:
 Beginning of year                 260,605,442               32,824,069
                                --------------            -------------
 End of year                      $261,400,816              $30,008,673
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               HARTFORD
                             DISCIPLINED                                       HARTFORD GROWTH
                                EQUITY               HARTFORD GROWTH            OPPORTUNITIES             HARTFORD HIGH
                               HLS FUND                  HLS FUND                  HLS FUND               YIELD HLS FUND
                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                       $(1,271,519)              $(1,845,115)              $(1,512,605)              $25,788,484
 Net realized gain (loss)
  on security transactions        (511,070)                  866,510                  (416,008)                1,316,314
 Net realized gain on
  distributions                         --                 7,483,543                18,848,717                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          27,793,302                (2,803,719)                   (5,750)               (9,063,128)
                            --------------            --------------            --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations               26,010,713                 3,701,219                16,914,354                18,041,670
                            --------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                       3,899,360                 2,781,311                 7,856,637                 2,091,495
 Net transfers                   4,688,936                   350,522                 4,264,586                   247,508
 Surrenders for benefit
  payments and fees            (26,585,983)              (14,211,359)              (16,984,621)              (25,968,241)
 Net annuity transactions          (29,241)                    2,230                   (18,578)                  (39,298)
                            --------------            --------------            --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (18,026,928)              (11,077,296)               (4,881,976)              (23,668,536)
                            --------------            --------------            --------------            --------------
 Net increase (decrease)
  in net assets                  7,983,785                (7,376,077)               12,032,378                (5,626,866)
NET ASSETS:
 Beginning of year             254,116,267               128,568,424               175,769,890               205,819,913
                            --------------            --------------            --------------            --------------
 End of year                  $262,100,052              $121,192,347              $187,802,268              $200,193,047
                            ==============            ==============            ==============            ==============

                                                    HARTFORD
                                                 INTERNATIONAL                HARTFORD
                                                    CAPITAL                INTERNATIONAL
                            HARTFORD INDEX        APPRECIATION             SMALL COMPANY
                               HLS FUND             HLS FUND                  HLS FUND
                             SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $1,402,451          $(1,298,483)                 $412,043
 Net realized gain (loss)
  on security transactions      16,421,411              307,450                   702,092
 Net realized gain on
  distributions                 52,821,532           16,336,685                11,390,701
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (7,341,967)          22,727,770                10,087,032
                            --------------       --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations               63,303,427           38,073,422                22,591,868
                            --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                       4,641,785            7,633,689                 2,467,828
 Net transfers                 (17,863,902)          35,337,131                11,813,658
 Surrenders for benefit
  payments and fees            (78,024,797)         (18,935,789)              (12,308,662)
 Net annuity transactions         (604,687)             (18,553)                   (5,969)
                            --------------       --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (91,851,601)          24,016,478                 1,966,855
                            --------------       --------------            --------------
 Net increase (decrease)
  in net assets                (28,548,174)          62,089,900                24,558,723
NET ASSETS:
 Beginning of year             513,048,323          161,444,315                81,846,296
                            --------------       --------------            --------------
 End of year                  $484,500,149         $223,534,215              $106,405,019
                            ==============       ==============            ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD
                                INTERNATIONAL           HARTFORD
                                OPPORTUNITIES           MID CAP
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $4,839,461          $(1,342,769)
 Net realized gain (loss) on
  security transactions              3,165,082           10,563,796
 Net realized gain on
  distributions                     37,458,903           68,467,987
 Net unrealized appreciation
  (depreciation) of
  investments during the year       48,016,099          (32,204,535)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        93,479,545           45,484,479
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           8,333,781              679,179
 Net transfers                      41,164,179          (21,663,921)
 Surrenders for benefit
  payments and fees                (54,360,725)         (77,871,695)
 Net annuity transactions             (133,712)              93,074
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (4,996,477)         (98,763,363)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        88,483,068          (53,278,884)
NET ASSETS:
 Beginning of year                 415,235,601          495,779,211
                                --------------       --------------
 End of year                      $503,718,669         $442,500,327
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                  HARTFORD             HARTFORD              MORTGAGE                  HARTFORD
                                MIDCAP VALUE         MONEY MARKET           SECURITIES              SMALL COMPANY
                                  HLS FUND             HLS FUND              HLS FUND                  HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,223,467)           $9,848,738          $17,918,055               $(3,540,833)
 Net realized gain (loss) on
  security transactions             7,853,442                    --              707,286                13,735,701
 Net realized gain on
  distributions                    42,389,267                    --                   --                43,732,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,398,824                    --          (12,325,156)              (17,699,159)
                               --------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       49,418,066             9,848,738            6,300,185                36,228,701
                               --------------       ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            342,494             4,758,019            1,997,114                 1,012,974
 Net transfers                    (13,584,409)          131,205,527          (10,460,403)               (7,163,237)
 Surrenders for benefit
  payments and fees               (39,817,684)         (213,828,551)         (32,224,980)              (42,192,504)
 Net annuity transactions             (18,094)             (116,252)            (118,330)                    7,913
                               --------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (53,077,693)          (77,981,257)         (40,806,599)              (48,334,854)
                               --------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (3,659,627)          (68,132,519)         (34,506,414)              (12,106,153)
NET ASSETS:
 Beginning of year                333,878,534           373,662,599          228,336,468               299,807,630
                               --------------       ---------------       --------------            --------------
 End of year                     $330,218,907          $305,530,080         $193,830,054              $287,701,477
                               ==============       ===============       ==============            ==============

                                  HARTFORD                                 HARTFORD U.S.
                                  SMALLCAP                                   GOVERNMENT
                                   GROWTH            HARTFORD STOCK          SECURITIES
                                  HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,297,873)           $(1,220,368)          $4,663,474
 Net realized gain (loss) on
  security transactions               189,574             92,001,820              273,285
 Net realized gain on
  distributions                    11,886,424             93,494,274                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (682,687)            21,587,447              864,228
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,095,438            205,863,173            5,800,987
                               --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,865,523             16,964,472            2,765,703
 Net transfers                      1,965,149            (52,537,032)          27,851,459
 Surrenders for benefit
  payments and fees               (17,838,586)          (246,068,720)         (66,833,515)
 Net annuity transactions             (19,181)            (1,546,097)             (37,378)
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,027,095)          (283,187,377)         (36,253,731)
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                       (2,931,657)           (77,324,204)         (30,452,744)
NET ASSETS:
 Beginning of year                185,935,747          1,752,072,188          271,204,738
                               --------------       ----------------       --------------
 End of year                     $183,004,090         $1,674,747,984         $240,751,994
                               ==============       ================       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     HARTFORD VALUE
                                HARTFORD VALUE       OPPORTUNITIES
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(190,497)           $(206,915)
 Net realized gain (loss) on
  security transactions                703,220              253,580
 Net realized gain on
  distributions                      2,909,238           14,298,691
 Net unrealized appreciation
  (depreciation) of
  investments during the year       17,072,274            4,770,191
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        20,494,235           19,115,547
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,911,778            3,861,884
 Net transfers                      27,379,416           16,933,350
 Surrenders for benefit
  payments and fees                (12,897,517)         (13,251,183)
 Net annuity transactions              (29,405)              55,539
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 16,364,272            7,599,590
                                --------------       --------------
 Net increase (decrease) in
  net assets                        36,858,507           26,715,137
NET ASSETS:
 Beginning of year                  96,944,805          107,214,308
                                --------------       --------------
 End of year                      $133,803,312         $133,929,445
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD           HUNTINGTON VA        HUNTINGTON VA
                                  EQUITY INCOME        INCOME EQUITY          DIVIDEND           HUNTINGTON VA
                                    HLS FUND               FUND             CAPTURE FUND          GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $737,076             $120,783             $602,658            $(165,478)
 Net realized gain (loss) on
  security transactions                146,344              378,472              171,587              159,963
 Net realized gain on
  distributions                        131,950              814,386              713,657              175,645
 Net unrealized appreciation
  (depreciation) of
  investments during the year       11,704,217            1,532,471            2,779,266              690,466
                                   -----------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        12,719,587            2,846,112            4,267,168              860,596
                                   -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                           1,696,511              406,555              568,654              223,986
 Net transfers                      41,244,476             (541,439)            (376,328)            (564,089)
 Surrenders for benefit
  payments and fees                 (8,659,165)          (2,719,049)          (3,042,744)          (1,213,690)
 Net annuity transactions              (11,055)                  --                   --                   --
                                   -----------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 34,270,767           (2,853,933)          (2,850,418)          (1,553,793)
                                   -----------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets                        46,990,354               (7,821)           1,416,750             (693,197)
NET ASSETS:
 Beginning of year                  52,906,621           27,991,294           30,727,915           15,399,684
                                   -----------          -----------          -----------          -----------
 End of year                       $99,896,975          $27,983,473          $32,144,665          $14,706,487
                                   ===========          ===========          ===========          ===========

                                 HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA
                                    MID CORP          NEW ECONOMY           ROTATING
                                  AMERICA FUND            FUND            MARKETS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(204,350)           $(90,008)           $(49,080)
 Net realized gain (loss) on
  security transactions               462,707              65,105              52,048
 Net realized gain on
  distributions                       215,848              94,449             179,925
 Net unrealized appreciation
  (depreciation) of
  investments during the year         483,912             441,115             668,486
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          958,117             510,661             851,379
                                   ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            462,511             208,043             103,920
 Net transfers                       (199,814)            (46,993)            105,978
 Surrenders for benefit
  payments and fees                (1,796,515)           (491,983)           (470,719)
 Net annuity transactions                  --                  --                  --
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,533,818)           (330,933)           (260,821)
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         (575,701)            179,728             590,558
NET ASSETS:
 Beginning of year                 18,148,453           6,181,197           4,942,152
                                   ----------          ----------          ----------
 End of year                       $17,572,752         $6,360,925          $5,532,710
                                   ==========          ==========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND            MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(543)               $(45,857)
 Net realized gain (loss) on
  security transactions                     3,656                  20,601
 Net realized gain on
  distributions                             6,511                  40,796
 Net unrealized appreciation
  (depreciation) of
  investments during the year             147,808                 154,710
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              157,432                 170,250
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                145,630                 141,972
 Net transfers                            908,035                  87,415
 Surrenders for benefit
  payments and fees                       (21,116)               (241,620)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,032,549                 (12,233)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,189,981                 158,017
NET ASSETS:
 Beginning of year                        204,648               3,200,113
                                     ------------            ------------
 End of year                           $1,394,629              $3,358,130
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          BLACKROCK
                                   HUNTINGTON VA           HUNTINGTON VA            BLACKROCK             LARGE CAP
                                      MORTGAGE              SITUS SMALL           GLOBAL GROWTH             GROWTH
                                  SECURITIES FUND             CAP FUND              V.I. FUND             V. I. FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (J)       SUB-ACCOUNT (K)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,010)               $(48,650)                $(762)              $(1,843)
 Net realized gain (loss) on
  security transactions                      782                     965                 1,313                   843
 Net realized gain on
  distributions                               --                  39,307                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             18,150                  92,435                28,561                 9,457
                                    ------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              16,922                  84,057                29,112                 8,457
                                    ------------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   457                 360,841                    --                    --
 Net transfers                           804,460                 219,372                23,640                (5,616)
 Surrenders for benefit
  payments and fees                      (37,702)               (294,388)               (7,214)               (6,142)
 Net annuity transactions                     --                      --                    --                    --
                                    ------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      767,215                 285,825                16,426               (11,758)
                                    ------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             784,137                 369,882                45,538                (3,301)
NET ASSETS:
 Beginning of year                       284,375               2,901,577               137,541               164,072
                                    ------------            ------------            ----------            ----------
 End of year                          $1,068,512              $3,271,459              $183,079              $160,771
                                    ============            ============            ==========            ==========


                                  VAN KAMPEN UIF
                                 U.S REAL ESTATE          EQUITY AND             MID CAP
                                    PORTFOLIO               INCOME                GROWTH
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,921)                $(747)              $(2,199)
 Net realized gain (loss) on
  security transactions                    (41)                  205                   354
 Net realized gain on
  distributions                          5,430                   200                16,778
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,683                13,371                   739
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            75,151                13,029                15,672
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              24,577                 3,291                 3,496
 Net transfers                         705,571               187,755               328,213
 Surrenders for benefit
  payments and fees                     (2,584)                  224                (9,848)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    727,564               191,270               321,861
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           802,715               204,299               337,533
NET ASSETS:
 Beginning of year                          --                    --                    --
                                    ----------            ----------            ----------
 End of year                          $802,715              $204,299              $337,533
                                    ==========            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(j)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(k) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   MTB LARGE CAP         MTB LARGE CAP
                                   GROWTH FUND II        VALUE FUND II
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,586)              $(4,546)
 Net realized gain (loss) on
  security transactions                     609                   609
 Net realized gain on
  distributions                           7,752                58,824
 Net unrealized appreciation
  (depreciation) of
  investments during the year            57,372                62,531
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,147               117,418
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                9,319                14,159
 Net transfers                           22,622                11,429
 Surrenders for benefit
  payments and fees                     (11,669)              (21,051)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      20,272                 4,537
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             78,419               121,955
NET ASSETS:
 Beginning of year                      661,214               746,497
                                     ----------            ----------
 End of year                           $739,633              $868,452
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MTB MANAGED            MTB MANAGED
                                     ALLOCATION            ALLOCATION          COLUMBIA MARSICO
                                       FUND -                FUND -              INTERNATIONAL
                                      MODERATE             AGGRESSIVE            OPPORTUNITIES            COLUMBIA HIGH
                                     GROWTH II           GROWTH FUND II             FUND VS               YIELD FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (L)          SUB-ACCOUNT (M)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $43,401                 $120                $(501,187)                $227,562
 Net realized gain (loss) on
  security transactions                    8,026                    7                  349,438                  297,500
 Net realized gain on
  distributions                          207,821                  262                1,289,092                  202,713
 Net unrealized appreciation
  (depreciation) of
  investments during the year             89,811                  810                7,141,494                1,456,402
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             349,059                1,199                8,278,837                2,184,177
                                    ------------            ---------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                50,500                   --                  279,794                  159,671
 Net transfers                            79,385                   --                1,799,523                 (936,970)
 Surrenders for benefit
  payments and fees                     (273,229)                  (6)              (4,004,618)              (2,466,634)
 Net annuity transactions                     --                   --                     (853)                    (645)
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (143,344)                  (6)              (1,926,154)              (3,244,578)
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets                             205,715                1,193                6,352,683               (1,060,401)
NET ASSETS:
 Beginning of year                     4,094,576                8,900               40,029,027               25,051,782
                                    ------------            ---------            -------------            -------------
 End of year                          $4,300,291              $10,093              $46,381,710              $23,991,381
                                    ============            =========            =============            =============


                                   COLUMBIA MARSICO                                   COLUMBIA MARSICO
                                   FOCUSED EQUITIES          COLUMBIA MARSICO           21ST CENTURY
                                       FUND VS                GROWTH FUND VS               FUND VS
                                   SUB-ACCOUNT (N)           SUB-ACCOUNT (O)           SUB-ACCOUNT (P)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,191,884)                $(802,916)               $(155,905)
 Net realized gain (loss) on
  security transactions                  3,519,861                 2,302,535                   81,708
 Net realized gain on
  distributions                                 --                        --                  415,619
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,136,174                   868,877                1,753,605
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,464,151                 2,368,496                2,095,027
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 452,678                   285,759                  197,534
 Net transfers                          (3,853,662)               (2,014,235)               2,731,960
 Surrenders for benefit
  payments and fees                    (13,611,428)              (10,103,662)              (2,544,110)
 Net annuity transactions                  (22,519)                   (4,400)                      --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,034,931)              (11,836,538)                 385,384
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (11,570,780)               (9,468,042)               2,480,411
NET ASSETS:
 Beginning of year                      96,469,335                64,080,425               11,293,312
                                    --------------            --------------            -------------
 End of year                           $84,898,555               $54,612,383              $13,773,723
                                    ==============            ==============            =============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO          OPPENHEIMER
                                     MIDCAP GROWTH        GLOBAL SECURITIES
                                        FUND VS                  FUND
                                    SUB-ACCOUNT (Q)        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(363,545)              $(1,724)
 Net realized gain (loss) on
  security transactions                    269,683                     9
 Net realized gain on
  distributions                          1,091,830                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,348,487                40,015
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,346,455                38,300
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 197,567                 6,519
 Net transfers                            (101,927)              366,720
 Surrenders for benefit
  payments and fees                     (2,253,069)               (1,178)
 Net annuity transactions                       --                    --
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,157,429)              372,061
                                     -------------            ----------
 Net increase (decrease) in
  net assets                             1,189,026               410,361
NET ASSETS:
 Beginning of year                      21,919,164                    --
                                     -------------            ----------
 End of year                           $23,108,190              $410,361
                                     =============            ==========

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   PIONEER VCT OAK
                                   PUTNAM SMALL           PIMCO VIT        PIONEER FUND            RIDGE LARGE CAP
                                    CAP VALUE            REAL RETURN      VCT PORTFOLIO           GROWTH PORTFOLIO
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)     SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,141)              $1,325            $(232,660)               $(228,850)
 Net realized gain (loss) on
  security transactions                    (27)                 417              986,749                   12,273
 Net realized gain on
  distributions                             --                2,320                   --                  192,190
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,865               (3,105)           5,748,097                  118,833
                                    ----------            ---------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,697                  957            6,502,186                   94,446
                                    ----------            ---------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,824                1,217              406,568                  189,530
 Net transfers                         280,181               91,120           (3,293,307)                  76,439
 Surrenders for benefit
  payments and fees                     (4,027)              (1,182)          (9,162,471)              (2,112,105)
 Net annuity transactions                   --                   --                   --                       --
                                    ----------            ---------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    278,978               91,155          (12,049,210)              (1,846,136)
                                    ----------            ---------       --------------            -------------
 Net increase (decrease) in
  net assets                           294,675               92,112           (5,547,024)              (1,751,690)
NET ASSETS:
 Beginning of year                          --                   --           51,582,874               14,864,782
                                    ----------            ---------       --------------            -------------
 End of year                          $294,675              $92,112          $46,035,850              $13,113,092
                                    ==========            =========       ==============            =============

                                                           PIONEER MID CAP
                                     PIONEER VCT              VALUE VCT            JENNISON 20/20
                                   VALUE PORTFOLIO            PORTFOLIO           FOCUS PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(640,750)                $(511)               $(12,014)
 Net realized gain (loss) on
  security transactions                    690,075                     6                   3,721
 Net realized gain on
  distributions                          2,796,903                 1,315                  44,622
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,538,863                 7,920                  55,213
                                    --------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,385,091                 8,730                  91,542
                                    --------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 324,129                   923                   2,467
 Net transfers                          (3,795,882)              125,202                 300,209
 Surrenders for benefit
  payments and fees                     (9,424,128)               (1,153)                (22,684)
 Net annuity transactions                       --                    --                      --
                                    --------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,895,881)              124,972                 279,992
                                    --------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (6,510,790)              133,702                 371,534
NET ASSETS:
 Beginning of year                      55,774,951                    --                 645,691
                                    --------------            ----------            ------------
 End of year                           $49,264,161              $133,702              $1,017,225
                                    ==============            ==========            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       JENNISON               PRUDENTIAL
                                      PORTFOLIO            VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,401)                $(5,126)
 Net realized gain (loss) on
  security transactions                      (947)                  7,180
 Net realized gain on
  distributions                                --                  34,764
 Net unrealized appreciation
  (depreciation) of
  investments during the year              18,625                 126,785
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (1,723)                163,603
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  1,900                  22,477
 Net transfers                             69,158                   6,385
 Surrenders for benefit
  payments and fees                       (39,504)                (30,140)
 Net annuity transactions                  (1,119)                     --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        30,435                  (1,278)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               28,712                 162,325
NET ASSETS:
 Beginning of year                      1,371,260                 927,052
                                     ------------            ------------
 End of year                           $1,399,972              $1,089,377
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      LEGG MASON
                              SP WILLIAM BLAIR           ROYCE                                         PARTNERS
                               INTERNATIONAL           SMALL-CAP            SMITH BARNEY             APPRECIATION
                              GROWTH PORTFOLIO         PORTFOLIO           GOVERNMENT FUND               FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT (R)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,461)              $(2,146)                 $658                    $(170)
 Net realized gain (loss)
  on security transactions              741                   (75)                   --                      285
 Net realized gain on
  distributions                      20,115                19,484                    --                    9,452
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               30,593                20,981                    --                   11,110
                                 ----------            ----------             ---------               ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    49,988                38,244                   658                   20,677
                                 ----------            ----------             ---------               ----------
UNIT TRANSACTIONS:
 Purchases                               --                 7,838                    --                       --
 Net transfers                      174,152               399,193                    --                       --
 Surrenders for benefit
  payments and fees                  (5,598)               (9,007)               (1,711)                  (2,150)
 Net annuity transactions                --                    --                    --                       --
                                 ----------            ----------             ---------               ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            168,554               398,024                (1,711)                  (2,150)
                                 ----------            ----------             ---------               ----------
 Net increase (decrease)
  in net assets                     218,542               436,268                (1,053)                  18,527
NET ASSETS:
 Beginning of year                  169,247                    --                20,251                  153,987
                                 ----------            ----------             ---------               ----------
 End of year                       $387,789              $436,268               $19,198                 $172,514
                                 ==========            ==========             =========               ==========

                                                                              VICTORY VARIABLE
                                                    UBS SERIES TRUST --          INSURANCE
                                SMITH BARNEY          U.S. ALLOCATION           DIVERSIFIED
                               CASH PORTFOLIO            PORTFOLIO               STOCK FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $8,176                 $203,948                $(23,671)
 Net realized gain (loss)
  on security transactions               --                 (451,672)                 53,881
 Net realized gain on
  distributions                          --                       --                  66,588
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   --                1,816,467                 164,031
                                 ----------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     8,176                1,568,743                 260,829
                                 ----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   60,980                   1,867
 Net transfers                           --                 (340,734)                (47,352)
 Surrenders for benefit
  payments and fees                 (33,373)              (2,914,775)               (153,770)
 Net annuity transactions                --                       --                      --
                                 ----------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (33,373)              (3,194,529)               (199,255)
                                 ----------            -------------            ------------
 Net increase (decrease)
  in net assets                     (25,197)              (1,625,786)                 61,574
NET ASSETS:
 Beginning of year                  248,741               18,471,510               2,279,126
                                 ----------            -------------            ------------
 End of year                       $223,544              $16,845,724              $2,340,700
                                 ==========            =============            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

(r)  Formerly Smith Barney Appreciation Fund. Change effective April 7, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                                          ADVANTAGE VT
                                                        ASSET ALLOCATION
                                      COMSTOCK                FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (S)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(394)               $2,055
 Net realized gain (loss) on
  security transactions                      --                    76
 Net realized gain on
  distributions                              --                 3,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6,954                26,107
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,560                31,838
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                1,711                 1,000
 Net transfers                          117,032                 5,862
 Surrenders for benefit
  payments and fees                         (12)                  (51)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     118,731                 6,811
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            125,291                38,649
NET ASSETS:
 Beginning of year                           --               304,028
                                     ----------            ----------
 End of year                           $125,291              $342,677
                                     ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(s) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                   TOTAL RETURN         EQUITY INCOME         INTERNATIONAL         LARGE COMPANY
                                    BOND FUND                FUND               CORE FUND            GROWTH FUND
                                 SUB-ACCOUNT (T)       SUB-ACCOUNT (U)       SUB-ACCOUNT (V)       SUB-ACCOUNT (W)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,098                  $155                  $425               $(2,515)
 Net realized gain (loss) on
  security transactions                   (937)                5,905                   853                 2,233
 Net realized gain on
  distributions                             --                   305                 5,816                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              137                13,527                18,271                 1,958
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,298                19,892                25,365                 1,676
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,560                 1,320                   900                 1,665
 Net transfers                         (41,466)              (50,339)               76,570               (12,975)
 Surrenders for benefit
  payments and fees                     (1,015)               (2,196)               (2,521)               (2,811)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (40,921)              (51,215)               74,949               (14,121)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (38,623)              (31,323)              100,314               (12,445)
NET ASSETS:
 Beginning of year                     143,185               159,160                81,375               186,508
                                    ----------            ----------            ----------            ----------
 End of year                          $104,562              $127,837              $181,689              $174,063
                                    ==========            ==========            ==========            ==========

                                   WELLS FARGO          STI CLASSIC VT          STI CLASSIC VT
                                  ADVANTAGE VT             CAPITAL                LARGE CAP
                                    SMALL CAP            APPRECIATION           RELATIVE VALUE
                                   GROWTH FUND               FUND                    FUND
                                 SUB-ACCOUNT (X)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(630)               $(57,492)               $(14,596)
 Net realized gain (loss) on
  security transactions                   364                  50,122                 152,449
 Net realized gain on
  distributions                           939                 214,231                 180,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,556                 108,848                  27,291
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,229                 315,709                 345,774
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                225                 116,764                  73,779
 Net transfers                         20,780                  (4,439)                (32,506)
 Surrenders for benefit
  payments and fees                      (696)               (447,238)               (455,398)
 Net annuity transactions                  --                      --                      --
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    20,309                (334,913)               (414,125)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                           27,538                 (19,204)                (68,351)
NET ASSETS:
 Beginning of year                     21,156               3,796,973               2,689,834
                                    ---------            ------------            ------------
 End of year                          $48,694              $3,777,769              $2,621,483
                                    =========            ============            ============

(t) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(u) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(v) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(w) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(x) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    STI CLASSIC VT          STI CLASSIC VT
                                       MID-CAP             LARGE CAP VALUE
                                     EQUITY FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,467)                $(8,197)
 Net realized gain (loss) on
  security transactions                    61,327                 138,238
 Net realized gain on
  distributions                           120,445                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,213)                235,131
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              132,092                 365,172
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 27,838                   8,446
 Net transfers                             35,537                 (26,805)
 Surrenders for benefit
  payments and fees                      (245,516)               (411,762)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (182,141)               (430,121)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              (50,049)                (64,949)
NET ASSETS:
 Beginning of year                      1,633,765               2,033,106
                                     ------------            ------------
 End of year                           $1,583,716              $1,968,157
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century(R) VP Capital Appreciation Fund, AllianceBernstein International Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. High Yield Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, American Funds Growth Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Calvert Social Balanced Portfolio, Columbia Asset Allocation Fund VS, Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA High Income Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity(R) VIP Asset Manager(TM), Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Overseas, Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V. I. Fund, Van Kampen UIF U.S Real Estate Portfolio, Equity and Income, Mid Cap Growth, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Managed Allocation Fund -- Aggressive Growth II, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Midcap Growth Fund VS, Oppenheimer Global Securities Fund, Putnam Small Cap Value, PIMCO VIT Real Return, Pioneer Fund VCT Portfolio, Pioneer VCT Oak Ridge Large Cap Growth Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Royce Small-Cap Portfolio, Western Asset Government Money Market Fund, Legg Mason Partners Appreciation Fund, Western Asset Money Market Fund, UBS Series Trust -- U.S. Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, STI Classic VT Large Cap Growth Stock Fund, STI Classic VT Large Cap Core Equity Fund, STI Classic VT Mid-Cap Core Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

-------------------------------------------------------------------------------

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current-year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                                 $1,672,586         $1,612,185
AllianceBernstein International Value Fund          2,266,622          1,484,236
AIM V.I. Capital Appreciation Fund                    135,108          1,800,837
AIM V.I. Core Equity Fund                             219,208          4,227,676
AIM V.I. High Yield Fund                              634,524          1,779,296
AllianceBernstein VP Global Bond Portfolio            677,305            540,977
AllianceBernstein VP Growth and Income
 Portfolio                                            465,109            879,547
American Funds Growth Fund                            371,362            161,302
BB&T Mid Cap Growth VIF                             5,038,519          5,110,333
BB&T Capital Manager Equity VIF                     1,948,367          1,928,964
BB&T Large Cap VIF                                 26,102,495         29,553,767
BB&T Special Opportunities Equity VIF               2,654,238          2,266,794
BB&T Total Return Bond VIF                          1,801,251            882,338
Calvert Social Balanced Portfolio                     345,129            719,700
Columbia Asset Allocation Fund VS                   2,779,463          2,081,997
Columbia Small Company Growth Fund VS               1,298,714          4,040,206
Columbia Large Cap Value Fund VS                    6,160,969          8,651,817
Evergreen VA Balanced Fund                            773,356          1,745,629
Evergreen VA Growth Fund                            2,155,756          3,206,161
Evergreen VA International Equity Fund              4,714,551          7,501,562
Evergreen VA Omega Fund                               457,758          2,076,192
Evergreen VA Special Values Fund                    6,591,311          5,654,878
Evergreen VA High Income Fund                          66,763             42,389
Evergreen VA Fundamental Large Cap Fund             1,890,901          5,027,633
Fidelity(R) VIP Asset Manager(TM)                     732,692          1,291,013
Fidelity(R) VIP Growth                                626,911          3,880,783
Fidelity(R) VIP Contrafund(R)                       7,081,498          6,358,439
Fidelity(R) VIP Overseas                            1,341,440          1,813,452
Franklin Income Securities Fund                     1,074,421            350,654
Fifth Third Balanced VIP Fund                         283,130          1,311,807
Fifth Third Disciplined Value VIP Fund              4,741,236         15,161,012
Fifth Third Mid Cap VIP Fund                        6,252,636         15,840,418
Fifth Third Quality Growth VIP Fund                 4,064,025         14,652,165
Hartford Advisers HLS Fund                        378,234,198        602,659,621
Hartford Total Return Bond HLS Fund               137,679,520        140,741,527
Hartford Capital Appreciation HLS Fund            731,042,880        739,746,873
Hartford Dividend and Growth HLS Fund             230,921,169        327,489,036
Hartford Fundamental Growth HLS Fund               10,477,112          7,666,493

-------------------------------------------------------------------------------

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 $15,216,248        $20,714,028
Hartford Global Communications HLS Fund             1,685,123          1,875,585
Hartford Global Financial Services HLS
 Fund                                               3,309,896          3,157,511
Hartford Global Health HLS Fund                    16,340,980         25,705,133
Hartford Global Growth HLS Fund                    46,737,883         56,541,360
Hartford Global Technology HLS Fund                   685,191          8,440,691
Hartford Disciplined Equity HLS Fund               18,128,029         44,894,519
Hartford Growth HLS Fund                           19,762,998         30,237,192
Hartford Growth Opportunities HLS Fund             81,515,459         44,843,119
Hartford High Yield HLS Fund                       30,847,005         43,117,011
Hartford Index HLS Fund                            39,773,190        112,612,597
Hartford International Growth HLS Fund             86,943,663         43,403,852
Hartford International Small Company HLS
 Fund                                              42,996,203         37,059,315
Hartford International Opportunities HLS
 Fund                                             141,764,280         97,270,903
Hartford Mid Cap HLS Fund                          64,293,638        113,154,953
Hartford MidCap Value HLS Fund                     62,123,704         65,578,075
Hartford Money Market HLS Fund                    363,326,607        272,882,063
Hartford Mortgage Securities HLS Fund              15,736,035         44,125,998
Hartford Small Company HLS Fund                    55,874,078         67,520,283
Hartford SmallCap Growth HLS Fund                  27,021,070         39,233,768
Hartford Stock HLS Fund                           247,887,638        344,926,796
Hartford U.S. Government Securities HLS
 Fund                                              52,988,716         49,950,509
Hartford Value HLS Fund                            29,856,621         33,560,761
Hartford Value Opportunities HLS Fund              37,826,417         31,601,486
Hartford Equity Income HLS Fund                    22,886,916         22,048,615
Huntington VA Income Equity Fund                    2,950,358          5,451,004
Huntington VA Dividend Capture Fund                 4,700,012          5,920,896
Huntington VA Growth Fund                           1,038,037          3,288,693
Huntington VA Mid Corp America Fund                 1,473,498          3,813,373
Huntington VA New Economy Fund                        885,420          1,340,235
Huntington VA Rotating Markets Fund                 1,181,311          1,247,785
Huntington VA International Equity Fund             1,730,476            446,457
Huntington VA Macro 100 Fund                          966,170          1,011,628
Huntington VA Mortgage Securities Fund                597,962            566,118
Huntington VA Situs Small Cap Fund                    777,754            781,416
BlackRock Global Growth V.I. Fund                      10,738             79,707
BlackRock Large Cap Growth V. I. Fund                  11,725             60,467
Van Kampen UIF U.S Real Estate Portfolio              657,613            734,753
Equity and Income                                     354,556             25,734
Mid Cap Growth                                        186,428            118,300
MTB Large Cap Growth Fund II                           88,815             44,547
MTB Large Cap Value Fund II                           111,318             53,263
MTB Managed Allocation Fund -- Moderate
 Growth II                                            289,857            330,904
MTB Managed Allocation Fund -- Aggressive
 Growth II                                                603                123
Columbia Marsico International
 Opportunities Fund VS                              5,167,909         11,327,840
Columbia High Yield Fund VS                         2,775,085          4,968,528
Columbia Marsico Focused Equities Fund VS           1,230,962         22,229,041
Columbia Marsico Growth Fund VS                     1,997,542         14,956,343

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Columbia Marsico 21st Century Fund VS               $3,667,143        $4,184,428
Columbia Marsico Midcap Growth Fund VS               6,459,941         5,795,388
Oppenheimer Global Securities Fund                     482,128            52,267
Putnam Small Cap Value                                 300,188           181,453
PIMCO VIT Real Return                                  648,919            68,747
Pioneer Fund VCT Portfolio                          45,186,507        64,002,097
Pioneer VCT Oak Ridge Large Cap Growth                 885,220         2,772,639
 Portfolio
Pioneer Mid Cap Value VCT Portfolio                    258,370           103,321
Jennison 20/20 Focus Portfolio                         161,676           415,470
Jennison Portfolio                                      42,329           160,301
Prudential Value Portfolio                             417,085           425,842
Prudential Series International Growth                 152,286           146,300
Royce Small-Cap Portfolio                              689,928           102,661
Western Asset Government Money Market Fund                 892             1,910
Legg Mason Partners Appreciation Fund                   14,436            26,782
Western Asset Money Market Fund                         10,915             2,431
UBS Series Trust -- U.S. Allocation                    671,096         4,048,601
 Portfolio
Victory Variable Insurance Diversified Stock           353,616           538,342
 Fund
Comstock                                               143,080            66,053
Wells Fargo Advantage VT Asset Allocation               16,526             6,165
 Fund
Wells Fargo Advantage VT Total Return Bond              16,968             4,803
 Fund
Wells Fargo Advantage VT Equity Income Fund             20,499             5,478
Wells Fargo Advantage VT International Core             51,163            35,686
 Fund
Wells Fargo Advantage VT Large Company                  13,496            12,753
 Growth Fund
Wells Fargo Advantage VT Small Cap Growth               15,080            13,023
 Fund
STI Classic VT Large Cap Growth Stock Fund             396,412           851,611
STI Classic VT Large Cap Core Equity Fund              331,048           492,095
STI Classic VT Mid-Cap Core Equity Fund                340,993           231,777
STI Classic VT Large Cap Value Equity Fund             134,217           757,645
                                              ----------------  ----------------
                                                $3,202,368,127    $3,790,699,056
                                              ================  ================

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP               960,290        887,705          72,585
 Capital Appreciation Fund
AllianceBernstein                    206,386        151,712          54,674
 International Value Fund
AIM V.I. Capital Appreciation        181,263      1,553,435      (1,372,172)
 Fund
AIM V.I. Core Equity Fund             91,614      3,784,351      (3,692,737)
AIM V.I. High Yield Fund             344,492      1,602,087      (1,257,595)
AllianceBernstein VP Global          507,238        416,228          91,010
 Bond Portfolio
AllianceBernstein VP Growth          133,863        562,881        (429,018)
 and Income Portfolio
American Funds Growth Fund            30,567         13,828          16,739
BB&T Mid Cap Growth VIF            1,640,747      2,761,667      (1,120,920)
BB&T Capital Manager Equity          486,965      1,478,515        (991,550)
 VIF
BB&T Large Cap VIF                 7,192,474     19,594,932     (12,402,458)
BB&T Special Opportunities         1,171,279      1,255,861         (84,582)
 Equity VIF

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
BB&T Total Return Bond VIF         1,602,023        801,383         800,640
Calvert Social Balanced               62,449        230,421        (167,972)
 Portfolio
Columbia Asset Allocation          1,431,532      1,626,701        (195,169)
 Fund VS
Columbia Small Company Growth      1,044,114      2,861,240      (1,817,126)
 Fund VS
Columbia Large Cap Value Fund      2,492,193      5,659,591      (3,167,398)
 VS
Evergreen VA Balanced Fund           470,312      1,553,792      (1,083,480)
Evergreen VA Growth Fund             199,831      2,143,620      (1,943,789)
Evergreen VA International         1,230,179      4,155,989      (2,925,810)
 Equity Fund
Evergreen VA Omega Fund              543,240      2,521,403      (1,978,163)
Evergreen VA Special Values        1,597,140      2,695,087      (1,097,947)
 Fund
Evergreen VA High Income Fund         36,537         27,916           8,621
Evergreen VA Fundamental             468,680      3,327,005      (2,858,325)
 Large Cap Fund
Fidelity(R) VIP Asset                256,939        670,422        (413,483)
 Manager(TM)
Fidelity(R) VIP Growth               505,791      1,896,053      (1,390,262)
Fidelity(R) VIP Contrafund(R)        515,529      1,942,992      (1,427,463)
Fidelity(R) VIP Overseas             407,801        839,313        (431,512)
Franklin Income Securities            93,457         33,707          59,750
 Fund
Hartford Advisers HLS Fund        19,728,614    172,221,327    (152,492,713)
Hartford Total Return Bond        47,933,804     62,462,275     (14,528,471)
 HLS Fund
Hartford Capital Appreciation     18,904,040    122,093,612    (103,189,572)
 HLS Fund
Hartford Dividend and Growth      28,347,757    111,811,592     (83,463,835)
 HLS Fund
Hartford Fundamental Growth        6,889,521      5,994,560         894,961
 HLS Fund
Hartford Global Advisers HLS       4,573,467     10,941,651      (6,368,184)
 Fund
Hartford Global                      128,572      1,207,218      (1,078,646)
 Communications HLS Fund
Hartford Global Financial            548,090      2,211,629      (1,663,539)
 Services HLS Fund
Hartford Global Health HLS         1,084,586     10,948,974      (9,864,388)
 Fund
Hartford Global Growth HLS        10,315,535     28,535,572     (18,220,037)
 Fund
Hartford Global Technology         1,143,850     13,647,702     (12,503,852)
 HLS Fund
Hartford Disciplined Equity       12,330,685     31,635,267     (19,304,582)
 HLS Fund
Hartford Growth HLS Fund           8,275,358     20,629,582     (12,354,224)
Hartford Growth Opportunities     24,287,511     24,018,795         268,716
 HLS Fund
Hartford High Yield HLS Fund      12,676,467     29,415,716     (16,739,249)
Hartford Index HLS Fund            5,476,416     31,353,829     (25,877,413)
Hartford International Growth     23,032,347     23,081,535         (49,188)
 HLS Fund
Hartford International Small      10,258,455     14,763,242      (4,504,787)
 Company HLS Fund
Hartford International            19,734,488     46,169,188     (26,434,700)
 Opportunities HLS Fund
Hartford Mid Cap HLS Fund            563,694     26,120,291     (25,556,597)
Hartford MidCap Value HLS          5,572,254     32,685,743     (27,113,489)
 Fund
Hartford Money Market HLS        239,569,835    181,713,578      57,856,257
 Fund
Hartford Mortgage Securities       4,025,103     18,794,170     (14,769,067)
 HLS Fund
Hartford Small Company HLS         9,261,629     30,972,573     (21,710,944)
 Fund
Hartford SmallCap Growth HLS      10,235,230     25,730,512     (15,495,282)
 Fund
Hartford Stock HLS Fund           11,349,321     88,628,413     (77,279,092)
Hartford U.S. Government          40,199,773     42,474,461      (2,274,688)
 Securities HLS Fund
Hartford Value HLS Fund           11,672,370     22,613,899     (10,941,529)
Hartford Value Opportunities      11,244,403     18,055,396      (6,810,993)
 HLS Fund
Hartford Equity Income HLS        11,577,795     14,195,640      (2,617,845)
 Fund
Huntington VA Income Equity        1,090,399      3,595,797      (2,505,398)
 Fund

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Dividend             1,092,055      3,430,677      (2,338,622)
 Capture Fund
Huntington VA Growth Fund            729,586      3,139,905      (2,410,319)
Huntington VA Mid Corp               544,935      1,961,618      (1,416,683)
 America Fund
Huntington VA New Economy            310,335        637,185        (326,850)
 Fund
Huntington VA Rotating               377,142        696,268        (319,126)
 Markets Fund
Huntington VA International        1,029,382        249,504         779,878
 Equity Fund
Huntington VA Macro 100 Fund         410,385        827,819        (417,434)
Huntington VA Mortgage               525,636        502,812          22,824
 Securities Fund
Huntington VA Situs Small Cap        402,009        500,635         (98,626)
 Fund
BlackRock Global Growth V.I.           4,573         54,148         (49,575)
 Fund
BlackRock Large Cap Growth V.          9,058         54,967         (45,909)
 I. Fund
Van Kampen UIF U.S Real               50,775         64,899         (14,124)
 Estate Portfolio
Equity and Income                     30,412          2,190          28,222
Mid Cap Growth                        14,738         10,708           4,030
MTB Large Cap Growth Fund II          28,700         28,386             314
MTB Large Cap Value Fund II           54,273         30,075          24,198
MTB Managed Allocation Fund           59,068        228,364        (169,296)
 -- Moderate Growth II
MTB Managed Allocation Fund               --             --              --
 -- Aggressive Growth II
Columbia Marsico                   1,508,808      4,706,237      (3,197,429)
 International Opportunities
 Fund VS
Columbia High Yield Fund VS        1,084,057      2,934,374      (1,850,317)
Columbia Marsico Focused             650,817     11,172,249     (10,521,432)
 Equities Fund VS
Columbia Marsico Growth Fund       1,256,232      7,918,483      (6,662,251)
 VS
Columbia Marsico 21st Century      2,183,394      3,068,891        (885,497)
 Fund VS
Columbia Marsico Midcap            1,985,626      5,356,725      (3,371,099)
 Growth Fund VS
Oppenheimer Global Securities         43,680          7,950          35,730
 Fund
Putnam Small Cap Value                24,801         17,575           7,226
PIMCO VIT Real Return                 60,268          6,558          53,710
Pioneer Fund VCT Portfolio        33,519,829     54,159,214     (20,639,385)
Pioneer VCT Oak Ridge Large          779,013      2,341,335      (1,562,322)
 Cap Growth Portfolio
Pioneer Mid Cap Value VCT             20,126          9,194          10,932
 Portfolio
Jennison 20/20 Focus                  59,796        279,898        (220,102)
 Portfolio
Jennison Portfolio                    63,388        204,501        (141,113)
Prudential Value Portfolio           199,523        283,817         (84,294)
Prudential Series                     68,656        109,810         (41,154)
 International Growth
Royce Small-Cap Portfolio             62,470         10,107          52,363
Western Asset Government                  --            545            (545)
 Money Market Fund
Legg Mason Partners                       --          1,600          (1,600)
 Appreciation Fund
Western Asset Money Market                --             48             (48)
 Fund
UBS Series Trust -- U.S.             321,204      3,149,718      (2,828,514)
 Allocation Portfolio
Victory Variable Insurance            12,911         40,757         (27,846)
 Diversified Stock Fund
Comstock                              12,087          5,714           6,373
Wells Fargo Advantage VT               2,197             67           2,130
 Asset Allocation Fund
Wells Fargo Advantage VT              10,278          2,815           7,463
 Total Return Bond Fund
Wells Fargo Advantage VT               7,257          2,850           4,407
 Equity Income Fund
Wells Fargo Advantage VT              23,834         22,321           1,513
 International Core Fund
Wells Fargo Advantage VT              12,750          9,955           2,795
 Large Company Growth Fund
Wells Fargo Advantage VT               4,822          8,184          (3,362)
 Small Cap Growth Fund
STI Classic VT Large Cap              56,742        399,018        (342,276)
 Growth Stock Fund

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
STI Classic VT Large Cap Core         44,521        200,852        (156,331)
 Equity Fund
STI Classic VT Mid-Cap Core           29,326         64,576         (35,250)
 Equity Fund
STI Classic VT Large Cap              44,355        318,426        (274,071)
 Value Equity Fund

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP             1,293,510      1,223,037          70,473
 Capital Appreciation Fund
Alliance Bernstein                   210,921         37,349         173,572
 International Value Fund
AIM V.I. Capital Appreciation        614,610      1,404,780        (790,170)
 Fund
AIM V.I. Core Equity Fund         16,811,530     20,628,104      (3,816,574)
AIM V.I. High Yield Fund             419,169      2,055,112      (1,635,943)
Alliance Bernstein VPS Global        417,015        342,989          74,026
 Bond Portfolio
AllianceBernstein VP Growth          165,790        832,027        (666,237)
 and Income Portfolio
American Funds Growth Fund            12,981            891          12,090
BB&T Mid Cap Growth VIF            1,630,272      2,875,293      (1,245,021)
BB&T Capital Manager Equity          949,044        977,238         (28,194)
 VIF
BB&T Large Cap VIF                 1,882,167      8,127,852      (6,245,685)
BB&T Large Cap Growth VIF            734,578      2,175,724      (1,441,146)
BB&T Special Opportunities           418,240      1,126,378        (708,138)
 Equity VIF
BB&T Total Return Bond VIF           242,256        353,606        (111,350)
Calvert Social Balanced              102,041        265,582        (163,541)
 Portfolio
Columbia Asset Allocation          8,645,064      1,303,413       7,341,651
 Fund VS
Columbia Small Company Growth     15,135,039      1,846,731      13,288,308
 Fund VS
Columbia Large Cap Value Fund     26,390,761      2,751,389      23,639,372
 VS
Evergreen VA Balanced Fund         1,208,827      1,974,621        (765,794)
Evergreen VA Growth Fund             504,598      2,603,786      (2,099,188)
Evergreen VA International         1,852,854      4,183,451      (2,330,597)
 Equity Fund
Evergreen VA Omega Fund              401,724      2,850,636      (2,448,912)
Evergreen VA Special Values        2,827,542      2,082,420         745,122
 Fund
Evergreen VA High Income Fund          7,129         72,884         (65,755)
Evergreen VA Fundamental             629,914      3,934,360      (3,304,446)
 Large Cap Fund
Fidelity(R) VIP Asset                256,806        518,661        (261,855)
 Manager(TM)
Fidelity(R) VIP Growth               613,963      1,545,392        (931,429)
Fidelity(R) VIP Contrafund(R)      1,018,873      1,354,511        (335,638)
Fidelity(R) VIP Overseas             838,700        648,817         189,883
Franklin Income Securities            59,307          6,457          52,850
 Fund
Fifth Third Balanced VIP Fund         54,110        214,226        (160,116)
Fifth Third Disciplined Value        328,597      1,176,798        (848,201)
 VIP Fund
Fifth Third Mid Cap VIP Fund         516,736      1,286,852        (770,116)
Fifth Third Quality Growth           957,111      2,509,359      (1,552,248)
 VIP Fund
Hartford Advisers HLS Fund        11,382,118    195,195,652    (183,813,534)
Hartford Total Return Bond        47,981,188     90,373,407     (42,392,219)
 HLS Fund
Hartford Capital Appreciation      2,970,721    117,103,761    (114,133,040)
 HLS Fund
Hartford Dividend and Growth      32,104,790    104,375,988     (72,271,198)
 HLS Fund
Hartford Focus HLS Fund            1,959,115      5,433,457      (3,474,342)
Hartford Global Advisers HLS       3,039,085     12,549,344      (9,510,259)
 Fund
Hartford Global                       98,375      2,085,351      (1,986,976)
 Communications HLS Fund

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Financial             44,326      1,380,860      (1,336,534)
 Services HLS Fund
Hartford Global Health HLS           424,476      9,068,406      (8,643,930)
 Fund
Hartford Global Leaders HLS        7,728,663     24,680,699     (16,952,036)
 Fund
Hartford Global Technology           300,625     10,794,406     (10,493,781)
 HLS Fund
Hartford Disciplined Equity       13,566,893     27,928,974     (14,362,081)
 HLS Fund
Hartford Growth HLS Fund          19,290,743     27,853,796      (8,563,053)
Hartford Growth Opportunities     43,103,595     46,876,663      (3,773,068)
 HLS Fund
Hartford High Yield HLS Fund      37,170,927     55,401,152     (18,230,225)
Hartford Index HLS Fund            5,943,038     35,225,436     (29,282,398)
Hartford International            30,206,322     14,174,716      16,031,606
 Capital Appreciation HLS
 Fund
Hartford International Small      14,503,942     13,579,388         924,554
 Company HLS Fund
Hartford International            33,311,769     34,416,258      (1,104,489)
 Opportunities HLS Fund
Hartford Mid Cap HLS Fund          4,455,728     31,274,757     (26,819,029)
Hartford MidCap Value HLS          7,982,904     41,202,442     (33,219,538)
 Fund
Hartford Money Market HLS        206,565,093    240,228,800     (33,663,707)
 Fund
Hartford Mortgage Securities       2,853,684     21,067,593     (18,213,909)
 HLS Fund
Hartford Small Company HLS        10,336,138     34,503,317     (24,167,179)
 Fund
Hartford SmallCap Growth HLS      27,442,544     36,346,079      (8,903,535)
 Fund
Hartford Stock HLS Fund           19,990,447     90,079,362     (70,088,915)
Hartford U.S. Government          90,558,275    123,628,341     (33,070,066)
 Securities HLS Fund
Hartford Value HLS Fund           37,729,254     24,889,174      12,840,080
Hartford Value Opportunities      17,899,229     12,825,600       5,073,629
 HLS Fund
Hartford Equity Income HLS        40,621,232     14,773,826      25,847,406
 Fund
Huntington VA Income Equity          801,621      2,969,461      (2,167,840)
 Fund
Huntington VA Dividend               860,462      2,748,065      (1,887,603)
 Capture Fund
Huntington VA Growth Fund            714,572      2,402,408      (1,687,836)
Huntington VA Mid Corp               574,264      1,543,407        (969,143)
 America Fund
Huntington VA New Economy            263,232        462,614        (199,382)
 Fund
Huntington VA Rotating               182,209        418,608        (236,399)
 Markets Fund
Huntington V A International         798,832         76,697         722,135
 Equity Fund
Huntington VA Macro 100 Fund         430,338        450,319         (19,981)
Huntington VA Mortgage               781,629         69,167         712,462
 Securities Fund
Huntington VA Situs Small Cap        712,169        506,039         206,130
 Fund
BlackRock Global Growth V.I.          17,782          6,344          11,438
 Fund
BlackRock Large Cap Growth V.             21         12,667         (12,646)
 I. Fund
Van Kampen UIF U.S Real               64,315            842          63,473
 Estate Portfolio
Equity and Income                     19,628            998          18,630
Mid Cap Growth                        35,041          1,088          33,953
MTB Large Cap Growth Fund II          35,229         15,242          19,987
MTB Large Cap Value Fund II           32,153         28,716           3,437
MTB Managed Allocation Fund          192,803        326,396        (133,593)
 -- Moderate Growth II
MTB Managed Allocation Fund               --              1              (1)
 -- Aggressive Growth Fund
 II
Columbia Marsico                   2,090,570      3,130,646      (1,040,076)
 International Opportunities
 Fund VS
Columbia High Yield Fund VS          617,386      2,795,001      (2,177,615)
Columbia Marsico Focused           1,046,182     11,078,956     (10,032,774)
 Equities Fund VS
Columbia Marsico Growth Fund         709,686      8,088,734      (7,379,048)
 VS
Columbia Marsico 21st Century      2,866,186      2,511,962         354,224
 Fund VS
Columbia Marsico Midcap            1,756,030      4,239,840      (2,483,810)
 Growth Fund VS

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Global Securities         38,639            732          37,907
 Fund
Putnam Small Cap Value                28,325            454          27,871
PIMCO VIT Real Return                 11,151          2,174           8,977
Pioneer Fund VCT Portfolio           672,048     11,840,197     (11,168,149)
Pioneer VCT Oak Ridge Large        1,177,366      2,995,731      (1,818,365)
 Cap Growth Portfolio
Pioneer VCT Value Portfolio          460,603     12,782,095     (12,321,492)
Pioneer Mid Cap Value VCT             12,622            115          12,507
 Portfolio
Jennison 20/20 Focus                 225,096         16,854         208,242
 Portfolio
Jennison Portfolio                   130,387         78,662          51,725
Prudential Value Portfolio            56,181         57,104            (923)
SP William Blair                     205,419         45,977         159,442
 International Growth
 Portfolio
Royce Small-Cap Portfolio             43,031            884          42,147
Smith Barney Government Fund              --            565            (565)
Legg Mason Partners                       --            140            (140)
 Appreciation Fund
Smith Barney Cash Portfolio               --          9,783          (9,783)
UBS Series Trust -- U.S.             994,942      3,884,921      (2,889,979)
 Allocation Portfolio
Victory Variable Insurance             5,291         22,929         (17,638)
 Diversified Stock Fund
Comstock                              12,905          1,752          11,153
Wells Fargo Advantage VT               5,808             40           5,768
 Asset Allocation Fund
Wells Fargo Advantage VT              10,109         45,947         (35,838)
 Total Return Bond Fund
Wells Fargo Advantage VT               2,430         44,480         (42,050)
 Equity Income Fund
Wells Fargo Advantage VT              66,814          7,230          59,584
 International Core Fund
Wells Fargo Advantage VT              22,048         35,586         (13,538)
 Large Company Growth Fund
Wells Fargo Advantage VT              19,524          2,791          16,733
 Small Cap Growth Fund
STI Classic VT Capital               118,538        388,852        (270,314)
 Appreciation Fund
STI Classic VT Large Cap              65,082        356,412        (291,330)
 Relative Value Fund
STI Classic VT Mid-Cap Equity         89,458        198,008        (108,550)
 Fund
STI Classic VT Large Cap              32,491        315,187        (282,696)
 Value Equity Fund

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each Sub-Account had issued or outstanding units during the reporting period.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges                  106,620       $2.441276          $260,288
    Highest contract charges                    413,329        2.388700           987,320
    Remaining contract charges                2,603,679              --         6,059,232
 2006  Lowest contract charges                   90,274        1.686113           152,212
    Highest contract charges                    448,225        1.658885           743,553
    Remaining contract charges                2,512,544              --         4,085,960
 2005  Lowest contract charges                  101,611        1.448536           147,187
    Highest contract charges                    349,120        1.432998           500,288
    Remaining contract charges                2,529,839              --         3,547,756
 2004  Lowest contract charges                   69,467        1.195042            83,016
    Highest contract charges                    344,090        1.188741           409,034
    Remaining contract charges                2,161,965              --         2,513,972
 2003  Lowest contract charges                  452,502        1.118606           506,172
    Highest contract charges                  2,616,752        1.084906         2,838,930
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2007  Lowest contract charges                  228,246       12.271749         2,800,980
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  173,572       11.769020         2,042,768
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CAPITAL APPRECIATION FUND
 2007  Lowest contract charges                3,598,297        1.209791         4,353,188
    Highest contract charges                     52,326        1.047065            54,788
    Remaining contract charges                1,341,562              --         1,593,949
 2006  Lowest contract charges                4,725,630        1.093620         5,168,044
    Highest contract charges                     64,642        0.952215            61,552
    Remaining contract charges                1,574,085              --         1,695,167
 2005  Lowest contract charges                5,345,357        1.041752         5,568,537
    Highest contract charges                     63,542        0.912509            57,983
    Remaining contract charges                1,745,628              --         1,795,453
 2004  Lowest contract charges                6,332,460        0.969208         6,137,469
    Highest contract charges                     25,318        0.854079            21,624
    Remaining contract charges                2,079,808              --         1,993,610
 2003  Lowest contract charges                7,270,716        0.920414         6,692,069
    Highest contract charges                    188,162        0.906368           170,544
    Remaining contract charges                2,174,323              --         1,983,986

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges                0.70%                --               44.79%
    Highest contract charges                  1.24%                --               43.99%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%                --               16.40%
    Highest contract charges                  1.25%                --               15.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%                --               21.21%
    Highest contract charges                  1.25%                --               20.55%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.73%                --                6.83%
    Highest contract charges                  1.24%                --                3.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.73%                --               19.64%
    Highest contract charges                  1.25%                --               18.98%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2007  Lowest contract charges                1.25%              1.08%               4.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.13%              17.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. CAPITAL APPRECIATION FUND
 2007  Lowest contract charges                1.25%                --               10.62%
    Highest contract charges                  1.85%                --                9.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.06%               4.98%
    Highest contract charges                  1.85%              0.06%               4.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.06%               7.49%
    Highest contract charges                  1.84%              0.07%               6.84%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --                5.30%
    Highest contract charges                  1.83%                --                4.67%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               27.91%
    Highest contract charges                  1.74%                --               27.27%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges                7,452,120       $1.099532        $8,193,845
    Highest contract charges                      9,732        1.052725            10,245
    Remaining contract charges                2,605,667              --         2,813,945
 2006  Lowest contract charges               10,620,124        1.029777        10,936,359
    Highest contract charges                      9,738        0.992365             9,664
    Remaining contract charges                3,130,394              --         3,175,150
AIM V.I. HIGH YIELD FUND
 2007  Lowest contract charges                2,261,555        1.062361         2,402,588
    Highest contract charges                     34,401        1.012460            34,829
    Remaining contract charges                1,080,843              --         1,145,178
 2006  Lowest contract charges                3,348,187        1.062502         3,557,456
    Highest contract charges                     10,162        1.020226            10,367
    Remaining contract charges                1,276,045              --         1,352,309
 2005  Lowest contract charges                4,988,764        0.971542         4,846,794
    Highest contract charges                     10,933        0.939908            10,276
    Remaining contract charges                1,270,640              --         1,224,484
 2004  Lowest contract charges                5,263,359        0.957756         5,041,016
    Highest contract charges                     11,738        0.933538            10,958
    Remaining contract charges                1,465,766              --         1,392,965
 2003  Lowest contract charges                5,861,434        0.871738         5,109,635
    Highest contract charges                     12,513        0.856094            10,712
    Remaining contract charges                1,522,069              --         1,315,136
ALLIANCEBERNSTEIN VP GLOBAL BOND
 PORTFOLIO
 2007  Lowest contract charges                   32,490        1.336402            43,420
    Highest contract charges                      2,695        1.248397             3,365
    Remaining contract charges                1,762,889              --         2,306,842
 2006  Lowest contract charges                   31,298        1.227315            38,412
    Highest contract charges                      2,887        1.158011             3,343
    Remaining contract charges                1,672,879              --         2,023,558
 2005  Lowest contract charges                   38,204        1.186422            45,326
    Highest contract charges                     21,281        1.136920            24,195
    Remaining contract charges                1,573,553              --         1,844,881
 2004  Lowest contract charges                   10,798        1.302509            14,066
    Highest contract charges                     20,742        1.258821            26,111
    Remaining contract charges                1,458,040              --         1,877,763
 2003  Lowest contract charges                      360        1.205094               434
    Highest contract charges                      9,291        1.177112            10,937
    Remaining contract charges                1,156,529              --         1,384,065

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges                1.25%              0.96%               6.77%
    Highest contract charges                  1.89%              1.12%               6.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.54%               8.38%
    Highest contract charges                  1.29%              0.58%               7.91%
    Remaining contract charges                  --                 --                  --
AIM V.I. HIGH YIELD FUND
 2007  Lowest contract charges                1.25%              5.86%              (0.01)%
    Highest contract charges                  1.99%              9.34%              (0.76)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              7.30%               9.36%
    Highest contract charges                  2.00%              8.48%               8.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              8.54%               1.44%
    Highest contract charges                  1.99%              8.66%               0.68%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              2.94%               9.87%
    Highest contract charges                  1.99%              2.95%               9.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              6.95%              26.45%
    Highest contract charges                  1.27%             30.96%              13.61%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VP GLOBAL BOND
 PORTFOLIO
 2007  Lowest contract charges                1.14%              2.68%               8.89%
    Highest contract charges                  2.14%              2.90%               7.81%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.39%               3.45%
    Highest contract charges                  2.13%              1.93%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              9.36%              (8.91)%
    Highest contract charges                  2.00%              8.86%              (9.68)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.09%              0.79%               8.08%
    Highest contract charges                  1.94%                --                7.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.68%                --                7.91%
    Highest contract charges                  1.85%              5.12%              11.01%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges                   59,087       $1.483926           $87,680
    Highest contract charges                     13,857        1.398037            19,372
    Remaining contract charges                2,800,645              --         4,063,865
 2006  Lowest contract charges                   76,611        1.431509           109,669
    Highest contract charges                     14,232        1.360165            19,358
    Remaining contract charges                3,211,764              --         4,511,624
 2005  Lowest contract charges                   80,405        1.237832            99,528
    Highest contract charges                     14,732        1.186183            17,475
    Remaining contract charges                3,873,707              --         4,706,615
 2004  Lowest contract charges                   54,909        1.197124            65,735
    Highest contract charges                     15,219        1.156961            17,607
    Remaining contract charges                3,721,614              --         4,385,159
 2003  Lowest contract charges                    9,774        1.088789            10,642
    Highest contract charges                    165,416        0.956562           158,231
    Remaining contract charges                2,991,687              --         3,243,992
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges                   28,829       11.628755           335,249
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   12,090       10.480791           126,712
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
BB&T MID CAP GROWTH VIF
 2007  Lowest contract charges                1,956,507        2.031000         3,973,667
    Highest contract charges                      3,811        2.196731             8,372
    Remaining contract charges                8,704,940              --        17,592,441
 2006  Lowest contract charges                1,964,026        1.521650         2,988,559
    Highest contract charges                     31,024        1.664020            51,623
    Remaining contract charges                9,791,128              --        14,847,566
 2005  Lowest contract charges                1,894,083        1.490627         2,823,371
    Highest contract charges                     32,480        1.644827            53,424
    Remaining contract charges               11,104,636              --        16,539,223
 2004  Lowest contract charges                1,876,636        1.318301         2,473,973
    Highest contract charges                     34,008        1.467816            49,918
    Remaining contract charges               10,008,255              --        13,193,940
 2003  Lowest contract charges                  801,388        1.137892           911,893
    Highest contract charges                     21,337        1.122780            23,957
    Remaining contract charges                8,134,861              --         9,218,334

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges                1.15%              1.15%               3.66%
    Highest contract charges                  1.99%              1.20%               2.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.19%              15.65%
    Highest contract charges                  2.00%              1.15%              14.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.20%               3.40%
    Highest contract charges                  2.00%              1.26%               2.53%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.13%              0.65%               9.95%
    Highest contract charges                  1.95%                --                9.02%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.77%                --               23.18%
    Highest contract charges                  1.59%              0.87%              30.09%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges                1.24%              0.93%              10.95%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              1.08%               4.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
BB&T MID CAP GROWTH VIF
 2007  Lowest contract charges                1.15%                --               33.47%
    Highest contract charges                  2.08%                --               32.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.42%               2.08%
    Highest contract charges                  2.05%              0.43%               1.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%                --               13.07%
    Highest contract charges                  2.04%                --               12.06%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%                --               15.86%
    Highest contract charges                  2.04%                --               14.82%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%                --               32.58%
    Highest contract charges                  1.94%                --               33.93%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2007  Lowest contract charges                1,985,100       $1.184223        $2,350,801
    Highest contract charges                     24,868        1.616968            40,211
    Remaining contract charges                6,370,128              --         7,617,615
 2006  Lowest contract charges                2,155,237        1.173652         2,529,499
    Highest contract charges                     27,263        1.617024            44,085
    Remaining contract charges                7,189,146              --         8,541,622
 2005  Lowest contract charges                2,141,650        1.025898         2,197,114
    Highest contract charges                     28,482        1.426229            40,622
    Remaining contract charges                7,229,708              --         7,537,158
 2004  Lowest contract charges                1,541,663        0.971988         1,498,476
    Highest contract charges                     30,207        1.363497            41,187
    Remaining contract charges                6,903,775              --         6,812,501
 2003  Lowest contract charges                  530,957        0.878589           466,493
    Highest contract charges                      4,201        1.244014             5,225
    Remaining contract charges                5,520,134              --         4,833,313
BB&T LARGE CAP VIF
 2007  Lowest contract charges                3,108,174        1.713950         5,327,255
    Highest contract charges                     72,955        1.589700           115,976
    Remaining contract charges               40,659,583              --        68,562,603
 2006  Lowest contract charges                2,664,998        1.841882         4,908,613
    Highest contract charges                     61,354        1.726385           105,921
    Remaining contract charges               43,989,414              --        80,047,014
 2005  Lowest contract charges                2,351,428        1.536222         3,612,316
    Highest contract charges                     48,092        1.455089            69,979
    Remaining contract charges               50,561,931              --        76,949,445
 2004  Lowest contract charges                1,916,169        1.453613         2,785,369
    Highest contract charges                     29,919        1.391372            41,628
    Remaining contract charges               54,602,008              --        78,840,621
 2003  Lowest contract charges                  687,732        1.299239           893,528
    Highest contract charges                      5,176        1.258714             6,515
    Remaining contract charges               52,182,243              --        67,551,187
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2007  Lowest contract charges                2,845,353        1.756853         4,998,867
    Highest contract charges                     66,191        1.694734           112,176
    Remaining contract charges                3,451,125              --         5,970,314
 2006  Lowest contract charges                2,657,128        1.567011         4,163,749
    Highest contract charges                     66,704        1.527542           101,895
    Remaining contract charges                3,723,419              --         5,772,682
 2005  Lowest contract charges                3,167,861        1.271051         4,026,513
    Highest contract charges                     51,215        1.252108            64,127
    Remaining contract charges                3,936,313              --         4,971,728
 2004  Lowest contract charges                1,146,976        1.209632         1,387,421
    Highest contract charges                     17,108        1.204174            20,601
    Remaining contract charges                1,315,284              --         1,587,650

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2007  Lowest contract charges                1.15%              2.63%               0.90%
    Highest contract charges                  2.05%              2.57%                 --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.08%              14.40%
    Highest contract charges                  2.05%              1.08%              13.38%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.60%               5.55%
    Highest contract charges                  2.04%              1.46%               4.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.93%              10.63%
    Highest contract charges                  2.04%              0.82%               9.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.69%              21.80%
    Highest contract charges                  1.99%              0.42%              22.99%
    Remaining contract charges                  --                 --                  --
BB&T LARGE CAP VIF
 2007  Lowest contract charges                1.15%              1.95%              (6.95)%
    Highest contract charges                  2.19%              1.96%              (7.92)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.34%              19.90%
    Highest contract charges                  2.20%              1.41%              18.65%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.98%               5.68%
    Highest contract charges                  2.19%              2.09%               4.58%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              2.00%              11.88%
    Highest contract charges                  2.17%              2.50%              10.72%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              1.71%              20.31%
    Highest contract charges                  1.33%              2.12%              19.58%
    Remaining contract charges                  --                 --                  --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2007  Lowest contract charges                1.15%                --               12.12%
    Highest contract charges                  2.19%                --               10.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.05%              23.29%
    Highest contract charges                  2.20%              0.06%              22.00%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --                5.08%
    Highest contract charges                  2.18%                --                3.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.49%                --               20.96%
    Highest contract charges                  0.94%                --               20.42%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2007  Lowest contract charges                1,653,322       $1.103453        $1,824,363
    Highest contract charges                    133,172        1.073588           142,972
    Remaining contract charges                  719,210              --           782,099
 2006  Lowest contract charges                  981,148        1.048296         1,028,534
    Highest contract charges                    122,645        1.028105           126,092
    Remaining contract charges                  601,271              --           623,359
 2005  Lowest contract charges                  991,885        1.024796         1,016,480
    Highest contract charges                    185,294        1.013127           187,727
    Remaining contract charges                  639,235              --           650,796
 2004  Lowest contract charges                  198,559        1.013539           201,247
    Highest contract charges                     98,811        1.010047            99,804
    Remaining contract charges                  176,294              --           178,407
CALVERT SOCIAL BALANCED PORTFOLIO
 2007  Lowest contract charges                   23,338        3.512882            81,984
    Highest contract charges                    164,339        3.333187           547,773
    Remaining contract charges                  658,792              --         2,196,605
 2006  Lowest contract charges                   23,198        3.442632            79,861
    Highest contract charges                    205,816        3.284534           676,005
    Remaining contract charges                  785,427              --         2,581,556
 2005  Lowest contract charges                   32,698        3.187247           104,215
    Highest contract charges                    195,697        3.057638           598,371
    Remaining contract charges                  949,587              --         2,905,051
 2004  Lowest contract charges                   37,434        3.037979           113,724
    Highest contract charges                    189,326        2.930509           554,821
    Remaining contract charges                  975,062              --         2,858,631
 2003  Lowest contract charges                   45,254        2.825967           127,885
    Highest contract charges                  1,217,658        2.741041         3,337,648
    Remaining contract charges                       --              --                --
COLUMBIA ASSET ALLOCATION FUND VS
 2007  Lowest contract charges                4,497,187        1.258007         5,657,493
    Highest contract charges                     33,190        1.189120            39,467
    Remaining contract charges                2,616,105              --         3,208,284
 2006  Lowest contract charges                4,640,164        1.166797         5,414,129
    Highest contract charges                     31,888        1.112869            35,488
    Remaining contract charges                2,669,599              --         3,048,152
 2005  Lowest contract charges                5,306,107        1.080659         5,734,092
    Highest contract charges                     30,545        1.040043            31,768
    Remaining contract charges                2,847,419              --         3,020,369
 2004  Lowest contract charges                6,388,558        1.047513         6,692,097
    Highest contract charges                     31,721        1.017258            32,268
    Remaining contract charges                2,821,016              --         2,912,045
 2003  Lowest contract charges                6,460,430        0.980209         6,332,572
    Highest contract charges                     83,124        0.960506            79,842
    Remaining contract charges                2,525,579              --         2,450,353

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2007  Lowest contract charges                1.15%              4.30%               5.26%
    Highest contract charges                  1.95%              4.34%               4.42%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.32%               2.29%
    Highest contract charges                  1.95%              4.31%               1.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              4.18%               1.11%
    Highest contract charges                  1.93%              3.95%               0.31%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.46%              1.08%               1.35%
    Highest contract charges                  0.82%              1.15%               1.01%
    Remaining contract charges                  --                 --                  --
CALVERT SOCIAL BALANCED PORTFOLIO
 2007  Lowest contract charges                0.70%              2.45%               2.04%
    Highest contract charges                  1.25%              2.14%               1.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              2.05%               8.01%
    Highest contract charges                  1.25%              2.43%               7.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              1.69%               4.91%
    Highest contract charges                  1.25%              1.85%               4.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              1.63%               7.50%
    Highest contract charges                  1.21%              2.30%               5.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              1.90%              18.49%
    Highest contract charges                  1.25%              1.95%              17.84%
    Remaining contract charges                  --                 --                  --
COLUMBIA ASSET ALLOCATION FUND VS
 2007  Lowest contract charges                1.25%              2.78%               7.82%
    Highest contract charges                  2.14%              2.79%               6.85%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              2.56%               5.19%
    Highest contract charges                  1.46%              2.51%               4.56%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.01%               3.16%
    Highest contract charges                  2.15%              0.02%               2.24%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.36%               6.87%
    Highest contract charges                  2.12%              2.62%               5.91%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.22%              17.61%
    Highest contract charges                  2.10%              1.18%              16.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2007  Lowest contract charges                3,451,240       $1.429622        $4,933,969
    Highest contract charges                    104,221        1.309405           136,468
    Remaining contract charges                7,915,721              --        10,924,433
 2006  Lowest contract charges                4,385,997        1.275885         5,596,028
    Highest contract charges                    194,334        1.216903           236,487
    Remaining contract charges                8,707,977              --        10,784,938
 2005  Lowest contract charges                5,210,434        1.150236         5,993,228
    Highest contract charges                    205,027        1.106971           226,959
    Remaining contract charges                9,419,904              --        10,562,297
 2004  Lowest contract charges                5,195,570        1.097579         5,702,551
    Highest contract charges                    189,774        1.065842           202,269
    Remaining contract charges                9,158,516              --         9,850,655
 2003  Lowest contract charges                5,854,620        1.008916         5,906,820
    Highest contract charges                    191,757        0.988604           189,572
    Remaining contract charges                7,467,562              --         7,436,325
COLUMBIA LARGE CAP VALUE FUND VS
 2007  Lowest contract charges                6,383,130        1.462325         9,334,210
    Highest contract charges                    116,547        1.269992           148,014
    Remaining contract charges               13,972,297              --        19,691,887
 2006  Lowest contract charges                8,381,636        1.441285        12,080,326
    Highest contract charges                    294,933        1.374716           405,449
    Remaining contract charges               14,962,803              --        20,863,563
 2005  Lowest contract charges               10,274,583        1.235396        12,693,179
    Highest contract charges                    326,922        1.188988           388,706
    Remaining contract charges               15,627,027              --        18,763,038
 2004  Lowest contract charges               11,122,608        1.144176        12,726,223
    Highest contract charges                    347,760        1.111137           386,409
    Remaining contract charges               15,519,125              --        17,342,453
 2003  Lowest contract charges               11,044,863        1.023674        11,306,339
    Highest contract charges                    127,882        1.003100           128,278
    Remaining contract charges               11,630,575              --        11,752,543

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2007  Lowest contract charges                1.25%                --               12.05%
    Highest contract charges                  2.14%                --               10.93%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --               (5.14)%
    Highest contract charges                  1.46%                --               (5.71)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                4.80%
    Highest contract charges                  2.14%                --                3.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --                8.79%
    Highest contract charges                  2.13%                --                7.81%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               33.29%
    Highest contract charges                  2.08%                --               32.16%
    Remaining contract charges                  --                 --                  --
COLUMBIA LARGE CAP VALUE FUND VS
 2007  Lowest contract charges                1.25%              1.42%               1.46%
    Highest contract charges                  2.17%                --                0.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.36%               7.76%
    Highest contract charges                  1.46%              1.37%               7.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                7.97%
    Highest contract charges                  2.14%                --                7.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.23%              11.77%
    Highest contract charges                  2.13%              1.81%              10.77%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.11%              28.56%
    Highest contract charges                  2.09%              1.38%              27.47%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges                  204,216       $1.113690          $227,433
    Highest contract charges                     18,569        1.033389            19,189
    Remaining contract charges                5,599,009              --         5,995,686
 2006  Lowest contract charges                  229,041        1.055993           241,866
    Highest contract charges                     19,419        0.990679            19,241
    Remaining contract charges                6,656,814              --         6,789,814
 2005  Lowest contract charges                  119,079        0.972446           115,798
    Highest contract charges                     19,996        0.922388            18,444
    Remaining contract charges                7,531,993              --         7,075,000
 2004  Lowest contract charges                  119,414        0.934277           111,568
    Highest contract charges                     20,732        0.895985            18,575
    Remaining contract charges                8,844,586              --         7,992,337
 2003  Lowest contract charges                   61,542        0.888991            54,710
    Highest contract charges                      6,322        0.861982             5,449
    Remaining contract charges                8,280,897              --         7,130,324
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges                  261,752        1.585578           415,028
    Highest contract charges                     99,122        1.075782           106,634
    Remaining contract charges                6,282,938              --         8,560,751
 2006  Lowest contract charges                  243,137        1.444366           351,179
    Highest contract charges                    114,661        0.990811           113,611
    Remaining contract charges                8,229,803              --        10,410,616
 2005  Lowest contract charges                  260,915        1.315864           343,329
    Highest contract charges                    112,937        0.912639           103,071
    Remaining contract charges               10,312,937              --        12,011,914
 2004  Lowest contract charges                   79,434        1.249582            99,260
    Highest contract charges                     47,612        0.876249            41,720
    Remaining contract charges                9,489,275              --        11,014,994
 2003  Lowest contract charges                   21,150        1.110137            23,479
    Highest contract charges                    429,079        0.791692           339,698
    Remaining contract charges               10,178,057              --        10,622,946

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges                1.15%              3.93%               5.46%
    Highest contract charges                  2.24%              4.11%               4.31%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.14%               8.59%
    Highest contract charges                  2.25%              2.46%               7.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              2.36%               4.09%
    Highest contract charges                  2.24%              2.35%               2.95%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              1.35%               5.09%
    Highest contract charges                  2.22%              1.93%               3.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              7.91%              11.86%
    Highest contract charges                  2.12%              3.76%              13.32%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges                1.15%                --                9.78%
    Highest contract charges                  2.25%                --                8.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                9.77%
    Highest contract charges                  2.25%                --                8.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --                5.30%
    Highest contract charges                  2.23%                --                4.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%                --               12.56%
    Highest contract charges                  2.22%                --               11.33%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.74%                --               31.87%
    Highest contract charges                  1.92%                --               36.31%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2007  Lowest contract charges                  691,607       $2.291471        $1,584,797
    Highest contract charges                    388,868        1.333469           518,543
    Remaining contract charges               15,962,344              --        27,300,919
 2006  Lowest contract charges                  651,293        2.015588         1,312,738
    Highest contract charges                    430,101        1.185895           510,054
    Remaining contract charges               18,887,235              --        29,017,420
 2005  Lowest contract charges                  689,661        1.655468         1,141,711
    Highest contract charges                    472,238        0.984776           465,048
    Remaining contract charges               21,137,327              --        26,884,680
 2004  Lowest contract charges                  307,411        1.443680           443,802
    Highest contract charges                    269,911        0.868284           234,360
    Remaining contract charges               18,682,775              --        22,175,467
 2003  Lowest contract charges                   13,712        1.225041            16,797
    Highest contract charges                     34,086        0.744937            25,392
    Remaining contract charges               13,288,081              --        15,363,489
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges                  153,622        0.947090           145,494
    Highest contract charges                     81,628        0.693326            56,595
    Remaining contract charges                8,332,599              --         6,785,656
 2006  Lowest contract charges                  152,909        0.855696           130,844
    Highest contract charges                     84,586        0.633346            53,570
    Remaining contract charges               10,308,517              --         7,589,378
 2005  Lowest contract charges                  156,352        0.816470           127,657
    Highest contract charges                     86,546        0.611009            52,880
    Remaining contract charges               12,752,025              --         9,017,086
 2004  Lowest contract charges                  129,393        0.795314           102,910
    Highest contract charges                     59,045        0.601763            35,531
    Remaining contract charges               14,975,575              --        10,491,896
 2003  Lowest contract charges                   38,049        0.750388            28,552
    Highest contract charges                     40,045        0.574241            22,996
    Remaining contract charges               14,551,351              --         9,849,752

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2007  Lowest contract charges                1.15%              2.54%              13.69%
    Highest contract charges                  2.24%              2.39%              12.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.78%              21.75%
    Highest contract charges                  2.25%              3.74%              20.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              2.65%              14.67%
    Highest contract charges                  2.24%              2.59%              13.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.13%              3.28%              17.85%
    Highest contract charges                  2.20%              4.36%              16.56%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              2.52%              30.49%
    Highest contract charges                  2.13%              1.39%              28.54%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges                1.15%              0.54%              10.68%
    Highest contract charges                  2.24%              0.54%               9.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                4.80%
    Highest contract charges                  2.25%                --                3.66%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.18%               2.66%
    Highest contract charges                  2.24%              0.15%               1.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%                --                5.99%
    Highest contract charges                  2.22%                --                4.83%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.73%                --               30.27%
    Highest contract charges                  1.40%                --               29.44%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2007  Lowest contract charges                  671,053       $1.968555        $1,321,004
    Highest contract charges                    303,031        1.439554           436,230
    Remaining contract charges               11,050,644              --        19,451,847
 2006  Lowest contract charges                  698,258        2.153172         1,503,469
    Highest contract charges                    308,959        1.591976           491,856
    Remaining contract charges               12,115,458              --        23,498,840
 2005  Lowest contract charges                  660,316        1.791931         1,183,241
    Highest contract charges                    314,920        1.339547           421,850
    Remaining contract charges               11,402,317              --        18,438,672
 2004  Lowest contract charges                  424,624        1.636527           694,911
    Highest contract charges                    243,981        1.236897           301,780
    Remaining contract charges                8,088,737              --        11,938,436
 2003  Lowest contract charges                   63,835        1.375251            87,790
    Highest contract charges                     14,316        1.050919            15,045
    Remaining contract charges                3,369,285              --         4,428,913
EVERGREEN VA HIGH INCOME FUND
 2007  Lowest contract charges                  114,602        1.407752           161,331
    Highest contract charges                      4,201        1.373591             5,770
    Remaining contract charges                   22,032              --            30,591
 2006  Lowest contract charges                  105,860        1.386342           146,758
    Highest contract charges                      4,319        1.357435             5,862
    Remaining contract charges                   22,035              --            30,190
 2005  Lowest contract charges                  170,026        1.288444           219,069
    Highest contract charges                      4,812        1.266001             6,091
    Remaining contract charges                   23,131              --            29,512
 2004  Lowest contract charges                  171,469        1.285642           220,449
    Highest contract charges                      4,966        1.267677             6,295
    Remaining contract charges                   24,307              --            31,007
 2003  Lowest contract charges                  160,699        1.197761           192,479
    Highest contract charges                      4,840        1.185150             5,737
    Remaining contract charges                   23,624              --            28,132

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2007  Lowest contract charges                1.15%              1.47%              (8.57)%
    Highest contract charges                  2.25%              1.45%              (9.57)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.81%              20.16%
    Highest contract charges                  2.25%              0.78%              18.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.10%               9.50%
    Highest contract charges                  2.24%              1.06%               8.30%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              1.93%              19.00%
    Highest contract charges                  2.22%              1.72%              17.70%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.74%              0.54%              33.28%
    Highest contract charges                  2.15%              0.12%              26.76%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA HIGH INCOME FUND
 2007  Lowest contract charges                1.25%              7.74%               1.54%
    Highest contract charges                  1.60%              7.60%               1.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              5.62%               7.60%
    Highest contract charges                  1.61%              6.89%               7.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              5.97%               0.22%
    Highest contract charges                  1.58%              7.66%              (0.13)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              5.72%               7.34%
    Highest contract charges                  1.60%              5.58%               6.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%             14.40%              16.83%
    Highest contract charges                  1.60%             12.03%              16.43%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2007  Lowest contract charges                  381,627       $1.468101          $560,267
    Highest contract charges                    121,247        1.329234           161,166
    Remaining contract charges                8,324,482              --        12,092,332
 2006  Lowest contract charges                  398,455        1.371376           546,432
    Highest contract charges                    136,095        1.255393           170,923
    Remaining contract charges               11,151,131              --        15,182,851
 2005  Lowest contract charges                  353,964        1.231220           435,807
    Highest contract charges                    156,761        1.139547           178,636
    Remaining contract charges               14,479,402              --        17,743,170
 2004  Lowest contract charges                  135,262        1.142503           154,539
    Highest contract charges                      2,072        1.069121             2,216
    Remaining contract charges               15,305,910              --        17,448,596
 2003  Lowest contract charges                   42,605        1.058254            45,087
    Highest contract charges                     49,017        1.057417            51,832
    Remaining contract charges               15,645,979              --        16,555,037
FIDELITY(R) VIP ASSET MANAGER (TM)
 2007  Lowest contract charges                   47,396        2.351169           111,437
    Highest contract charges                    187,617        2.230902           418,554
    Remaining contract charges                1,514,854              --         3,389,008
 2006  Lowest contract charges                   54,951        2.049871           112,643
    Highest contract charges                    265,446        1.955734           519,141
    Remaining contract charges                1,842,953              --         3,630,081
 2005  Lowest contract charges                   46,595        1.923532            89,626
    Highest contract charges                    227,156        1.845314           419,173
    Remaining contract charges                2,151,454              --         3,989,880
 2004  Lowest contract charges                   46,988        1.861751            87,479
    Highest contract charges                    246,354        1.795894           442,425
    Remaining contract charges                2,501,165              --         4,512,990
 2003  Lowest contract charges                   58,807        1.777621           104,536
    Highest contract charges                  2,916,955        1.724182         5,029,361
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2007  Lowest contract charges                1.15%              1.08%               7.05%
    Highest contract charges                  2.25%              1.07%               5.88%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.49%              11.38%
    Highest contract charges                  2.25%              1.22%              10.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.10%               7.77%
    Highest contract charges                  2.22%              1.32%               6.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              1.67%               7.96%
    Highest contract charges                  2.21%              2.16%               6.78%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.10%              0.74%               5.83%
    Highest contract charges                  0.18%              0.67%               5.74%
    Remaining contract charges                  --                 --                  --
FIDELITY(R) VIP ASSET MANAGER (TM)
 2007  Lowest contract charges                0.70%              6.12%              14.70%
    Highest contract charges                  1.25%              5.84%              14.07%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              2.59%               6.57%
    Highest contract charges                  1.25%              2.51%               5.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              2.63%               3.32%
    Highest contract charges                  1.25%              2.64%               2.75%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              3.02%               4.73%
    Highest contract charges                  1.20%                --                2.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              4.01%              17.15%
    Highest contract charges                  1.25%              3.43%              16.51%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 2007  Lowest contract charges                  125,189       $2.668587          $334,079
    Highest contract charges                    600,213        2.532380         1,519,967
    Remaining contract charges                5,312,870              --        13,493,071
 2006  Lowest contract charges                  168,798        2.116599           357,277
    Highest contract charges                    919,700        2.019631         1,857,454
    Remaining contract charges                6,340,036              --        12,898,092
 2005  Lowest contract charges                  188,191        1.994820           375,408
    Highest contract charges                    885,634        1.913934         1,695,045
    Remaining contract charges                7,286,138              --        14,036,244
 2004  Lowest contract charges                  202,124        1.898724           383,777
    Highest contract charges                    896,710        1.831787         1,642,581
    Remaining contract charges                8,737,609              --        16,107,694
 2003  Lowest contract charges                  209,095        1.849578           386,737
    Highest contract charges                 10,887,746        1.794209        19,534,893
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP CONTRAFUND(R)
 2007  Lowest contract charges                  103,588        4.102467           424,965
    Highest contract charges                    596,554        3.892961         2,322,363
    Remaining contract charges                5,784,583              --        22,540,159
 2006  Lowest contract charges                  116,445        3.513227           409,099
    Highest contract charges                    923,803        3.352197         3,096,771
    Remaining contract charges                6,871,940              --        23,167,898
 2005  Lowest contract charges                  111,516        3.166858           353,155
    Highest contract charges                    888,177        3.038367         2,698,606
    Remaining contract charges                7,248,133              --        22,125,087
 2004  Lowest contract charges                  108,358        2.727196           295,513
    Highest contract charges                    764,696        2.630955         2,011,881
    Remaining contract charges                7,469,852              --        19,738,758
 2003  Lowest contract charges                  112,266        2.378268           266,998
    Highest contract charges                  8,645,200        2.306999        19,944,467
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP OVERSEAS
 2007  Lowest contract charges                   52,694        2.592332           136,600
    Highest contract charges                    309,007        2.459587           760,029
    Remaining contract charges                2,339,594              --         5,771,582
 2006  Lowest contract charges                   45,904        2.225287           102,148
    Highest contract charges                    392,692        2.122980           833,681
    Remaining contract charges                2,694,211              --         5,772,053
 2005  Lowest contract charges                   32,386        1.897805            61,463
    Highest contract charges                    321,437        1.820534           585,186
    Remaining contract charges                2,589,101              --         4,741,708
 2004  Lowest contract charges                   31,809        1.605378            51,063
    Highest contract charges                    343,171        1.548494           531,398
    Remaining contract charges                2,684,289              --         4,183,840
 2003  Lowest contract charges                   36,811        1.422660            52,369
    Highest contract charges                  2,935,213        1.379823         4,050,074
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY(R) VIP GROWTH
 2007  Lowest contract charges                0.70%              0.85%              26.08%
    Highest contract charges                  1.25%              0.85%              25.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.39%               6.11%
    Highest contract charges                  1.25%              0.37%               5.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.50%               5.06%
    Highest contract charges                  1.25%              0.49%               4.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.27%               2.66%
    Highest contract charges                  1.20%                --               (2.08)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.29%              31.92%
    Highest contract charges                  1.25%              0.27%              31.20%
    Remaining contract charges                  --                 --                  --
FIDELITY(R) VIP CONTRAFUND(R)
 2007  Lowest contract charges                0.70%              0.93%              16.77%
    Highest contract charges                  1.25%              0.73%              16.13%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              1.33%              10.94%
    Highest contract charges                  1.25%              1.29%              10.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.28%              16.12%
    Highest contract charges                  1.24%              0.26%              15.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.34%              14.67%
    Highest contract charges                  1.20%                --               12.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.47%              27.57%
    Highest contract charges                  1.25%              0.46%              26.87%
    Remaining contract charges                  --                 --                  --
FIDELITY(R) VIP OVERSEAS
 2007  Lowest contract charges                0.70%              3.60%              16.49%
    Highest contract charges                  1.25%              3.18%              15.86%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.82%              17.26%
    Highest contract charges                  1.25%              0.87%              16.61%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.67%              4.11%              18.22%
    Highest contract charges                  1.25%              0.64%              17.57%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.75%              0.59%              12.84%
    Highest contract charges                  1.20%                --                7.85%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.40%              42.37%
    Highest contract charges                  1.25%              0.78%              41.59%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges                  112,600      $11.569621        $1,302,740
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   52,850       11.290953           596,727
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges                  290,612       10.451226         3,037,251
    Highest contract charges                     54,007        1.095097            59,143
    Remaining contract charges              840,068,784              --     2,603,805,574
 2006  Lowest contract charges                  294,960        9.815494         2,895,176
    Highest contract charges                     48,199        1.053479            50,778
    Remaining contract charges              992,562,957              --     2,983,633,961
 2005  Lowest contract charges                  345,221        8.879802         3,065,494
    Highest contract charges                     42,610        0.976191            41,596
    Remaining contract charges            1,176,331,819              --     3,335,273,777
 2004  Lowest contract charges                  414,152        8.293057         3,434,619
    Highest contract charges                     37,910        0.933826            35,401
    Remaining contract charges            1,329,589,292              --     3,726,776,975
 2003  Lowest contract charges                  432,123        8.005787         3,459,483
    Highest contract charges                      9,155        1.009434             9,241
    Remaining contract charges            1,225,639,603              --     3,885,944,628
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                  231,080        7.864372         1,817,301
    Highest contract charges                     66,034        1.427293            94,251
    Remaining contract charges              508,219,488              --     1,038,999,644
 2006  Lowest contract charges                  254,955        7.524793         1,918,485
    Highest contract charges                     73,373        1.395328           102,381
    Remaining contract charges              522,716,745              --     1,048,721,281
 2005  Lowest contract charges                  303,781        7.190710         2,184,401
    Highest contract charges                     79,349        1.362355           108,102
    Remaining contract charges              565,054,162              --     1,127,681,487
 2004  Lowest contract charges                  295,995        7.029369         2,080,653
    Highest contract charges                     49,023        1.360735            66,707
    Remaining contract charges              550,625,869              --     1,138,529,508
 2003  Lowest contract charges                  313,505        6.728784         2,109,510
    Highest contract charges                     12,784        1.330849            17,014
    Remaining contract charges              438,451,434              --       992,365,836

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges                1.24%              3.58%               2.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.50%              12.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges                0.15%              2.28%               6.48%
    Highest contract charges                  2.29%              2.12%               3.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              2.28%              10.54%
    Highest contract charges                  2.30%              2.14%               7.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              3.15%               7.08%
    Highest contract charges                  2.29%              2.88%               4.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              2.03%               3.59%
    Highest contract charges                  2.28%              2.48%               1.13%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              2.44%              18.31%
    Highest contract charges                  2.18%              3.29%              15.92%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                0.15%              5.19%               4.51%
    Highest contract charges                  2.29%              4.98%               2.29%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              4.82%               4.65%
    Highest contract charges                  2.30%              5.02%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              7.39%               2.30%
    Highest contract charges                  2.29%              7.84%               0.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              4.57%               4.47%
    Highest contract charges                  2.28%              6.95%               2.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              4.27%               7.68%
    Highest contract charges                  2.17%              6.01%               5.50%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                  557,514      $32.434043       $18,082,442
    Highest contract charges                      9,946        2.545637            25,318
    Remaining contract charges              724,240,690              --     4,062,813,790
 2006  Lowest contract charges                  614,816       27.803951        17,094,314
    Highest contract charges                     10,565        2.230767            23,572
    Remaining contract charges              827,372,341              --     4,099,225,924
 2005  Lowest contract charges                  646,852       23.878318        15,445,729
    Highest contract charges                     11,276        1.958414            22,083
    Remaining contract charges              941,472,634              --     4,141,445,581
 2004  Lowest contract charges                  664,770       20.696708        13,758,509
    Highest contract charges                    170,210        1.736063           295,496
    Remaining contract charges            1,002,544,479              --     4,037,374,144
 2003  Lowest contract charges                  652,234       17.365115        11,326,120
    Highest contract charges                     21,791        1.488245            32,431
    Remaining contract charges              734,402,033              --     3,227,130,440
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                  184,275        4.798244           884,195
    Highest contract charges                     15,721        1.584338            24,907
    Remaining contract charges              689,807,617              --     1,795,155,206
 2006  Lowest contract charges                  197,208        4.443435           876,281
    Highest contract charges                     16,702        1.498310            25,026
    Remaining contract charges              773,257,538              --     1,910,669,514
 2005  Lowest contract charges                  209,613        3.701009           775,779
    Highest contract charges                     17,824        1.274439            22,715
    Remaining contract charges              845,515,209              --     1,788,595,218
 2004  Lowest contract charges                  158,807        3.501581           556,079
    Highest contract charges                      2,732        1.071092             2,927
    Remaining contract charges              808,726,825              --     1,711,132,784
 2003  Lowest contract charges                  165,306        3.122502           516,167
    Highest contract charges                     12,443        1.121332            13,953
    Remaining contract charges              610,776,587              --     1,335,468,958

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                0.15%              0.12%              16.65%
    Highest contract charges                  2.34%              0.12%              14.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.37%              16.44%
    Highest contract charges                  2.35%              1.35%              13.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              0.96%              15.37%
    Highest contract charges                  2.30%              1.55%              12.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              0.35%              19.19%
    Highest contract charges                  2.29%              0.56%              16.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              0.63%              42.16%
    Highest contract charges                  2.18%              0.85%              39.28%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              1.67%               7.99%
    Highest contract charges                  2.34%              1.64%               5.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.80%              20.06%
    Highest contract charges                  2.35%              1.76%              17.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.96%               5.70%
    Highest contract charges                  2.30%              3.08%               3.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              1.37%              12.14%
    Highest contract charges                  2.20%              1.51%               9.59%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              1.51%              26.48%
    Highest contract charges                  2.17%              2.16%              24.04%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2007  Lowest contract charges                   46,721       $1.416430           $66,178
    Highest contract charges                     12,872        1.226197            15,783
    Remaining contract charges               18,353,625              --        23,804,671
 2006  Lowest contract charges                    7,789        1.233444             9,607
    Highest contract charges                        455        1.092646               498
    Remaining contract charges               17,510,013              --        20,041,478
 2005  Lowest contract charges                    8,250        1.126944             9,298
    Highest contract charges                      8,782        1.031321             9,058
    Remaining contract charges               20,975,567              --        22,218,198
 2004  Lowest contract charges                    8,250        1.028217             8,484
    Highest contract charges                     84,200        0.954197            80,344
    Remaining contract charges               21,702,270              --        21,269,976
 2003  Lowest contract charges                    8,250        0.999198             8,244
    Highest contract charges                    196,494        0.948374           186,350
    Remaining contract charges               19,895,159              --        19,232,849
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                   33,664        2.662095            89,617
    Highest contract charges                     80,454        1.173585            94,420
    Remaining contract charges               50,950,974              --        98,918,194
 2006  Lowest contract charges                   38,668        2.289028            88,512
    Highest contract charges                    109,766        1.032085           113,287
    Remaining contract charges               57,284,842              --        97,687,858
 2005  Lowest contract charges                   42,023        2.108460            88,604
    Highest contract charges                    100,251        0.972306            97,474
    Remaining contract charges               66,801,261              --       106,842,426
 2004  Lowest contract charges                   42,024        2.044840            85,930
    Highest contract charges                     89,988        0.964424            86,787
    Remaining contract charges               69,764,602              --       111,361,808
 2003  Lowest contract charges                   42,023        1.818182            76,406
    Highest contract charges                     32,819        0.877028            28,783
    Remaining contract charges               59,223,841              --        89,937,069

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.02%              14.84%
    Highest contract charges                  2.14%              0.02%              12.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.87%               9.45%
    Highest contract charges                  2.29%              8.06%               6.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.81%               9.60%
    Highest contract charges                  2.28%              2.11%               7.38%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.30%               2.90%
    Highest contract charges                  2.23%              0.06%               0.61%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.35%              28.05%
    Highest contract charges                  2.14%              0.21%              25.33%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                0.25%              0.85%              16.30%
    Highest contract charges                  2.24%              0.53%              13.71%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.83%               8.56%
    Highest contract charges                  2.25%              2.54%               6.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              3.73%               3.11%
    Highest contract charges                  2.24%              3.38%               0.82%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.02%              12.47%
    Highest contract charges                  2.22%                --                9.97%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.80%              21.96%
    Highest contract charges                  2.13%              0.77%              19.38%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                    7,829       $1.756495           $13,752
    Highest contract charges                      5,055        1.520618             7,686
    Remaining contract charges                4,610,247              --         7,447,231
 2006  Lowest contract charges                    7,829        1.427226            11,174
    Highest contract charges                     37,391        1.266197            47,341
    Remaining contract charges                5,656,557              --         7,519,996
 2005  Lowest contract charges                    8,070        1.172539             9,462
    Highest contract charges                     37,333        1.063925            39,720
    Remaining contract charges                7,643,350              --         8,462,029
 2004  Lowest contract charges                    8,068        0.991010             7,996
    Highest contract charges                     42,646        0.919650            39,220
    Remaining contract charges                9,308,094              --         8,819,501
 2003  Lowest contract charges                      240        0.806326               194
    Highest contract charges                     80,742        0.765272            61,790
    Remaining contract charges               10,659,223              --         8,334,287
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2007  Lowest contract charges                    5,571        1.329120             7,405
    Highest contract charges                      3,203        1.193507             3,823
    Remaining contract charges                7,946,526              --        10,024,354
 2006  Lowest contract charges                    8,702        1.452974            12,644
    Highest contract charges                     44,752        1.329781            59,512
    Remaining contract charges                9,565,385              --        13,304,440
 2005  Lowest contract charges                      640        1.243857               796
    Highest contract charges                     46,115        1.128570            52,044
    Remaining contract charges               10,908,618              --        12,761,433
 2004  Lowest contract charges                      639        1.129343               723
    Highest contract charges                     48,110        1.047971            50,418
    Remaining contract charges               12,298,947              --        13,239,251
 2003  Lowest contract charges                      640        1.007742               645
    Highest contract charges                     62,415        0.956397            59,693
    Remaining contract charges               10,805,306              --        10,523,784

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                0.25%              0.92%              23.07%
    Highest contract charges                  2.07%              2.31%              20.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.04%              21.72%
    Highest contract charges                  2.25%              1.69%              19.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              4.11%              18.32%
    Highest contract charges                  2.25%              3.53%              15.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.24%                --               22.90%
    Highest contract charges                  2.23%                --               20.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --                 --               59.97%
    Highest contract charges                  2.14%                --               56.58%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2007  Lowest contract charges                0.80%              0.05%              (8.52)%
    Highest contract charges                  2.06%                --              (10.11)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.86%              19.85%
    Highest contract charges                  2.25%              1.43%              17.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.17%              3.39%              10.14%
    Highest contract charges                  2.24%              2.85%               7.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.09%                --               12.07%
    Highest contract charges                  2.23%                --                9.58%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.11%              1.62%              29.96%
    Highest contract charges                  2.14%              1.61%              27.20%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                   50,310       $2.438283          $122,669
    Highest contract charges                      5,987        2.106797            12,613
    Remaining contract charges               43,282,439              --        96,244,434
 2006  Lowest contract charges                   51,929        2.303371           119,611
    Highest contract charges                      6,364        2.032470            12,928
    Remaining contract charges               53,144,831              --       113,085,325
 2005  Lowest contract charges                   51,929        2.076823           107,847
    Highest contract charges                      6,788        1.871467            12,703
    Remaining contract charges               61,788,337              --       120,018,911
 2004  Lowest contract charges                   51,928        1.851894            96,165
    Highest contract charges                     72,337        1.691619           122,366
    Remaining contract charges               71,653,274              --       125,648,897
 2003  Lowest contract charges                   51,929        1.645811            85,465
    Highest contract charges                     51,452        1.537574            79,111
    Remaining contract charges               69,446,574              --       109,590,837
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                   46,407        2.861067           132,773
    Highest contract charges                        172        1.103136               189
    Remaining contract charges              136,856,885              --       281,726,674
 2006  Lowest contract charges                    7,659        2.293669            17,568
    Highest contract charges                  1,645,660        0.906314         1,491,488
    Remaining contract charges              153,470,182              --       259,891,760
 2005  Lowest contract charges                   52,068        2.014473           104,891
    Highest contract charges                  1,742,219        0.814098         1,418,337
    Remaining contract charges              170,281,250              --       259,082,214
 2004  Lowest contract charges                   45,510        1.968560            89,591
    Highest contract charges                  1,360,652        0.813623         1,107,058
    Remaining contract charges              179,252,221              --       277,107,913
 2003  Lowest contract charges                   45,511        1.655809            75,357
    Highest contract charges                     30,998        0.699918            21,696
    Remaining contract charges              112,653,648              --       152,715,484
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                      125        0.638298                80
    Highest contract charges                      6,909        0.567559             3,921
    Remaining contract charges               42,925,455              --        26,054,895
 2006  Lowest contract charges                   12,033        0.565080             6,800
    Highest contract charges                        596        0.511332               302
    Remaining contract charges               55,423,712              --        30,001,571
 2005  Lowest contract charges                   11,809        0.516172             6,095
    Highest contract charges                    105,751        0.475805            50,317
    Remaining contract charges               65,812,562              --        32,767,657
 2004  Lowest contract charges                   11,550        0.468107             5,407
    Highest contract charges                    114,890        0.438904            50,426
    Remaining contract charges               82,741,023              --        37,618,985
 2003  Lowest contract charges                  924,673        0.475064           439,279
    Highest contract charges                    131,360        0.444032            58,328
    Remaining contract charges              101,269,326              --        46,138,589

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                0.25%              0.11%               5.86%
    Highest contract charges                  2.34%              0.11%               3.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.06%              10.91%
    Highest contract charges                  2.35%              0.06%               8.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.07%              12.15%
    Highest contract charges                  2.30%              0.12%               9.82%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.06%              12.52%
    Highest contract charges                  2.23%                --               10.02%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.14%              31.98%
    Highest contract charges                  2.14%                --               29.18%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.02%              24.74%
    Highest contract charges                  2.15%                --               21.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.26%              13.86%
    Highest contract charges                  2.25%              0.45%              11.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.82%               2.33%
    Highest contract charges                  2.24%              0.50%               0.06%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.55%              18.89%
    Highest contract charges                  2.22%              0.63%              16.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.44%              35.24%
    Highest contract charges                  2.14%              0.63%              32.36%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                0.81%                --               12.96%
    Highest contract charges                  2.06%                --               11.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%                --                9.48%
    Highest contract charges                  2.51%                --                7.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.28%              10.27%
    Highest contract charges                  2.24%              0.03%               8.41%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --                0.54%
    Highest contract charges                  2.24%                --               (1.15)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               61.09%
    Highest contract charges                  2.14%                --               57.67%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                   22,944       $1.679096           $38,526
    Highest contract charges                     20,630        1.307522            26,975
    Remaining contract charges              190,140,238              --       252,866,000
 2006  Lowest contract charges                   21,944        1.553671            34,094
    Highest contract charges                     21,920        1.235525            27,081
    Remaining contract charges              209,444,530              --       262,038,877
 2005  Lowest contract charges                   19,888        1.385101            27,547
    Highest contract charges                     23,390        1.124839            26,310
    Remaining contract charges              223,807,197              --       254,062,410
 2004  Lowest contract charges                   34,276        1.302838            44,654
    Highest contract charges                     36,863        1.081024            39,849
    Remaining contract charges              191,828,041              --       210,408,389
 2003  Lowest contract charges                   36,185        1.204783            43,596
    Highest contract charges                      4,728        1.020715             4,825
    Remaining contract charges              158,609,459              --       169,201,720
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                  116,461        1.580478           184,064
    Highest contract charges                     72,856        1.436132           104,631
    Remaining contract charges               79,558,709              --       120,403,710
 2006  Lowest contract charges                  120,819        1.364233           164,826
    Highest contract charges                     22,655        1.261558            28,582
    Remaining contract charges               91,958,776              --       120,998,939
 2005  Lowest contract charges                    2,131        1.341373             2,859
    Highest contract charges                     23,582        1.237093            29,173
    Remaining contract charges              100,639,590              --       128,536,392
 2004  Lowest contract charges                    2,132        1.284781             2,739
    Highest contract charges                     34,863        1.219445            42,513
    Remaining contract charges               83,563,942              --       103,580,566
 2003  Lowest contract charges                    2,131        1.144938             2,440
    Highest contract charges                    508,791        1.105522           562,479
    Remaining contract charges               53,255,323              --        59,652,114

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                0.25%              1.06%               8.07%
    Highest contract charges                  2.34%              1.00%               5.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.18%              12.17%
    Highest contract charges                  2.35%              1.10%               9.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.31%               6.31%
    Highest contract charges                  2.30%              1.93%               4.11%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              1.12%               8.14%
    Highest contract charges                  2.29%              2.14%               5.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              1.18%              28.50%
    Highest contract charges                  1.08%             19.22%              22.85%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                0.80%              0.02%              15.85%
    Highest contract charges                  2.27%                --               13.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.05%               3.78%
    Highest contract charges                  2.30%                --                1.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.26%                --                4.41%
    Highest contract charges                  2.26%                --                2.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.27%                --               12.21%
    Highest contract charges                  2.30%                --                9.94%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               32.47%
    Highest contract charges                  2.14%                --               29.66%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                   18,460       $2.174735           $40,146
    Highest contract charges                      4,188        1.915846             8,024
    Remaining contract charges              118,734,090              --       240,352,556
 2006  Lowest contract charges                    1,595        1.681584             2,682
    Highest contract charges                     36,692        1.532006            56,211
    Remaining contract charges              118,449,735              --       187,743,375
 2005  Lowest contract charges                      472        1.504461               711
    Highest contract charges                     33,845        1.399032            47,350
    Remaining contract charges              122,226,773              --       175,721,829
 2004  Lowest contract charges                      473        1.296739               613
    Highest contract charges                     31,865        1.230828            39,220
    Remaining contract charges               86,565,356              --       108,754,173
 2003  Lowest contract charges                      472        1.109338               524
    Highest contract charges                    130,070        1.071230           139,335
    Remaining contract charges               35,060,632              --        38,067,259
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges                   12,176        1.584173            19,289
    Highest contract charges                     33,454        1.256502            42,035
    Remaining contract charges              129,354,299              --       179,321,598
 2006  Lowest contract charges                   34,702        1.545072            53,617
    Highest contract charges                      8,387        1.253995            10,520
    Remaining contract charges              146,096,089              --       200,128,910
 2005  Lowest contract charges                   36,005        1.393324            50,167
    Highest contract charges                      8,395        1.157127             9,715
    Remaining contract charges              164,325,003              --       205,760,031
 2004  Lowest contract charges                   13,478        1.367726            18,436
    Highest contract charges                     16,185        1.162544            18,816
    Remaining contract charges              210,287,261              --       263,184,919
 2003  Lowest contract charges                   12,260        1.276627            15,652
    Highest contract charges                      3,816        1.175175             4,484
    Remaining contract charges              193,063,007              --       229,355,882

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                0.25%              0.17%              29.33%
    Highest contract charges                  2.07%                --               26.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.38%              11.77%
    Highest contract charges                  2.30%              0.81%               9.51%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.10%              0.22%              16.02%
    Highest contract charges                  2.29%              0.22%              13.67%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.11%                --               16.89%
    Highest contract charges                  2.29%                --               14.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.13%                --               43.43%
    Highest contract charges                  2.14%                --               40.39%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges                0.25%              3.76%               2.53%
    Highest contract charges                  2.06%             41.64%               0.20%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%             14.91%              10.89%
    Highest contract charges                  2.30%             14.54%               8.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              7.95%               1.87%
    Highest contract charges                  2.29%              6.30%              (0.47)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              4.84%               7.14%
    Highest contract charges                  2.28%              5.67%               4.70%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.23%              22.88%
    Highest contract charges                  2.18%              5.21%              20.51%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                  364,256       $6.934106        $2,525,791
    Highest contract charges                     11,670        0.971269            11,334
    Remaining contract charges              124,470,188              --       403,954,310
 2006  Lowest contract charges                  409,894        6.601110         2,705,754
    Highest contract charges                     32,645        1.125560            36,747
    Remaining contract charges              150,280,988              --       481,757,648
 2005  Lowest contract charges                  463,510        5.726045         2,654,077
    Highest contract charges                     33,133        0.997555            33,052
    Remaining contract charges              179,509,282              --       510,361,193
 2004  Lowest contract charges                  514,412        5.487551         2,822,869
    Highest contract charges                     63,668        0.826016            52,591
    Remaining contract charges              193,790,684              --       567,340,941
 2003  Lowest contract charges                  499,332        4.978349         2,485,847
    Highest contract charges                    245,318        0.767574           188,300
    Remaining contract charges              180,901,244              --       549,557,877
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                  492,940        2.156589         1,063,068
    Highest contract charges                     19,247        1.866941            35,932
    Remaining contract charges              137,081,721              --       271,593,340
 2006  Lowest contract charges                  489,334        1.744813           853,797
    Highest contract charges                        184        1.545615               280
    Remaining contract charges              137,153,578              --       222,680,138
 2005  Lowest contract charges                  455,872        1.409696           642,641
    Highest contract charges                  1,001,922        1.279075         1,281,533
    Remaining contract charges              120,153,696              --       159,520,141
 2004  Lowest contract charges                  775,074        1.331224         1,031,797
    Highest contract charges                    675,386        1.235361           834,345
    Remaining contract charges               82,396,322              --       104,716,638
 2003  Lowest contract charges                  351,869        1.070076           376,527
    Highest contract charges                    160,086        1.015586           162,581
    Remaining contract charges               28,798,243              --        29,781,746

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                0.15%              1.57%               5.05%
    Highest contract charges                  2.06%              8.05%               2.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.73%              15.28%
    Highest contract charges                  2.30%              1.76%              12.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              1.82%               4.35%
    Highest contract charges                  2.29%              2.18%               2.13%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              1.28%              10.23%
    Highest contract charges                  2.28%              1.33%               7.61%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              1.38%              27.94%
    Highest contract charges                  2.14%              1.35%              25.10%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.75%              23.60%
    Highest contract charges                  2.25%              0.83%              20.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.84%              23.77%
    Highest contract charges                  2.49%              6.69%              20.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.79%               5.90%
    Highest contract charges                  2.24%              0.63%               3.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               24.41%
    Highest contract charges                  2.22%                --               21.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               50.65%
    Highest contract charges                  2.14%                --               47.45%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2007  Lowest contract charges                  459,711       $2.637667        $1,212,564
    Highest contract charges                      5,555        2.283426            12,685
    Remaining contract charges               41,938,842              --       102,055,950
 2006  Lowest contract charges                  484,431        2.425827         1,175,147
    Highest contract charges                        133        2.148944               280
    Remaining contract charges               46,424,331              --       105,229,592
 2005  Lowest contract charges                  562,002        1.880250         1,056,705
    Highest contract charges                     94,879        1.706129           161,876
    Remaining contract charges               45,327,460              --        80,627,715
 2004  Lowest contract charges                  446,922        1.589394           710,330
    Highest contract charges                     52,354        1.474983            77,222
    Remaining contract charges               23,570,631              --        35,805,129
 2003  Lowest contract charges                  328,754        1.362283           447,856
    Highest contract charges                     35,939        1.292958            46,468
    Remaining contract charges               14,251,263              --        18,811,999
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                  731,463        3.928282         2,873,394
    Highest contract charges                     19,607        1.734709            34,013
    Remaining contract charges              239,807,955              --       564,447,391
 2006  Lowest contract charges                  724,127        3.087435         2,235,696
    Highest contract charges                        448        1.396518               476
    Remaining contract charges              266,269,150              --       501,482,497
 2005  Lowest contract charges                  630,407        2.484405         1,566,186
    Highest contract charges                  1,522,600        1.152197         1,754,335
    Remaining contract charges              265,945,207              --       411,914,079
 2004  Lowest contract charges                  587,147        2.170771         1,274,575
    Highest contract charges                  1,225,189        1.030653         1,262,745
    Remaining contract charges              234,955,896              --       341,197,582
 2003  Lowest contract charges                  387,521        1.841119           713,473
    Highest contract charges                     65,077        0.656540            42,726
    Remaining contract charges              167,272,209              --       242,936,202

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2007  Lowest contract charges                0.25%              1.67%               8.73%
    Highest contract charges                  2.28%              3.25%               6.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.76%              29.02%
    Highest contract charges                  2.49%             19.77%              26.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              2.81%              18.30%
    Highest contract charges                  2.23%              3.11%              15.67%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               16.67%
    Highest contract charges                  2.23%                --               14.08%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              1.03%              53.35%
    Highest contract charges                  2.14%              1.01%              50.10%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                0.15%              1.15%              27.23%
    Highest contract charges                  2.27%              1.28%              24.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              2.79%              24.27%
    Highest contract charges                  2.46%             18.24%              21.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%                --               14.45%
    Highest contract charges                  2.24%                --               11.79%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              0.85%              17.91%
    Highest contract charges                  2.22%              1.12%              15.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              1.00%              32.90%
    Highest contract charges                  2.14%              1.38%              29.95%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MID CAP HLS FUND
 2007  Lowest contract charges                   90,530       $5.162447          $467,357
    Highest contract charges                     79,440        1.728933           137,347
    Remaining contract charges               90,584,374              --       394,812,668
 2006  Lowest contract charges                   91,088        4.488637           408,861
    Highest contract charges                     86,148        1.535950           132,319
    Remaining contract charges              116,133,705              --       441,959,147
 2005  Lowest contract charges                  130,086        4.026977           523,853
    Highest contract charges                     95,205        1.407944           134,043
    Remaining contract charges              142,904,679              --       495,121,315
 2004  Lowest contract charges                  137,854        3.456884           476,535
    Highest contract charges                     67,002        1.234870            82,739
    Remaining contract charges              166,445,709              --       501,072,556
 2003  Lowest contract charges                  152,661        2.976328           454,368
    Highest contract charges                     52,821        1.086282            57,378
    Remaining contract charges              190,796,265              --       500,771,393
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges                   93,440        1.887281           176,348
    Highest contract charges                     18,780        1.633867            30,684
    Remaining contract charges              164,331,998              --       284,745,544
 2006  Lowest contract charges                  116,250        1.852567           215,362
    Highest contract charges                        407        1.641155               662
    Remaining contract charges              191,441,050              --       330,002,883
 2005  Lowest contract charges                  150,755        1.575507           237,516
    Highest contract charges                     11,918        1.441857            17,184
    Remaining contract charges              224,614,572              --       333,623,834
 2004  Lowest contract charges                  154,287        1.436027           221,561
    Highest contract charges                     13,207        1.341421            17,717
    Remaining contract charges              252,447,972              --       346,278,242
 2003  Lowest contract charges                   57,987        1.237863            71,780
    Highest contract charges                    584,347        1.174916           686,558
    Remaining contract charges              214,236,999              --       256,758,780

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MID CAP HLS FUND
 2007  Lowest contract charges                0.25%              0.49%              15.01%
    Highest contract charges                  2.14%              0.23%              12.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.94%              11.46%
    Highest contract charges                  2.15%              0.82%               9.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.41%              16.49%
    Highest contract charges                  2.14%              0.08%              14.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.27%              16.15%
    Highest contract charges                  2.14%              0.14%              13.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.25%              37.33%
    Highest contract charges                  2.11%                --               34.41%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges                0.25%              0.53%               1.87%
    Highest contract charges                  2.26%              0.44%              (0.44)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.84%              17.59%
    Highest contract charges                  2.39%              8.78%              14.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.60%               9.71%
    Highest contract charges                  2.29%              0.59%               7.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.11%              16.01%
    Highest contract charges                  2.29%              0.18%              13.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               42.93%
    Highest contract charges                  2.13%                --               39.90%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                  206,348       $3.939684          $812,945
    Highest contract charges                     26,675        1.008576            26,904
    Remaining contract charges              247,591,010              --       395,086,638
 2006  Lowest contract charges                  180,900        3.759674           680,125
    Highest contract charges                     17,078        0.985873            16,837
    Remaining contract charges              189,769,798              --       304,833,118
 2005  Lowest contract charges                  198,681        3.596180           714,492
    Highest contract charges                     53,456        0.997610            53,329
    Remaining contract charges              223,379,346              --       372,894,778
 2004  Lowest contract charges                  228,881        3.501964           801,514
    Highest contract charges                     27,149        0.992573            26,947
    Remaining contract charges              204,489,573              --       329,292,128
 2003  Lowest contract charges                  196,033        3.474434           681,104
    Highest contract charges                      2,234        1.095596             2,447
    Remaining contract charges              273,402,081              --       476,941,974
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest contract charges                   90,905        4.852531           441,119
    Highest contract charges                     13,203        1.305992            17,242
    Remaining contract charges               71,515,892              --       161,940,770
 2006  Lowest contract charges                   92,980        4.700415           437,047
    Highest contract charges                     15,938        1.292541            20,597
    Remaining contract charges               86,280,149              --       193,372,410
 2005  Lowest contract charges                  108,001        4.497292           485,712
    Highest contract charges                     15,938        1.263558            20,138
    Remaining contract charges              104,479,037              --       227,830,618
 2004  Lowest contract charges                  114,077        4.400092           501,946
    Highest contract charges                     13,206        1.221900            16,136
    Remaining contract charges              117,210,353              --       260,149,442
 2003  Lowest contract charges                  119,937        4.232311           507,610
    Highest contract charges                      4,880        1.241771             6,059
    Remaining contract charges              122,810,680              --       281,097,243

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                0.15%              4.80%               4.79%
    Highest contract charges                  2.28%              4.56%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              4.59%               4.55%
    Highest contract charges                  2.18%              4.88%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              2.77%               2.69%
    Highest contract charges                  2.28%              2.86%               0.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              0.96%               0.79%
    Highest contract charges                  2.30%              1.06%              (1.35)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              0.75%               0.60%
    Highest contract charges                  2.23%              0.77%              (1.44)%
    Remaining contract charges                  --                 --                  --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest contract charges                0.15%              5.44%               3.24%
    Highest contract charges                  2.30%              5.52%               1.04%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              9.93%               4.52%
    Highest contract charges                  2.30%             10.42%               2.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              4.09%               2.21%
    Highest contract charges                  2.28%              4.92%               0.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              4.73%               3.96%
    Highest contract charges                  2.28%              5.47%               1.50%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              2.83%               2.14%
    Highest contract charges                  1.42%                --               (0.42)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges                   43,918       $3.254917          $142,949
    Highest contract charges                      8,025        1.914778            15,367
    Remaining contract charges              124,458,132              --       273,355,544
 2006  Lowest contract charges                   50,965        2.856648           145,590
    Highest contract charges                      8,528        1.716144            14,632
    Remaining contract charges              146,161,526              --       287,541,255
 2005  Lowest contract charges                   82,234        2.502756           205,812
    Highest contract charges                      9,099        1.535462            13,971
    Remaining contract charges              170,296,865              --       299,587,847
 2004  Lowest contract charges                   82,822        2.073435           171,723
    Highest contract charges                      5,895        1.299719             7,662
    Remaining contract charges              199,698,662              --       297,752,409
 2003  Lowest contract charges                   63,783        1.852907           118,183
    Highest contract charges                    319,561        0.620119           198,166
    Remaining contract charges              201,455,349              --       284,973,790
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                   21,641        1.463530            31,672
    Highest contract charges                      8,929        1.294836            11,561
    Remaining contract charges              114,642,022              --       155,631,831
 2006  Lowest contract charges                   21,586        1.494711            32,265
    Highest contract charges                     50,258        1.361718            68,438
    Remaining contract charges              130,096,030              --       182,903,387
 2005  Lowest contract charges                   21,476        1.402296            30,116
    Highest contract charges                     47,507        1.303997            61,949
    Remaining contract charges              139,002,426              --       185,843,682
 2004  Lowest contract charges                   18,820        1.266246            23,829
    Highest contract charges                     38,409        1.201867            46,163
    Remaining contract charges              110,081,583              --       134,625,867
 2003  Lowest contract charges                    7,736        1.099730             8,507
    Highest contract charges                    138,977        1.066415           148,207
    Remaining contract charges               55,937,543              --        60,274,980

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges                0.25%              0.19%              13.94%
    Highest contract charges                  2.34%              0.23%              11.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.14%              14.14%
    Highest contract charges                  2.35%              0.18%              11.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%                --               20.71%
    Highest contract charges                  2.30%                --               18.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               11.90%
    Highest contract charges                  2.30%                --                9.63%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               55.48%
    Highest contract charges                  2.14%                --               52.18%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.29%              (2.09)%
    Highest contract charges                  2.07%              0.14%              (4.32)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.37%               6.59%
    Highest contract charges                  2.30%              0.38%               4.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.42%              10.74%
    Highest contract charges                  2.29%              0.43%               8.50%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               15.14%
    Highest contract charges                  2.31%                --               12.81%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               49.68%
    Highest contract charges                  2.14%                --               46.52%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                  336,093      $19.363989        $6,508,098
    Highest contract charges                     18,567        1.117216            20,744
    Remaining contract charges              432,397,851              --     1,441,401,443
 2006  Lowest contract charges                  360,176       18.312083         6,595,568
    Highest contract charges                     19,725        1.080023            21,305
    Remaining contract charges              509,651,702              --     1,668,131,111
 2005  Lowest contract charges                  445,941       15.995609         7,133,092
    Highest contract charges                     21,051        0.964381            20,301
    Remaining contract charges              579,653,526              --     1,744,918,795
 2004  Lowest contract charges                  503,076       14.613751         7,351,749
    Highest contract charges                     72,573        0.901119            65,397
    Remaining contract charges              599,725,680              --     1,843,893,605
 2003  Lowest contract charges                  556,424       14.049941         7,817,725
    Highest contract charges                     14,429        0.885188            12,772
    Remaining contract charges              514,342,711              --     1,895,577,127
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2007  Lowest contract charges                    8,492        1.225453            10,406
    Highest contract charges                     17,954        1.079606            19,383
    Remaining contract charges              215,719,231              --       244,671,064
 2006  Lowest contract charges                   33,398        1.176989            39,309
    Highest contract charges                     51,455        1.072210            55,172
    Remaining contract charges              217,935,512              --       240,657,513
 2005  Lowest contract charges                    6,875        1.134413             7,799
    Highest contract charges                     51,254        1.054831            54,064
    Remaining contract charges              251,032,302              --       271,142,875
 2004  Lowest contract charges                   24,526        1.119842            27,471
    Highest contract charges                     31,362        1.062866            33,333
    Remaining contract charges              244,710,700              --       264,721,831
 2003  Lowest contract charges                   25,342        1.099864            27,873
    Highest contract charges                    787,915        1.062371           837,058
    Remaining contract charges              195,476,744              --       210,484,019

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                0.15%              1.01%               5.74%
    Highest contract charges                  2.35%              1.01%               3.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.24%              14.48%
    Highest contract charges                  2.35%              1.33%              11.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              1.85%               9.46%
    Highest contract charges                  2.30%              3.10%               7.07%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              1.08%               4.01%
    Highest contract charges                  2.29%              2.22%               1.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              1.20%              26.28%
    Highest contract charges                  2.17%              1.75%              23.72%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2007  Lowest contract charges                0.25%              6.16%               4.12%
    Highest contract charges                  2.06%                --                1.75%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.92%               3.75%
    Highest contract charges                  2.30%              3.52%               1.65%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              2.85%               1.30%
    Highest contract charges                  2.29%              2.72%              (0.76)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.26%              4.25%               1.82%
    Highest contract charges                  2.27%              5.66%              (0.25)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.24%              2.39%               1.89%
    Highest contract charges                  2.14%              1.62%              (0.28)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges                   10,595       $1.568402           $16,618
    Highest contract charges                     50,242        1.357794            68,219
    Remaining contract charges               88,579,722              --       127,733,152
 2006  Lowest contract charges                   21,744        1.442787            31,372
    Highest contract charges                        217        1.278119               280
    Remaining contract charges               99,560,127              --       133,771,660
 2005  Lowest contract charges                   81,900        1.187282            97,238
    Highest contract charges                     12,794        1.076228            13,769
    Remaining contract charges               86,647,314              --        96,833,798
 2004  Lowest contract charges                   81,804        1.100729            90,044
    Highest contract charges                    469,288        1.021490           479,374
    Remaining contract charges               79,983,354              --        83,985,181
 2003  Lowest contract charges                   11,296        0.996768            11,260
    Highest contract charges                    470,752        0.946054           445,357
    Remaining contract charges               88,790,909              --        85,769,830
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                    8,336        1.615025            13,463
    Highest contract charges                     18,377        1.422501            26,142
    Remaining contract charges               75,426,154              --       113,359,327
 2006  Lowest contract charges                    7,788        1.727803            13,456
    Highest contract charges                        179        1.557284               277
    Remaining contract charges               82,255,893              --       133,915,712
 2005  Lowest contract charges                    7,184        1.455279            10,455
    Highest contract charges                     37,499        1.353266            50,746
    Remaining contract charges               77,145,548              --       107,153,107
 2004  Lowest contract charges                    7,182        1.346821             9,675
    Highest contract charges                     31,974        1.278344            40,873
    Remaining contract charges               45,435,620              --        59,158,981
 2003  Lowest contract charges                    7,184        1.135807             8,160
    Highest contract charges                    106,711        1.096794           117,040
    Remaining contract charges               20,292,853              --        22,576,062

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges                0.25%              1.25%               8.71%
    Highest contract charges                  2.23%              5.79%               6.23%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.26%              1.31%              21.52%
    Highest contract charges                  2.30%              0.02%              18.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              2.47%               7.86%
    Highest contract charges                  2.26%              3.07%               5.41%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.12%              10.43%
    Highest contract charges                  2.22%              0.30%               7.97%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.24%              1.71%              28.28%
    Highest contract charges                  2.13%              1.35%              25.56%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                0.25%              1.28%              (6.53)%
    Highest contract charges                  2.24%              2.55%              (8.66)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.47%              18.73%
    Highest contract charges                  2.50%             14.93%              16.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.46%               8.05%
    Highest contract charges                  2.29%              1.47%               5.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.31%              18.58%
    Highest contract charges                  2.29%              0.59%              16.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.23%              0.12%              41.52%
    Highest contract charges                  2.14%              0.57%              38.52%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges                   46,284       $1.578542           $73,062
    Highest contract charges                      6,535        1.434699             9,375
    Remaining contract charges               67,417,008              --       101,299,059
 2006  Lowest contract charges                  125,566        1.454231           182,602
    Highest contract charges                        203        1.376206               280
    Remaining contract charges               69,961,903              --        99,714,093
 2005  Lowest contract charges                  127,860        1.213565           155,166
    Highest contract charges                     11,411        1.168704            13,336
    Remaining contract charges               44,100,995              --        52,738,119
 2004  Lowest contract charges                  120,881        1.167130           141,083
    Highest contract charges                     36,238        1.147159            41,571
    Remaining contract charges               21,987,625              --        25,447,060
 2003  Lowest contract charges                   85,332        1.074486            91,688
    Highest contract charges                      2,562        1.072237             2,748
    Remaining contract charges                1,537,343              --         1,651,214
HUNTINGTON VA INCOME EQUITY FUND
 2007  Lowest contract charges                1,339,372        1.383280         1,852,727
    Highest contract charges                      1,004       14.343583            14,394
    Remaining contract charges               16,024,801              --        22,583,119
 2006  Lowest contract charges                1,357,842        1.386243         1,882,300
    Highest contract charges                      1,002       14.526096            14,588
    Remaining contract charges               18,511,731              --        26,086,585
 2005  Lowest contract charges                1,480,504        1.245491         1,843,954
    Highest contract charges                      1,005       13.188877            13,257
    Remaining contract charges               20,556,906              --        26,134,083
 2004  Lowest contract charges                1,246,688        1.223402         1,525,199
    Highest contract charges                      1,006       13.091689            13,172
    Remaining contract charges               21,630,843              --        27,010,400
 2003  Lowest contract charges                  573,447        1.088842           624,394
    Highest contract charges                      5,133        1.178220             6,048
    Remaining contract charges               18,641,735              --        20,135,827

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges                0.25%              4.79%               6.68%
    Highest contract charges                  2.28%              3.40%               4.25%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.97%              19.83%
    Highest contract charges                  2.30%              0.04%              17.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.65%               3.98%
    Highest contract charges                  2.26%              1.69%               2.18%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.79%              2.62%               8.56%
    Highest contract charges                  2.29%              2.20%               6.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.17%              0.34%               7.45%
    Highest contract charges                  0.35%              0.22%               7.22%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INCOME EQUITY FUND
 2007  Lowest contract charges                1.15%              1.79%              (0.21)%
    Highest contract charges                  2.19%              1.80%              (1.26)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.95%              11.30%
    Highest contract charges                  2.20%              1.92%              10.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.66%               1.81%
    Highest contract charges                  2.19%              1.59%               0.74%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%                --               12.36%
    Highest contract charges                  2.19%                --               11.18%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              5.16%              17.39%
    Highest contract charges                  2.13%              3.93%               5.91%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2007  Lowest contract charges                1,381,922       $1.489659        $2,058,592
    Highest contract charges                      2,246       14.313076            32,142
    Remaining contract charges               15,236,926              --        24,513,578
 2006  Lowest contract charges                1,458,400        1.605338         2,341,225
    Highest contract charges                      2,295       15.587245            35,752
    Remaining contract charges               17,499,021              --        29,767,688
 2005  Lowest contract charges                1,528,011        1.392884         2,128,342
    Highest contract charges                      2,064       13.667079            28,213
    Remaining contract charges               19,317,244              --        28,571,360
 2004  Lowest contract charges                1,250,807        1.360181         1,701,323
    Highest contract charges                      1,684       13.486371            22,712
    Remaining contract charges               17,908,162              --        25,498,531
 2003  Lowest contract charges                  548,392        1.209553           663,310
    Highest contract charges                      1,673        1.212721             2,029
    Remaining contract charges               13,295,923              --        15,975,092
HUNTINGTON VA GROWTH FUND
 2007  Lowest contract charges                1,199,569        1.032542         1,238,605
    Highest contract charges                        368       14.008340             5,162
    Remaining contract charges               11,677,040              --        13,152,187
 2006  Lowest contract charges                1,326,826        0.910619         1,208,233
    Highest contract charges                        368       12.484412             4,600
    Remaining contract charges               13,960,102              --        13,493,654
 2005  Lowest contract charges                1,402,830        0.854848         1,199,206
    Highest contract charges                        368       11.843525             4,364
    Remaining contract charges               15,571,934              --        14,196,114
 2004  Lowest contract charges                1,238,894        0.858574         1,063,682
    Highest contract charges                        222       12.020640             2,672
    Remaining contract charges               15,962,090              --        14,599,866
 2003  Lowest contract charges                  479,723        0.821875           394,272
    Highest contract charges                      3,407        1.163564             3,965
    Remaining contract charges               13,714,704              --        11,224,247
HUNTINGTON VA MID CORP AMERICA FUND
 2007  Lowest contract charges                  808,981        1.795830         1,452,792
    Highest contract charges                      1,392       18.065743            25,145
    Remaining contract charges                7,560,872              --        14,970,819
 2006  Lowest contract charges                  903,142        1.670403         1,508,611
    Highest contract charges                      1,414       16.981289            23,996
    Remaining contract charges                8,883,372              --        16,040,145
 2005  Lowest contract charges                  944,019        1.575703         1,487,493
    Highest contract charges                      1,319       16.187755            21,356
    Remaining contract charges                9,811,733              --        16,639,604
 2004  Lowest contract charges                  716,058        1.414637         1,012,962
    Highest contract charges                      1,096       14.686427            16,095
    Remaining contract charges                9,475,108              --        14,079,202
 2003  Lowest contract charges                  343,817        1.223973           420,823
    Highest contract charges                     20,062        1.286970            25,819
    Remaining contract charges                7,678,163              --         9,341,575

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2007  Lowest contract charges                1.15%              3.38%              (7.21)%
    Highest contract charges                  2.20%              3.39%              (8.17)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.45%              15.25%
    Highest contract charges                  2.20%              3.60%              14.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              3.04%               2.40%
    Highest contract charges                  2.19%              2.85%               1.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              0.05%              12.45%
    Highest contract charges                  2.20%              0.04%              11.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              8.11%              17.32%
    Highest contract charges                  2.12%              6.24%              18.78%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA GROWTH FUND
 2007  Lowest contract charges                1.15%              0.42%              13.39%
    Highest contract charges                  2.19%              0.43%              12.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.42%               6.52%
    Highest contract charges                  2.20%              0.42%               5.41%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.48%              (0.43)%
    Highest contract charges                  2.19%              0.48%              (1.47)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.01%               4.47%
    Highest contract charges                  1.88%                --                3.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.52%              14.12%
    Highest contract charges                  2.13%              0.41%              13.48%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MID CORP AMERICA FUND
 2007  Lowest contract charges                1.15%              0.57%               7.51%
    Highest contract charges                  2.19%              0.57%               6.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.40%               6.01%
    Highest contract charges                  2.20%              0.40%               4.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.11%              11.39%
    Highest contract charges                  2.19%              0.10%              10.22%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.02%              15.58%
    Highest contract charges                  2.21%              0.01%              14.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              0.33%              27.85%
    Highest contract charges                  1.36%              0.21%              27.08%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2007  Lowest contract charges                  412,625       $1.920209          $792,326
    Highest contract charges                        642       19.625896            12,602
    Remaining contract charges                2,762,713              --         5,738,870
 2006  Lowest contract charges                  476,882        1.726573           823,372
    Highest contract charges                        663       17.832991            11,818
    Remaining contract charges                3,025,285              --         5,525,735
 2005  Lowest contract charges                  460,164        1.583729           728,775
    Highest contract charges                        576       16.530340             9,522
    Remaining contract charges                3,241,472              --         5,442,900
 2004  Lowest contract charges                  387,062        1.414741           547,594
    Highest contract charges                        471       14.922274             7,030
    Remaining contract charges                2,667,652              --         3,947,994
 2003  Lowest contract charges                  169,665        1.205103           204,463
    Highest contract charges                      2,565        1.287366             3,301
    Remaining contract charges                1,973,484              --         2,361,727
HUNTINGTON VA ROTATING MARKETS FUND
 2007  Lowest contract charges                  224,733        1.638240           368,166
    Highest contract charges                        465       18.393238             8,555
    Remaining contract charges                2,930,881              --         5,272,533
 2006  Lowest contract charges                  201,875        1.518849           306,618
    Highest contract charges                        488       17.232689             8,403
    Remaining contract charges                3,272,842              --         5,217,689
 2005  Lowest contract charges                  208,756        1.284505           268,148
    Highest contract charges                        390       14.727656             5,742
    Remaining contract charges                3,502,458              --         4,668,262
 2004  Lowest contract charges                  200,497        1.184861           237,561
    Highest contract charges                        269       13.728544             3,698
    Remaining contract charges                3,663,237              --         4,504,816
 2003  Lowest contract charges                  108,665        1.073672           116,671
    Highest contract charges                      2,626        1.259938             3,308
    Remaining contract charges                3,390,575              --         3,614,945
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges                  318,259        1.794137           571,000
    Highest contract charges                     14,141        1.735479            24,541
    Remaining contract charges                1,329,661              --         2,356,331
 2006  Lowest contract charges                   86,174        1.595122           137,458
    Highest contract charges                     10,935        1.557680            17,031
    Remaining contract charges                  785,074              --         1,240,140
 2005  Lowest contract charges                   34,319        1.283054            44,033
    Highest contract charges                      8,493        1.265836            10,750
    Remaining contract charges                  117,236              --           149,865

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2007  Lowest contract charges                1.15%              0.16%              11.22%
    Highest contract charges                  2.19%              0.17%              10.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.12%               9.02%
    Highest contract charges                  2.20%              0.12%               7.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --               11.95%
    Highest contract charges                  2.19%                --               10.78%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%                --               17.40%
    Highest contract charges                  2.19%                --               16.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%                --               24.59%
    Highest contract charges                  1.36%                --               23.84%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA ROTATING MARKETS FUND
 2007  Lowest contract charges                1.15%              0.83%               7.86%
    Highest contract charges                  2.19%              0.83%               6.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.65%              18.24%
    Highest contract charges                  2.20%              0.69%              17.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.66%               8.41%
    Highest contract charges                  2.19%              0.54%               7.28%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.46%              10.36%
    Highest contract charges                  2.13%                --                9.20%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%                --               22.02%
    Highest contract charges                  1.37%                --               21.29%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges                1.14%              0.02%              12.48%
    Highest contract charges                  2.09%              0.02%              11.41%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.12%              24.32%
    Highest contract charges                  2.10%              1.03%              23.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              2.38%              15.30%
    Highest contract charges                  2.02%              1.29%              14.79%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2007  Lowest contract charges                  293,858       $1.116207          $328,006
    Highest contract charges                    138,555        1.079664           149,593
    Remaining contract charges                2,068,358              --         2,273,475
 2006  Lowest contract charges                  383,722        1.161549           445,712
    Highest contract charges                     24,272        1.135683            27,566
    Remaining contract charges                2,510,211              --         2,884,852
 2005  Lowest contract charges                  388,124        1.095413           425,156
    Highest contract charges                     24,746        1.080705            26,743
    Remaining contract charges                2,525,316              --         2,748,214
 2004  Lowest contract charges                  110,296        1.053890           116,240
    Highest contract charges                    155,815        1.049655           163,552
    Remaining contract charges                  664,528              --           698,897
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2007  Lowest contract charges                   22,115        1.123329            24,843
    Highest contract charges                    142,240        1.086553           154,552
    Remaining contract charges                  844,460              --           937,750
 2006  Lowest contract charges                    9,161        1.093359            10,016
    Highest contract charges                    141,554        1.071695           151,703
    Remaining contract charges                  835,276              --           906,793
 2005  Lowest contract charges                    9,307        1.044465             9,720
    Highest contract charges                     12,002        1.034325            12,414
    Remaining contract charges                  252,220              --           262,241
HUNTINGTON VA SITUS SMALL CAP FUND
 2007  Lowest contract charges                  250,056        1.492538           373,218
    Highest contract charges                      2,514        1.438651             3,617
    Remaining contract charges                2,088,909              --         3,061,214
 2006  Lowest contract charges                  276,672        1.355598           375,056
    Highest contract charges                      2,512        1.320436             3,319
    Remaining contract charges                2,160,921              --         2,893,084
 2005  Lowest contract charges                  205,615        1.307997           268,943
    Highest contract charges                      2,514        1.287526             3,237
    Remaining contract charges                2,025,846              --         2,629,397
 2004  Lowest contract charges                   52,699        1.129135            59,505
    Highest contract charges                      1,732        1.123192             1,945
    Remaining contract charges                  544,842              --           613,494

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2007  Lowest contract charges                1.15%              0.43%              (3.90)%
    Highest contract charges                  2.04%              0.02%              (4.81)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.16%               6.04%
    Highest contract charges                  2.05%              0.16%               5.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.22%               3.94%
    Highest contract charges                  2.01%              0.25%               3.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.56%                --                5.39%
    Highest contract charges                  0.95%                --                4.97%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2007  Lowest contract charges                1.14%              2.39%               2.74%
    Highest contract charges                  2.04%                --                1.77%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.29%               4.68%
    Highest contract charges                  1.96%                --                3.85%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               (0.17)%
    Highest contract charges                  1.76%                --               (0.49)%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA SITUS SMALL CAP FUND
 2007  Lowest contract charges                1.15%              0.30%              10.10%
    Highest contract charges                  2.19%              0.32%               8.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.07%               3.64%
    Highest contract charges                  2.20%              0.06%               2.56%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.01%              15.84%
    Highest contract charges                  2.19%              0.01%              14.63%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.53%                --               12.91%
    Highest contract charges                  0.97%                --               12.32%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                   45,874       $1.580315           $72,496
    Highest contract charges                     35,142        1.950928            68,560
    Remaining contract charges                   18,334              --            28,574
 2006  Lowest contract charges                   66,557        1.169006            77,806
    Highest contract charges                     35,363        1.451107            51,315
    Remaining contract charges                   47,005              --            53,958
 2005  Lowest contract charges                   66,577        0.970165            64,591
    Highest contract charges                     20,364        1.210922            24,659
    Remaining contract charges                   50,546              --            48,291
 2004  Lowest contract charges                   66,601        0.853719            56,860
    Highest contract charges                     22,397        1.071461            23,997
    Remaining contract charges                   22,034              --            18,663
 2003  Lowest contract charges                   76,083        0.750243            57,081
    Highest contract charges                     23,755        0.946792            22,491
    Remaining contract charges                   23,759              --            17,720
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2007  Lowest contract charges                   48,615        1.084639            52,730
    Highest contract charges                     13,044        1.284329            16,753
    Remaining contract charges                   51,517              --            54,553
 2006  Lowest contract charges                   75,713        1.013309            76,721
    Highest contract charges                      6,312        1.206478             7,616
    Remaining contract charges                   77,060              --            76,434
 2005  Lowest contract charges                   79,904        0.957033            76,470
    Highest contract charges                      6,312        1.145764             7,233
    Remaining contract charges                   85,515              --            80,369
 2004  Lowest contract charges                   83,186        0.875864            72,860
    Highest contract charges                      6,312        1.054364             6,656
    Remaining contract charges                   34,138              --            29,497
 2003  Lowest contract charges                   84,413        0.827154            69,823
    Highest contract charges                      3,355        1.001220             3,359
    Remaining contract charges                   25,088              --            20,501
VAN KAMPEN UIF U.S REAL ESTATE
 PORTFOLIO
 2007  Lowest contract charges                   49,349       10.332046           509,875
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   63,473       12.646499           802,715
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                1.25%              0.91%              35.19%
    Highest contract charges                  1.79%              1.15%              34.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.98%              20.50%
    Highest contract charges                  1.80%              1.11%              19.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              1.25%              13.64%
    Highest contract charges                  1.80%              1.19%              13.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.50%              13.79%
    Highest contract charges                  1.80%              1.62%              13.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.10%              31.90%
    Highest contract charges                  1.79%              1.19%              31.18%
    Remaining contract charges                  --                 --                  --
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2007  Lowest contract charges                1.25%              0.28%               7.04%
    Highest contract charges                  1.78%              0.56%               6.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.29%               5.88%
    Highest contract charges                  1.80%              0.29%               5.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.19%               9.27%
    Highest contract charges                  1.79%              0.19%               8.67%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.24%               5.89%
    Highest contract charges                  1.80%              0.24%               5.31%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              0.63%              33.08%
    Highest contract charges                  1.78%              0.68%              32.35%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN UIF U.S REAL ESTATE
 PORTFOLIO
 2007  Lowest contract charges                1.25%              0.87%             (18.30)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%              0.26%              26.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EQUITY AND INCOME
 2007  Lowest contract charges                   46,852      $11.193797          $524,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   18,630       10.966011           204,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MID CAP GROWTH
 2007  Lowest contract charges                   37,983       12.037715           457,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   33,953        9.941094           337,533
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MTB LARGE CAP GROWTH FUND II
 2007  Lowest contract charges                   31,311        1.194606            37,405
    Highest contract charges                    117,681        1.159425           136,442
    Remaining contract charges                  528,162              --           620,716
 2006  Lowest contract charges                   31,045        1.107052            34,368
    Highest contract charges                    112,540        1.083082           121,891
    Remaining contract charges                  533,255              --           583,374
 2005  Lowest contract charges                   29,908        1.014895            30,353
    Highest contract charges                    109,065        1.000907           109,164
    Remaining contract charges                  517,880              --           521,697
 2004  Lowest contract charges                   21,215        1.006353            21,350
    Highest contract charges                      4,107        1.000450             4,109
    Remaining contract charges                   82,826              --            83,047
MTB LARGE CAP VALUE FUND II
 2007  Lowest contract charges                   13,581        1.335509            18,137
    Highest contract charges                     31,400        1.296207            40,701
    Remaining contract charges                  640,248              --           840,722
 2006  Lowest contract charges                   17,214        1.330094            22,897
    Highest contract charges                     24,562        1.301319            31,962
    Remaining contract charges                  619,255              --           813,593
 2005  Lowest contract charges                   14,453        1.144063            16,535
    Highest contract charges                     24,562        1.128300            27,714
    Remaining contract charges                  618,579              --           702,248
 2004  Lowest contract charges                      191        1.049337               199
    Highest contract charges                    177,257        1.045490           185,320
    Remaining contract charges                   43,319              --            45,433

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EQUITY AND INCOME
 2007  Lowest contract charges                1.24%              1.80%               2.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.11%               9.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MID CAP GROWTH
 2007  Lowest contract charges                1.25%                --               21.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%                --               (0.21)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MTB LARGE CAP GROWTH FUND II
 2007  Lowest contract charges                1.15%              0.37%               7.91%
    Highest contract charges                  1.94%              0.39%               7.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.54%               9.08%
    Highest contract charges                  1.95%              0.54%               8.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.16%              0.30%               0.85%
    Highest contract charges                  1.93%              0.45%               0.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.84%              1.03%               0.64%
    Highest contract charges                  1.40%              3.43%               0.05%
    Remaining contract charges                  --                 --                  --
MTB LARGE CAP VALUE FUND II
 2007  Lowest contract charges                1.15%              1.01%               0.41%
    Highest contract charges                  1.94%              1.09%              (0.39)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.08%              16.26%
    Highest contract charges                  1.95%              1.04%              15.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.16%              0.69%               9.03%
    Highest contract charges                  1.93%              0.94%               8.16%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                4.93%
    Highest contract charges                  1.17%              2.00%               4.55%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2007  Lowest contract charges                1,089,955       $1.213306        $1,322,449
    Highest contract charges                     70,507        1.177618            83,030
    Remaining contract charges                2,449,958              --         2,919,178
 2006  Lowest contract charges                1,204,542        1.148226         1,383,086
    Highest contract charges                     72,734        1.123383            81,707
    Remaining contract charges                2,502,440              --         2,835,498
 2005  Lowest contract charges                1,298,521        1.052312         1,366,449
    Highest contract charges                     76,088        1.037808            78,965
    Remaining contract charges                2,538,700              --         2,649,162
 2004  Lowest contract charges                1,031,384        1.023580         1,055,705
    Highest contract charges                     39,504        1.017587            40,199
    Remaining contract charges                1,656,032              --         1,688,882
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2007  Lowest contract charges                      840       12.791953            10,747
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                      840       12.013898            10,093
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      841       10.586504             8,900
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2007  Lowest contract charges                8,454,591        2.608992        22,057,961
    Highest contract charges                     37,207        2.044336            76,063
    Remaining contract charges                9,921,071              --        24,397,575
 2006  Lowest contract charges               10,395,109        2.207440        22,946,580
    Highest contract charges                    131,999        2.105532           277,926
    Remaining contract charges               11,083,190              --        23,157,204
 2005  Lowest contract charges               11,092,071        1.813963        20,120,607
    Highest contract charges                    151,060        1.745856           263,729
    Remaining contract charges               11,407,243              --        19,644,691
 2004  Lowest contract charges               10,461,287        1.536735        16,076,228
    Highest contract charges                    154,060        1.492389           229,917
    Remaining contract charges               10,346,438              --        15,250,363
 2003  Lowest contract charges                8,504,136        1.334586        11,349,500
    Highest contract charges                    109,063        1.307781           142,630
    Remaining contract charges                7,051,774              --         9,293,920

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2007  Lowest contract charges                1.15%              2.03%               5.67%
    Highest contract charges                  1.94%              2.05%               4.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.56%               9.12%
    Highest contract charges                  1.95%              2.52%               8.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.52%               2.81%
    Highest contract charges                  1.94%              1.74%               1.99%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.84%              3.08%               2.36%
    Highest contract charges                  1.39%              3.42%               1.76%
    Remaining contract charges                  --                 --                  --
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2007  Lowest contract charges                1.15%              1.22%               6.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.43%              13.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.10%              2.00%              10.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2007  Lowest contract charges                1.25%              0.11%              18.19%
    Highest contract charges                  2.15%                --               17.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.28%              21.69%
    Highest contract charges                  2.15%              0.28%              20.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.09%              18.04%
    Highest contract charges                  2.14%              0.10%              16.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.35%              15.15%
    Highest contract charges                  2.13%              0.48%              14.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              0.02%              38.51%
    Highest contract charges                  2.07%              0.02%              37.34%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2007  Lowest contract charges                4,417,813       $1.614186        $7,131,171
    Highest contract charges                     69,959        1.522332           106,501
    Remaining contract charges                8,851,487              --        13,872,330
 2006  Lowest contract charges                5,387,278        1.604881         8,645,939
    Highest contract charges                    125,395        1.533438           192,288
    Remaining contract charges                9,676,903              --        15,153,154
 2005  Lowest contract charges                6,627,700        1.460773         9,681,565
    Highest contract charges                    128,866        1.408360           181,490
    Remaining contract charges               10,610,625              --        15,188,727
 2004  Lowest contract charges                7,714,114        1.447951        11,169,659
    Highest contract charges                    109,351        1.408612           154,033
    Remaining contract charges               11,239,788              --        16,022,570
 2003  Lowest contract charges                8,121,603        1.316064        10,688,550
    Highest contract charges                    359,872        1.291886           464,913
    Remaining contract charges                9,390,353              --        12,219,478
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2007  Lowest contract charges               24,819,121        2.054405        50,988,526
    Highest contract charges                     41,591        1.353123            56,278
    Remaining contract charges               11,603,877              --        22,611,865
 2006  Lowest contract charges               33,275,996        1.831624        60,949,113
    Highest contract charges                     44,151        1.746964            77,130
    Remaining contract charges               13,665,874              --        23,872,312
 2005  Lowest contract charges               41,461,270        1.712986        71,022,575
    Highest contract charges                     51,313        1.648583            84,593
    Remaining contract charges               15,506,212              --        25,362,167
 2004  Lowest contract charges               50,595,437        1.572431        79,557,836
    Highest contract charges                     58,155        1.526997            88,802
    Remaining contract charges               16,621,526              --        25,221,819
 2003  Lowest contract charges               58,335,484        1.429978        83,418,459
    Highest contract charges                    175,532        1.401208           245,957
    Remaining contract charges               14,828,271              --        20,977,145

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2007  Lowest contract charges                1.25%              4.90%               0.58%
    Highest contract charges                  2.21%                --               (0.42)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              2.43%               9.87%
    Highest contract charges                  2.15%              2.53%               8.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.16%               0.89%
    Highest contract charges                  2.14%              0.17%              (0.02)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              6.28%              10.02%
    Highest contract charges                  2.12%             13.05%               9.04%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              7.57%              29.57%
    Highest contract charges                  2.09%              9.03%              28.48%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2007  Lowest contract charges                1.25%              0.11%              12.16%
    Highest contract charges                  1.97%                --               11.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                6.93%
    Highest contract charges                  2.15%                --                5.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                8.94%
    Highest contract charges                  2.14%                --                7.96%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --                9.96%
    Highest contract charges                  2.12%                --                8.98%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               31.45%
    Highest contract charges                  2.08%                --               30.34%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2007  Lowest contract charges               16,056,477       $1.977966       $31,759,165
    Highest contract charges                    557,891        1.292074           720,836
    Remaining contract charges                9,489,617              --        17,448,032
 2006  Lowest contract charges               21,597,400        1.704873        36,820,823
    Highest contract charges                    185,160        1.626119           301,114
    Remaining contract charges               10,983,676              --        17,490,446
 2005  Lowest contract charges               27,443,099        1.627175        44,654,724
    Highest contract charges                    189,778        1.566045           297,201
    Remaining contract charges               12,512,407              --        19,128,500
 2004  Lowest contract charges               32,164,232        1.533440        49,321,942
    Highest contract charges                    163,863        1.489163           244,018
    Remaining contract charges               13,176,782              --        19,325,823
 2003  Lowest contract charges               32,635,353        1.373672        44,830,270
    Highest contract charges                    565,814        1.346056           761,618
    Remaining contract charges                7,822,244              --        10,642,460
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2007  Lowest contract charges                5,825,464        1.432253         8,343,538
    Highest contract charges                      3,691        1.964289             7,250
    Remaining contract charges                4,571,855              --         6,591,519
 2006  Lowest contract charges                6,581,372        1.215781         8,001,507
    Highest contract charges                     42,286        1.159638            49,037
    Remaining contract charges                4,662,849              --         5,723,179
 2005  Lowest contract charges                6,842,801        1.028081         7,034,954
    Highest contract charges                     37,849        0.989469            37,451
    Remaining contract charges                4,051,633              --         4,220,907
 2004  Lowest contract charges                5,872,014        0.964932         5,666,092
    Highest contract charges                     39,307        0.937074            36,833
    Remaining contract charges                3,678,407              --         3,550,749
 2003  Lowest contract charges                5,305,467        0.798552         4,236,692
    Highest contract charges                      4,721        0.784220             3,703
    Remaining contract charges                2,237,107              --         1,765,615

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2007  Lowest contract charges                1.25%              0.08%              16.02%
    Highest contract charges                  2.21%                --               14.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                4.78%
    Highest contract charges                  2.15%                --                3.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                6.11%
    Highest contract charges                  2.14%                --                5.16%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               11.63%
    Highest contract charges                  2.11%                --               10.63%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               28.96%
    Highest contract charges                  2.10%                --               27.87%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2007  Lowest contract charges                1.25%              0.50%              17.81%
    Highest contract charges                  1.96%                --               16.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.18%              18.26%
    Highest contract charges                  2.15%              0.18%              17.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                6.54%
    Highest contract charges                  2.14%                --                5.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               20.84%
    Highest contract charges                  2.12%                --               19.75%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               47.02%
    Highest contract charges                  1.25%                --               35.27%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2007  Lowest contract charges                4,785,937       $1.105893        $5,292,734
    Highest contract charges                     68,579        1.037212            71,131
    Remaining contract charges               16,976,499              --        18,223,774
 2006  Lowest contract charges                6,184,624        0.934126         5,777,218
    Highest contract charges                    484,819        0.894090           433,473
    Remaining contract charges               18,532,671              --        16,897,499
 2005  Lowest contract charges                7,109,912        0.803716         5,714,350
    Highest contract charges                    531,524        0.776216           412,578
    Remaining contract charges               20,044,488              --        15,792,236
 2004  Lowest contract charges                6,676,008        0.773671         5,165,035
    Highest contract charges                    482,386        0.753950           363,695
    Remaining contract charges               19,449,486              --        14,813,901
 2003  Lowest contract charges                5,933,293        0.686687         4,074,315
    Highest contract charges                    322,767        0.675221           217,939
    Remaining contract charges               14,590,588              --         9,912,463
OPPENHEIMER GLOBAL SECURITIES FUND
 2007  Lowest contract charges                   73,637       11.341169           835,135
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   37,907       10.825433           410,361
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                   35,097        9.113363           319,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   27,871       10.572820           294,675
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PIMCO VIT REAL RETURN
 2007  Lowest contract charges                   62,687       11.215001           703,039
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    8,977       10.261335            92,112
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2007  Lowest contract charges                1.25%              0.11%              18.39%
    Highest contract charges                  2.03%                --               17.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               16.23%
    Highest contract charges                  2.15%                --               15.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                3.88%
    Highest contract charges                  2.14%                --                2.95%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               12.67%
    Highest contract charges                  2.13%                --               11.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               25.89%
    Highest contract charges                  2.08%                --               24.82%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER GLOBAL SECURITIES FUND
 2007  Lowest contract charges                1.24%              0.90%               4.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --                7.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                1.25%              0.51%             (13.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --                5.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PIMCO VIT REAL RETURN
 2007  Lowest contract charges                1.24%              4.58%               9.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%              3.25%               2.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges                  891,695       $1.216169        $1,084,452
    Highest contract charges                      1,341        1.185067             1,589
    Remaining contract charges               61,345,782              --        73,956,430
 2006  Lowest contract charges                  808,646        1.174047           949,388
    Highest contract charges                        852        1.157257               984
    Remaining contract charges               38,612,047              --        45,085,478
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PIONEER VCT OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2007  Lowest contract charges                  240,660        1.129146           271,740
    Highest contract charges                     14,406        1.101525            15,869
    Remaining contract charges               10,681,940              --        11,906,729
 2006  Lowest contract charges                  222,039        1.056411           234,564
    Highest contract charges                     14,205        1.041966            14,803
    Remaining contract charges               12,263,084              --        12,863,725
 2005  Lowest contract charges                  236,318        1.039627           245,683
    Highest contract charges                     77,602        1.036880            80,464
    Remaining contract charges               14,003,773              --        14,538,635
PIONEER MID CAP VALUE VCT PORTFOLIO
 2007  Lowest contract charges                   23,439       11.121410           260,680
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   12,507       10.689866           133,702
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                  235,796        1.549956           365,473
    Highest contract charges                     32,916        1.523171            50,136
    Remaining contract charges                  230,427              --           351,772
 2006  Lowest contract charges                  245,322        1.425231           349,640
    Highest contract charges                     32,919        1.408321            46,359
    Remaining contract charges                  441,000              --           621,226
 2005  Lowest contract charges                  243,079        1.270271           308,776
    Highest contract charges                     32,923        1.262122            41,553
    Remaining contract charges                  234,997              --           295,362
 2004  Lowest contract charges                  231,891        1.060721           245,970
    Highest contract charges                     20,395        1.054617            21,509
    Remaining contract charges                  192,282              --           202,043
 2003  Lowest contract charges                  228,032        0.930907           212,276
    Highest contract charges                     20,395        0.932510            19,018
    Remaining contract charges                  222,421              --           206,058

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges                1.15%              1.00%               3.59%
    Highest contract charges                  2.29%              1.06%               2.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.11%              15.02%
    Highest contract charges                  2.34%              1.11%              13.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PIONEER VCT OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2007  Lowest contract charges                1.15%              0.18%               6.89%
    Highest contract charges                  2.24%              0.19%               5.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.03%               1.61%
    Highest contract charges                  2.27%                --                0.50%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                2.04%
    Highest contract charges                  2.17%                --                1.87%
    Remaining contract charges                  --                 --                  --
PIONEER MID CAP VALUE VCT PORTFOLIO
 2007  Lowest contract charges                1.24%              0.66%               4.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%                --                6.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                1.25%              0.12%               8.75%
    Highest contract charges                  1.79%              0.12%               8.16%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               12.20%
    Highest contract charges                  1.80%                --               11.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%                --               19.76%
    Highest contract charges                  1.79%                --               19.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               13.95%
    Highest contract charges                  2.00%                --               13.09%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               27.20%
    Highest contract charges                  1.99%                --               26.25%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                  711,416       $0.733898          $522,107
    Highest contract charges                     85,782        1.008222            86,487
    Remaining contract charges                1,032,223              --           825,733
 2006  Lowest contract charges                  736,788        0.666147           490,809
    Highest contract charges                     86,649        0.920193            79,734
    Remaining contract charges                1,147,097              --           829,429
 2005  Lowest contract charges                  768,335        0.665435           511,277
    Highest contract charges                     87,225        0.924280            80,621
    Remaining contract charges                1,063,249              --           779,362
 2004  Lowest contract charges                  749,187        0.590932           442,718
    Highest contract charges                     87,232        0.825314            71,994
    Remaining contract charges                1,306,639              --           840,245
 2003  Lowest contract charges                  832,074        0.547864           455,864
    Highest contract charges                    125,910        0.769383            96,873
    Remaining contract charges                1,352,440              --           807,853
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                  143,502        1.433148           205,659
    Highest contract charges                    125,493        1.373749           172,396
    Remaining contract charges                  430,329              --           606,809
 2006  Lowest contract charges                  155,748        1.411305           219,808
    Highest contract charges                    125,887        1.367992           172,215
    Remaining contract charges                  501,983              --           697,354
 2005  Lowest contract charges                  156,586        1.196600           187,371
    Highest contract charges                    125,888        1.166272           146,820
    Remaining contract charges                  502,067              --           592,861
 2004  Lowest contract charges                  158,426        1.042586           165,174
    Highest contract charges                    125,888        1.021765           128,628
    Remaining contract charges                  315,023              --           325,076
 2003  Lowest contract charges                  152,072        0.911395           138,598
    Highest contract charges                    125,895        0.898114           113,068
    Remaining contract charges                  308,883              --           279,433

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                1.25%                --               10.17%
    Highest contract charges                  1.80%                --                9.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                0.11%
    Highest contract charges                  1.80%                --               (0.44)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --               12.61%
    Highest contract charges                  1.79%                --               11.99%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.04%               7.86%
    Highest contract charges                  1.81%              0.04%               7.27%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               28.00%
    Highest contract charges                  1.77%                --               27.30%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.25%              1.00%               1.55%
    Highest contract charges                  1.93%              3.48%               0.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.01%              17.94%
    Highest contract charges                  1.80%              1.02%              17.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.90%              14.77%
    Highest contract charges                  1.79%              0.87%              14.14%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.99%              14.40%
    Highest contract charges                  1.80%              0.96%              13.77%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.10%              26.05%
    Highest contract charges                  1.80%              1.09%              25.36%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                   51,072       $1.422348           $72,641
    Highest contract charges                    108,352        1.371148           148,566
    Remaining contract charges                  127,848              --           178,525
 2006  Lowest contract charges                   43,151        1.209005            52,170
    Highest contract charges                     41,032        1.153893            47,344
    Remaining contract charges                  244,243              --           288,275
 2005  Lowest contract charges                   50,957        1.016050            51,775
    Highest contract charges                     77,536        0.990304            76,784
    Remaining contract charges                   40,491              --            40,688
 2004  Lowest contract charges                   49,538        0.888489            44,014
    Highest contract charges                     81,820        0.870740            71,244
    Remaining contract charges                   39,209              --            34,534
 2003  Lowest contract charges                   36,539        0.774740            28,309
    Highest contract charges                    145,120        0.763449           110,791
    Remaining contract charges                   39,253              --            30,219
ROYCE SMALL-CAP PORTFOLIO
 2007  Lowest contract charges                   94,510       10.003939           945,471
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   42,147       10.350967           436,268
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WESTERN ASSET GOVERNMENT MONEY MARKET
 FUND
 2007  Lowest contract charges                    5,780        3.146351            18,187
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    6,325        3.035472            19,198
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    6,890        2.939165            20,251
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    7,479        2.890415            21,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    8,092        2.894994            23,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                1.25%              0.43%              17.65%
    Highest contract charges                  1.79%              0.36%              17.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.65%              18.99%
    Highest contract charges                  2.15%              1.61%              17.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%              0.16%              14.36%
    Highest contract charges                  1.79%              0.22%              13.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               14.68%
    Highest contract charges                  1.81%                --               14.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               37.42%
    Highest contract charges                  1.74%                --               36.66%
    Remaining contract charges                  --                 --                  --
ROYCE SMALL-CAP PORTFOLIO
 2007  Lowest contract charges                1.24%              0.06%              (3.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.10%               3.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WESTERN ASSET GOVERNMENT MONEY MARKET
 FUND
 2007  Lowest contract charges                1.00%              4.57%               3.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.00%              4.21%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.00%              2.66%               1.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.00%              0.84%              (0.16)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.00%              0.63%              (0.38)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LEGG MASON PARTNERS APPRECIATION FUND
 2007  Lowest contract charges                    9,574      $16.529297          $158,248
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,174       15.438493           172,514
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,314       13.609993           153,987
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   11,471       13.199325           151,403
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   11,629       12.239804           142,336
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WESTERN ASSET MONEY MARKET FUND
 2007  Lowest contract charges                    3,828        3.535811            13,535
    Highest contract charges                     59,710        3.658758           218,463
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    3,835        3.404341            13,056
    Highest contract charges                     59,751        3.522722           210,488
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    3,842        3.282092            12,611
    Highest contract charges                     69,527        3.396228           236,130
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    3,850        3.225372            12,418
    Highest contract charges                     71,058        3.337540           237,160
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    3,858        3.228745            12,456
    Highest contract charges                     71,118        3.341043           237,609
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LEGG MASON PARTNERS APPRECIATION FUND
 2007  Lowest contract charges                1.00%             0.81%              7.07%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.00%             0.89%             13.44%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.00%             0.50%              3.11%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.00%             0.97%              7.84%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.00%             0.67%             23.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
WESTERN ASSET MONEY MARKET FUND
 2007  Lowest contract charges                1.00%             4.77%              3.86%
    Highest contract charges                  1.00%             4.77%              3.86%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.00%             4.65%              3.73%
    Highest contract charges                  1.00%             4.64%              3.73%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.99%             2.74%              1.76%
    Highest contract charges                  1.00%             2.73%              1.76%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.00%             0.89%             (0.10)%
    Highest contract charges                  1.00%             0.90%             (0.11)%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.00%             0.67%             (0.33)%
    Highest contract charges                  1.00%             0.67%             (0.33)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
UBS SERIES TRUST - U.S. ALLOCATION
 PORTFOLIO
 2007  Lowest contract charges                   49,470       $1.256438           $62,155
    Highest contract charges                    142,627        1.044791           149,016
    Remaining contract charges               10,801,800              --        13,292,752
 2006  Lowest contract charges                   88,619        1.247275           110,533
    Highest contract charges                     18,805        1.185143            22,285
    Remaining contract charges               13,714,987              --        16,712,906
 2005  Lowest contract charges                   90,063        1.136717           102,377
    Highest contract charges                     25,383        1.089314            27,650
    Remaining contract charges               16,596,944              --        18,341,483
 2004  Lowest contract charges                  598,098        1.078686           645,161
    Highest contract charges                     20,741        1.042518            21,623
    Remaining contract charges               19,406,538              --        20,357,986
 2003  Lowest contract charges               17,536,961        0.987912        17,324,975
    Highest contract charges                     59,675        0.965609            57,623
    Remaining contract charges                4,420,190              --         3,846,716
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2007  Lowest contract charges                  101,683       13.208522         1,343,079
    Highest contract charges                     10,140       12.788407           129,675
    Remaining contract charges                   54,172              --           698,433
 2006  Lowest contract charges                  120,607       12.164063         1,467,069
    Highest contract charges                      5,975       11.836186            70,718
    Remaining contract charges                   67,259              --           802,913
 2005  Lowest contract charges                  129,932       10.834776         1,407,789
    Highest contract charges                      5,975       10.595566            63,306
    Remaining contract charges                   75,572              --           808,031
 2004  Lowest contract charges                  131,493       10.088676         1,326,587
    Highest contract charges                      5,975        9.915361            59,242
    Remaining contract charges                   82,028              --           819,091
 2003  Lowest contract charges                  129,257        9.315179         1,204,052
    Highest contract charges                      5,975        9.201036            54,974
    Remaining contract charges                   89,214              --           824,587
COMSTOCK
 2007  Lowest contract charges                   17,526       10.835972           189,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,153       11.233815           125,291
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
UBS SERIES TRUST - U.S. ALLOCATION
 PORTFOLIO
 2007  Lowest contract charges                1.15%             2.44%              0.74%
    Highest contract charges                  1.94%             2.09%             (0.07)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             2.40%              9.73%
    Highest contract charges                  2.00%             2.53%              8.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.19%             0.98%              5.38%
    Highest contract charges                  1.99%             1.09%              4.49%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.11%             0.66%              9.12%
    Highest contract charges                  1.99%               --               8.19%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.25%             0.85%             25.79%
    Highest contract charges                  1.85%             0.83%             25.04%
    Remaining contract charges                  --                --                 --
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2007  Lowest contract charges                1.25%             0.63%              8.59%
    Highest contract charges                  1.74%             0.36%              8.05%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             0.31%             12.27%
    Highest contract charges                  1.75%             0.32%             11.71%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.25%             0.08%              7.40%
    Highest contract charges                  1.74%             0.08%              6.86%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.25%             0.61%              8.30%
    Highest contract charges                  1.75%             0.60%              7.76%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.25%             0.36%             33.29%
    Highest contract charges                  1.71%             0.57%             32.63%
    Remaining contract charges                  --                --                 --
COMSTOCK
 2007  Lowest contract charges                1.25%             1.27%             (3.54)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.89%               --              12.52%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                  226,489       $1.376694          $311,807
    Highest contract charges                     39,479        1.358557            53,634
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  226,441        1.300788           294,552
    Highest contract charges                     37,397        1.286867            48,125
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  226,300        1.179275           266,870
    Highest contract charges                     31,770        1.169565            37,158
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  197,783        1.141943           225,858
    Highest contract charges                     25,903        1.135372            29,410
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                   30,997        1.257584            38,982
    Highest contract charges                     31,280        1.205134            37,696
    Remaining contract charges                   34,198              --            41,762
 2006  Lowest contract charges                   29,129        1.197937            34,894
    Highest contract charges                     27,408        1.156624            31,701
    Remaining contract charges                   32,475              --            37,967
 2005  Lowest contract charges                   27,612        1.166838            32,219
    Highest contract charges                     34,334        1.135088            38,972
    Remaining contract charges                   62,904              --            71,994
 2004  Lowest contract charges                   21,685        1.158038            25,112
    Highest contract charges                     28,282        1.135004            32,100
    Remaining contract charges                   58,253              --            66,497
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                   57,271        1.441381            82,549
    Highest contract charges                     38,146        1.399752            53,395
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   54,428        1.418348            77,198
    Highest contract charges                     36,582        1.384285            50,639
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   56,217        1.210244            68,036
    Highest contract charges                      9,643        1.177301            11,353
    Remaining contract charges                   67,200              --            79,771
 2004  Lowest contract charges                   47,184        1.161788            54,817
    Highest contract charges                      9,813        1.138683            11,174
    Remaining contract charges                   66,310              --            75,943

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                1.65%             2.25%              5.84%
    Highest contract charges                  1.89%             2.27%              5.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.65%             2.33%             10.30%
    Highest contract charges                  1.90%             2.36%             10.03%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.64%             2.11%              3.27%
    Highest contract charges                  1.89%             2.10%              3.01%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.60%             2.99%              7.55%
    Highest contract charges                  1.84%             4.49%              7.29%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                1.15%             4.57%              4.98%
    Highest contract charges                  1.89%             4.57%              4.19%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             4.39%              2.67%
    Highest contract charges                  1.90%             4.38%              1.90%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             3.68%              0.76%
    Highest contract charges                  1.89%             3.68%              0.01%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%             3.36%              3.20%
    Highest contract charges                  1.83%             3.31%              2.43%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                1.15%             1.53%              1.62%
    Highest contract charges                  1.64%             1.52%              1.12%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.56%             17.20%
    Highest contract charges                  1.65%             1.45%             16.61%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             1.46%              4.17%
    Highest contract charges                  1.89%             1.44%              3.39%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%             2.87%              9.81%
    Highest contract charges                  1.84%             2.26%              8.99%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                    5,809       $1.631868            $9,479
    Highest contract charges                     19,130        1.563907            29,918
    Remaining contract charges                  103,657              --           164,269
 2006  Lowest contract charges                    6,043        1.465147             8,854
    Highest contract charges                     16,263        1.414697            23,008
    Remaining contract charges                  104,777              --           149,827
 2005  Lowest contract charges                    6,387        1.226820             7,835
    Highest contract charges                     61,112        1.203348            73,540
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    5,202        1.131448             5,885
    Highest contract charges                     62,302        1.115354            69,489
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                   72,953        1.148817            83,809
    Highest contract charges                      5,059        1.100896             5,570
    Remaining contract charges                   88,236              --            98,437
 2006  Lowest contract charges                   71,543        1.079893            77,259
    Highest contract charges                      5,436        1.042636             5,668
    Remaining contract charges                   86,474              --            91,136
 2005  Lowest contract charges                   64,599        1.067331            68,949
    Highest contract charges                     11,728        1.038267            12,177
    Remaining contract charges                  100,664              --           105,382
 2004  Lowest contract charges                   54,980        1.021457            56,160
    Highest contract charges                     12,106        1.001129            12,119
    Remaining contract charges                   99,571              --           100,258
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                    1,451        1.598511             2,320
    Highest contract charges                      3,640        1.531853             5,575
    Remaining contract charges                   26,670              --            41,400
 2006  Lowest contract charges                    1,647        1.420762             2,340
    Highest contract charges                      4,169        1.371761             5,717
    Remaining contract charges                   29,307              --            40,637
 2005  Lowest contract charges                    1,666        1.170801             1,951
    Highest contract charges                     16,724        1.148379            19,205
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    1,340        1.114753             1,493
    Highest contract charges                     17,054        1.098874            18,740
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                1.15%             0.01%             11.38%
    Highest contract charges                  1.88%             0.01%             10.55%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.69%             19.43%
    Highest contract charges                  1.87%             6.48%             18.54%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             2.05%              8.43%
    Highest contract charges                  1.65%             1.97%              7.89%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.02%               --               8.38%
    Highest contract charges                  1.55%               --               7.84%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                1.15%               --               6.38%
    Highest contract charges                  1.89%               --               5.59%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%               --               1.18%
    Highest contract charges                  1.91%               --               0.42%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             0.18%              4.49%
    Highest contract charges                  1.89%             0.18%              3.71%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%               --               2.08%
    Highest contract charges                  1.84%               --               1.31%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                1.14%               --              12.51%
    Highest contract charges                  1.88%               --              11.67%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%               --              21.35%
    Highest contract charges                  1.88%               --              20.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.13%               --               5.03%
    Highest contract charges                  1.64%               --               4.51%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.05%               --              12.47%
    Highest contract charges                  1.56%               --              11.91%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 2007  Lowest contract charges                  173,805       $1.507265          $261,971
    Highest contract charges                     11,666       14.453275           168,608
    Remaining contract charges                1,147,866              --         3,192,046
 2006  Lowest contract charges                  198,779        1.325939           263,569
    Highest contract charges                     13,452       12.816624           172,394
    Remaining contract charges                1,463,382              --         3,341,806
 2005  Lowest contract charges                  200,785        1.213271           243,607
    Highest contract charges                     15,530       11.821731           183,597
    Remaining contract charges                1,729,612              --         3,369,769
 2004  Lowest contract charges                  116,860        1.241531           145,085
    Highest contract charges                      7,075       12.194318            86,273
    Remaining contract charges                1,592,046              --         2,705,970
 2003  Lowest contract charges                    9,360        1.179385            11,039
    Highest contract charges                     19,513        1.168453            22,800
    Remaining contract charges                1,389,163              --         1,630,523
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                   40,137        1.798948            72,205
    Highest contract charges                      2,197       17.250803            37,897
    Remaining contract charges                  969,304              --         2,204,057
 2006  Lowest contract charges                   41,994        1.810087            76,013
    Highest contract charges                      4,437       17.496980            77,658
    Remaining contract charges                1,121,538              --         2,467,812
 2005  Lowest contract charges                   68,714        1.579772           108,552
    Highest contract charges                      3,902       15.393297            60,068
    Remaining contract charges                1,386,683              --         2,521,214
 2004  Lowest contract charges                   62,338        1.469399            91,602
    Highest contract charges                      3,229       14.432809            46,602
    Remaining contract charges                1,169,183              --         1,873,796
 2003  Lowest contract charges                    6,012        1.303674             7,838
    Highest contract charges                     10,115        1.291608            13,064
    Remaining contract charges                1,268,149              --         1,645,225

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 2007  Lowest contract charges                1.40%             0.41%             13.68%
    Highest contract charges                  2.19%             0.41%             12.77%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.40%             0.29%              9.29%
    Highest contract charges                  2.20%             0.28%              8.42%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.39%             0.14%             (2.28)%
    Highest contract charges                  2.18%             0.16%             (3.06)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.38%             0.39%              5.27%
    Highest contract charges                  2.16%             0.56%              4.43%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.93%               --              14.27%
    Highest contract charges                  2.13%               --              15.93%
    Remaining contract charges                  --                --                 --
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                1.40%             1.17%             (0.62)%
    Highest contract charges                  2.20%             1.08%             (1.41)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.41%             1.21%             14.58%
    Highest contract charges                  2.20%             1.28%             13.67%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.39%             0.96%              7.51%
    Highest contract charges                  2.19%             0.93%              6.66%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.39%             1.03%             12.71%
    Highest contract charges                  2.16%             1.41%             11.82%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.93%             0.83%             23.06%
    Highest contract charges                  2.13%             1.16%             23.80%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                   32,220       $1.894681           $61,046
    Highest contract charges                      2,988       18.168555            54,290
    Remaining contract charges                  498,763              --         1,410,952
 2006  Lowest contract charges                   39,954        1.826714            72,984
    Highest contract charges                      3,273       17.657485            57,792
    Remaining contract charges                  525,994              --         1,452,940
 2005  Lowest contract charges                   42,498        1.673130            71,104
    Highest contract charges                      2,859       16.302884            46,615
    Remaining contract charges                  632,414              --         1,516,046
 2004  Lowest contract charges                   40,867        1.484186            60,654
    Highest contract charges                      2,155       14.577977            31,418
    Remaining contract charges                  507,150              --         1,013,237
 2003  Lowest contract charges                    3,457        1.288413             4,454
    Highest contract charges                     13,184        1.276487            16,830
    Remaining contract charges                  466,110              --           597,734
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2007  Lowest contract charges                   15,698        1.869964            29,354
    Highest contract charges                      3,440       17.931788            61,677
    Remaining contract charges                  607,335              --         1,321,101
 2006  Lowest contract charges                   21,326        1.831218            39,052
    Highest contract charges                      3,690       17.701234            65,331
    Remaining contract charges                  875,528              --         1,863,774
 2005  Lowest contract charges                   58,019        1.516413            87,981
    Highest contract charges                      3,680       14.775851            54,373
    Remaining contract charges                1,121,541              --         1,890,752
 2004  Lowest contract charges                   58,752        1.482228            87,085
    Highest contract charges                      2,922       14.558728            42,544
    Remaining contract charges                1,262,631              --         2,021,894
 2003  Lowest contract charges                    5,336        1.303725             6,957
    Highest contract charges                     13,763        1.291652            17,777
    Remaining contract charges                1,324,064              --         1,717,124

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                1.40%             0.22%              3.72%
    Highest contract charges                  2.19%             0.23%              2.89%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.40%             0.38%              9.18%
    Highest contract charges                  2.20%             0.38%              8.31%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.40%             0.46%             12.73%
    Highest contract charges                  2.19%             0.46%             11.83%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.39%             0.77%             15.20%
    Highest contract charges                  2.17%             0.93%             14.28%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.94%             1.02%             28.03%
    Highest contract charges                  2.13%             1.12%             26.97%
    Remaining contract charges                  --                --                 --
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2007  Lowest contract charges                1.40%             1.49%              2.12%
    Highest contract charges                  2.19%             1.56%              1.30%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.42%             1.31%             20.76%
    Highest contract charges                  2.20%             1.43%             19.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.40%             1.63%              2.31%
    Highest contract charges                  2.19%             1.66%              1.49%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.38%             2.25%             13.69%
    Highest contract charges                  2.18%             2.04%             12.79%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             1.52%             21.55%
    Highest contract charges                  2.13%             1.94%             20.50%
    Remaining contract charges                  --                --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense of 0.15% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

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            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2007           2006           2005
                                                      (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,509         $3,113         $2,811
 Earned premiums                               983            547            449
 Net investment income                       3,048          2,728          2,569
 Net realized capital gains (losses)          (934)          (299)            75
                                          --------       --------       --------
                          TOTAL REVENUES     6,606          6,089          5,904
                                          --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,980          3,205          3,008
 Insurance expenses and other                1,192            853            798
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               515          1,175            945
 Dividends to policyholders                     11             22             37
                                          --------       --------       --------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,698          5,255          4,788
                                          --------       --------       --------
 Income before income tax expense              908            834          1,116
 Income tax expense                            168            103            207
                                          --------       --------       --------
                              NET INCOME      $740           $731           $909
                                          --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2007              2006
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at fair
  value (amortized cost of $46,208 and $43,846)        $45,611           $44,646
 Equity securities, available for sale, at fair
  value (cost of $763 and $267)                            722               275
 Equity securities, held for trading, at fair
  value                                                     --                 1
 Policy loans, at outstanding balance                    2,016             2,009
 Mortgage loans on real estate                           4,166             2,631
 Short-term investments                                    752               694
 Other investments                                       1,726             1,023
                                                   -----------       -----------
                                TOTAL INVESTMENTS       54,993            51,279
                                                   -----------       -----------
 Cash                                                      281               186
 Premiums receivable and agents' balances                   28                29
 Reinsurance recoverables                                1,730             1,393
 Deferred policy acquisition costs and present
  value of future profits                                8,393             7,334
 Goodwill                                                  186               186
 Other assets                                            1,348             1,120
 Separate account assets                               199,253           179,943
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
LIABILITIES
 Reserve for future policy benefits                     $9,396            $8,209
 Other policyholder funds                               42,377            40,191
 Consumer Notes                                            809               258
 Deferred income taxes                                     124               491
 Other liabilities                                       6,621             4,718
 Separate account liabilities                          199,253           179,943
                                                   -----------       -----------
                                TOTAL LIABILITIES      258,580           233,810
                                                   -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 10             --                --
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                          6                 6
 Capital surplus                                         2,888             2,586
 Accumulated other comprehensive income
  Net unrealized capital gains on securities, net
   of tax                                                 (469)              290
  Foreign currency translation adjustments                  --                 1
                                                   -----------       -----------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         (469)              291
                                                   -----------       -----------
 Retained earnings                                       5,207             4,777
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        7,632             7,660
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $266,212          $241,470
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                       NET               NET (LOSS)
                                                                    UNREALIZED            GAIN ON
                                                                  CAPITAL GAINS          CASH FLOW              FOREIGN
                                      COMMON                       (LOSSES) ON            HEDGING              CURRENCY
                                       STOCK         CAPITAL       SECURITIES,          INSTRUMENTS,          TRANSLATION
                                                     SURPLUS        NET OF TAX           NET OF TAX           ADJUSTMENTS
                                                                           (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------------
2007
Balance, December 31, 2006               $6          $2,586             $500                $(210)                  $1
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (832)
 Net gains on cash flow hedging
  instruments                                                                                  73
 Cumulative translation
  adjustments                                                                                                       (1)
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        302
Dividends declared
Cumulative effect of Accounting
 Changes, net of tax
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2007       $6          $2,888            $(332)               $(137)                $ --
                                        ---          ------           ------               ------                -----
2006
Balance, December 31, 2005               $6          $2,405             $577                $(113)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                                 (97)
 Cumulative translation
  adjustments                                                                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500                $(210)                  $1
                                        ---          ------           ------               ------                -----
2005
Balance, December 31, 2004               $6          $2,240           $1,124                $(184)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net gains on cash flow hedging
  instruments                                                                                  71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577                $(113)                 $(1)
                                        ---          ------           ------               ------                -----


                                                                TOTAL
                                        RETAINED            STOCKHOLDER'S
                                        EARNINGS                EQUITY
                                                 (IN MILLIONS)
----------------------------------  ---------------------------------------
2007
Balance, December 31, 2006               $4,777                 $7,660
                                                                ------
Comprehensive income
 Net income                                 740                    740
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (832)
 Net gains on cash flow hedging
  instruments                                                       73
 Cumulative translation
  adjustments                                                       (1)
                                                                ------
Total other comprehensive income                                  (760)
                                                                ------
 Total comprehensive income                                        (20)
Capital contribution from parent                                   302
Dividends declared                         (307)                  (307)
Cumulative effect of Accounting
 Changes, net of tax                         (3)                    (3)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2007       $5,207                 $7,632
                                         ------                 ------
2006
Balance, December 31, 2005               $4,463                 $7,337
                                                                ------
Comprehensive income
 Net income                                 731                    731
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
                                                                ------
Total other comprehensive income                                  (172)
                                                                ------
 Total comprehensive income                                        559
Capital contribution from parent                                   181
Dividends declared                         (417)                  (417)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2006       $4,777                 $7,660
                                         ------                 ------
2005
Balance, December 31, 2004               $4,064                 $7,249
                                                                ------
Comprehensive income
 Net income                                 909                    909
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net gains on cash flow hedging
  instruments                                                       71
                                                                ------
Total other comprehensive income                                  (476)
                                                                ------
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                         (510)                  (510)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2005       $4,463                 $7,337
                                         ------                 ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $448, $(42) and $(295) for the years ended December 31, 2007, 2006 and 2005, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(39), $(52) and $38 for the years ended December 31, 2007, 2006 and 2005, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(140), $(75), and $26 for the years ended December 31, 2007, 2006 and 2005, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $740            $731            $909
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               515           1,175             945
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,400)         (1,351)         (1,226)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses            1,187             836             129
 Reinsurance recoverables              (236)            (47)            177
 Receivables                            190              11              (3)
 Payables and accruals                  560             210             385
 Accrued and deferred income
  taxes                                (102)            340              36
 Net realized capital losses
  (gains)                               934             299             (75)
 Depreciation and amortization          438             404             239
 Other, net                            (267)            157            (228)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     $2,559          $2,765          $1,288
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              $15,892         $19,517         $19,727
 Equity securities,
  available-for-sale                    296             249              38
 Mortgage loans                         958             301             354
 Partnerships                           175              91             169
 Payments for the purchase of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              (18,780)        (22,017)        (21,511)
 Equity securities,
  available-for-sale                   (484)           (455)            (60)
 Mortgage loans                      (2,492)         (1,574)           (915)
 Partnerships                          (607)           (496)           (337)
 Change in policy loans, net             (6)            (39)            647
 Change in payables for
  collateral under securities
  lending, net                        1,306             788            (276)
 Change in all other, net              (587)           (713)           (193)
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES    $(4,329)        $(4,348)        $(2,357)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                32,396          26,991          25,383
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (30,433)        (26,687)        (24,888)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                  (606)          1,382             852
  Capital contributions                 270              --             129
  Dividends paid                      $(305)          $(300)          $(498)
  Proceeds from issuance of
   consumer notes                       551             258              --
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES     $1,873          $1,644            $978
                                  ---------       ---------       ---------
 Impact of foreign exchange              (8)              1              (1)
 Net (decrease) increase in cash         95              62             (92)
 Cash -- beginning of year              186             124             216
                                  ---------       ---------       ---------
 Cash -- end of year                   $281            $186            $124
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid During the Year
  for:
 Income taxes                          $125           $(163)           $149

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

THE COMPANY RECAPTURED AN INDEMNITY REINSURANCE ARRANGEMENT WITH HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY IN 2005. IN CONJUNCTION WITH THIS TRANSACTION, THE COMPANY RECORDED A NONCASH CAPITAL CONTRIBUTION OF $36 AND A RELATED EXTINGUISHMENT OF THE REINSURANCE RECOVERABLE LIABILITY.

THE COMPANY MADE NONCASH DIVIDENDS OF $2 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $20 FROM ITS PARENT COMPANY DURING 2007 RELATED TO THE GUARANTEED MINIMUM INCOME AND ACCUMULATION BENEFIT REINSURANCE AGREEMENTS WITH HARTFORD LIFE INSURANCE K.K. THE COMPANY MADE NONCASH DIVIDENDS OF $117 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $154 FROM ITS PARENT COMPANY DURING 2006 RELATED TO THE GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE AGREEMENT WITH HARTFORD LIFE INSURANCE K.K.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussions on variable interest entities see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; living benefits required to be fair valued; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefit of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

AMENDMENT OF FASB INTERPRETATION NO. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under master netting arrangements. The effect of applying FSP FIN 39-1 is recorded as a change in accounting principle through retrospective application. The effect on the consolidated balance sheet as of December 31, 2006 was a decrease of $171 in the derivative payable included in other liabilities, and corresponding decrease of $1 and $170, respectively, in other investments and derivative receivable included in other assets. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets". SFAS 155: (a) permits fair value remeasurement for any hybrid financial instrument (asset or liability) that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company began applying SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption on January 1, 2007.

ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS ("DAC") IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS 141's requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its consolidated financial statements.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, AN AMENDMENT OF ARB NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements" ("ARB 51"). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its consolidated financial statements.

CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE "INVESTMENT COMPANIES" AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1").

SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies ("the Guide"). This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP. The Company did not early adopt SOP 07-1. SOP 07-1 as currently issued is not expected to have an impact on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option: (a) may be applied instrument by instrument, with certain exceptions; (b) is irrevocable (unless a new election date occurs); and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

FAIR VALUE MEASUREMENTS

FAIR VALUE UNDER SFAS NO. 157

On January 1, 2008, the Company adopted SFAS 157, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). An exit price valuation will include margins for risk even if they are not observable. As the Company is released from risk, the margins for risk will also be released through net realized capital gains (losses) in net income. SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.
Level 3 Unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). Guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they may have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits "GMWB"), and as such are scoped out of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that do not meet the requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

GUARANTEED BENEFITS ACCOUNTED FOR UNDER SOP 03-1

The GMDBs issued by the Company and certain GMDBs reinsured by the Company are accounted for under SOP 03-1. In addition, the Company's GMWB "for life" allows policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive even if the guaranteed remaining balance ("GRB") is exhausted. Payments beyond the GRB are considered life contingent insurance benefits and are accounted for under SOP 03-1. Benefit guarantee liabilities accounted for under SOP 03-1, absent an unlocking event as described in the "Critical Accounting Estimates" within Management's Discussion and Analysis, do not result in a change in value that is immediately reflected in net income. Under SOP 03-1, the income statement reflects the current period increase in the liability due to the deferral of a percentage of current period revenues. The percentage is determined by dividing the present value of expected claims by the present value of expected revenues using best estimate assumptions over a range of market scenarios discounted at a rate consistent with that used in the Company's DAC models. Current period revenues are impacted by the actual increase or decrease in account value. Claims recorded against the liability have no immediate impact on the income statement unless those claims exceed the liability. Periodically, the Company unlocks its benefit assumptions, including the benefit deferral rate. The impact of this change is reflected in benefits, losses and loss adjustment expenses, in net income.

In the U.S., the Company sells variable annuity contracts that, in addition to the living benefits described above, offer various guaranteed death benefits. Declines in the equity market may increase the Company's net exposure to death benefits under these contracts. The Company's total gross exposure (i.e., before reinsurance) to these U.S. guaranteed death benefits is often referred to as the net amount at risk. However, the Company will incur these guaranteed death benefit payments in the future only if the policyholder has an in-the-money guaranteed death benefit at their time of death.

Effective July 31, 2006, an existing reinsurance agreement between a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") and Hartford Life, Insurance. KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"), was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB product and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured. Declines in equity markets as well as a strengthening of Japanese Yen in comparison to the U.S. dollar may increase the Company's exposure to these guaranteed benefits. For the guaranteed death benefits, the Company pays the greater of account value at death or a guaranteed death benefit which, depending on the contract, may be based upon the premium paid and/or the maximum anniversary value established no later than age 80, as adjusted for withdrawals under the terms of the contract.

The following table provides the account value, net amount at risk and reserve amount, at December 31, 2007, for each type of guaranteed death and living benefit sold by the Company that is accounted for under SOP 03-1:

                                 ACCOUNT        NET AMOUNT          SOP 03-1
                                VALUE (1)        AT RISK          RESERVE (2)
--------------------------------------------------------------------------------
U.S. Guaranteed Minimum Death
 Benefits                         $126,834         $5,106              $527
Guaranteed Minimum Death
 Benefits Assumed                   30,724            380                 4
Life Contingent Portion of
 "for Life" GMWBs                   10,272             (*)               (*)
                               -----------       --------            ------
                        TOTAL    $ 167,830        $ 5,486             $ 531
                               -----------       --------            ------

(1) Policies with "for Life" GMWB riders include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included this table and the SFAS 133 table below. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time) (See Note 8).

(2) Before reinsurance. The Company uses reinsurance to manage its exposure to the mortality and equity risk associated with GMDB. Reinsurance of GMDB is accounted for under SOP 03-1. After reinsurance, the net amount at risk for U.S. GMDB is $976. After reinsurance, the net SOP 03-1 reserve for U.S. GMDB is $202.

(*)  Amounts are insignificant at December 31, 2007.

GUARANTEED BENEFITS ACCOUNTED AT FAIR VALUE UNDER SFAS 133

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees collected from the contract holder. Those fees attributed are set equal to the present value of future claims expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract (the "Attributed Fees"). The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. For most of the Company's GMWB for life riders, the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value. The sum of the in-the-money and out-of-the-money contracts is comparable to net amount at risk.

Certain GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB product issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include a tiered reinsurance premium structure. The modified reinsurance agreement applies to all contracts, GMIBs in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are commonly controlled by The Hartford Financial Services Group, Inc. ("The Hartford").

The following table provides the account value, SFAS 133 fair value and GRB, at December 31, 2007, for each type of guaranteed living benefit liability sold or reinsured by the Company that is accounted for under SFAS 133, by rider fee:

                                                         (ASSET)           GUARANTEED
                                      ACCOUNT           LIABILITY           REMAINING
                                     VALUE (1)          FAIR VALUE           BALANCE
------------------------------------------------------------------------------------------
U.S. GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    46,088               553               34,622
NON-LIFE CONTINGENT PORTION OF
 "FOR LIFE" GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    10,272               154               10,230
REINSURED GUARANTEED LIVING
 BENEFITS
 Guaranteed Minimum Income
  Benefits                              16,289                72               15,297
 Guaranteed Minimum
  Accumulation Benefits                  2,734                (2)               2,768
                                     ---------            ------            ---------
  Subtotal                              19,023                70               18,065
                                     ---------            ------            ---------
                         TOTAL        $ 75,383             $ 777             $ 62,917
                                     ---------            ------            ---------

(1) "For life" GMWB policies, and their related account values, include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included in this SFAS 133 table and the SOP 03-1 table above. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time).

(2) The magnitude of the SFAS 133 fair value, at December 31, 2007, was highly dependent upon the size of the block of business for guaranteed living benefits that are required to be fair valued, and the market conditions at the date of valuation, in particular high implied volatilities and low risk-free interest rates. If implied volatilities were lower and risk-free interest rates were higher at December 31, 2007, the SFAS 133 fair value would have been lower and vice versa.

DERIVATIVES THAT HEDGE CAPITAL MARKETS RISK FOR GUARANTEED MINIMUM BENEFITS ACCOUNTED FOR AS DERIVATIVES

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB REINSURANCE

For all U.S. GMWB contracts in effect through July 2003, the Company entered into a reinsurance arrangement to offset its exposure to the GMWB for the remaining lives of those contracts. Substantially all of the Company's reinsurance capacity was utilized as of the third quarter of 2003. Substantially all U.S. GMWB riders sold since July 2003, are not covered by reinsurance.

CUSTOMIZED DERIVATIVES

In June and July of 2007, the Company entered into two customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3") and included in Other Assets in the Condensed Consolidated Balance Sheets.

OTHER DERIVATIVE INSTRUMENTS

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The following table provides the notional amount and SFAS 133 fair value at December 31, 2007, for each type of derivative asset held by the Company to hedge capital markets risk for guaranteed living benefit sold by the
Company:

                                          NOTIONAL              FAIR
                                           AMOUNT              VALUE
                                                   (IN MILLIONS)
--------------------------------------------------------------------------
Reinsurance                                  $6,579              $128
Customized Derivatives                       12,784                50
                                          ---------            ------
Other Derivative Instruments                  8,573               592
                                          ---------            ------
                                   TOTAL   $ 27,936             $ 770
                                          ---------            ------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157")

Fair values for GMWB embedded derivatives, reinsured GMIB and GMAB freestanding derivatives and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

PRE-SFAS 157 FAIR VALUE

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value is made for liabilities where no market observable transactions exist for that liability or similar liabilities, market risk margins are only included in the valuation if the margin is identifiable, measurable and significant. If a reliable estimate of market risk margins is not obtainable, the present value of expected future cash flows, discounted at the risk free rate of interest, may be the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value is calculated based on actuarial and capital market assumptions related to projected cashflows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cashflows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels are used. Estimating these cashflows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; three years of history for fund regression; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As GMWB obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value, Actively-Managed Volatility Adjustment, Credit Standing Adjustment, Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits, the related reinsurance and customized derivatives, required to be fair valued. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied index volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that GMWB obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that GMWB obligations are illiquid and have no market observable exit prices in the capital markets. The Market Illiquidity Premium was determined using inputs that are identified in customized derivative transactions that the Company has entered into to hedge GMWB related risks.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using the Company's long-term view on interest rates and volatility. The adverse assumptions incorporate adverse dynamic lapse behavior, greater utilization of the withdrawal features, and the potential for contract holders to shift their investment funds into more aggressive investments when allowed.

SFAS 157 TRANSITION

Pending the release and potential impact of adopting the proposed FASB Staff Position, "Measuring Liabilities under FASB Statement No. 157", if any, the Company expects the impact of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, to be recorded in the first quarter of 2008, will be a reduction to net income of $250-$350, after the effects of DAC amortization and income taxes. In addition, net realized capital gains and losses that will be recorded in 2008 and future years are also likely to be more volatile than amounts recorded in prior years. Furthermore, adoption of SFAS 157 will result in lower variable annuity fee income for new business issued in 2008 as fees attributed to the embedded derivative will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative.

The Company is still evaluating potential changes to its hedging program as a result of the adoption of SFAS 157. However, based on analysis to date, the Company does not expect significant changes in any of its hedging targets. The loss deferred in accordance with EITF 02-3 of $51 for the customized derivatives used to hedge a portion of the GMWB risk will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. The Company's adoption of SFAS 157 will not materially impact the fair values of other derivative instruments used to hedge guaranteed minimum benefits, as those instruments are composed primarily of Level 1 and Level 2 inputs and as a result, the Company was already using market observable transactions to value those hedging instruments. Additionally, the adoption of SFAS 157 will not have a significant impact on the fair values of the Company's other financial instruments.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholder's equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Other investments primarily consist of limited partnership interests and other alternative investments and derivatives instruments. Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives instruments are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: third party pricing service market prices, independent broker quotations or pricing matrices. Security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from third party pricing services with the remaining unpriced securities submitted to independent brokers for prices or lastly priced via a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the asset-backed securities ("ABS"), collaterized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") pricing are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2007 and 2006 primarily consisted of non-144A private placements and have an average duration of 4.7 and 5.0 years, respectively. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, the price received from the third party is adjusted accordingly.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2007 and 2006.

                                                                      PERCENTAGE                                   PERCENTAGE
                                                            2007       OF TOTAL                          2006       OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via third party pricing services         $35,892                    78.7%             $37,190                    83.3%
Priced via independent broker
 quotations                                       5,931                    13.0%               3,567                     8.0%
Priced via matrices                               3,526                     7.7%               3,810                     8.5%
Priced via other methods                            262                     0.6%                  79                     0.2%
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,611                   100.0%             $44,646                   100.0%
                                              ---------                 -------            ---------                 -------

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including assumptions and estimates, a market participant would utilize. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principle received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2007 and 2006, approximately 89% and 82% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 11% and 18%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB and GMAB products, which are discussed in the preceding paragraphs under "Accounting for Guaranteed Benefits Offered with Variable Annuities" section.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB and GMAB. The fair value of the GMWB, GMIB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, to determine the present value of expected future cash flows produced in the stochastic projection process. Changes in capital market assumptions can significantly change the value of the GMWB, GMIB, and GMAB. In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of SFAS 157, the Company will revise many of the assumptions used to value GMWB, GMIB and GMAB.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to transfer its risk of loss due to GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement is recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity, with respect to contracts issued after July 2003, and began hedging its exposure to the GMWB rider using a sophisticated program involving interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. During 2007, the Company also purchased customized derivative instruments to hedge capital market risks associated with GMWB. For the years ended December 31, 2007, 2006 and 2005, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB and GMAB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $283 loss, $26 loss and $46 loss, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure, after reinsurance, as of December 31, 2007, was $139. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2007 and 2006, the carrying value of the Company's DAC asset was $8.4 billion and $7.3 billion, respectively. At December 31, 2007, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $445, $1.0 billion and $550, respectively. At December 31, 2006, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $397, $769 and $483, respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2007, 2006 and 2005 was an increase to amortization of $0, $45 and $27, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current separate account return assumption is approximately 8% (after fund fees, but before mortality and expense charges). Beginning in 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior years where we used a single deterministic estimation.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly. During the third quarter of 2007 and the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits during the third quarter of each successive year.

Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as market, product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs.

UNLOCK RESULTS

During the third quarter of 2007 and the fourth quarter of 2006, the Company completed an annual, comprehensive study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses, hedging costs, and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the unlock during the third quarter of 2007 was as follows:

                                                               Unearned           Death             Sales
                                              DAC and           Revenue          Benefit          Inducement
                                                PVFP           Reserves        Reserves (1)         Assets          Total (2)
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                           $181              $(5)             $(4)               $9               $181
Retirement Plans                                   (9)              --               --                --                 (9)
Institutional                                       1               --               --                --                  1
Individual Life                                    24               (8)              --                --                 16
                                               ------            -----             ----              ----             ------
                                   TOTAL         $197             $(13)             $(4)               $9               $189
                                               ------            -----             ----              ----             ------

(1) As a result of the unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10,pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for variable annuities.

As a result of the unlock in the third quarter of 2007, the Company expects an immaterial change to total Company DAC amortization in 2008.

The after-tax impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter of 2006 was as follows:

                                                                   Unearned           Death             Sales
                                                  DAC and          Revenue           Benefit          Inducement
                                                   PVFP            Reserves       Reserves (1)          Assets        Total
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                              $(116)             $5              $(10)               $3          $(118)
Retirement Plans                                       20              --                --                --             20
Individual Life                                       (46)             30                --                --            (16)
                                                  -------            ----             -----              ----        -------
                                      TOTAL         $(142)            $35              $(10)               $3          $(114)
                                                  -------            ----             -----              ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2007, the Company believed individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 54%, before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for an unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's assumed foreign balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 3% and 3% as of December 31, 2007, 2006 and 2005, respectively, of total life insurance in-force. Dividends to policyholders were $11, $22 and $37 for the years ended December 31, 2007, 2006 and 2005, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

2. SEGMENT INFORMATION

The Company has four reporting segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code.

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, guaranteed minimum income benefit ("GMIB'), guaranteed minimum death benefit ("GMDB") and guaranteed minimum accumulation benefit ("GMAB") reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
 RETAIL
  Individual annuity:
   Individual variable annuity         $2,103         $1,835         $1,629
   Fixed / MVA Annuity                      1              3             (2)
  Other                                    --             --             --
                                     --------       --------       --------
  Total Retail                          2,104          1,838          1,627
 RETIREMENT PLANS
   401(k)                                 179            154            106
   403(b)/457                              50             45             43
                                     --------       --------       --------
  Total Retirement Plans                  229            199            149
 INSTITUTIONAL
   IIP                                  1,012            623            516
   PPLI                                   224            103            105
                                     --------       --------       --------
  Total Institutional                   1,236            726            621
 INDIVIDUAL LIFE
  Total Individual Life                   760            780            716
 OTHER                                    163            117            147
                                     --------       --------       --------
  Total Life premiums, fees, and
   other considerations                 4,492          3,660          3,260
  Net investment income                 3,048          2,728          2,569
 Net realized capital losses             (934)          (299)            75
                                     --------       --------       --------
                         TOTAL LIFE     6,606          6,089          5,904
                                     --------       --------       --------

NET INCOME (LOSS)                        2007          2006    2005
---------------------------------------------------------------------------------
 Retail                                    $663          $397  $480
 Retirement Plans                            53            94   73
 Institutional                                7            69  107
 Individual Life                            169           137  157
 Other                                     (152)           34   92
                                        -------       -------  ---
                      TOTAL NET INCOME     $740          $731  $909
                                        -------       -------  ---

                                         2007          2006          2005
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Retail                                    $815          $835          $934
 Retirement Plans                           355           326           311
 Institutional                            1,226           987           784
 Individual Life                            331           293           272
 Other                                      321           287           268
                                        -------       -------       -------
           TOTAL NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                                    $316          $913          $685
 Retirement Plans                            58            (4)           31
 Institutional                               23            32            32
 Individual Life                            117           235           198
 Other                                        1            (1)           (1)
                                        -------       -------       -------
             TOTAL AMORTIZATION OF DAC     $515        $1,175          $945
                                        -------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
Retail                                     $137          $(40)          $11
Retirement Plans                             14            35            22
Institutional                                (5)           26            49
Individual Life                              81            60            73
Other (1)                                   (59)           22            52
                                        -------       -------       -------
              TOTAL INCOME TAX EXPENSE     $168          $103          $207
                                        -------       -------       -------

                                                           DECEMBER 31,
                                                      2007              2006
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $135,244          $129,158
 Retirement Plans                                       28,157            24,596
 Institutional                                          77,990            65,897
 Individual Life                                        15,151            13,810
 Other                                                   9,670             8,009
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
DAC
 Retail                                                 $5,182            $4,561
 Retirement Plans                                          658               543
 Institutional                                             143               111
 Individual Life                                         2,411             2,119
 Other                                                      (1)               --
                                                   -----------       -----------
                                        TOTAL DAC       $8,393            $7,334
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $944              $845
 Retirement Plans                                          333               357
 Institutional                                           6,657             5,711
 Individual Life                                           685               575
 Other                                                     777               721
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $9,396            $8,209
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,391           $15,008
 Retirement Plans                                        5,591             5,544
 Institutional                                          12,455            11,401
 Individual Life                                         5,210             4,845
 Other                                                   3,730             3,393
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $42,377           $40,191
                                                   -----------       -----------

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities (1)                     $2,710        $2,459        $2,275
Policy loans                                132           140           142
Mortgage loans on real estate               227           126            64
Other investments                            35            53           125
Gross investment income                   3,104         2,778         2,606
Less: Investment expenses                    56            50            37
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                          $(248)        $(105)          $57
Equity securities                           (46)           (3)            8
Foreign currency transaction
 remeasurements                             102            18           157
Derivatives and other (2)                  (742)         (209)         (147)
                                        -------       -------       -------
   NET REALIZED CAPITAL GAINS (LOSSES)    $(934)        $(299)          $75
                                        -------       -------       -------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(597)         $800          $986
Equity securities                           (42)            8             7
Net unrealized gains credited to
 policyholders                                3            (4)           (9)
                                        -------       -------       -------
Net unrealized gains                       (636)          804           984
Deferred income taxes and other items      (304)          304           407
                                        -------       -------       -------
Net unrealized gains (losses), net of
 tax -- end of year                        (332)          500           577
Net unrealized gains, net of tax --
 beginning of year                          500           577         1,124
                                        -------       -------       -------
        CHANGE IN UNREALIZED LOSSES ON
         AVAILABLE-FOR-SALE SECURITIES    $(832)         $(77)        $(547)
                                        -------       -------       -------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2007
                                                                      GROSS                     GROSS
                                           AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                             COST                     GAINS                    LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                           $7,602                      $24                     $(519)              $7,107
CMOs
 Agency backed                                   793                       18                        (3)                 808
 Non-agency backed                               411                        4                        (2)                 413
Commercial mortgage-backed
 securities ("CMBS")                          11,515                      159                      (572)              11,102
Corporate                                     21,928                      807                      (571)              22,164
Government/Government agencies
 Foreign                                         465                       35                        (2)                 498
 United States                                   516                       14                        (1)                 529
MBS                                            1,750                       15                       (15)               1,750
States, municipalities and political
 subdivisions                                  1,226                       32                       (20)               1,238
Redeemable preferred stock                         2                        2                        (2)                   2
                                           ---------                 --------                 ---------            ---------
              TOTAL FIXED MATURITIES         $46,208                   $1,110                   $(1,707)             $45,611
                                           ---------                 --------                 ---------            ---------

                                                                      AS OF DECEMBER 31, 2006
                                                                        GROSS                    GROSS
                                             AMORTIZED                UNREALIZED              UNREALIZED             FAIR
                                               COST                     GAINS                   LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                             $6,170                      $38                    $(41)              $6,167
CMOs
 Agency backed                                     778                        8                      (5)                 781
 Non-agency backed                                  76                       --                      --                   76
Commercial mortgage-backed securities
 ("CMBS")                                       10,806                      146                     (71)              10,881
Corporate                                       21,982                      911                    (206)              22,687
Government/Government agencies
 Foreign                                           568                       44                      (4)                 608
 United States                                     542                        2                      (5)                 539
MBS                                              1,808                        6                     (31)               1,783
States, municipalities and political
 subdivisions                                    1,114                       23                     (15)               1,122
Redeemable preferred stock                           2                       --                      --                    2
                                             ---------                 --------                 -------            ---------
                TOTAL FIXED MATURITIES         $43,846                   $1,178                   $(378)             $44,646
                                             ---------                 --------                 -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2007 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                                 $767                  $805
Over one year through five years                7,389                 7,675
Over five years through ten years               6,041                 5,994
Over ten years                                 21,455                21,059
Subtotal                                       35,652                35,533
ABS, MBS, and CMOs                             10,556                10,078
                                            ---------             ---------
                               TOTAL          $46,208               $45,611
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage- and asset-backed securities which is why ABS, MBS, and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $12,415         $16,159         $15,784
Gross gains                             246             210             302
Gross losses                           (135)           (230)           (218)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $296            $249             $38
Gross gains                              12               5               8
Gross losses                             (7)             (5)             --
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholder's equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer including multiple investment grade tranches of the same security as of December 31, 2007 were Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties and PARCS-R and as of December 31, 2006 were Wachovia Bank Commercial Mortgage Trust, General Electric Company, and Citigroup, Inc., which each comprise less than 1.0%, of total invested assets. Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties, and PARCS-R include multiple investment grade tranches.

The Company's largest three exposures by sector, as of December 31, 2007 and 2006, were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 10%, respectively, for 2007 and 26%, 13% and 8%, respectively, for 2006, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2007 and 2006, the largest concentrations were in California, Oregon, and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                                                       2007
                                 LESS THAN 12 MONTHS                                           12 MONTHS OR MORE
                   AMORTIZED             FAIR            UNREALIZED          AMORTIZED                FAIR           UNREALIZED
                      COST              VALUE              LOSSES            COST                    VALUE             LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
ABS                   $6,271             $5,789              $(482)                  $497                460              $(37)
CMOs
 Agency
  backed                 270                268                 (2)                    60                 59                (1)
 Non-agency
  backed                  97                 96                 (1)                    33                 32                (1)
CMBS                   5,493              5,010               (483)                 1,808              1,719               (89)
Corporate              8,354              7,920               (434)                 2,554              2,417              (137)
Government/Government
 agencies
 Foreign                  86                 84                 (2)                    43                 43                --
 United
  States                 136                135                 (1)                     7                  7                --
MBS                       49                 48                 (1)                   760                746               (14)
States,
municipalities
 and
 political
 subdivisions            383                373                (10)                   189                179               (10)
Redeemable
 preferred
 stock                     4                  2                 (2)                    --                 --                --
                    --------           --------           --------                -------           --------           -------
  TOTAL FIXED
   MATURITIES         21,143             19,725             (1,418)                 5,951              5,662              (289)
Common stock             106                102                 (4)                    --                 --                --
Non-redeemable
 preferred
 stock                   509                463                (46)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
 TOTAL EQUITY            615                565                (50)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
        TOTAL
  TEMPORARILY
     IMPAIRED
   SECURITIES        $21,758            $20,290            $(1,468)                $5,971             $5,681             $(290)
                    --------           --------           --------                -------           --------           -------

                                                  2007
                                                  TOTAL
                           AMORTIZED              FAIR              UNREALIZED
                             COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------
ABS                           $6,768               $6,249                $(519)
CMOs
 Agency backed                   330                  327                   (3)
 Non-agency backed               130                  128                   (2)
CMBS                           7,301                6,729                 (572)
Corporate                     10,908               10,337                 (571)
Government/Government
 agencies
 Foreign                         129                  127                   (2)
 United States                   143                  142                   (1)
MBS                              809                  794                  (15)
States,
 municipalities and
 political
 subdivisions                    572                  552                  (20)
Redeemable preferred
 stock                             4                    2                   (2)
                           ---------            ---------            ---------
         TOTAL FIXED
          MATURITIES          27,094               25,387               (1,707)
Common stock                     106                  102                   (4)
Non-redeemable
 preferred stock                 529                  482                  (47)
                           ---------            ---------            ---------
        TOTAL EQUITY             635                  584                  (51)
                           ---------            ---------            ---------
   TOTAL TEMPORARILY
 IMPAIRED SECURITIES         $27,729              $25,971              $(1,758)
                           ---------            ---------            ---------

As of December 31, 2007, fixed maturities, comprised of approximately 2,920 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The remaining 3% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than six months. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 1,850 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 81% were securities priced at or greater than 90% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and corporate securities in the financial services sector, of which 78% had a credit rating of A or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 1,160 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the financial services sector and ABS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements, and changes in interest rates.

CORPORATE -- Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.2 billion and $2.6 billion as of December 31, 2007 and 2006, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type. At December 31, 2007 and 2006, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2007 and 2006.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                         CARRYING VALUE            PERCENT OF TOTAL        CARRYING VALUE            PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
East North Central              $101                        2.4%                   $94                        3.6%
East South Central                --                         --                     --                         --
Middle Atlantic                  503                       12.1%                   470                       17.9%
Mountain                         101                        2.4%                    24                        0.9%
New England                      348                        8.4%                   166                        6.3%
Pacific                          959                       23.0%                   523                       19.9%
South Atlantic                   749                       18.0%                   551                       20.9%
West North Central                25                        0.6%                     6                        0.2%
West South Central               179                        4.3%                   100                        3.8%
Other (1)                      1,201                       28.8%                   697                       26.5%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                      CARRYING VALUE               PERCENT OF TOTAL     CARRYING VALUE               PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Industrial                      $424                       10.2%                  $298                       11.3%
Lodging                          424                       10.2%                   413                       15.7%
Agricultural                     236                        5.7%                    58                        2.2%
Multifamily                      708                       17.0%                   250                        9.5%
Office                         1,550                       37.2%                 1,130                       43.0%
Retail                           702                       16.8%                   352                       13.4%
Other                            122                        2.9%                   130                        4.9%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the accompanying consolidated financial statements.

                                     DECEMBER 31, 2007                                     DECEMBER 31, 2006
                    CARRYING                           MAXIMUM EXPOSURE   CARRYING                           MAXIMUM EXPOSURE
                    VALUE (1)       LIABILITY (2)         TO LOSS (3)     VALUE (1)       LIABILITY (2)         TO LOSS (3)
------------------------------------------------------------------------------------------------------------------------------
Collateralized
 loan obligations
 ("CLOs") and
 other funds (4)        $359             $199                 $171            $296             $167                 $136
Limited
 partnerships            309              121                  150             103               15                   75
Other investments
 (5)                      65               --                   81              --               --                   --
                       -----            -----                -----           -----            -----                -----
         TOTAL (6)      $733             $320                 $402            $399             $182                 $211
                       -----            -----                -----           -----            -----                -----

(1) The carrying value of CLOs and other funds and Other investments is equal to fair value. Limited partnerships are accounted for under the equity method.

(2) Creditors have no recourse against the Company in the event of default by the VIE.

(3) The maximum exposure to loss does not include changes in fair value or the Company's proportionate shares of earnings associated with limited partnerships accounted for under the equity method. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the carrying value was $413 and $217, respectively. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the Comany's initial co-investment or amortized cost basis was $402 and $211, respectively.

(4) The Company provides collateral management services and earns a fee associated with these structures.

(5) Other investments include investment structures that are backed by preferred securities.

(6) As of December 31, 2007 and 2006, the Company had relationships with six and four VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2007, the Company held variable interests in four VIEs, where the Company is not the primary beneficiary and as a result, these are not consolidated by the Company. As of December 31, 2007, these VIEs included two collateralized bond obligations and two CLOs which are managed by HIMCO. These investments have been held by the Company for a period of one year. The maximum exposure to loss consisting of the Company's investments based on the amortized cost of the non-consolidated VIEs was approximately $100 as of December 31, 2007 For the year ended December 31, 2007 the Company recognized $1 of the maximum exposure to loss representing an other-than-temporary impairment recorded as a realized capital loss.

HIMCO is the collateral manager for four market value CLOs (included in the VIE discussion above) that invest in senior secured bank loans through total return swaps. For two of the CLOs, the Company has determined it is the primary beneficiary and accordingly consolidates the transactions. The maximum exposure to loss for these two consolidated CLOs, which is included in the "Collateral loan obligations and other funds" line in the table above, is $74 of which the Company has recognized a realized capital loss of $19. The Company is not the primary beneficiary for the remaining two CLOs, but maintains a significant involvement in the transactions. The maximum exposure to loss for these remaining two CLOs, included in the $100 in the preceding paragraph, is $14. The CLOs have triggers that allow the total return swap counterparty to terminate the transactions if the fair value of the aggregate referenced bank loan portfolio declines below a stated level.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options to achieve one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                         ASSET VALUES        LIABILITY VALUES
                                       2007         2006     2007          2006
--------------------------------------------------------------------------------
Other investments                       $446         $271      $ --         $ --
Reinsurance recoverables                 128           --        --           22
Other policyholder funds and
 benefits payable                          2          172       801           --
Consumer notes                            --           --         5            1
Other liabilities                         --           --       354          589
                                      ------       ------  --------       ------
                               TOTAL    $576         $443    $1,160         $612
                                      ------       ------  --------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2007 and 2006. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2007 and 2006.

                                                                                                            HEDGE
                                                                                                      INEFFECTIVENESS,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily used
 to convert interest receipts on
 floating-rate fixed maturity securities
 to fixed rates. These derivatives are
 predominantly used to better match cash
 receipts from assets with cash
 disbursements required to fund
 liabilities.
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed investment
 contract payments to a fixed rate to
 better match the cash receipts earned
 from the supporting investment
 portfolio.                                    $4,019          $4,560      $73          $(19)           $1             $(8)
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash flows
 associated with certain foreign
 denominated fixed maturity investments
 to U.S. dollars. The foreign fixed
 maturities are primarily denominated in
 euros and are swapped to minimize cash
 flow fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to convert
 foreign denominated cash flows
 associated with certain liability
 payments to U.S. dollars in order to
 minimize cash flow fluctuations due to
 changes in currency rates.                     1,226           1,420     (269)         (318)           (1)             (4)
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.            3,594           3,303      (38)            7            --              --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed rate
 liabilities due to changes in foreign
 currency rates.                                  696             492       25            (9)           --              --
                                          -----------       ---------  -------       -------       -------       ---------
   TOTAL CASH-FLOW AND FAIR-VALUE HEDGES       $9,535          $9,775    $(209)        $(339)         $ --            $(12)
                                          -----------       ---------  -------       -------       -------       ---------

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT AND/OR RISK MANAGEMENT
 ACTIVITIES
Interest rate swaps, caps and floors
 The Company uses interest rate swaps,
 caps and floors to manage duration risk
 between assets and liabilities in
 certain portfolios. In addition, the
 Company enters into interest rate swaps
 to terminate existing swaps in hedging
 relationships, thereby offsetting the
 changes in value of the original swap.        $6,666          $4,911     $ --          $(15)          $15            $(27)
Interest rate forwards
 The Company uses interest rate forwards
 to replicate the purchase of
 mortgage-backed securities to manage
 duration risk and liquidity.                      --             644       --            (4)           (1)              5
Foreign currency swaps and forwards
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments.                                     199             162       (8)          (11)           (5)             (7)
Credit default and total return swaps
 The Company enters into credit default
 swap agreements in which the Company
 assumes credit risk of an individual
 entity, referenced index or asset pool.
 These contracts entitle the Company to
 receive a periodic fee in exchange for
 an obligation to compensate the
 derivative counterparty should a credit
 event occur on the part of the
 referenced security issuers. The
 maximum potential future exposure to
 the Company is the notional value of
 the swap contracts, which is $1,202 and
 $786, after-tax, as of December 31,
 2007 and 2006, respectively.                   1,849           1,209     (235)          (92)          (83)             20
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific index
 or collateral portfolio. The maximum
 potential future exposure to the
 Company for the credit index swaps is
 the notional value and for the total
 return swaps is the cash collateral
 associated with the transaction, which
 has termination triggers that limit
 investment losses. As of December 31,
 2007 and 2006, the maximum potential
 future exposure to the Company from
 such contracts is $639 and $707,
 after-tax, respectively.                       1,731           1,629      (62)            1           (48)              1

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
 The Company enters into credit default
 swap agreements, in which the Company
 reduces credit risk to an individual
 entity. These contracts require the
 Company to pay a derivative
 counterparty a periodic fee in exchange
 for compensation from the counterparty
 should a credit event occur on the part
 of the referenced security issuer. The
 Company entered into these agreements
 as an efficient means to reduce credit
 exposure to specified issuers or
 sectors.                                      $3,494          $1,882      $56           $(8)          $38             $(6)
Yen fixed annuity hedging instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and yen
 interest rate exposures associated with
 the yen denominated individual fixed
 annuity product. The associated
 liability is adjusted for changes in
 spot rates which was $(66) and $12,
 after-tax, as of December 31, 2007 and
 2006, respectively, and offsets the
 derivative.                                    1,849           1,869     (115)         (225)           34             (64)
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider. The
 GMWB is a bifurcated embedded
 derivative that provides the
 policyholder with a GRB if the account
 value is reduced to zero through a
 combination of market declines and
 withdrawals. The GRB is generally equal
 to premiums less withdrawals. The
 policyholder also has the option, after
 a specified time period, to reset the
 GRB to the then-current account value,
 if greater. The notional value of the
 embedded derivative is the GRB balance.
 For a further discussion, see the
 Derivative Instruments section of Note
 2.                                            44,852          37,769     (707)           53          (430)             79
GMWB reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMWB embedded derivative for the lives
 of the host variable annuity contracts.
 The notional amount of the reinsurance
 contracts is the GRB amount.                   6,579           7,172      128           (22)           83             (19)
GMWB hedging instruments
 The Company enters into derivative
 contracts to economically hedge
 exposure to the volatility associated
 with the portion of the GMWB
 liabilities which are not reinsured.
 These derivative contracts include
 customized swaps, interest rate swaps
 and futures, and equity swaps, put and
 call options, and futures, on certain
 indices including the S&P 500 index,
 EAFE index, and NASDAQ index.                 21,357           8,379      642           346           167             (77)

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum benefit product
 reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives for
 the lives of the host variable annuity
 contracts. The reinsurance contracts
 are accounted for as free-standing
 derivative contracts. The notional
 amount of the reinsurance contracts is
 the yen denominated GRB balance value
 converted at the year-end yen to U.S.
 dollar foreign spot exchange rate.           $18,065         $11,304     $(70)         $119         $(101)           $(35)
Equity index swaps and options
 The Company offers certain equity
 indexed products, which may contain an
 embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition, the
 Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.                            149              25      (22)           (1)            1              --
Statutory reserve hedging instruments
 The Company purchases one and two year
 S&P 500 put option contracts to
 economically hedge the statutory
 reserve impact of equity risk arising
 primarily from GMDB and GMWB
 obligations against a decline in the
 equity markets.                                  661           2,220       18            29           (14)             (9)
Coinsurance and modified coinsurance
 reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance with
 funds withheld and modified coinsurance
 reinsurance agreement ("Agreement")
 with an affiliate reinsurance company
 to provide statutory surplus relief for
 certain life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative.                                      655              --       --            --            --              --
      TOTAL OTHER INVESTMENT AND/OR RISK
                   MANAGEMENT ACTIVITIES     $108,106         $79,175    $(375)         $170         $(344)          $(139)
                                          -----------       ---------  -------       -------       -------       ---------
                   TOTAL DERIVATIVES (1)     $117,641         $88,950    $(584)        $(169)        $(344)          $(151)
                                          -----------       ---------  -------       -------       -------       ---------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, of derivatives held for other investment and/or risk management activities.

The increase in notional amount since December 31, 2006, is primarily due to an increase in embedded derivatives associated with the GMWB rider, an increase in the related GMWB hedging derivatives, and an increase in the guaranteed minimum benefit riders reinsured from a related party. The Company offers certain variable annuity products with a GMWB rider, which is accounted for as an embedded derivative. For further discussion on the GMWB rider, refer to Note 8 of Notes to Consolidated Financial Statements. For further discussion of the internal reinsurance of the guaranteed minimum benefit riders, including GMIB and GMAB products, which are accounted for as free standing derivatives, refer to Note 8 and Note 16 of Notes to Consolidated Financial Statements.

The increase in notional of GMWB embedded derivatives is primarily due to additional product sales. The increase in notional of GMWB hedging derivatives primarily related to two customized swap contracts that were entered into during 2007 to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. As of December 31, 2007, these swaps had a notional value of $12.8 billion and a market value of $50. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" and included in Other Assets in the Condensed Consolidated Balance Sheets. The deferred loss of $51 will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses).

The increase in notional of the reinsurance of guaranteed minimum benefit riders is primarily due GMIB product sales as well as depreciation of the U.S. dollar compared to the yen. Also contributing to the increase is a new reinsurance agreement entered into effective September 30, 2007, related to the GMAB rider, which is also accounted for as a free-standing derivative.

The decrease in net fair value of derivative instruments since December 31, 2006, was primarily related to GMWB related derivatives, the internal reinsurance contract associated with GMIB, and credit derivatives, partially offset by the Japanese fixed annuity hedging instruments, interest rate derivatives, and foreign currency swaps. The GMWB related derivatives decreased in value primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices as well as those to reflect newly reliable market inputs for volatility. The internal reinsurance contract associated with GMIB decreased in value primarily as a result of liability model refinements, a decrease in interest rates, and changes in equity volatility levels. Credit derivatives, including credit default swaps, credit index swaps, and bank loan total return swaps, declined in value due to credit spreads widening. Credit spreads widened primarily due to the deterioration in the U.S. housing market, tightened lending conditions, the market's flight to quality securities, as well as increased likelihood of a U.S. recession. The Japanese fixed annuity contract hedging instruments increased in value primarily due to appreciation of the Japanese yen in comparison to the U.S. dollar. Interest rate derivatives increased in value primarily due to the decline in interest rates. The fair value of foreign currency swaps hedging foreign bonds increased primarily as a result of the sale of certain swaps that were in loss positions due to the weakening of the U.S. dollar in comparison to certain foreign currencies.

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment ("non-qualifying strategies"), including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2007 and 2006, these non-qualifying strategies resulted in after-tax net losses of $(344) and $(139), respectively. For the year ended December 31, 2007, net losses were primarily comprised of net losses on the GMWB related derivatives, net losses on credit derivatives, and net losses associated with the internal reinsurance of GMIB. The net losses on the GMWB rider embedded derivatives were primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility. The net losses on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, were due to credit spreads widening. The net losses associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in equity volatility levels. For the year ended December 31, 2006, losses were largely comprised of losses on the reinsurance of GMIB, net losses on GMWB rider and hedging derivatives primarily driven by modeling refinements, net losses on interest rate derivatives due to an increase in interest rates, and net losses on the Japanese fixed annuity hedging instruments primarily due to an increase in Japan interest rates.

As of December 31, 2007 and 2006, the after-tax deferred net (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(16) and $(8), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. For the year ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2005, after-tax net gains (losses) representing the total ineffectiveness of all cash-flow hedges was $(6) and fair-value hedges was $2, while there were no net gains (losses) on net investment hedges.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the fair value of the loaned securities was approximately $2.1 billion and $1.6 billion, respectively, and was included in fixed maturities, equities, available for sale, and short-term investments in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $6 and $2 for the years ended December 31, 2007 and 2006, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged having a fair value of $355 and $441, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2007 and 2006, were as follows:

                                            2007      2006
------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                             $4        $3
CMO                                             21        --
CMBS                                           244       169
Corporate                                    1,554     1,339
MBS                                            221       152
Government/Government Agencies
 Foreign                                        14         4
 United States                                 303       327
Short-term                                       1        --
Preferred stock                                 53        --
                                          --------  --------
                                   TOTAL    $2,415    $1,994
                                          --------  --------

As of December 31, 2007 and 2006, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $3.3 billion and $1.8 billion, respectively. At December 31, 2007 and 2006, cash collateral of $3.1 billion and $1.6 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount predominately recorded in other liabilities. At December 31, 2007 and 2006, cash received from derivative counterparties of $175 and $109, respectively, was netted against the derivative assets values in accordance with FSP FIN 39-1 and recorded in other assets. For further discussion on the adoption of FSP FIN 39-1, see Note 2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred no counterparty default for the years ended December 31, 2007 and 2006. As of December 31, 2007 and 2006, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2007 and 2006, the fair value of securities on deposit was approximately $14 and $9, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans and short-term investments, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2007 and 2006 were as follows:

                                        2007                          2006
                               CARRYING            FAIR       CARRYING          FAIR
                                AMOUNT             VALUE       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                $45,611          $45,611      $44,646          $44,646
 Equity securities                   722              722      276              276
 Policy loans                      2,016            2,016      2,009            2,009
 Mortgage loans on real
  estate                           4,166            4,169      2,631            2,619
 Short-term investments              752              752      694              694
 Other investments (1)               480              480      273              273
LIABILITIES
 Other policyholder funds
  and benefits payable
  (2)                            $15,148          $15,097      $13,931          $13,186
 Consumer notes                      809              814      258              260
                               ---------          -------      --                --

(1) 2007 and 2006 includes $446 and $271 of derivative related assets, respectively.

(2) Excludes universal life insurance contracts, including corporate owned life insurance.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2007and 2006, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2007, the Company's policy for the largest amount retained on any one life doubled from $5 to $10 compared to the corresponding 2006 and 2005 periods.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,173         $4,360         $4,019
Reinsurance assumed                        13             19             39
Reinsurance ceded                        (694)          (719)          (798)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,492         $3,660         $3,260
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.

In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $285, $241 and $378 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company also assumes reinsurance from other insurers.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $132, $166 and $130 in 2007, 2006 and 2005, respectively, and accident and health premium of $243, $259 and $221, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2007           2006           2005
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 7,334        $ 7,101        $ 6,453
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                (20)            --             --
BALANCE, JANUARY 1, AS ADJUSTED         7,314          7,101          6,453
Capitalization                          1,400          1,351          1,226
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (817)        (1,033)          (945)
AMORTIZATION -- UNLOCK, PRE-TAX (1)       302           (142)            --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other             194             57            367
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $8,393         $7,334         $7,101
                                     --------       --------       --------

(1) For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the years ended December 31,
--------------------------------------------------------------------------------
2008                                                                         $27
2009                                                                         $27
2010                                                                         $25
2011                                                                         $23
2012                                                                         $22
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2007 and December 31, 2006, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2007 and 2006.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2007, 2006 and 2005 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued or reinsured by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that your policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007         $531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006          $ 158                 5
Incurred                                           130                 2
Unlock                                             294                --
Paid                                              (106)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2006         $476                 7
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006. The reinsurance recoverable asset related to the UL Secondary Guarantees was $6 as of December 31, 2006.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the SOP 03-1 liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock Results in Note 1, the Company unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2007 and the fourth quarter of 2006.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2007:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8% after fund fees, but before mortality and expense charges; it varies by asset class with a low of 3% for cash and a high of 11% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2007.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 13%, with an average of 11%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.50% for issue year 2005 & 2006, and discount rate of 4.25% for issue year 2007.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 3% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies is 0.4%.

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2007

                                                                                           RETAINED          WEIGHTED AVERAGE
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT          ATTAINED AGE OF
                                                        VALUE          AT RISK             AT RISK               ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
Maximum anniversary value (MAV) (1)
MAV only                                                 $47,463         $3,557               $419                   65
With 5% rollup (2)                                         3,360            285                 67                   64
With Earnings Protection Benefit Rider (EPB) (3)           5,463            530                 85                   62
With 5% rollup & EPB                                       1,333            155                 30                   64
Total MAV                                                 57,619          4,527                601
Asset Protection Benefit (APB) (4)                        42,489            446                242                   62
Lifetime Income Benefit (LIB) (5)                         10,273             25                 25                   62
Reset (6) (5-7 years)                                      6,132             80                 80                   66
Return of Premium (7)/Other                               10,321             28                 28                   54
                                                     -----------       --------             ------                  ---
                                              TOTAL     $126,834         $5,106               $976                   63
                                                     -----------       --------             ------                  ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value or MAV, net premiums paid, or a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allow policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive. Through this feature, the policyholder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB and GMAB reinsurance represent free-standing derivatives and are carried at fair value and reported in other policyholder funds. See Note 16 for additional disclosure concerning reinsurance agreements. The fair value of the GMWB obligation, as well as the GMIB and GMAB obligations, assumed from a related party are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based primarily on a blend of observed market

"implied volatility"; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts. During, the second quarter of 2007, the Company reflected newly reliable market inputs for volatility on Standard and Poor's ("S&P") 500, National Association of Securities Dealers Automated Quotations ("NASDAQ") and Europe, Australasia and Far East ("EAFE") index options.

As of December 31, 2007 and December 31, 2006, the embedded derivative (liability) asset recorded for GMWB, before reinsurance or hedging, was $(707) and $53, respectively. During 2007, 2006 and 2005 the change in value of the GMWB, before reinsurance and hedging, reported in realized gains (losses) was $(661), $121and ($64), respectively. Included in the realized gain (loss) for the years ended December 31, 2007 and 2006 were liability model refinements, changes in policyholder behavior assumptions and changes in other assumptions to reflect newly reliable market inputs for volatility of a net $(234) and $(2), respectively.

As of December 31, 2007 and 2006, $46.3 billion, or 82%, and $37.3 billion, or 77%, respectively, of account value representing substantially all of the contracts written after July 2003 with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established a risk management strategy. During the second and third quarter of 2007, as part of the Company's risk management strategy, the Company purchased two customized swap contracts which hedge certain capital market risk components for the remaining term of certain blocks of the non-reinsured GMWB riders. As of December 31, 2007, these swaps had a notional value of $12.8 billion. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. The Company also uses other derivative instruments to hedge its unreinsured GMWB exposure including interest rate futures, S&P 500 and NASDAQ index options and futures contracts and EAFE Index swaps to hedge GMWB exposure to international equity markets. The total (reinsured and unreinsured) GRB as of December 31, 2007 and 2006 was $44.8 billion and $37.8 billion, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, after reinsurance, as of December 31, 2007 and 2006, was $139 and $8, respectively. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                      AS OF                      AS OF
                                  DECEMBER 31,               DECEMBER 31,
                                      2007                       2006
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $109,354                   $104,687
Cash and cash equivalents                9,975                      8,931
                                   -----------                -----------
                     TOTAL            $119,329                   $113,618
                                   -----------                -----------

As of December 31, 2007, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2007         2006
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $397         $359
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                      (1)          --
BALANCE, JANUARY 1, AS ADJUSTED                            396          359
Sales inducements deferred                                  97           84
Unlock                                                     (15)           4
Amortization charged to income                             (33)         (50)
                                                        ------       ------
BALANCE, END OF PERIOD                                    $445         $397
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. . The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint . The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $27, $35 and $35 for the years ended December 31, 2007, 2006 and 2005, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expires on December 31, 2007, as this operating lease will be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $6, $27 and $27 for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum rental commitments on all operating leases are as follows:

2008                                                                         $17
2009                                                                          11
2010                                                                           8
2011                                                                           5
2012                                                                           2
Thereafter                                                                     2
                                                                            ----
                                                                     TOTAL  $ 45
                                                                            ----

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $155, $174 and $184 related to the separate account DRD in the year ended December 31, 2007, December 31, 2006 and December 31, 2005, respectively. The 2007 benefit included a tax of $1 related to a true-up of the prior year tax return, the 2006 benefit included a benefit of $6 related to true-ups of prior years' tax returns and the 2005 benefit included a benefit of $3 related to a true-up of the prior year tax return

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11 and $17 related to separate account FTC in the year ended December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $0 and $7 in 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2007, the Company has outstanding commitments totaling $888, of which $616 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2007 and 2006, the liability balance was $4 and $4, respectively. As of December 31, 2007 and 2006, $12 and $13, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                                      FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                 2007         2006         2005
--------------------------------------------------------------------------------
Current                                           $106         $115          $71
Deferred                                            62          (12)         136
                                                ------       ------       ------
                            INCOME TAX EXPENSE    $168         $103         $207
                                                ------       ------       ------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2007         2006         2005
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $318         $292         $391
Dividends received deduction                 (155)        (174)        (184)
Penalties                                       7           --            1
Foreign related investments                   (11)         (10)          (2)
Other                                           9           (5)           1
                                           ------       ------       ------
                                    TOTAL    $168         $103         $207
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2007            2006
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $682            $568
Unrealized Loss on Investments                          294              --
Other Investment-related items                          455             179
Minimum tax credit                                      239             217
Foreign tax credit carryovers                            --               7
Other                                                    17              --
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      1,687             971
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,775)         (1,252)
Net unrealized gains on equity securities                --            (169)
Employee benefits                                       (36)            (39)
Other                                                    --              (2)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,811)         (1,462)
                                                  ---------       ---------
                    TOTAL DEFERRED TAX LIABILITY      $(124)          $(491)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $62 and $(78) as of December 31, 2007 and 2006, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. During 2005, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2002 through 2003 that is anticipated to be completed in early 2008. The 2004 through 2006 examination will begin in 2008. The Company anticipates that it is reasonably possible that the Internal Revenue Service will issue the 2002-2003 Revenue Agent's Report within 12 months. The Company does not anticipate that the outcome of the audit will result in a material change to its financial position.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no balance of unrecognized tax benefits as of January 1, 2007 or December 31, 2007. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2007 and 2006, $809 and $258 of consumer notes had been issued. As of December 31, 2007, these consumer notes have interest rates ranging from 4.75% to 6.25% for fixed notes and, for variable notes, either consumer price index plus 157 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials or the Nikkei 225. The aggregate maturities of consumer notes are as follows: $222 in 2008, $494 in 2009, $34 in 2010, $19 in 2011 and
$40 thereafter. For the year ended December 31, 2007 and 2006, interest credited to holders of consumer notes was $11 and $2, respectively.

13. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2007          2006          2005
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Statutory net income                            $255          $777          $393
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Statutory capital and surplus                 $4,448        $3,276        $3,022
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A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2007, the maximum amount of statutory dividends which may be paid by the Company in 2008, without prior approval, is $445.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $22 and $21 for the years ended December 31, 2007, 2006 and 2005, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2007, employees who had salaries of less than $100,000 per year received a contribution of 1.5% of base salary and employees who had salaries of $100,000 or more per year received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $11, $9 and $8 for the years ended December 31, 2007, 2006 and 2005, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $21 million, $19 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $6 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. If, prior to the adoption of SFAS 123(R), the Company had been expensing stock option awards to retirement-eligible employees over the shorter of the stated vesting period or the date of retirement eligibility, then the Company would have recognized an immaterial increase in net income for the year ended December 31, 2005 and an immaterial decrease in net income for the year ended December 31, 2004. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2007, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2007 and 2006 the Company had $4.8 billion and $3.8 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2007, 2006 and 2005, the Company recorded earned premiums of $525, $296 and $339 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of

December 31, 2007 and 2006, $1.8 billion and $1.7 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is an asset of $2 at December 31, 2007.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2007 and 2006, the fair value of the GMIB reinsurance derivative was an asset (liability) of $(72) and $119, respectively. During the year ended December 31, 2007 the Company recorded a net capital contribution (dividend) of $17 and a pre-tax realized loss of $156, representing the change in fair value of the GMIB reinsurance derivative. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.)

The methodology for calculating the value of the reinsurance derivative's for GMIB and GMAB are consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The contracts underlying the GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMIB and GMAB, as of December 31, 2007 and 2006, was $130 and $0, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $130.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $380, respectively. As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. QUARTERLY RESULTS FOR 2007 AND 2006 (UNAUDITED)

                                             MARCH 31,              JUNE 30,             SEPTEMBER 30,          DECEMBER 31,
                                        2007          2006     2007          2006     2007          2006     2007          2006
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Revenues                                $1,692        $1,623   $1,660        $1,272   $1,751        $1,523   $1,503        $1,671
Benefits, claims and expenses            1,360         1,286    1,551         1,198    1,337         1,259    1,450         1,512
Net income                                 262           259      110            93      290           231       78           148
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